UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04096
MFS MUNICIPAL SERIES TRUST
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Municipal
Intermediate Fund
Class A-MIUAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$35	0.69%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	202,680,786	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	460	Average Effective Duration (yrs):	5.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Multi-Family Housing Revenue	12.6%
Student Loan Revenue	9.0%
Healthcare Revenue - Long Term Care	8.6%
Healthcare Revenue - Hospitals	7.8%
Airport Revenue	6.4%
Utilities - Other	6.3%
Universities - Colleges	6.2%
Utilities - Investor Owned	5.2%
Single Family Housing - State	4.5%
Secondary Schools	4.2%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	7.7%
AA	22.6%
A	29.7%
BBB	22.0%
BB	6.5%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	8.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIUA-SEM

MFS® Municipal
Intermediate Fund
Class C-MIUCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.44%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	202,680,786	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	460	Average Effective Duration (yrs):	5.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Multi-Family Housing Revenue	12.6%
Student Loan Revenue	9.0%
Healthcare Revenue - Long Term Care	8.6%
Healthcare Revenue - Hospitals	7.8%
Airport Revenue	6.4%
Utilities - Other	6.3%
Universities - Colleges	6.2%
Utilities - Investor Owned	5.2%
Single Family Housing - State	4.5%
Secondary Schools	4.2%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	7.7%
AA	22.6%
A	29.7%
BBB	22.0%
BB	6.5%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	8.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIUC-SEM

MFS® Municipal
Intermediate Fund
Class I-MIUIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$22	0.44%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	202,680,786	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	460	Average Effective Duration (yrs):	5.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Multi-Family Housing Revenue	12.6%
Student Loan Revenue	9.0%
Healthcare Revenue - Long Term Care	8.6%
Healthcare Revenue - Hospitals	7.8%
Airport Revenue	6.4%
Utilities - Other	6.3%
Universities - Colleges	6.2%
Utilities - Investor Owned	5.2%
Single Family Housing - State	4.5%
Secondary Schools	4.2%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	7.7%
AA	22.6%
A	29.7%
BBB	22.0%
BB	6.5%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	8.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIUI-SEM

MFS® Municipal
Intermediate Fund
Class R6-MIURX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.38%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	202,680,786	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	460	Average Effective Duration (yrs):	5.4
Portfolio Turnover Rate (%):	11
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Multi-Family Housing Revenue	12.6%
Student Loan Revenue	9.0%
Healthcare Revenue - Long Term Care	8.6%
Healthcare Revenue - Hospitals	7.8%
Airport Revenue	6.4%
Utilities - Other	6.3%
Universities - Colleges	6.2%
Utilities - Investor Owned	5.2%
Single Family Housing - State	4.5%
Secondary Schools	4.2%
Other Industries	29.2%
Composition including fixed income credit quality
AAA	7.7%
AA	22.6%
A	29.7%
BBB	22.0%
BB	6.5%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	8.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIUR6-SEM

MFS® Municipal Income Fund
Class A-MFIAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$38	0.74%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBA-SEM

MFS® Municipal Income Fund
Class A1-MMIDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A1	$25	0.49%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBA1-SEM

MFS® Municipal Income Fund
Class B-MMIBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$76	1.49%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBB-SEM

MFS® Municipal Income Fund
Class B1-MMIGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B1	$63	1.24%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBB1-SEM

MFS® Municipal Income Fund
Class C-MMICX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$76	1.49%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBC-SEM

MFS® Municipal Income Fund
Class I-MIMIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$25	0.49%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBI-SEM

MFS® Municipal Income Fund
Class R6-MPMNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$22	0.42%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	5,620,604,602	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	2,040	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	17.0%
Multi-Family Housing Revenue	8.0%
Airport Revenue	7.3%
Utilities - Other	6.2%
Single Family Housing - State	5.3%
Miscellaneous Revenue - Other	4.8%
Healthcare Revenue - Long Term Care	4.8%
General Obligations - Schools	4.5%
Universities - Colleges	4.1%
Student Loan Revenue	4.0%
Other Industries	34.0%
Composition including fixed income credit quality
AAA	7.0%
AA	26.8%
A	30.8%
BBB	16.6%
BB	4.6%
B	0.3%
CCC	0.1%
CC	0.2%
Not Rated	10.7%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMBR6-SEM

MFS® Arkansas
Municipal Bond Fund
Class A-MFARX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$36	0.70%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	150,302,413	Average Effective Maturity (yrs):	16.9
Total Number of Holdings:	204	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Sales & Excise Tax Revenue	20.5%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	13.0%
Healthcare Revenue - Hospitals	11.8%
General Obligations - Schools	11.2%
Miscellaneous Revenue - Other	4.5%
Tax - Other	4.2%
General Obligations - General Purpose	3.9%
Utilities - Other	3.9%
Single Family Housing - State	3.8%
Other Industries	10.0%
Composition including fixed income credit quality
AA	57.5%
A	22.9%
BBB	9.9%
BB	0.8%
B	0.0%
Not Rated	7.7%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MARA-SEM

MFS® Arkansas
Municipal Bond Fund
Class B-MBARX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$74	1.45%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	150,302,413	Average Effective Maturity (yrs):	16.9
Total Number of Holdings:	204	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Sales & Excise Tax Revenue	20.5%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	13.0%
Healthcare Revenue - Hospitals	11.8%
General Obligations - Schools	11.2%
Miscellaneous Revenue - Other	4.5%
Tax - Other	4.2%
General Obligations - General Purpose	3.9%
Utilities - Other	3.9%
Single Family Housing - State	3.8%
Other Industries	10.0%
Composition including fixed income credit quality
AA	57.5%
A	22.9%
BBB	9.9%
BB	0.8%
B	0.0%
Not Rated	7.7%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MARB-SEM

MFS® Arkansas
Municipal Bond Fund
Class I-MARLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.60%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	150,302,413	Average Effective Maturity (yrs):	16.9
Total Number of Holdings:	204	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Sales & Excise Tax Revenue	20.5%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	13.0%
Healthcare Revenue - Hospitals	11.8%
General Obligations - Schools	11.2%
Miscellaneous Revenue - Other	4.5%
Tax - Other	4.2%
General Obligations - General Purpose	3.9%
Utilities - Other	3.9%
Single Family Housing - State	3.8%
Other Industries	10.0%
Composition including fixed income credit quality
AA	57.5%
A	22.9%
BBB	9.9%
BB	0.8%
B	0.0%
Not Rated	7.7%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MARI-SEM

MFS® Arkansas
Municipal Bond Fund
Class R6-MPRAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.53%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	150,302,413	Average Effective Maturity (yrs):	16.9
Total Number of Holdings:	204	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Industries
Sales & Excise Tax Revenue	20.5%
Universities - Colleges	13.2%
Water & Sewer Utility Revenue	13.0%
Healthcare Revenue - Hospitals	11.8%
General Obligations - Schools	11.2%
Miscellaneous Revenue - Other	4.5%
Tax - Other	4.2%
General Obligations - General Purpose	3.9%
Utilities - Other	3.9%
Single Family Housing - State	3.8%
Other Industries	10.0%
Composition including fixed income credit quality
AA	57.5%
A	22.9%
BBB	9.9%
BB	0.8%
B	0.0%
Not Rated	7.7%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MARR6-SEM

MFS® California
Municipal Bond Fund
Class A-MCFTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$34	0.67%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	672,191,368	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	403	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Multi-Family Housing Revenue	14.6%
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	10.6%
Airport Revenue	9.5%
Tax Assessment	5.8%
Utilities - Other	5.0%
Secondary Schools	4.1%
State & Local Agencies	4.0%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.6%
Other Industries	25.1%
Composition including fixed income credit quality
AAA	11.2%
AA	32.8%
A	24.1%
BBB	14.8%
BB	2.7%
B	0.3%
Not Rated	10.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCAA-SEM

MFS® California
Municipal Bond Fund
Class B-MBCAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$72	1.42%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	672,191,368	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	403	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Multi-Family Housing Revenue	14.6%
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	10.6%
Airport Revenue	9.5%
Tax Assessment	5.8%
Utilities - Other	5.0%
Secondary Schools	4.1%
State & Local Agencies	4.0%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.6%
Other Industries	25.1%
Composition including fixed income credit quality
AAA	11.2%
AA	32.8%
A	24.1%
BBB	14.8%
BB	2.7%
B	0.3%
Not Rated	10.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCAB-SEM

MFS® California
Municipal Bond Fund
Class C-MCCAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$80	1.57%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	672,191,368	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	403	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Multi-Family Housing Revenue	14.6%
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	10.6%
Airport Revenue	9.5%
Tax Assessment	5.8%
Utilities - Other	5.0%
Secondary Schools	4.1%
State & Local Agencies	4.0%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.6%
Other Industries	25.1%
Composition including fixed income credit quality
AAA	11.2%
AA	32.8%
A	24.1%
BBB	14.8%
BB	2.7%
B	0.3%
Not Rated	10.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCAC-SEM

MFS® California
Municipal Bond Fund
Class I-MCAVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.57%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	672,191,368	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	403	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Multi-Family Housing Revenue	14.6%
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	10.6%
Airport Revenue	9.5%
Tax Assessment	5.8%
Utilities - Other	5.0%
Secondary Schools	4.1%
State & Local Agencies	4.0%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.6%
Other Industries	25.1%
Composition including fixed income credit quality
AAA	11.2%
AA	32.8%
A	24.1%
BBB	14.8%
BB	2.7%
B	0.3%
Not Rated	10.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCAI-SEM

MFS® California
Municipal Bond Fund
Class R6-MPOAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.51%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	672,191,368	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	403	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Multi-Family Housing Revenue	14.6%
General Obligations - Schools	14.0%
Healthcare Revenue - Hospitals	10.6%
Airport Revenue	9.5%
Tax Assessment	5.8%
Utilities - Other	5.0%
Secondary Schools	4.1%
State & Local Agencies	4.0%
Universities - Colleges	3.7%
Water & Sewer Utility Revenue	3.6%
Other Industries	25.1%
Composition including fixed income credit quality
AAA	11.2%
AA	32.8%
A	24.1%
BBB	14.8%
BB	2.7%
B	0.3%
Not Rated	10.8%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCAR6-SEM

MFS® Georgia
Municipal Bond Fund
Class A-MMGAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$46	0.90%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	114,301,746	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	217	Average Effective Duration (yrs):	7.4
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
Universities - Colleges	14.6%
Healthcare Revenue - Hospitals	13.1%
Utilities - Municipal Owned	9.6%
Water & Sewer Utility Revenue	9.3%
Single Family Housing - State	6.9%
Miscellaneous Revenue - Other	6.4%
Multi-Family Housing Revenue	5.7%
Airport Revenue	5.7%
Sales & Excise Tax Revenue	5.4%
General Obligations - Schools	4.7%
Other Industries	18.6%
Composition including fixed income credit quality
AAA	11.7%
AA	31.5%
A	37.7%
BBB	8.9%
BB	1.2%
B	0.0%
CC	0.1%
Not Rated	6.6%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGAA-SEM

MFS® Georgia
Municipal Bond Fund
Class B-MBGAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$84	1.65%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	114,301,746	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	217	Average Effective Duration (yrs):	7.4
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
Universities - Colleges	14.6%
Healthcare Revenue - Hospitals	13.1%
Utilities - Municipal Owned	9.6%
Water & Sewer Utility Revenue	9.3%
Single Family Housing - State	6.9%
Miscellaneous Revenue - Other	6.4%
Multi-Family Housing Revenue	5.7%
Airport Revenue	5.7%
Sales & Excise Tax Revenue	5.4%
General Obligations - Schools	4.7%
Other Industries	18.6%
Composition including fixed income credit quality
AAA	11.7%
AA	31.5%
A	37.7%
BBB	8.9%
BB	1.2%
B	0.0%
CC	0.1%
Not Rated	6.6%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGAB-SEM

MFS® Georgia
Municipal Bond Fund
Class I-MGATX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$33	0.65%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	114,301,746	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	217	Average Effective Duration (yrs):	7.4
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
Universities - Colleges	14.6%
Healthcare Revenue - Hospitals	13.1%
Utilities - Municipal Owned	9.6%
Water & Sewer Utility Revenue	9.3%
Single Family Housing - State	6.9%
Miscellaneous Revenue - Other	6.4%
Multi-Family Housing Revenue	5.7%
Airport Revenue	5.7%
Sales & Excise Tax Revenue	5.4%
General Obligations - Schools	4.7%
Other Industries	18.6%
Composition including fixed income credit quality
AAA	11.7%
AA	31.5%
A	37.7%
BBB	8.9%
BB	1.2%
B	0.0%
CC	0.1%
Not Rated	6.6%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGAI-SEM

MFS® Georgia
Municipal Bond Fund
Class R6-MPGOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$31	0.60%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	114,301,746	Average Effective Maturity (yrs):	17.9
Total Number of Holdings:	217	Average Effective Duration (yrs):	7.4
Portfolio Turnover Rate (%):	6
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.7%
Money Market Funds	2.3%
Industries
Universities - Colleges	14.6%
Healthcare Revenue - Hospitals	13.1%
Utilities - Municipal Owned	9.6%
Water & Sewer Utility Revenue	9.3%
Single Family Housing - State	6.9%
Miscellaneous Revenue - Other	6.4%
Multi-Family Housing Revenue	5.7%
Airport Revenue	5.7%
Sales & Excise Tax Revenue	5.4%
General Obligations - Schools	4.7%
Other Industries	18.6%
Composition including fixed income credit quality
AAA	11.7%
AA	31.5%
A	37.7%
BBB	8.9%
BB	1.2%
B	0.0%
CC	0.1%
Not Rated	6.6%
Money Market Funds	2.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGAR6-SEM

MFS® Alabama
Municipal Bond Fund
Class A-MFALX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$46	0.90%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	73,469,555	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	175	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	14.1%
Universities - Colleges	12.2%
General Obligations - General Purpose	11.8%
Tax - Other	11.0%
Sales & Excise Tax Revenue	9.6%
Healthcare Revenue - Hospitals	7.8%
State & Local Agencies	5.6%
Utilities - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	3.8%
Other Industries	15.5%
Composition including fixed income credit quality
AAA	5.3%
AA	36.4%
A	36.0%
BBB	11.6%
BB	1.2%
CC	0.1%
Not Rated	6.8%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MALA-SEM

MFS® Alabama
Municipal Bond Fund
Class B-MBABX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$84	1.65%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	73,469,555	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	175	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	14.1%
Universities - Colleges	12.2%
General Obligations - General Purpose	11.8%
Tax - Other	11.0%
Sales & Excise Tax Revenue	9.6%
Healthcare Revenue - Hospitals	7.8%
State & Local Agencies	5.6%
Utilities - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	3.8%
Other Industries	15.5%
Composition including fixed income credit quality
AAA	5.3%
AA	36.4%
A	36.0%
BBB	11.6%
BB	1.2%
CC	0.1%
Not Rated	6.8%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MALB-SEM

MFS® Alabama
Municipal Bond Fund
Class I-MLALX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$33	0.65%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	73,469,555	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	175	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	14.1%
Universities - Colleges	12.2%
General Obligations - General Purpose	11.8%
Tax - Other	11.0%
Sales & Excise Tax Revenue	9.6%
Healthcare Revenue - Hospitals	7.8%
State & Local Agencies	5.6%
Utilities - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	3.8%
Other Industries	15.5%
Composition including fixed income credit quality
AAA	5.3%
AA	36.4%
A	36.0%
BBB	11.6%
BB	1.2%
CC	0.1%
Not Rated	6.8%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MALI-SEM

MFS® Alabama
Municipal Bond Fund
Class R6-MPOLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$30	0.59%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	73,469,555	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	175	Average Effective Duration (yrs):	7.8
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	14.1%
Universities - Colleges	12.2%
General Obligations - General Purpose	11.8%
Tax - Other	11.0%
Sales & Excise Tax Revenue	9.6%
Healthcare Revenue - Hospitals	7.8%
State & Local Agencies	5.6%
Utilities - Other	4.3%
Single Family Housing - State	4.3%
General Obligations - Schools	3.8%
Other Industries	15.5%
Composition including fixed income credit quality
AAA	5.3%
AA	36.4%
A	36.0%
BBB	11.6%
BB	1.2%
CC	0.1%
Not Rated	6.8%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MALR6-SEM

MFS® Maryland
Municipal Bond Fund
Class A-MFSMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.83%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	129,923,775	Average Effective Maturity (yrs):	15.6
Total Number of Holdings:	215	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	13.1%
General Obligations - General Purpose	12.0%
Single Family Housing - State	10.4%
Multi-Family Housing Revenue	9.5%
Transportation - Special Tax	5.0%
Universities - Colleges	4.1%
Tax Assessment	3.9%
Healthcare Revenue - Long Term Care	2.7%
Universities - Dormitories	2.6%
Other Industries	20.3%
Composition including fixed income credit quality
AAA	13.6%
AA	33.8%
A	26.5%
BBB	12.6%
BB	0.9%
B	0.2%
CCC	0.1%
Not Rated	9.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMDA-SEM

MFS® Maryland
Municipal Bond Fund
Class B-MBMDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.58%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	129,923,775	Average Effective Maturity (yrs):	15.6
Total Number of Holdings:	215	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	13.1%
General Obligations - General Purpose	12.0%
Single Family Housing - State	10.4%
Multi-Family Housing Revenue	9.5%
Transportation - Special Tax	5.0%
Universities - Colleges	4.1%
Tax Assessment	3.9%
Healthcare Revenue - Long Term Care	2.7%
Universities - Dormitories	2.6%
Other Industries	20.3%
Composition including fixed income credit quality
AAA	13.6%
AA	33.8%
A	26.5%
BBB	12.6%
BB	0.9%
B	0.2%
CCC	0.1%
Not Rated	9.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMDB-SEM

MFS® Maryland
Municipal Bond Fund
Class I-MMDIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.58%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	129,923,775	Average Effective Maturity (yrs):	15.6
Total Number of Holdings:	215	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	13.1%
General Obligations - General Purpose	12.0%
Single Family Housing - State	10.4%
Multi-Family Housing Revenue	9.5%
Transportation - Special Tax	5.0%
Universities - Colleges	4.1%
Tax Assessment	3.9%
Healthcare Revenue - Long Term Care	2.7%
Universities - Dormitories	2.6%
Other Industries	20.3%
Composition including fixed income credit quality
AAA	13.6%
AA	33.8%
A	26.5%
BBB	12.6%
BB	0.9%
B	0.2%
CCC	0.1%
Not Rated	9.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMDI-SEM

MFS® Maryland
Municipal Bond Fund
Class R6-MPMDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.52%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	129,923,775	Average Effective Maturity (yrs):	15.6
Total Number of Holdings:	215	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.0%
Money Market Funds	3.0%
Industries
Healthcare Revenue - Hospitals	16.4%
State & Local Agencies	13.1%
General Obligations - General Purpose	12.0%
Single Family Housing - State	10.4%
Multi-Family Housing Revenue	9.5%
Transportation - Special Tax	5.0%
Universities - Colleges	4.1%
Tax Assessment	3.9%
Healthcare Revenue - Long Term Care	2.7%
Universities - Dormitories	2.6%
Other Industries	20.3%
Composition including fixed income credit quality
AAA	13.6%
AA	33.8%
A	26.5%
BBB	12.6%
BB	0.9%
B	0.2%
CCC	0.1%
Not Rated	9.3%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMDR6-SEM

MFS® Massachusetts
Municipal Bond Fund
Class A-MFSSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.82%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	377,733,105	Average Effective Maturity (yrs):	16.7
Total Number of Holdings:	279	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Universities - Colleges	19.6%
Healthcare Revenue - Hospitals	16.3%
General Obligations - General Purpose	13.6%
Multi-Family Housing Revenue	7.0%
Student Loan Revenue	6.1%
Airport Revenue	6.0%
Sales & Excise Tax Revenue	5.7%
Single Family Housing - State	4.8%
Transportation - Special Tax	4.3%
Utilities - Other	3.9%
Other Industries	12.7%
Composition including fixed income credit quality
AAA	4.1%
AA	46.3%
A	18.8%
BBB	20.6%
BB	1.9%
B	0.6%
CC	0.1%
Not Rated	5.5%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMAA-SEM

MFS® Massachusetts
Municipal Bond Fund
Class B-MBMAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.57%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	377,733,105	Average Effective Maturity (yrs):	16.7
Total Number of Holdings:	279	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Universities - Colleges	19.6%
Healthcare Revenue - Hospitals	16.3%
General Obligations - General Purpose	13.6%
Multi-Family Housing Revenue	7.0%
Student Loan Revenue	6.1%
Airport Revenue	6.0%
Sales & Excise Tax Revenue	5.7%
Single Family Housing - State	4.8%
Transportation - Special Tax	4.3%
Utilities - Other	3.9%
Other Industries	12.7%
Composition including fixed income credit quality
AAA	4.1%
AA	46.3%
A	18.8%
BBB	20.6%
BB	1.9%
B	0.6%
CC	0.1%
Not Rated	5.5%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMAB-SEM

MFS® Massachusetts
Municipal Bond Fund
Class I-MTALX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.57%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	377,733,105	Average Effective Maturity (yrs):	16.7
Total Number of Holdings:	279	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Universities - Colleges	19.6%
Healthcare Revenue - Hospitals	16.3%
General Obligations - General Purpose	13.6%
Multi-Family Housing Revenue	7.0%
Student Loan Revenue	6.1%
Airport Revenue	6.0%
Sales & Excise Tax Revenue	5.7%
Single Family Housing - State	4.8%
Transportation - Special Tax	4.3%
Utilities - Other	3.9%
Other Industries	12.7%
Composition including fixed income credit quality
AAA	4.1%
AA	46.3%
A	18.8%
BBB	20.6%
BB	1.9%
B	0.6%
CC	0.1%
Not Rated	5.5%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMAI-SEM

MFS® Massachusetts
Municipal Bond Fund
Class R6-MPMAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.50%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	377,733,105	Average Effective Maturity (yrs):	16.7
Total Number of Holdings:	279	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Universities - Colleges	19.6%
Healthcare Revenue - Hospitals	16.3%
General Obligations - General Purpose	13.6%
Multi-Family Housing Revenue	7.0%
Student Loan Revenue	6.1%
Airport Revenue	6.0%
Sales & Excise Tax Revenue	5.7%
Single Family Housing - State	4.8%
Transportation - Special Tax	4.3%
Utilities - Other	3.9%
Other Industries	12.7%
Composition including fixed income credit quality
AAA	4.1%
AA	46.3%
A	18.8%
BBB	20.6%
BB	1.9%
B	0.6%
CC	0.1%
Not Rated	5.5%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMAR6-SEM

MFS® Mississippi
Municipal Bond Fund
Class A-MISSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$43	0.85%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	74,571,959	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	161	Average Effective Duration (yrs):	7.1
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.4%
Money Market Funds	0.6%
Industries
General Obligations - General Purpose	18.5%
Universities - Colleges	13.3%
General Obligations - Schools	11.7%
Single Family Housing - State	11.2%
Water & Sewer Utility Revenue	9.1%
Healthcare Revenue - Hospitals	6.4%
State & Local Agencies	6.0%
Sales & Excise Tax Revenue	5.7%
Tax - Other	4.2%
Utilities - Municipal Owned	2.6%
Other Industries	11.3%
Composition including fixed income credit quality
AAA	11.2%
AA	52.7%
A	19.0%
BBB	8.0%
BB	1.0%
Not Rated	7.5%
Money Market Funds	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMPA-SEM

MFS® Mississippi
Municipal Bond Fund
Class B-MBMSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$76	1.50%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	74,571,959	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	161	Average Effective Duration (yrs):	7.1
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.4%
Money Market Funds	0.6%
Industries
General Obligations - General Purpose	18.5%
Universities - Colleges	13.3%
General Obligations - Schools	11.7%
Single Family Housing - State	11.2%
Water & Sewer Utility Revenue	9.1%
Healthcare Revenue - Hospitals	6.4%
State & Local Agencies	6.0%
Sales & Excise Tax Revenue	5.7%
Tax - Other	4.2%
Utilities - Municipal Owned	2.6%
Other Industries	11.3%
Composition including fixed income credit quality
AAA	11.2%
AA	52.7%
A	19.0%
BBB	8.0%
BB	1.0%
Not Rated	7.5%
Money Market Funds	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMPB-SEM

MFS® Mississippi
Municipal Bond Fund
Class I-MMSTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$38	0.75%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	74,571,959	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	161	Average Effective Duration (yrs):	7.1
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.4%
Money Market Funds	0.6%
Industries
General Obligations - General Purpose	18.5%
Universities - Colleges	13.3%
General Obligations - Schools	11.7%
Single Family Housing - State	11.2%
Water & Sewer Utility Revenue	9.1%
Healthcare Revenue - Hospitals	6.4%
State & Local Agencies	6.0%
Sales & Excise Tax Revenue	5.7%
Tax - Other	4.2%
Utilities - Municipal Owned	2.6%
Other Industries	11.3%
Composition including fixed income credit quality
AAA	11.2%
AA	52.7%
A	19.0%
BBB	8.0%
BB	1.0%
Not Rated	7.5%
Money Market Funds	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMPI-SEM

MFS® Mississippi
Municipal Bond Fund
Class R6-MPMSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$35	0.69%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	74,571,959	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	161	Average Effective Duration (yrs):	7.1
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.4%
Money Market Funds	0.6%
Industries
General Obligations - General Purpose	18.5%
Universities - Colleges	13.3%
General Obligations - Schools	11.7%
Single Family Housing - State	11.2%
Water & Sewer Utility Revenue	9.1%
Healthcare Revenue - Hospitals	6.4%
State & Local Agencies	6.0%
Sales & Excise Tax Revenue	5.7%
Tax - Other	4.2%
Utilities - Municipal Owned	2.6%
Other Industries	11.3%
Composition including fixed income credit quality
AAA	11.2%
AA	52.7%
A	19.0%
BBB	8.0%
BB	1.0%
Not Rated	7.5%
Money Market Funds	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMPR6-SEM

MFS® New York
Municipal Bond Fund
Class A-MSNYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.83%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	180,674,852	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	194	Average Effective Duration (yrs):	7.6
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Multi-Family Housing Revenue	16.6%
Healthcare Revenue - Hospitals	10.8%
Transportation - Special Tax	8.6%
Airport Revenue	7.0%
Secondary Schools	5.9%
Industrial Revenue - Airlines	5.7%
Tax - Other	5.5%
Miscellaneous Revenue - Other	5.5%
General Obligations - General Purpose	5.3%
Universities - Colleges	5.2%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	7.1%
AA	29.3%
A	20.3%
BBB	23.6%
BB	3.6%
B	1.2%
CCC	0.7%
CC	0.7%
Not Rated	9.6%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNYA-SEM

MFS® New York
Municipal Bond Fund
Class B-MBNYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.58%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	180,674,852	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	194	Average Effective Duration (yrs):	7.6
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Multi-Family Housing Revenue	16.6%
Healthcare Revenue - Hospitals	10.8%
Transportation - Special Tax	8.6%
Airport Revenue	7.0%
Secondary Schools	5.9%
Industrial Revenue - Airlines	5.7%
Tax - Other	5.5%
Miscellaneous Revenue - Other	5.5%
General Obligations - General Purpose	5.3%
Universities - Colleges	5.2%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	7.1%
AA	29.3%
A	20.3%
BBB	23.6%
BB	3.6%
B	1.2%
CCC	0.7%
CC	0.7%
Not Rated	9.6%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNYB-SEM

MFS® New York
Municipal Bond Fund
Class C-MCNYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$81	1.58%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	180,674,852	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	194	Average Effective Duration (yrs):	7.6
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Multi-Family Housing Revenue	16.6%
Healthcare Revenue - Hospitals	10.8%
Transportation - Special Tax	8.6%
Airport Revenue	7.0%
Secondary Schools	5.9%
Industrial Revenue - Airlines	5.7%
Tax - Other	5.5%
Miscellaneous Revenue - Other	5.5%
General Obligations - General Purpose	5.3%
Universities - Colleges	5.2%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	7.1%
AA	29.3%
A	20.3%
BBB	23.6%
BB	3.6%
B	1.2%
CCC	0.7%
CC	0.7%
Not Rated	9.6%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNYC-SEM

MFS® New York
Municipal Bond Fund
Class I-MNYLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.58%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	180,674,852	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	194	Average Effective Duration (yrs):	7.6
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Multi-Family Housing Revenue	16.6%
Healthcare Revenue - Hospitals	10.8%
Transportation - Special Tax	8.6%
Airport Revenue	7.0%
Secondary Schools	5.9%
Industrial Revenue - Airlines	5.7%
Tax - Other	5.5%
Miscellaneous Revenue - Other	5.5%
General Obligations - General Purpose	5.3%
Universities - Colleges	5.2%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	7.1%
AA	29.3%
A	20.3%
BBB	23.6%
BB	3.6%
B	1.2%
CCC	0.7%
CC	0.7%
Not Rated	9.6%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNYI-SEM

MFS® New York
Municipal Bond Fund
Class R6-MPNYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.50%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	180,674,852	Average Effective Maturity (yrs):	19.7
Total Number of Holdings:	194	Average Effective Duration (yrs):	7.6
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Industries
Multi-Family Housing Revenue	16.6%
Healthcare Revenue - Hospitals	10.8%
Transportation - Special Tax	8.6%
Airport Revenue	7.0%
Secondary Schools	5.9%
Industrial Revenue - Airlines	5.7%
Tax - Other	5.5%
Miscellaneous Revenue - Other	5.5%
General Obligations - General Purpose	5.3%
Universities - Colleges	5.2%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	7.1%
AA	29.3%
A	20.3%
BBB	23.6%
BB	3.6%
B	1.2%
CCC	0.7%
CC	0.7%
Not Rated	9.6%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNYR6-SEM

MFS® North Carolina
Municipal Bond Fund
Class A-MSNCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$43	0.84%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	467,031,208	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	282	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	12.2%
Single Family Housing - State	12.1%
Universities - Colleges	12.0%
Healthcare Revenue - Hospitals	11.9%
State & Local Agencies	10.7%
Healthcare Revenue - Long Term Care	8.0%
Airport Revenue	6.8%
Toll Roads	4.3%
Multi-Family Housing Revenue	4.2%
General Obligations - General Purpose	4.0%
Other Industries	13.8%
Composition including fixed income credit quality
AAA	5.4%
AA	50.0%
A	19.2%
BBB	12.7%
BB	1.1%
B	0.5%
CCC	0.0%
Not Rated	8.5%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNCA-SEM

MFS® North Carolina
Municipal Bond Fund
Class B-MBNCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.59%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	467,031,208	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	282	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	12.2%
Single Family Housing - State	12.1%
Universities - Colleges	12.0%
Healthcare Revenue - Hospitals	11.9%
State & Local Agencies	10.7%
Healthcare Revenue - Long Term Care	8.0%
Airport Revenue	6.8%
Toll Roads	4.3%
Multi-Family Housing Revenue	4.2%
General Obligations - General Purpose	4.0%
Other Industries	13.8%
Composition including fixed income credit quality
AAA	5.4%
AA	50.0%
A	19.2%
BBB	12.7%
BB	1.1%
B	0.5%
CCC	0.0%
Not Rated	8.5%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNCB-SEM

MFS® North Carolina
Municipal Bond Fund
Class C-MCNCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$81	1.59%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	467,031,208	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	282	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	12.2%
Single Family Housing - State	12.1%
Universities - Colleges	12.0%
Healthcare Revenue - Hospitals	11.9%
State & Local Agencies	10.7%
Healthcare Revenue - Long Term Care	8.0%
Airport Revenue	6.8%
Toll Roads	4.3%
Multi-Family Housing Revenue	4.2%
General Obligations - General Purpose	4.0%
Other Industries	13.8%
Composition including fixed income credit quality
AAA	5.4%
AA	50.0%
A	19.2%
BBB	12.7%
BB	1.1%
B	0.5%
CCC	0.0%
Not Rated	8.5%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNCC-SEM

MFS® North Carolina
Municipal Bond Fund
Class I-MNCLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.59%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	467,031,208	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	282	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	12.2%
Single Family Housing - State	12.1%
Universities - Colleges	12.0%
Healthcare Revenue - Hospitals	11.9%
State & Local Agencies	10.7%
Healthcare Revenue - Long Term Care	8.0%
Airport Revenue	6.8%
Toll Roads	4.3%
Multi-Family Housing Revenue	4.2%
General Obligations - General Purpose	4.0%
Other Industries	13.8%
Composition including fixed income credit quality
AAA	5.4%
AA	50.0%
A	19.2%
BBB	12.7%
BB	1.1%
B	0.5%
CCC	0.0%
Not Rated	8.5%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNCI-SEM

MFS® North Carolina
Municipal Bond Fund
Class R6-MPNCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.52%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	467,031,208	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	282	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Industries
Water & Sewer Utility Revenue	12.2%
Single Family Housing - State	12.1%
Universities - Colleges	12.0%
Healthcare Revenue - Hospitals	11.9%
State & Local Agencies	10.7%
Healthcare Revenue - Long Term Care	8.0%
Airport Revenue	6.8%
Toll Roads	4.3%
Multi-Family Housing Revenue	4.2%
General Obligations - General Purpose	4.0%
Other Industries	13.8%
Composition including fixed income credit quality
AAA	5.4%
AA	50.0%
A	19.2%
BBB	12.7%
BB	1.1%
B	0.5%
CCC	0.0%
Not Rated	8.5%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MNCR6-SEM

MFS® Pennsylvania
Municipal Bond Fund
Class A-MFPAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$35	0.69%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	165,757,753	Average Effective Maturity (yrs):	17.7
Total Number of Holdings:	243	Average Effective Duration (yrs):	7.2
Portfolio Turnover Rate (%):	9
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Healthcare Revenue - Hospitals	15.3%
Universities - Colleges	13.6%
General Obligations - Schools	10.2%
Single Family Housing - State	8.7%
General Obligations - General Purpose	7.9%
Water & Sewer Utility Revenue	7.7%
Healthcare Revenue - Long Term Care	4.7%
Student Loan Revenue	4.1%
Tax - Other	3.7%
Airport Revenue	3.5%
Other Industries	20.6%
Composition including fixed income credit quality
AAA	1.6%
AA	35.5%
A	37.8%
BBB	13.3%
BB	3.5%
B	0.7%
CC	0.0%
Not Rated	6.9%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MPAA-SEM

MFS® Pennsylvania
Municipal Bond Fund
Class B-MBPAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$74	1.44%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	165,757,753	Average Effective Maturity (yrs):	17.7
Total Number of Holdings:	243	Average Effective Duration (yrs):	7.2
Portfolio Turnover Rate (%):	9
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Healthcare Revenue - Hospitals	15.3%
Universities - Colleges	13.6%
General Obligations - Schools	10.2%
Single Family Housing - State	8.7%
General Obligations - General Purpose	7.9%
Water & Sewer Utility Revenue	7.7%
Healthcare Revenue - Long Term Care	4.7%
Student Loan Revenue	4.1%
Tax - Other	3.7%
Airport Revenue	3.5%
Other Industries	20.6%
Composition including fixed income credit quality
AAA	1.6%
AA	35.5%
A	37.8%
BBB	13.3%
BB	3.5%
B	0.7%
CC	0.0%
Not Rated	6.9%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MPAB-SEM

MFS® Pennsylvania
Municipal Bond Fund
Class I-MPALX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.59%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	165,757,753	Average Effective Maturity (yrs):	17.7
Total Number of Holdings:	243	Average Effective Duration (yrs):	7.2
Portfolio Turnover Rate (%):	9
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Healthcare Revenue - Hospitals	15.3%
Universities - Colleges	13.6%
General Obligations - Schools	10.2%
Single Family Housing - State	8.7%
General Obligations - General Purpose	7.9%
Water & Sewer Utility Revenue	7.7%
Healthcare Revenue - Long Term Care	4.7%
Student Loan Revenue	4.1%
Tax - Other	3.7%
Airport Revenue	3.5%
Other Industries	20.6%
Composition including fixed income credit quality
AAA	1.6%
AA	35.5%
A	37.8%
BBB	13.3%
BB	3.5%
B	0.7%
CC	0.0%
Not Rated	6.9%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MPAI-SEM

MFS® Pennsylvania
Municipal Bond Fund
Class R6-MPPAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.52%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	165,757,753	Average Effective Maturity (yrs):	17.7
Total Number of Holdings:	243	Average Effective Duration (yrs):	7.2
Portfolio Turnover Rate (%):	9
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Industries
Healthcare Revenue - Hospitals	15.3%
Universities - Colleges	13.6%
General Obligations - Schools	10.2%
Single Family Housing - State	8.7%
General Obligations - General Purpose	7.9%
Water & Sewer Utility Revenue	7.7%
Healthcare Revenue - Long Term Care	4.7%
Student Loan Revenue	4.1%
Tax - Other	3.7%
Airport Revenue	3.5%
Other Industries	20.6%
Composition including fixed income credit quality
AAA	1.6%
AA	35.5%
A	37.8%
BBB	13.3%
BB	3.5%
B	0.7%
CC	0.0%
Not Rated	6.9%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MPAR6-SEM

MFS® South Carolina
Municipal Bond Fund
Class A-MFSCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$43	0.84%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	223,866,223	Average Effective Maturity (yrs):	18.2
Total Number of Holdings:	231	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Water & Sewer Utility Revenue	13.6%
Healthcare Revenue - Hospitals	12.7%
Single Family Housing - State	10.9%
State & Local Agencies	7.7%
General Obligations - Schools	6.6%
Port Revenue	6.6%
Utilities - Municipal Owned	5.9%
Airport Revenue	5.3%
Universities - Colleges	5.1%
General Obligations - General Purpose	4.5%
Other Industries	21.1%
Composition including fixed income credit quality
AAA	12.7%
AA	32.3%
A	37.6%
BBB	5.4%
BB	1.4%
B	0.0%
CC	0.0%
Not Rated	7.3%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MSCA-SEM

MFS® South Carolina
Municipal Bond Fund
Class B-MBSCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.59%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	223,866,223	Average Effective Maturity (yrs):	18.2
Total Number of Holdings:	231	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Water & Sewer Utility Revenue	13.6%
Healthcare Revenue - Hospitals	12.7%
Single Family Housing - State	10.9%
State & Local Agencies	7.7%
General Obligations - Schools	6.6%
Port Revenue	6.6%
Utilities - Municipal Owned	5.9%
Airport Revenue	5.3%
Universities - Colleges	5.1%
General Obligations - General Purpose	4.5%
Other Industries	21.1%
Composition including fixed income credit quality
AAA	12.7%
AA	32.3%
A	37.6%
BBB	5.4%
BB	1.4%
B	0.0%
CC	0.0%
Not Rated	7.3%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MSCB-SEM

MFS® South Carolina
Municipal Bond Fund
Class I-MTSCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.59%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	223,866,223	Average Effective Maturity (yrs):	18.2
Total Number of Holdings:	231	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Water & Sewer Utility Revenue	13.6%
Healthcare Revenue - Hospitals	12.7%
Single Family Housing - State	10.9%
State & Local Agencies	7.7%
General Obligations - Schools	6.6%
Port Revenue	6.6%
Utilities - Municipal Owned	5.9%
Airport Revenue	5.3%
Universities - Colleges	5.1%
General Obligations - General Purpose	4.5%
Other Industries	21.1%
Composition including fixed income credit quality
AAA	12.7%
AA	32.3%
A	37.6%
BBB	5.4%
BB	1.4%
B	0.0%
CC	0.0%
Not Rated	7.3%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MSCI-SEM

MFS® South Carolina
Municipal Bond Fund
Class R6-MPOCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.53%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	223,866,223	Average Effective Maturity (yrs):	18.2
Total Number of Holdings:	231	Average Effective Duration (yrs):	7.5
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Industries
Water & Sewer Utility Revenue	13.6%
Healthcare Revenue - Hospitals	12.7%
Single Family Housing - State	10.9%
State & Local Agencies	7.7%
General Obligations - Schools	6.6%
Port Revenue	6.6%
Utilities - Municipal Owned	5.9%
Airport Revenue	5.3%
Universities - Colleges	5.1%
General Obligations - General Purpose	4.5%
Other Industries	21.1%
Composition including fixed income credit quality
AAA	12.7%
AA	32.3%
A	37.6%
BBB	5.4%
BB	1.4%
B	0.0%
CC	0.0%
Not Rated	7.3%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MSCR6-SEM

MFS® Virginia
Municipal Bond Fund
Class A-MSVAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$41	0.81%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	358,314,906	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	254	Average Effective Duration (yrs):	6.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Multi-Family Housing Revenue	14.8%
Healthcare Revenue - Hospitals	13.6%
State & Local Agencies	9.0%
Water & Sewer Utility Revenue	8.6%
General Obligations - General Purpose	7.8%
Universities - Colleges	7.5%
Toll Roads	6.1%
Sales & Excise Tax Revenue	4.6%
Airport Revenue	4.5%
Transportation - Special Tax	4.3%
Other Industries	19.2%
Composition including fixed income credit quality
AAA	17.5%
AA	46.1%
A	17.1%
BBB	8.6%
BB	1.5%
B	0.3%
CCC	0.6%
CC	0.1%
Not Rated	7.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MVAA-SEM

MFS® Virginia
Municipal Bond Fund
Class B-MBVAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$79	1.56%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	358,314,906	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	254	Average Effective Duration (yrs):	6.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Multi-Family Housing Revenue	14.8%
Healthcare Revenue - Hospitals	13.6%
State & Local Agencies	9.0%
Water & Sewer Utility Revenue	8.6%
General Obligations - General Purpose	7.8%
Universities - Colleges	7.5%
Toll Roads	6.1%
Sales & Excise Tax Revenue	4.6%
Airport Revenue	4.5%
Transportation - Special Tax	4.3%
Other Industries	19.2%
Composition including fixed income credit quality
AAA	17.5%
AA	46.1%
A	17.1%
BBB	8.6%
BB	1.5%
B	0.3%
CCC	0.6%
CC	0.1%
Not Rated	7.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MVAB-SEM

MFS® Virginia
Municipal Bond Fund
Class C-MVACX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$79	1.56%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	358,314,906	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	254	Average Effective Duration (yrs):	6.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Multi-Family Housing Revenue	14.8%
Healthcare Revenue - Hospitals	13.6%
State & Local Agencies	9.0%
Water & Sewer Utility Revenue	8.6%
General Obligations - General Purpose	7.8%
Universities - Colleges	7.5%
Toll Roads	6.1%
Sales & Excise Tax Revenue	4.6%
Airport Revenue	4.5%
Transportation - Special Tax	4.3%
Other Industries	19.2%
Composition including fixed income credit quality
AAA	17.5%
AA	46.1%
A	17.1%
BBB	8.6%
BB	1.5%
B	0.3%
CCC	0.6%
CC	0.1%
Not Rated	7.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MVAC-SEM

MFS® Virginia
Municipal Bond Fund
Class I-MIVAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.56%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	358,314,906	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	254	Average Effective Duration (yrs):	6.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Multi-Family Housing Revenue	14.8%
Healthcare Revenue - Hospitals	13.6%
State & Local Agencies	9.0%
Water & Sewer Utility Revenue	8.6%
General Obligations - General Purpose	7.8%
Universities - Colleges	7.5%
Toll Roads	6.1%
Sales & Excise Tax Revenue	4.6%
Airport Revenue	4.5%
Transportation - Special Tax	4.3%
Other Industries	19.2%
Composition including fixed income credit quality
AAA	17.5%
AA	46.1%
A	17.1%
BBB	8.6%
BB	1.5%
B	0.3%
CCC	0.6%
CC	0.1%
Not Rated	7.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MVAI-SEM

MFS® Virginia
Municipal Bond Fund
Class R6-MPVOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$24	0.48%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	358,314,906	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	254	Average Effective Duration (yrs):	6.9
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	99.1%
Money Market Funds	0.9%
Industries
Multi-Family Housing Revenue	14.8%
Healthcare Revenue - Hospitals	13.6%
State & Local Agencies	9.0%
Water & Sewer Utility Revenue	8.6%
General Obligations - General Purpose	7.8%
Universities - Colleges	7.5%
Toll Roads	6.1%
Sales & Excise Tax Revenue	4.6%
Airport Revenue	4.5%
Transportation - Special Tax	4.3%
Other Industries	19.2%
Composition including fixed income credit quality
AAA	17.5%
AA	46.1%
A	17.1%
BBB	8.6%
BB	1.5%
B	0.3%
CCC	0.6%
CC	0.1%
Not Rated	7.3%
Money Market Funds	0.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MVAR6-SEM

MFS® West Virginia
Municipal Bond Fund
Class A-MFWVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$44	0.87%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	97,299,607	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	162	Average Effective Duration (yrs):	6.7
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Industries
Single Family Housing - State	14.4%
Healthcare Revenue - Hospitals	14.0%
Water & Sewer Utility Revenue	10.4%
State & Local Agencies	9.9%
Universities - Colleges	8.9%
Miscellaneous Revenue - Other	6.5%
General Obligations - General Purpose	6.4%
General Obligations - Schools	5.1%
Sales & Excise Tax Revenue	4.5%
Tax - Other	3.6%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	14.0%
AA	27.8%
A	34.9%
BBB	10.6%
BB	0.5%
B	0.0%
Not Rated	9.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWVA-SEM

MFS® West Virginia
Municipal Bond Fund
Class B-MBWVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$82	1.62%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	97,299,607	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	162	Average Effective Duration (yrs):	6.7
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Industries
Single Family Housing - State	14.4%
Healthcare Revenue - Hospitals	14.0%
Water & Sewer Utility Revenue	10.4%
State & Local Agencies	9.9%
Universities - Colleges	8.9%
Miscellaneous Revenue - Other	6.5%
General Obligations - General Purpose	6.4%
General Obligations - Schools	5.1%
Sales & Excise Tax Revenue	4.5%
Tax - Other	3.6%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	14.0%
AA	27.8%
A	34.9%
BBB	10.6%
BB	0.5%
B	0.0%
Not Rated	9.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWVB-SEM

MFS® West Virginia
Municipal Bond Fund
Class I-MWVIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.62%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	97,299,607	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	162	Average Effective Duration (yrs):	6.7
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Industries
Single Family Housing - State	14.4%
Healthcare Revenue - Hospitals	14.0%
Water & Sewer Utility Revenue	10.4%
State & Local Agencies	9.9%
Universities - Colleges	8.9%
Miscellaneous Revenue - Other	6.5%
General Obligations - General Purpose	6.4%
General Obligations - Schools	5.1%
Sales & Excise Tax Revenue	4.5%
Tax - Other	3.6%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	14.0%
AA	27.8%
A	34.9%
BBB	10.6%
BB	0.5%
B	0.0%
Not Rated	9.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWVI-SEM

MFS® West Virginia
Municipal Bond Fund
Class R6-MPWVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$28	0.54%
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	97,299,607	Average Effective Maturity (yrs):	17.2
Total Number of Holdings:	162	Average Effective Duration (yrs):	6.7
Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Industries
Single Family Housing - State	14.4%
Healthcare Revenue - Hospitals	14.0%
Water & Sewer Utility Revenue	10.4%
State & Local Agencies	9.9%
Universities - Colleges	8.9%
Miscellaneous Revenue - Other	6.5%
General Obligations - General Purpose	6.4%
General Obligations - Schools	5.1%
Sales & Excise Tax Revenue	4.5%
Tax - Other	3.6%
Other Industries	16.3%
Composition including fixed income credit quality
AAA	14.0%
AA	27.8%
A	34.9%
BBB	10.6%
BB	0.5%
B	0.0%
Not Rated	9.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWVR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Municipal Intermediate Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal Intermediate Fund
Portfolio of Investments − 9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.9%
Alabama – 3.9%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, 4%, 10/01/2025 (Put Date 4/01/2025)	$355,000	$ 355,661
Alabama Southeast Energy, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	345,000	391,909
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	185,000	190,448
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.5%, 10/01/2054 (Put Date 6/01/2032)	250,000	278,758
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5%, 5/01/2055 (Put Date 7/01/2031)	365,000	397,261
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	345,000	371,702
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	315,000	318,623
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2038	750,000	837,039
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	1,000,000	1,013,093
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	1,110,000	1,113,116
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	750,000	763,513
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	215,000	234,510
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,000,000	1,077,537
Southeast Alabama Gas Supply District Refunding Rev. (Project No. 2), “B”, 5%, 6/01/2049 (Put Date 5/01/2032)	500,000	549,420
		$7,892,590
Alaska – 0.2%
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	$340,000	$ 365,130
Arizona – 3.5%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 4.5%, 7/01/2033	$515,000	$ 529,617
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 4.43%, 7/01/2033	500,000	506,437
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2026	125,000	128,705
Arizona Industrial Development Authority Multi-Family (Hacienda Del Rio Project), FNMA, 4.5%, 6/01/2041	802,730	829,424
Arizona Industrial Development Authority Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	67,000	69,178
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	1,255,000	1,291,094
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	155,000	155,649
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	5,000	4,178
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	14,189
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	290,000	329,777
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4.25%, 12/01/2035 (Put Date 11/01/2024)	1,600,000	1,599,545
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	200,000	205,350
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	245,000	247,378
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	345,000	390,639
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.25%, 6/15/2038	500,000	523,667
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	244,436
		$7,069,263
MIUFS-SEM
1

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arkansas – 0.1%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$135,000	$ 134,733
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	125,000	125,034
		$259,767
California – 4.0%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$770,000	$ 831,895
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	395,000	441,925
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	655,000	669,488
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	50,000	50,282
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2032 (n)	500,000	525,710
California School Finance Authority, Charter School Rev. (Partnerships to Uplift Communities Project), 5%, 8/01/2033	620,000	657,157
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	90,271
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 5%, 10/01/2027	90,000	91,560
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	715,000	716,605
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	130,000
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	83,832
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	221,000	227,821
Los Angeles, CA, Harbor Department Refunding Rev., “A-2”, AGM, 5%, 8/01/2036	780,000	875,547
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “B”, 3.75%, 4/01/2034	56,737	58,095
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “C”, 3.75%, 4/01/2034	141,842	145,237
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2029	90,000	97,856
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	240,000	264,242
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	1,000,000	1,110,001
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2037	750,000	871,417
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	190,000	205,676
		$8,144,617
Colorado – 0.6%
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	$125,000	$ 124,346
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2037	1,000,000	1,138,887
		$1,263,233
Connecticut – 2.2%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$1,000,000	$ 994,043
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2031	1,530,000	1,648,403
Connecticut Higher Education Supplemental Loan Authority, “B”, 5%, 11/15/2024	250,000	250,281
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	585,000	622,618
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5%, 10/01/2035 (n)	890,000	930,372
		$4,445,717
Delaware – 0.9%
Delaware Housing Authority, Multi-Family Rev. (Luther Towers Apartments), 4.65%, 1/01/2041	$745,000	$ 779,921
Delaware Housing Authority, Senior Single Family Rev., “A”, GNMA, 5.75%, 1/01/2055	995,000	1,100,579
		$1,880,500
District of Columbia – 1.7%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$ 250,223
District of Columbia Rev. (Rocketship DC Obligated Group - Issue No. 3), “A”, 5%, 6/01/2034 (n)	250,000	262,776
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	99,997
2

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
District of Columbia – continued
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “A-2”, 4.1%, 9/01/2046 (Put Date 9/01/2030)	$1,250,000	$ 1,307,569
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, VRDN, 0.5%, 3/01/2027 (Put Date 10/01/2024)	260,000	260,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	327,000	346,041
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	1,000,000	1,000,267
		$3,526,873
Florida – 5.5%
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	$500,000	$ 486,039
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	500,000	501,634
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Hampton Point Apartments), “E”, 5%, 5/01/2026 (Put Date 5/01/2025)	400,000	403,436
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	450,000	461,502
Jacksonville, FL, Housing Authority, General Rev. (Westwood Apartments), 5%, 2/01/2034	1,380,000	1,488,778
Lee County, FL, Airport Rev., 5.25%, 10/01/2043 (w)	365,000	405,206
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	30,000	30,217
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	25,000	25,179
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Quail Roost Transit Village I), 5%, 9/01/2026 (Put Date 9/01/2025)	500,000	507,988
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	1,000,000	1,090,960
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	1,026,543
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2033	350,000	382,718
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026	300,000	301,768
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	750,000	756,545
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.5%, 9/01/2038	1,000,000	1,152,299
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	96,879
Pompano Beach, FL, Rev. (John Knox Village Project), “A”, 4%, 9/01/2036	550,000	552,424
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	187,507
Wildwood, FL, Middleton Community Development District A Special Assessment Rev., 4.2%, 5/01/2039 (w)	105,000	105,599
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.375%, 5/01/2033	1,000,000	1,037,000
Wildwood, FL, Village Community Development District No. 15 Special Assessment Rev., 3.75%, 5/01/2029 (w)	100,000	100,583
		$11,100,804
Georgia – 3.9%
Atlanta, GA, Development Authority Rev., (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	$185,000	$ 190,391
Atlanta, GA, Urban Residential Finance Authority Multi-Family Mortgage (Trinity Towers), “A”, 4.85%, 9/01/2043	1,000,000	1,072,160
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	250,000	253,795
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2040	250,000	257,805
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	840,000	849,645
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,067,723
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	775,000	775,152
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	500,000	528,864
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	455,000	491,489
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2037	250,000	281,192
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2038	250,000	279,932
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2039	250,000	278,186
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2040	500,000	553,510
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	985,000	1,014,685
		$7,894,529
3

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Guam – 0.7%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$100,000	$ 105,668
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	30,000	29,598
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	274,177
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	61,332
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	175,000	176,286
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.699%, 10/01/2026	25,000	24,140
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	55,000	50,419
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	392,638
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	304,970
		$1,419,228
Idaho – 0.9%
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	$735,000	$ 765,031
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2031	220,000	224,426
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2035	425,000	429,766
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.5%, 5/01/2043	350,000	376,903
		$1,796,126
Illinois – 5.9%
Bellwood, IL, Tax Increment Rev., Taxable (Workforce Housing Project), 5%, 12/01/2036	$750,000	$ 809,164
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	245,000	227,430
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	70,000	72,246
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6.1%, 4/01/2036	455,000	482,366
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2041	1,000,000	1,079,401
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	390,000	400,664
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2030	500,000	526,621
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5.25%, 12/01/2036	500,000	544,691
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	225,000	210,824
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	45,124
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	1,000,000	1,094,683
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	100,000	104,407
Chicago, IL, Midway Airport Rev., “A”, 5%, 1/01/2026	135,000	137,810
Chicago, IL, Midway Airport Rev., “A”, BAM, 5.5%, 1/01/2040	1,000,000	1,122,582
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	170,000	176,285
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2033	400,000	437,853
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2034	200,000	217,831
Cook County, IL, Community College District No. 508, Unlimited Tax General Obligation Refunding Dedicated Rev. (City Colleges), BAM, 5%, 12/01/2038	1,000,000	1,110,767
East Moline, IL, General Obligation, Taxable, BAM, 1.665%, 1/15/2025	250,000	247,828
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2032	655,000	680,375
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	70,157
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.625%, 5/15/2030	855,000	896,795
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (a)	66,697	26,679
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	5,000	4,231
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	250,000	251,466
Illinois Highway Authority, Toll Rev., “A”, 5%, 1/01/2040	110,000	111,202
Illinois Housing Development Authority, Multi-Family Housing Rev. (South Shore), GNMA, 4%, 6/01/2026 (Put Date 6/01/2025)	325,000	326,178
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	30,000	31,378
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	115,000	128,943
4

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
State of Illinois, General Obligation, 5.5%, 5/01/2039	$150,000	$ 164,860
State of Illinois, Sales Tax Rev., “A”, 5%, 6/15/2027	125,000	128,053
		$11,868,894
Indiana – 1.8%
Beech Grove, IN, Central Schools Building Corp., “B”, 2%, 7/15/2025	$100,000	$ 98,701
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 2.45%, 11/15/2025	30,000	29,166
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	205,591
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2038	800,000	861,071
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	1,000,000	1,062,652
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel ), “E”, 5.5%, 3/01/2038	500,000	562,528
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	750,000	769,699
		$3,589,408
Iowa – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	$600,000	$ 649,512
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2034	350,000	379,608
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	5,000	4,826
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	115,000	97,801
		$1,131,747
Kansas – 0.4%
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	$125,000	$ 124,986
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	725,000	761,213
		$886,199
Kentucky – 0.7%
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2031	$500,000	$ 531,025
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2024	10,000	10,011
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	275,000	277,651
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	210,000	212,152
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	345,000	348,536
		$1,379,375
Louisiana – 0.1%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$255,000	$ 290,374
Maine – 0.5%
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5.25%, 12/01/2031	$965,000	$ 1,057,526
Maryland – 0.2%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2038	$450,000	$ 461,826
Massachusetts – 2.2%
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	$100,000	$ 98,858
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 4.25%, 7/01/2034	500,000	511,661
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2036	500,000	538,535
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	87,162
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	45,000	43,800
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, “B”, 4.25%, 7/01/2044	375,000	370,099
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	240,000	225,955
Massachusetts Educational Financing Authority, Education Loan Rev., Issue N, “C”, 5%, 7/01/2032	1,000,000	1,081,270
Massachusetts Housing Finance Agency, “D-3”, FHA, 3.35%, 6/01/2027	1,000,000	1,007,890
5

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	$475,000	$ 508,157
		$4,473,387
Michigan – 2.2%
Michigan Finance Authority Hospital Rev. (Bronson Healthcare Group, Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	$325,000	$ 337,135
Michigan Housing Development Athority Rental Housing Rev., “A”, 3.7%, 4/01/2030	800,000	802,053
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	515,000	525,451
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	45,000	44,301
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	345,000	368,070
Michigan Strategic Fund (Waste Management, Inc.), 4.125%, 8/01/2027	300,000	300,999
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	1,000,000	1,013,673
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	1,000,000	1,010,626
		$4,402,308
Minnesota – 0.6%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$ 121,485
Minnesota Housing Finance Agency, Rental Housing, “C”, GNMA, 3.8%, 2/01/2025	145,000	145,014
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2042	1,000,000	976,024
		$1,242,523
Mississippi – 0.0%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$ 65,262
Missouri – 0.6%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$ 152,239
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “E”, GNMA, 6.5%, 5/01/2054	305,000	348,711
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	123,355
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	100,000	98,680
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., Taxable, “A”, 3%, 12/01/2027	20,000	20,201
St. Louis, MO, Industrial Development Authority Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 4.875%, 6/15/2034	450,000	460,896
		$1,204,082
Montana – 0.2%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$410,000	$ 419,075
Nevada – 0.4%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$455,000	$ 470,791
Nevada Housing Division, Multi-Unit Housing Rev. (Woodcreek Apartments), 5%, 12/01/2025 (Put Date 12/01/2024)	140,000	140,295
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	115,000	116,714
		$727,800
New Hampshire – 2.1%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$915,000	$ 962,350
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	590,000	595,715
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	55,000	56,463
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street, LLC), “B”, 8.33%, 5/15/2034	100,000	104,183
6

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 12/01/2042	$1,070,000	$ 1,194,606
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	490,000	497,070
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	272,211	279,895
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	157,364	158,233
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	30,000	30,755
National Finance Authority, NH, Special Rev. (Caldwell Ranch Project, Branch and Fort Bend Counties, TX), 4.875%, 12/01/2033	190,000	190,525
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	105,000	108,952
		$4,178,747
New Jersey – 1.6%
Atlantic City, NJ, Tax Appeal Refunding Bonds, 5%, 12/01/2024	$85,000	$ 84,973
Camden County, NJ, Improvement Authority, Multi-Family Housing Rev. (Northgate I Apartments Project), 5%, 3/01/2027 (Put Date 3/01/2026)	375,000	385,288
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	260,000	262,884
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2033	1,000,000	1,091,373
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	555,000	557,639
Salem County, NJ, Pollution Control Financing Authority Rev. (Philadelphia Electric Co. Project), “A”, 4.45%, 3/01/2025 (Put Date 3/01/2025)	500,000	501,266
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5%, 11/01/2037	375,000	423,052
		$3,306,475
New Mexico – 0.9%
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	$1,000,000	$ 1,029,531
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, “E”, GNMA, 6.25%, 9/01/2053	540,000	599,702
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	100,000	106,692
		$1,735,925
New York – 5.1%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2032	$300,000	$ 321,494
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5%, 7/01/2036	750,000	813,333
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	330,000	343,857
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	685,000	720,928
Metropolitan Transportation Authority, NY, Transportation Refunding Rev. (Climate Bond Certified), “C-1”, 4%, 11/15/2035	500,000	508,067
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage, 4.84%, 11/01/2040	645,163	695,877
New York Dormitory Authority Rev. (Pece University), “A”, 5.25%, 5/01/2040	375,000	421,080
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	680,000	704,805
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	500,000	493,610
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	950,000	937,497
New York Housing Finance Agency Affordable Housing Rev., “G-2”, 3.45%, 5/01/2062 (Put Date 5/01/2027)	170,000	170,065
New York Housing Finance Agency Affordable Housing Rev., “A”, 3.45%, 11/01/2063 (Put Date 5/01/2029)	1,000,000	1,008,265
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	500,000	501,430
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	165,000	179,297
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	250,000	259,340
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 5.5%, 6/30/2041	750,000	822,286
7

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), “A”, 5%, 12/01/2032	$270,000	$ 288,923
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	560,000	561,469
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing LP Project), 4.3%, 6/01/2046 (Put Date 5/01/2041)	599,603	602,280
		$10,353,903
North Carolina – 1.2%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2039	$320,000	$ 354,743
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	60,000	61,397
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 1.9%, 7/01/2032	780,000	659,795
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	129,037
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2039	500,000	539,380
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B1”, 4.25%, 10/01/2028	65,000	65,622
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2040	985,000	547,193
		$2,357,167
North Dakota – 0.8%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), AGM, 3%, 12/01/2039	$985,000	$ 857,676
Horace, ND, Temporary Refunding Improvement, “B”, 4%, 1/01/2025	590,000	589,851
Horace, ND, Temporary Refunding Improvement, “B”, 4.85%, 8/01/2026	160,000	160,662
		$1,608,189
Ohio – 3.6%
Allen County, OH, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 10/01/2051 (Put Date 6/04/2030)	$500,000	$ 538,691
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Country Ridge Apartments Project), 4.375%, 12/01/2041	1,000,000	1,013,617
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	190,000	192,259
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Carver Park Phase III Project), FHA, 4%, 6/01/2026 (Put Date 6/01/2025)	350,000	350,626
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	200,000	203,656
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.25%, 1/01/2038	750,000	797,699
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Company Project), “C”, 3.7%, 12/01/2027	810,000	812,749
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	145,000	147,606
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	170,000	172,981
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, VRDN, 2.1%, 4/01/2028 (Put Date 10/01/2024)	750,000	750,000
Ohio Air Quality Development Authority Rev. (Dayton Power And Light Co. Project), “A”, 4.25%, 11/01/2040 (Put Date 6/01/2027)	500,000	513,091
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2032	600,000	644,667
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	570,000	611,809
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Thornwood Commons), 5%, 12/01/2026 (Put Date 12/01/2025)	205,000	209,212
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	240,000	257,574
		$7,216,237
Oklahoma – 0.4%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$355,000	$ 319,418
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	495,000	565,778
		$885,196
8

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oregon – 1.2%
Lincoln County, OR, Coast Community College District General Obligation, Convertible Capital Appreciation, 0% to 8/15/2024, 5% to 6/15/2041	$380,000	$ 403,429
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	5,000	4,567
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	430,000	458,293
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	111,442
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	125,000	124,566
Port of Portland, OR, International Airport Rev., “22”, 5%, 7/01/2039	690,000	691,088
Portland, OR, International Airport Rev., 5.25%, 7/01/2041	500,000	561,833
		$2,355,218
Pennsylvania – 5.4%
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/15/2038 (n)	$500,000	$ 531,822
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	10,000	10,284
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	100,000	108,659
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	46,000	45,540
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 6%, 6/30/2034	4,000	4,346
Berks County, PA, Municipal Authority Rev., Convertible Capital Appreciation (Tower Health Project), “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	23,000	14,664
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	120,000	122,683
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “B-1”, 8%, 6/30/2034	6,000	6,000
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	386,798
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	81,386
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 4.314% ((67% of SOFR - 3mo. + 0.26161%) + 0.75%), 6/01/2037	795,000	744,685
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	100,000	106,722
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	9,534
East Bethlehem, PA, Municipal Authority Sewer Rev., 1%, 12/01/2024	150,000	148,919
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2031	440,000	481,908
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2032	450,000	489,459
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2040	1,000,000	1,080,509
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2038	1,000,000	1,082,026
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	500,000	508,277
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capitol Region Parking System), “C”, AGM, 5%, 1/01/2033	1,000,000	1,112,521
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2033	1,000,000	1,092,364
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	153,915
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	85,661
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	631,000	691,185
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	207,556
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	10,000	8,659
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	570,000	613,083
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	100,000	104,506
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	410,000	472,532
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	500,000	495,187
		$11,001,390
9

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – 1.2%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	$292,016	$ 315,315
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	40,810	45,378
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	38,698	38,731
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	29,854	29,624
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	40,591	39,216
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	42,214	39,821
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	49,801	33,802
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	500,000	503,420
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	53,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	88,687
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	139,750
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	21,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	48,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	21,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	21,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	69,875
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,928
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	8,063
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	65,000	34,937
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	37,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	32,250
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	26,875
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	990
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	23,000	23,119
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	20,000	20,052
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	164,000	165,620
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	39,000	39,085
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	597,000	460,430
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	15,000	15,018
		$2,427,236
Rhode Island – 1.3%
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “78-A”, 5.5%, 10/01/2052	$685,000	$ 734,114
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	905,000	896,370
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	1,015,000	1,105,285
		$2,735,769
South Carolina – 1.5%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2044 (w)	$750,000	$ 827,382
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 4.5%, 10/01/2033	415,000	417,935
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.25%, 10/01/2043	280,000	282,691
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	328,463
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	650,000	714,719
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Refunding Rev. (South Carolina Episcopal Home at Still Hopes), “A”, 5%, 4/01/2038	280,000	284,107
South Carolina Ports Authority Rev., 5%, 7/01/2025	135,000	136,773
		$2,992,070
10

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – 6.0%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$ 1,002,278
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	500,000	504,408
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041 (Prerefunded 4/01/2025)	10,000	10,031
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	415,000	402,914
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	762,684
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,010,872
Knox County, TN, Health, Educational & Housing Facility Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A1”, BAM, 5%, 7/01/2040	1,000,000	1,099,908
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	70,000	70,644
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5%, 7/01/2044	300,000	324,766
Memphis, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Tillman Cove Apartments), 4%, 12/01/2024	1,000,000	1,000,639
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	100,000	89,448
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	76,571
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,013,439
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2033	1,150,000	1,300,143
Metropolitan Nashville, TN, Airport Authority Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	195,000	195,423
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	512,475
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	519,753
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	747,217
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	750,000	789,609
Tennessee Energy Acquisition Corp., Gas Project Rev., “C”, 5%, 2/01/2027	80,000	82,417
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	645,000	632,626
		$12,148,265
Texas – 7.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	$145,000	$ 148,037
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	220,000	223,857
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	95,000	95,225
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	75,000	75,638
Brazos, TX, Higher Education Authoritiy, Inc., Student Loan Program Rev., “1-A”, 5%, 4/01/2033	500,000	544,460
Brazos, TX, Higher Education Authoritiy, Inc., Student Loan Program Rev., “1-A”, 5%, 4/01/2034	435,000	475,517
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	430,000	455,527
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	225,000	222,213
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	145,000	145,341
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	190,000	190,934
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	194,816
El Paso County, TX, Hospital District Rev., 5%, 8/15/2033	100,000	100,220
El Paso, TX, Residential Development Rev. (EL Paso Royal Apartments Project), 4.25%, 10/01/2039	100,000	99,686
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	95,000	108,540
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2038	70,000	79,657
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2032	750,000	834,167
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	200,000	199,507
Houston, TX, Airport System Subordinate Lien Rev., “A”, AGM, 5%, 7/01/2038	665,000	729,667
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), 4.25%, 5/01/2030	500,000	520,144
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2035	100,000	98,478
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2036	500,000	477,601
11

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4%, 5/01/2046 (Put Date 12/02/2024)	$1,000,000	$ 999,480
Panola County, TX, Carthage Independent School District, Unlimited Tax School Building, Texas PSF, 5%, 8/15/2038	250,000	262,863
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	200,000	179,650
Port Houston, TX, First Lien Rev., 4%, 10/01/2038	1,000,000	1,030,093
Princeton, TX, Special Assessment Rev. (Eastridge Public Improvement District Improvement Area No. 3 Project), 5%, 9/01/2044	500,000	504,338
Reeves & Ward Counties, TX, Pecos-Barstow-Toyah Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 5%, 2/15/2038	1,550,000	1,584,791
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	930,000	1,057,504
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.375%, 6/30/2038	175,000	190,141
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2040	635,000	689,869
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2034	1,000,000	1,136,478
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	127,816
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	75,892
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	335,000	337,628
		$14,195,775
U.S. Virgin Islands – 0.0%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$100,000	$ 101,621
Utah – 1.1%
Mapleton City, UT, Municipal Energy Sales Tax & Telecommunications Fee Rev., 3%, 6/15/2025	$200,000	$ 199,319
Salt Lake City, UT, Airport Rev. (International Airport), “A”, 5.25%, 7/01/2037	1,000,000	1,121,018
Utah Housing Corp., Single Family Mortgage Rev, “A”, GNMA, 6.5%, 1/01/2054	110,000	123,234
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 2.5%, 8/21/2051	13,153	11,171
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 5%, 9/21/2052	706,532	719,784
Utah Infrastructure Agency Telecommunications & Franchise Tax Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	122,960
		$2,297,486
Vermont – 1.4%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	$1,700,000	$ 1,808,321
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, “A”, 5%, 6/15/2032	1,000,000	1,059,640
		$2,867,961
Virginia – 1.9%
Chesapeake, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	$305,000	$ 312,169
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “C-3”, 5.25%, 12/01/2027	750,000	751,985
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	85,000	86,998
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	98,664
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	750,000	781,386
Virginia Housing Development Authority, Rental Housing, “A”, 3.65%, 3/01/2029	480,000	485,138
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	180,000	180,181
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	500,000	504,005
York, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	610,000	624,338
		$3,824,864
12

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – 2.6%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$210,000	$ 211,663
Klickitat County, WA, Public Utility District No. 1 Electric System Refunding Rev., AGM, 5%, 12/01/2034 (w)	1,350,000	1,545,483
Pacific County, WA, Public Healthcare Services District No. 3 Unlimited Tax General Obligation (Ocean Beach Hospital and Medical Clinics), 5.25%, 12/01/2039	500,000	559,533
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 4%, 6/01/2027	185,000	188,924
Vancouver, WA, Housing Authority Rev. (Navalia and Alena Projects), 4%, 8/01/2034	880,000	892,563
Washington Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	1,000,000	1,001,802
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	105,000	107,903
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Eastside Retirement Association DBA Emerald Heights Project), “B-1”, 5%, 7/01/2038	795,000	860,576
		$5,368,447
West Virginia – 0.4%
Ohio County, WV, Commission Tax Increment Refunding & Improvement Rev. (The Highlands Project), 5%, 6/01/2034	$300,000	$ 322,855
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	330,000	324,721
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	150,000	145,233
		$792,809
Wisconsin – 3.7%
Jefferson and Dodge Counties, WI, Watertown General Obligation Anticipation Notes, 4%, 10/01/2025	$75,000	$ 75,254
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	1,000,000	1,008,619
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	290,399
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	195,573
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	311,415
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2037	200,000	221,352
Wisconsin Health & Educational Facilities Authority Rev. (Fort HealthCare, Inc.), “B”, 5%, 10/01/2054 (Put Date 10/03/2034)	1,000,000	1,126,254
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	175,000	178,717
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	400,000	400,988
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	750,000	820,857
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	155,000	155,155
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	500,000	530,707
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	105,000	101,588
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.25%, 7/01/2037	670,000	755,145
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	535,000	546,270
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	155,000	156,236
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	305,000	312,756
Wisconsin Public Finance Authority, Senior Living Rev. (Mary's Woods at Marylhurst Project), “A”, 5%, 5/15/2030 (n)	250,000	254,679
		$7,441,964
Total Municipal Bonds (Identified Cost, $188,644,439)		$192,450,877
Other Municipal Bonds – 0.5%
Multi-Family Housing Revenue – 0.5%
Affordable Housing Opportunities Trust Certificates, AH-01 “CL A”, 3.527%, 5/01/2039 (n)	$275,000	$ 230,545
Freddie Mac, 4.683%, 10/25/2040	358,945	390,679
Freddie Mac, 4.617%, 8/25/2041	383,201	412,194
Total Other Municipal Bonds (Identified Cost, $976,989)		$1,033,418
13

MFS Municipal Intermediate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$149,000	$ 145,779
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	500,000	407,572
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	363,682	111,832
Total Bonds (Identified Cost, $683,197)		$665,183
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $97,775)	$171,535	$ 110,426
Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $5,988,073)	5,987,553	$ 5,989,350
Other Assets, Less Liabilities – 1.2%		2,431,532
Net Assets – 100.0%		$202,680,786
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,989,350 and $194,259,904, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,632,526, representing 3.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
14

MFS Municipal Intermediate Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $190,402,400)	$194,259,904
Investments in affiliated issuers, at value (identified cost, $5,988,073)	5,989,350
Cash	305
Receivables for
Investments sold	125,647
Fund shares sold	3,949,470
Interest and dividends	2,418,116
Receivable from investment adviser	10,598
Other assets	126
Total assets	$206,753,516
Liabilities
Payables for
Distributions	$12,826
Investments purchased	810,000
When-issued investments purchased	2,975,240
Fund shares reacquired	173,898
Payable to affiliates
Administrative services fee	424
Shareholder servicing costs	33,293
Distribution and service fees	4,070
Accrued expenses and other liabilities	62,979
Total liabilities	$4,072,730
Net assets	$202,680,786
Net assets consist of
Paid-in capital	$201,873,249
Total distributable earnings (loss)	807,537
Net assets	$202,680,786
Shares of beneficial interest outstanding	21,599,985
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$146,494,238	15,608,767	$9.39
Class C	895,134	95,550	9.37
Class I	43,395,487	4,626,647	9.38
Class R6	11,895,927	1,269,021	9.37
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.81 [100 / 95.75 x $9.39]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements
15

MFS Municipal Intermediate Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 9/30/24 (unaudited) Net investment income (loss)
Income
Interest	$3,670,996
Dividends from affiliated issuers	104,704
Total investment income	$3,775,700
Expenses
Management fee	$323,279
Distribution and service fees	174,601
Shareholder servicing costs	56,256
Administrative services fee	18,381
Independent Trustees' compensation	2,575
Custodian fee	24,011
Shareholder communications	5,477
Audit and tax fees	30,987
Legal fees	1,599
Registration fees	36,918
Miscellaneous	16,930
Total expenses	$691,014
Fees paid indirectly	(214)
Reduction of expenses by investment adviser	(109,837)
Net expenses	$580,963
Net investment income (loss)	$3,194,737
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$169,909
Affiliated issuers	(166)
Net realized gain (loss)	$169,743
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,859,720
Affiliated issuers	1,267
Net unrealized gain (loss)	$2,860,987
Net realized and unrealized gain (loss)	$3,030,730
Change in net assets from operations	$6,225,467
See Notes to Financial Statements
16

MFS Municipal Intermediate Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	9/30/24 (unaudited)	3/31/24
Change in net assets
From operations
Net investment income (loss)	$3,194,737	$5,089,421
Net realized gain (loss)	169,743	(555,441)
Net unrealized gain (loss)	2,860,987	1,626,234
Change in net assets from operations	$6,225,467	$6,160,214
Total distributions to shareholders	$(3,160,495)	$(5,016,847)
Change in net assets from fund share transactions	$22,838,328	$37,262,372
Total change in net assets	$25,903,300	$38,405,739
Net assets
At beginning of period	176,777,486	138,371,747
At end of period	$202,680,786	$176,777,486
See Notes to Financial Statements
17

MFS Municipal Intermediate Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.24	$9.19	$9.41	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.22	$0.13
Net realized and unrealized gain (loss)	0.15	0.04	(0.22)	(0.59)
Total from investment operations	$0.31	$0.34	$0.00(w)	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.29)	$(0.21)	$(0.08)
From net realized gain	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.16)	$(0.29)	$(0.22)	$(0.13)
Net asset value, end of period (x)	$9.39	$9.24	$9.19	$9.41
Total return (%) (r)(s)(t)(x)	3.34(n)	3.82	(0.05)	(4.62)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81(a)	0.85	0.93	0.97(a)
Expenses after expense reductions (f)	0.69(a)	0.70	0.70	0.70(a)
Net investment income (loss)	3.39(a)	3.26	2.38	1.46(a)
Portfolio turnover rate	11(n)	25	39	165(n)
Net assets at end of period (000 omitted)	$146,494	$131,133	$97,424	$54,967

See Notes to Financial Statements
18

MFS Municipal Intermediate Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.22	$9.18	$9.39	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.16	$0.03
Net realized and unrealized gain (loss)	0.15	0.03	(0.22)	(0.56)
Total from investment operations	$0.27	$0.26	$(0.06)	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.14)	$(0.03)
From net realized gain	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.12)	$(0.22)	$(0.15)	$(0.08)
Net asset value, end of period (x)	$9.37	$9.22	$9.18	$9.39
Total return (%) (r)(s)(t)(x)	2.96(n)	2.94	(0.69)	(5.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56(a)	1.60	1.68	1.82(a)
Expenses after expense reductions (f)	1.44(a)	1.45	1.45	1.43(a)
Net investment income (loss)	2.64(a)	2.52	1.79	0.36(a)
Portfolio turnover rate	11(n)	25	39	165(n)
Net assets at end of period (000 omitted)	$895	$873	$659	$74
Class I	Six months ended	Year ended
	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.23	$9.19	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.23	$0.15
Net realized and unrealized gain (loss)	0.15	0.03	(0.20)	(0.60)
Total from investment operations	$0.32	$0.35	$0.03	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.31)	$(0.23)	$(0.10)
From net realized gain	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.17)	$(0.31)	$(0.24)	$(0.15)
Net asset value, end of period (x)	$9.38	$9.23	$9.19	$9.40
Total return (%) (r)(s)(t)(x)	3.47(n)	3.97	0.30	(4.53)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56(a)	0.60	0.68	0.72(a)
Expenses after expense reductions (f)	0.44(a)	0.45	0.45	0.45(a)
Net investment income (loss)	3.63(a)	3.50	2.58	1.70(a)
Portfolio turnover rate	11(n)	25	39	165(n)
Net assets at end of period (000 omitted)	$43,395	$35,663	$34,682	$20,041

See Notes to Financial Statements
19

MFS Municipal Intermediate Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.23	$9.18	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.27	$0.08
Net realized and unrealized gain (loss)	0.14	0.05	(0.25)	(0.52)
Total from investment operations	$0.31	$0.37	$0.02	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.32)	$(0.23)	$(0.11)
From net realized gain	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.17)	$(0.32)	$(0.24)	$(0.16)
Net asset value, end of period (x)	$9.37	$9.23	$9.18	$9.40
Total return (%) (r)(s)(t)(x)	3.40(n)	4.14	0.25	(4.49)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50(a)	0.53	0.60	0.85(a)
Expenses after expense reductions (f)	0.38(a)	0.38	0.37	0.37(a)
Net investment income (loss)	3.69(a)	3.58	2.94	0.93(a)
Portfolio turnover rate	11(n)	25	39	165(n)
Net assets at end of period (000 omitted)	$11,896	$9,108	$5,607	$383
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
20

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Municipal Intermediate Fund (the fund) is a diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
21

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$193,594,721	$—	$193,594,721
U.S. Corporate Bonds	—	665,183	—	665,183
Mutual Funds	5,989,350	—	—	5,989,350
Total	$5,989,350	$194,259,904	$—	$200,249,254
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
22

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited) - continued
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended September 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization of premium and accretion of discount of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/24
Ordinary income (including any short-term capital gains)	$152,871
Tax-exempt income	4,863,976
Total distributions	$5,016,847
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/24
Cost of investments	$196,479,482
Gross appreciation	5,141,060
Gross depreciation	(1,371,288)
Net unrealized appreciation (depreciation)	$3,769,772
As of 3/31/24
Undistributed ordinary income	167,400
Undistributed tax-exempt income	410,266
Capital loss carryforwards	(3,213,624)
Other temporary differences	(498,689)
Net unrealized appreciation (depreciation)	877,212
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,600,757)
Long-Term	(1,612,867)
Total	$(3,213,624)
23

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 9/30/24	Year ended 3/31/24
Class A	$2,286,069	$3,570,281
Class C	11,432	17,376
Class I	673,791	1,154,565
Class R6	189,203	274,625
Total	$3,160,495	$5,016,847
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.35%
In excess of $1 billion and up to $2.5 billion	0.325%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2025. For the six months ended September 30, 2024, this management fee reduction amounted to $12,086, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2024 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R6
0.70%	1.45%	0.45%	0.38%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2025. For the six months ended September 30, 2024, this reduction amounted to $97,751, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $927 for the six months ended September 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
24

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 170,208
Class C	0.75%	0.25%	1.00%	1.00%	4,393
Total Distribution and Service Fees					$174,601
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended September 30, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2024, were as follows:
Amount
Class A	$3,557
Class C	1
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2024, the fee was $1,249, which equated to 0.0013% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $55,007.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended September 30, 2024 was equivalent to an annual effective rate of 0.0198% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	13	$118
8/19/2024	Redemption	Class I	15	136
6/23/2023	Redemption	Class R6	5,232	47,664
During the six months ended September 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $960,822. The sales transactions resulted in net realized gains (losses) of $47,469.
25

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended September 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $33,288,028 and $19,717,164, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 9/30/24		Year ended 3/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,219,255	$20,537,306	5,617,962	$50,964,498
Class C	9,155	84,727	48,488	432,326
Class I	1,087,333	10,090,330	1,520,581	13,769,584
Class R6	346,270	3,201,446	775,561	7,037,146
	3,662,013	$33,913,809	7,962,592	$72,203,554
Shares issued to shareholders in reinvestment of distributions
Class A	239,531	$2,211,225	377,490	$3,426,231
Class C	1,241	11,432	1,916	17,376
Class I	72,918	672,735	126,964	1,151,671
Class R6	20,162	185,967	29,758	269,630
	333,852	$3,081,359	536,128	$4,864,908
Shares reacquired
Class A	(1,045,188)	$(9,633,927)	(2,396,747)	$(21,713,046)
Class C	(9,562)	(88,463)	(27,537)	(249,034)
Class I	(396,508)	(3,657,980)	(1,559,168)	(14,003,702)
Class R6	(84,487)	(776,470)	(428,790)	(3,840,308)
	(1,535,745)	$(14,156,840)	(4,412,242)	$(39,806,090)
Net change
Class A	1,413,598	$13,114,604	3,598,705	$32,677,683
Class C	834	7,696	22,867	200,668
Class I	763,743	7,105,085	88,377	917,553
Class R6	281,945	2,610,943	376,529	3,466,468
	2,460,120	$22,838,328	4,086,478	$37,262,372
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2024, the fund’s commitment fee and interest expense were $465 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
26

MFS Municipal Intermediate Fund
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$48,668	$30,619,825	$24,680,244	$(166)	$1,267	$5,989,350
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$104,704	$—
27

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Intermediate Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Intermediate Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal Intermediate Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
28

MFS Municipal Intermediate Fund
Board Review of Investment Advisory Agreement
MFS Municipal Intermediate Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 2023.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The Fund commenced operations on May 18, 2021, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
29

MFS Municipal Intermediate Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal-year period), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
30

MFS Municipal Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal Income Fund
Portfolio of Investments − 9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.6%
Alabama – 3.0%
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	$620,000	$ 624,998
Alabama Southeast Energy, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	14,150,000	16,073,970
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	1,230,000	1,157,498
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	240,000	246,828
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,245,000	1,268,738
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	235,000	234,298
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	4,825,000	4,852,678
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	12,920,000	13,300,449
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.5%, 10/01/2054 (Put Date 6/01/2032)	23,250,000	25,924,466
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5%, 5/01/2055 (Put Date 7/01/2031)	10,520,000	11,449,815
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	6,810,000	7,337,066
Homewood, AL, Educational Building Authority Rev. (CHF - Horizons II LLC, Student Housing & Parking Project at Samford University), “C”, 5.5%, 10/01/2054	1,540,000	1,653,772
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,235,000	2,422,615
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,885,000	2,072,893
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	9,730,000	10,341,342
Jefferson County, AL, Sewer Rev. Warrants, 5.25%, 10/01/2049	9,575,000	10,425,550
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	7,710,000	8,488,287
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 4.75%, 7/01/2064	965,000	971,699
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 5.25%, 7/01/2064	940,000	1,007,373
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	9,535,000	9,706,790
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	5,485,000	5,982,727
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	18,165,000	19,573,467
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No.6), 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	7,403,791
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,185,000	1,270,443
University of South Alabama Facilities Rev., “A”, BAM, 5%, 4/01/2049	1,955,000	2,030,029
University of South Alabama Facilities Rev., “A”, BAM, 5.25%, 4/01/2054	3,595,000	3,945,965
		$169,767,547
Alaska – 0.1%
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2047	$1,580,000	$ 1,699,369
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2052	1,975,000	2,109,866
		$3,809,235
Arizona – 1.8%
Arizona Board of Regents, Arizona State University System Rev., “B”, 4%, 7/01/2053	$10,795,000	$ 10,543,943
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	120,000	123,478
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	440,000	450,553
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	415,000	426,940
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	975,000	985,334
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037 (n)	790,000	800,870
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047 (n)	590,000	594,409
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	95,000	96,760
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	130,000	130,669
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	335,000	336,158
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	790,000	815,529
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	1,850,000	1,884,563
LMBFS-SEM
1

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	$1,475,000	$ 1,497,875
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	130,000	132,268
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	130,000	130,669
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	245,000	245,847
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	443,965
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	440,000	446,932
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	300,000	308,727
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	385,000	392,984
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	535,000	544,741
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	870,000	887,631
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	475,000	481,892
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	590,000	596,428
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	630,000	634,251
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	1,965,000	1,886,167
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4.25%, 11/01/2052	2,760,000	2,749,808
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,015,000	848,070
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	580,000	545,309
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	2,855,000	2,873,641
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	3,150,000	3,154,948
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2038	535,000	545,808
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	467,622
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	655,000	656,489
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 5%, 6/01/2053	4,375,000	4,660,577
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	135,000	136,288
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	235,000	245,089
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	430,000	440,728
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	365,000	369,425
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	545,000	556,168
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2039 (n)	680,000	699,113
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2054 (n)	1,615,000	1,627,486
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	2,360,000	2,438,487
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	625,000	591,206
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	7,865,000	8,258,819
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	370,000	372,266
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	115,000	115,721
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	450,000	450,789
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	270,000	270,417
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	555,000	559,050
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	445,000	447,077
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	705,000	707,080
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	665,000	669,989
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	730,000	732,196
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	480,000	483,034
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	1,885,000	1,585,648
2

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	$6,255,000	$ 4,820,019
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	2,355,000	1,769,508
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	2,750,000	2,197,716
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	335,000	343,555
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	815,000	829,722
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	665,000	672,660
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	395,000	408,033
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	480,000	491,516
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	185,000	171,700
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	995,000	923,467
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	1,105,000	960,478
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	285,000	247,725
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	250,000	213,451
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	1,245,000	1,062,986
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	925,000	1,019,634
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	2,625,000	2,870,614
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	1,180,000	1,293,033
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	1,135,000	1,146,016
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	6,295,000	6,564,415
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2053	3,560,000	3,741,041
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	2,700,000	2,841,442
		$98,666,662
Arkansas – 0.3%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$170,000	$ 169,664
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	345,000	345,047
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	40,000	39,682
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	3,515,000	3,637,602
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	3,690,000	3,881,545
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	1,595,000	1,701,192
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,360,000	1,467,695
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	480,000	505,360
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	380,000	396,995
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	420,000	437,044
3

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arkansas – continued
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$965,000	$ 994,442
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	135,000	117,754
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	370,000	301,826
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	145,000	130,171
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	610,000	448,652
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,310,000	1,333,741
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	3,930,000	1,430,443
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,200,000	1,200,685
		$18,539,540
California – 6.2%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2052	$6,270,000	$ 3,638,898
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	3,695,000	923,811
Alameda, CA, Corridor Transportation Authority Rev., Senior Lien Rev., Capital Appreciation, “A”, AGM, 0%, 10/01/2051	8,000,000	2,345,208
Alameda, CA, Corridor Transportation Authority Rev., Senior Lien Rev., Capital Appreciation, “A”, AGM, 0%, 10/01/2052	6,000,000	1,670,560
Alameda, CA, Corridor Transportation Authority Rev., Senior Lien Rev., Capital Appreciation, “A”, AGM, 0%, 10/01/2053	6,000,000	1,586,032
Alameda, CA, Corridor Transportation Authority Rev., Subordinate Lien Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2049	6,270,000	1,972,543
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, AGM, 4.125%, 7/01/2041	2,000,000	2,007,877
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, AGM, 4.375%, 7/01/2049	1,500,000	1,517,845
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	6,850,000	7,014,097
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	26,240,000	28,349,242
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	12,935,000	14,471,660
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2025	3,115,000	3,162,040
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2026	3,260,000	3,399,330
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “A”, 4%, 6/01/2049	700,000	661,760
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046 (Prerefunded 11/15/2025)	1,990,000	2,047,285
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	3,779,806	3,880,499
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	18,110,045	19,243,295
California Housing Finance Agency Municipal Certificates, “X”, 0.798%, 11/20/2035 (i)	52,670,046	2,500,242
California Housing Finance Agency Municipal Certificates, “X”, 0.791%, 8/20/2036 (i)(n)	18,817,761	943,043
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	6,245,000	5,627,435
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	470,000	595,872
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,380,000	1,406,724
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,190,000	1,203,755
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,060,000	1,064,574
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	2,975,000	2,980,865
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	1,695,000	1,583,584
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,185,000	3,453,796
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	1,515,000	1,465,909
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,370,000	3,237,398
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	2,420,000	2,230,035
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	405,000	412,320
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	405,000	407,667
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2026	330,000	334,003
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	1,105,000	1,131,170
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	1,595,000	1,574,497
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	610,000	602,809
4

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	$7,275,000	$ 7,290,221
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 5), “A”, 4%, 8/01/2061 (n)	890,000	786,407
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2051	550,000	501,728
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,055,000	1,059,798
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050 (n)	2,740,000	2,588,642
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	790,000	829,828
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,160,000	1,218,099
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	1,885,000	1,866,854
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	385,000	399,311
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	755,000	766,226
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	2,640,000	2,876,402
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,510,000	2,750,192
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	190,325
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,085,000	2,084,996
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	8,560,000	8,665,456
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	5,820,000	6,026,309
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	490,000	505,381
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	375,000	386,703
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	1,415,000	1,442,192
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	615,000	626,034
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	7,120,000	5,730,117
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	630,000	635,216
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Apple Tree Village Apartments), “R”, 3.95%, 4/01/2060 (Put Date 10/01/2037)	10,200,000	8,829,783
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	3,160,000	2,612,659
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,195,000	1,694,506
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	15,190,000	14,239,449
Irvine, CA, Financial Authority Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	10,305,000	10,174,888
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,345,000	1,473,437
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,005,000	1,097,832
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	2,210,000	2,405,811
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	3,275,000	3,544,836
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,395,000	1,473,463
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	2,840,000	2,925,019
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	3,180,000	3,257,715
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,415,000	1,226,513
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	880,000	740,155
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	5,115,000	5,248,134
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	1,575,000	1,606,732
Mount San Antonio, CA, Community College District Rev. (Election of 2008), “A”, 5.875%, 8/01/2028	1,465,000	1,626,237
Mountain House Financing Authority, CA, Utility Systems Rev., BAM, 4.125%, 12/01/2048	1,000,000	1,003,606
Mountain House Financing Authority, CA, Utility Systems Rev., BAM, 4.25%, 12/01/2052	2,000,000	2,023,024
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	2,425,000	2,120,298
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,110,000	2,627,968
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	155,000	144,388
5

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	$75,000	$ 69,865
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	130,000	121,100
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	225,000	199,001
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	125,000	110,556
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	180,000	154,372
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	125,000	106,588
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	765,000	650,824
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	6,700,000	7,353,588
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 5.25%, 9/01/2052	1,575,000	1,728,642
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,585,000	1,499,270
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	7,865,000	8,085,419
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	4,720,000	4,852,279
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2041	1,310,000	1,298,092
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	1,500,000	1,465,949
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2046	1,875,000	1,991,769
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	1,875,000	1,976,412
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2056	2,060,000	1,967,860
San Francisco, CA, City & County Airports Commission Refunding Rev., “C”, 5.75%, 5/01/2048	5,975,000	6,761,158
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2042	8,275,000	9,373,402
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2043	6,145,000	6,934,435
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	3,385,000	3,569,403
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	3,855,000	4,047,745
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	1,800,000	1,884,058
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	270,000	270,194
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NPFG, 0%, 9/01/2026	4,015,000	3,829,923
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	5,420,000	5,867,166
State of California, Veterans General Obligation, “CU”, 4.85%, 12/01/2046	1,445,000	1,537,992
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	1,685,000	1,406,358
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	6,640,000	6,446,672
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	6,760,000	6,302,902
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	9,605,000	4,568,258
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	2,710,000	2,383,084
		$350,784,906
Colorado – 3.7%
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, 5%, 12/01/2043	$325,000	$ 350,632
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, AGM, 5%, 12/01/2052	645,000	683,831
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	56,000	57,887
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	805,000	806,018
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.25%, 7/01/2043	3,105,000	3,072,035
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2053	5,250,000	5,180,043
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2058	3,780,000	3,668,493
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	585,000	585,204
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	480,000	480,061
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	430,000	430,615
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	390,000	390,483
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	385,000	386,042
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	720,000	721,008
6

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	$2,710,000	$ 2,498,318
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,460,000	1,462,515
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	240,000	247,553
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	290,000	294,600
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	305,000	308,967
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	2,800,000	2,922,913
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	14,255,000	14,619,783
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2036	1,080,000	1,085,327
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2041	1,315,000	1,268,686
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,380,000	1,450,885
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	2,825,000	2,910,678
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	4,165,000	4,273,936
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (American Academy Project), 5%, 12/01/2055	4,905,000	5,007,887
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	385,000	351,926
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	690,000	617,414
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Highline Academy Charter School Project), 5.75%, 12/01/2061	3,140,000	3,375,741
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	7,865,000	8,026,274
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 4%, 11/15/2048	18,540,000	18,116,037
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	2,915,000	3,279,273
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,430,000	4,838,220
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	4,025,000	3,913,114
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	8,090,000	7,704,611
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	7,395,000	7,949,833
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	935,000	957,161
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	3,380,000	3,446,918
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2038	3,895,000	3,948,962
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	3,685,000	3,673,553
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	600,000	610,454
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	355,000	359,853
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	280,000	282,102
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	280,000	280,718
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	240,000	238,360
Colorado Housing & Finance Authority, Benefit of Fitz Affordable Owner LLC Multi-Family Mortgage-Backed (Fitzsimons Gateway Apartments Project), “A”, FNMA, 4.48%, 3/01/2044	1,647,434	1,678,688
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “C”, 4.75%, 5/01/2049 (u)	2,790,000	2,839,531
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “F”, GNMA, 5.25%, 11/01/2052	5,425,000	5,665,353
Colorado Housing & Finance Authority, Single Family Mortgage, Class III, “D”, 5.75%, 5/01/2053	17,545,000	18,820,016
Colorado Housing & Finance Authority, Single Family Mortgage, Class III, “H”, 4.25%, 11/01/2049	2,565,000	2,609,248
Colorado Regional Transportation District, Sales Tax Rev. (FasTracks Project), “A”, 5%, 11/01/2036	2,170,000	2,256,228
Colorado Regional Transportation District, Sales Tax Rev. (FasTracks Project), “A”, 5%, 11/01/2040	7,865,000	8,135,628
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	2,700,000	2,664,658
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	2,535,000	2,487,583
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2040	1,255,000	1,443,459
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2041	500,000	572,245
7

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2042	$235,000	$ 267,842
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2043	1,000,000	1,135,242
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,290,000	1,309,588
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	620,000	602,520
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	1,000,000	942,775
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	955,000	955,563
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2030	1,160,000	1,212,388
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2031	1,310,000	1,367,757
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2032	1,385,000	1,446,064
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2033	1,385,000	1,445,767
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2034	1,140,000	1,187,089
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2035	1,285,000	1,335,061
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	4,155,000	4,204,497
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	960,000	1,016,109
State of Colorado (Building Excellent Schools Today), “S”, COP, AGM, 4%, 3/15/2046	12,145,000	12,186,729
Sterling, CO, Water Resources and Power Development Authority Rev. (Wastewater Utility Enterprise Project), “A”, AGM, 5%, 9/01/2055	795,000	857,216
		$207,779,768
Connecticut – 0.7%
Connecticut Airport Authority Rev. (Ground Transportation Center Project), “A”, 4%, 7/01/2049	$1,550,000	$ 1,456,070
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 5.25%, 7/15/2048	1,910,000	2,100,317
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 4.25%, 7/15/2053	2,195,000	2,198,879
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	2,355,000	2,365,845
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	3,330,000	3,351,248
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 3.5%, 11/15/2033	1,380,000	1,325,869
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 3.75%, 11/15/2034	1,680,000	1,634,712
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 4%, 11/15/2035	1,000,000	1,013,376
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 4%, 11/15/2036	450,000	456,029
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 4.25%, 11/15/2039	910,000	933,517
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	115,000	114,839
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,050,000	2,141,806
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,560,000	5,818,493
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	7,240,000	7,303,350
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2032	790,000	818,004
Norwalk, CT, Housing Authority Multi-Family Bonds (Monterey Village Apartments), FNMA, 4.4%, 9/01/2042	2,215,000	2,273,217
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	145,000	146,055
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	230,000	226,551
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	275,000	258,186
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 5.625%, 4/01/2044	485,000	516,480
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	630,000	544,433
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 6%, 4/01/2052 (n)	845,000	915,268
West Haven, CT, General Obligation, BAM, 4%, 3/15/2040	590,000	596,258
		$38,508,802
Delaware – 0.4%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	$375,000	$ 378,972
Delaware Economic Development Authority, Retirement Communities Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), “B”, 5.25%, 11/15/2053	3,670,000	3,839,251
Delaware Housing Authority, Multi-Family Rev. (Luther Towers Apartments), HUD Section 8, 4.65%, 1/01/2041	19,809,158	20,737,694
		$24,955,917
8

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
District of Columbia – 0.5%
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	$2,375,000	$ 2,375,427
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	3,545,000	3,545,383
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	720,000	719,981
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	2,360,000	2,443,055
District of Columbia, Housing Finance Agency, Multi-Family Sustainable Mortgage Rev. (Edmonson), FNMA, 4.8%, 6/01/2045	1,542,325	1,625,391
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,085,000	2,040,918
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “B”, AGM, 4%, 10/01/2049	1,455,000	1,424,356
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	1,250,000	1,200,405
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	11,950,000	13,313,615
		$28,688,531
Florida – 5.0%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2040	$520,000	$ 489,891
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2046	700,000	621,631
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	795,000	859,239
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,345,000	1,447,834
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	1,750,000	1,876,632
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	20,015
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	825,000	825,631
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	385,000	385,207
Broward County, FL, Airport System Rev., 5%, 10/01/2042	855,000	876,957
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	2,360,000	2,498,047
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	3,540,000	3,735,047
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	2,755,000	2,868,496
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	4,070,000	3,851,209
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	75,307	2,033
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	492,158	13,288
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	741,965	20,033
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	135,552	3,660
Collier County, FL, Industrial Development Authority, Healthcare Facilities Rev. (NCH Healthcare System Projects), “A”, AGM, 5%, 10/01/2049	2,000,000	2,199,233
Collier County, FL, Industrial Development Authority, Healthcare Facilities Rev. (NCH Healthcare System Projects), “A”, AGM, 5%, 10/01/2054	2,115,000	2,284,634
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	465,000	472,760
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	80,000	81,167
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	395,000	402,770
Florida Capital Trust Agency, Air Cargo Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	3,950,000	3,956,701
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	70,000	70,301
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	125,000	128,142
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	385,000	386,825
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	100,000	94,500
9

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	$510,000	$ 450,888
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2047	250,000	252,879
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	880,000	887,406
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,290,000	1,299,172
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 4%, 9/15/2030 (n)	220,000	213,797
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2040 (n)	395,000	387,250
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2050 (n)	775,000	722,646
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	120,000	120,216
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	225,000	209,119
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	315,000	275,872
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	170,000	177,666
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	155,000	159,088
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	185,000	188,868
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	305,000	311,332
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	930,000	939,193
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	5,120,000	5,038,995
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	540,000	567,542
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	320,000	334,633
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	6,605,000	6,629,808
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	645,000	599,535
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	330,000	290,842
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	490,000	405,056
Florida Development Finance Corp. Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5%, 6/01/2044 (n)	180,000	185,542
Florida Development Finance Corp. Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2054 (n)	1,065,000	1,099,068
Florida Development Finance Corp. Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2059	710,000	729,949
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	740,000	779,338
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	1,020,000	1,068,215
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	845,000	882,284
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	645,000	668,577
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	900,000	867,289
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,240,000	1,180,502
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,480,000	1,389,550
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,310,000	2,069,304
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	435,000	439,205
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	1,990,000	1,996,504
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	1,785,000	1,763,887
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	1,595,000	1,601,461
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	3,915,000	3,868,078
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3.5%, 7/01/2052	7,015,000	7,019,623
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052	4,955,000	4,886,150
Florida Housing Finance Corp., Homeowner Mortgage Rev., “5”, GNMA, 6.25%, 1/01/2055	1,780,000	2,006,025
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	2,560,000	2,594,304
Hillsborough County, FL, Aviation Authority, Tampa International Airport Rev., “B”, 5.5%, 10/01/2054 (u)	5,485,000	6,129,883
Hillsborough County, FL, Industrial Development Authority, Baycare Health System Rev., “C”, 5.5%, 11/15/2054 (u)	10,980,000	12,488,432
Hillsborough County, FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	1,875,000	1,710,105
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	450,000	438,203
JEA, FL, Water and Sewer System Rev., “A”, 5.5%, 10/01/2054 (u)	10,000,000	11,293,965
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	95,000	95,405
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	150,000	150,144
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	480,000	490,064
10

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.125%, 5/01/2043	$1,075,000	$ 1,157,712
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	1,500,000	1,602,941
Lee County, FL, Airport Rev., AGM, 5.25%, 10/01/2054 (u)	2,495,000	2,724,177
Lee County, FL, Airport Rev., AGM, 5.25%, 10/01/2054 (u)	4,195,000	4,580,311
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2044	1,620,000	1,688,801
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2049	1,705,000	1,763,860
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group Project), “C”, 5%, 11/15/2044	2,880,000	3,099,772
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group Project), “C”, 5%, 11/15/2054	5,395,000	5,678,496
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group), “A”, 5.25%, 11/15/2054	3,195,000	3,431,439
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	930,000	936,717
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	720,000	725,157
Manatee County, FL, Public Utilities Improvement Refunding Rev., 4%, 10/01/2048	10,000,000	9,937,992
Manatee County, FL, Public Utilities Improvement Refunding Rev., 4%, 10/01/2053	6,750,000	6,570,133
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	9,745,000	9,075,240
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,630,000	1,746,641
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	4,880,000	4,729,179
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	225,000	225,122
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	110,000	110,031
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	185,000	185,052
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2053	8,320,000	8,921,903
Orange County, FL, Health Facilities Authority Hospital Rev. (Presbyterian Retirement Communities Obligated Group Project), 5%, 8/01/2047	1,900,000	2,020,486
Orange County, FL, Health Facilities Authority Hospital Rev. (Presbyterian Retirement Communities Obligated Group Project), 5%, 8/01/2054	1,655,000	1,745,541
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	1,026,543
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2042	3,625,000	3,578,393
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	4,085,000	3,895,105
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	590,000	618,555
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	435,000	279,466
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	520,000	315,097
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	200,000	115,296
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	610,000	332,595
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	725,000	373,629
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	775,000	376,843
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	865,000	397,258
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	695,000	301,177
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5%, 10/01/2043	885,000	929,176
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5.25%, 10/01/2048	1,800,000	1,897,020
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5.25%, 10/01/2053	2,730,000	2,856,035
11

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	$7,700,000	$ 7,482,970
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	755,000	782,694
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	985,000	1,016,248
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	700,000	736,018
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	480,000	484,189
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	790,000	785,936
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	515,000	488,953
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	3,250,000	2,891,716
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5%, 9/01/2048	4,540,000	4,865,977
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.75%, 9/01/2054	4,430,000	5,013,169
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	540,000	558,348
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	700,000	715,804
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	160,000	155,006
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	4,215,000	3,756,864
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,020,000	2,676,994
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	4,500,000	3,906,971
South Miami, FL, Health Facilities Authority Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2047	13,610,000	13,328,525
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	85,000	83,517
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	80,000	78,243
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	85,000	82,821
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	75,000	72,841
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	80,000	77,335
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	375,000	350,963
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	285,000	252,293
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	285,000	238,858
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	275,000	222,256
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2024	42,764	19,671
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	195,000	195,291
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	180,000	180,228
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	385,000	385,443
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,145,000	1,145,851
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	875,000	875,223
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,125,000	765,476
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	620,000	403,570
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	955,000	592,717
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	450,000	266,979
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	620,000	349,810
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	620,000	331,856
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	845,000	428,501
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	375,000	180,189
12

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	$375,000	$ 170,840
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	3,750,000	3,649,361
Tampa, FL, Water and Wastewater Systems Rev., “A”, 5.25%, 10/01/2057	2,500,000	2,764,450
Wildwood, FL, Middleton Community Development District A Sepcial Assessment Rev., 4.75%, 5/01/2055 (w)	200,000	201,124
Wildwood, FL, Middleton Community Development District A Special Assessment Rev., 4.55%, 5/01/2044 (w)	240,000	241,359
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4%, 5/01/2034 (w)	620,000	628,111
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	325,000	340,927
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.2%, 5/01/2039 (w)	225,000	227,788
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	490,000	510,710
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.55%, 5/01/2044 (w)	1,000,000	1,014,791
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	935,000	974,981
		$278,724,389
Georgia – 3.0%
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	$4,680,000	$ 4,702,158
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	6,860,000	6,865,469
Atlanta, GA, Development Authority Senior Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	5,305,000	5,486,754
Atlanta, GA, Development Authority, Convertible Capital Appreciation Economic Development (Gulch Enterprise Zone Project), “A-1”, 0%, 12/15/2048	5,742,000	4,875,355
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	1,040,000	995,085
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	910,000	924,533
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	2,595,000	2,503,049
Augusta, GA, Development Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.125%, 4/01/2053	9,155,000	9,906,312
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2051	4,825,000	4,756,972
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	675,000	653,712
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), “A”, 1.5%, 1/01/2040 (Put Date 2/03/2025)	3,970,000	3,918,813
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), “C”, 4.125%, 11/01/2045	2,000,000	1,937,961
Cherokee County, GA, Water & Sewerage Authority Rev., 4%, 8/01/2053	1,250,000	1,241,693
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	505,000	508,263
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,163
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	860,000	864,470
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	4,010,000	4,586,738
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2045	105,000	107,103
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2050	375,000	380,132
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2063	500,000	501,736
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 4%, 4/01/2050	2,670,000	2,591,304
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,275,000	5,314,835
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	495,000	495,444
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	665,000	692,677
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,370,000	1,478,530
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,470,000	1,525,603
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	4,530,000	4,767,231
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	17,500,000	18,685,152
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	5,030,000	5,030,986
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,670,000	1,685,346
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	14,255,000	14,499,428
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	9,915,000	10,710,131
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, 5%, 5/01/2054 (Put Date 12/01/2030)	8,570,000	9,154,590
13

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 4%, 1/01/2046	$945,000	$ 944,033
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	4,175,000	4,433,850
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2056	1,530,000	1,572,202
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, AGM, 4%, 1/01/2046	590,000	589,396
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, AGM, 5%, 1/01/2062	2,125,000	2,213,819
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	4,415,000	4,730,123
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026 (Prerefunded 1/01/2025)	2,415,000	2,425,508
Georgia Ports Authority Rev., 4%, 7/01/2047	1,900,000	1,895,490
Georgia Ports Authority Rev., 4%, 7/01/2052	2,985,000	2,946,374
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	155,000	151,497
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	265,000	257,412
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	185,000	177,734
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	3,150,000	3,233,196
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	3,935,000	4,007,684
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	3,315,000	3,344,503
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 1.5%, 1/01/2039 (Put Date 2/03/2025)	2,950,000	2,911,964
		$168,192,513
Guam – 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$2,235,000	$ 2,205,009
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	680,000	599,585
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	770,000	669,787
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	6,005,000	6,250,965
		$9,725,346
Idaho – 0.0%
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2044	$450,000	$ 470,259
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2049	665,000	686,550
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2063	445,000	452,161
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.75%, 5/01/2058	535,000	571,956
		$2,180,926
Illinois – 7.3%
Bellwood, IL, Tax Increment Rev., Taxable (Workforce Housing Project), 5%, 12/01/2050	$3,280,000	$ 3,392,970
Bellwood, IL, Tax Increment Rev., Taxable (Workforce Housing Project), 5%, 12/01/2039	865,000	918,406
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	7,230,000	6,711,516
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	7,785,000	6,667,060
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	2,590,000	2,122,739
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,125,000	881,221
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	2,680,000	2,486,622
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	3,065,000	2,629,159
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	795,000	816,374
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	795,000	815,520
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,405,000	1,429,176
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	3,000,000	3,191,977
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,100,000	2,126,598
14

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	$17,805,000	$ 18,604,085
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	6,350,000	7,079,679
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.5%, 12/01/2038	1,345,000	1,477,437
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	2,000,000	2,054,688
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	13,010,000	11,540,156
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.875%, 12/01/2047	3,665,000	4,047,914
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,070,000	1,126,115
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	715,000	759,494
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	535,000	571,223
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,425,000	1,528,037
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,160,000	2,290,563
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	9,915,000	9,914,337
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 4%, 12/01/2043	1,000,000	917,083
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	955,000	940,424
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,500,000	1,450,024
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	980,000	928,104
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	6,865,000	6,432,475
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	2,895,000	2,917,949
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	7,535,000	8,367,764
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	7,625,000	7,352,103
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	1,435,000	1,348,441
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2039	5,435,000	5,997,460
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2041	1,740,000	1,862,888
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	435,000	463,371
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	5,580,000	5,973,866
Chicago, IL, General Obligation, “A”, 4%, 1/01/2035	1,970,000	1,977,290
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	7,390,000	8,089,710
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,435,000	1,495,171
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	380,000	394,798
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	3,540,000	3,645,383
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	5,505,000	5,743,570
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	740,000	742,457
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	240,000	250,576
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 12/15/2047	2,605,000	2,519,438
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	4,340,000	4,099,636
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2053	3,335,000	3,358,558
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2057	6,090,000	6,214,697
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	4,020,000	973,107
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	4,085,000	4,282,737
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	1,890,000	1,794,510
Chicago, IL, Midway Airport Refunding Rev., “A”, BAM, 5.5%, 1/01/2053	2,035,000	2,234,496
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5.75%, 1/01/2048	1,975,000	2,218,840
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,455,000	1,495,323
Chicago, IL, O’Hare International Airport, Customer Facility Charge Senior Lien Refunding, BAM, 5.25%, 1/01/2042	1,345,000	1,510,094
Chicago, IL, O’Hare International Airport, Customer Facility Charge Senior Lien Refunding, BAM, 5.25%, 1/01/2043	1,055,000	1,180,139
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	7,210,000	7,276,557
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	2,610,000	2,680,236
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	8,650,000	8,723,189
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	2,760,000	3,007,642
Chicago, IL, O'Hare International General Airport Senior Lien Rev., “A”, 5.5%, 1/01/2059	4,115,000	4,551,869
15

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	$1,450,000	$ 1,522,479
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 4%, 12/01/2050	2,365,000	2,300,987
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2057	7,855,000	8,253,671
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5.25%, 1/01/2053	5,000,000	5,472,103
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5.25%, 1/01/2058	10,000,000	10,935,891
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	7,605,000	7,800,480
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,105,000	1,115,338
DuPage County, IL, Carol Stream Park District, “C”, BAM, 3%, 11/01/2032	985,000	968,778
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	330,000	342,102
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	405,000	411,580
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	250,000	250,663
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	455,000	450,732
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	395,000	383,930
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	2,525,000	2,378,171
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	7,265,000	7,322,324
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,640,000	1,791,801
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,385,000	2,578,587
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	1,940,000	2,097,268
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,580,000	2,793,729
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,210,000	1,245,896
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	405,000	412,047
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	820,000	829,868
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	645,000	653,184
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	630,000	636,743
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	7,865,000	7,937,578
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	775,000	777,772
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	335,000	345,889
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	445,000	376,527
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	270,000	250,886
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	2,430,000	2,278,038
Illinois Finance Authority, Lease Rev. (Provident Group - SCCIL Properties LLC - University of Illinois Urbana-Champaign Project), “A”, BAM, 5.25%, 10/01/2053	5,210,000	5,656,476
Illinois Finance Authority, Lease Rev. (Provident Group - SCCIL Properties LLC - University of Illinois Urbana-Champaign Project), “A”, BAM, 5.25%, 10/01/2057	6,000,000	6,495,044
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	155,000	158,495
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	390,000	395,251
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	2,055,000	2,061,363
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	390,000	390,277
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	7,888,191	7,493,542
Illinois Housing Development Authority Rev., “A”, FHLMC, 4.5%, 10/01/2048	2,155,000	2,186,972
Illinois Housing Development Authority Rev., “A”, GNMA, 4.8%, 10/01/2043	10,620,000	11,024,418
Illinois Housing Development Authority Rev., “A”, GNMA, 4.9%, 4/01/2047	2,775,000	2,887,797
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	1,835,000	1,812,079
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,216,972	3,056,025
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,210,128	3,049,524
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/01/2051 (z)	2,929,236	2,782,685
16

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	$2,015,866	$ 1,915,011
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,395,000	1,402,675
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	200,000	203,749
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	645,000	652,379
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	1,475,000	1,496,325
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	605,000	616,934
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	620,000	631,872
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,330,000	1,330,854
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,095,000	1,096,245
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2028	445,000	459,616
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2031	750,000	786,388
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2036	515,000	517,419
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2038	790,000	792,562
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2039	350,000	388,467
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2040	320,000	353,178
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2041	425,000	466,696
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2042	500,000	546,730
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2043	525,000	571,740
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2044	250,000	270,966
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2054	860,000	914,407
State of Illinois, General Obligation, 5%, 2/01/2025	2,045,000	2,056,469
State of Illinois, General Obligation, 5%, 11/01/2028	1,580,000	1,643,289
State of Illinois, General Obligation, 5.5%, 5/01/2039	1,310,000	1,439,780
State of Illinois, General Obligation, 4.5%, 11/01/2039	1,495,000	1,509,487
State of Illinois, General Obligation, 5.75%, 5/01/2045	1,220,000	1,340,751
State of Illinois, General Obligation, “A”, 5%, 3/01/2025	1,970,000	1,984,867
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	7,725,000	8,231,771
State of Illinois, General Obligation, “A”, 5%, 11/01/2028	10,235,000	11,089,956
State of Illinois, General Obligation, “B”, 5.25%, 5/01/2047	800,000	880,552
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,700,000	4,078,706
State of Illinois, General Obligation, “B”, 5.25%, 5/01/2048	800,000	878,639
State of Illinois, General Obligation, “C”, 4%, 3/01/2025	1,180,000	1,184,065
State of Illinois, General Obligation, Taxable, “B”, 5.25%, 5/01/2049	800,000	876,721
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2032	1,740,000	1,801,523
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2035	2,320,000	2,383,408
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,190,000	1,216,693
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2038	1,520,000	1,547,965
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2029	535,000	551,409
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2030	670,000	687,649
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2032	930,000	942,311
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2034	1,385,000	1,402,117
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2036	1,575,000	1,583,245
Will County, IL, Joliet School District No. 86 General Obligation, BAM, 4%, 1/01/2049	1,795,000	1,740,718
		$411,426,335
17

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Indiana – 1.5%
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 7/15/2058	$5,000,000	$ 5,825,786
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 1/15/2063	16,030,000	18,704,990
Indiana Economic Development Finance Authority Rev. (Republic Services, Inc. Project), “A”, 3.95%, 5/01/2028 (Put Date 12/02/2024)	1,645,000	1,645,000
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	420,000	421,595
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,055,000	1,056,764
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 5.75%, 6/01/2048	1,035,000	1,162,036
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 5.75%, 6/01/2053	5,325,000	5,944,254
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2028	205,000	215,786
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2033	135,000	143,265
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	2,260,000	2,193,351
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	4,685,000	4,759,512
Indiana Finance Authority, Hospital Rev. (Methodist Hospitals, Inc.), “A”, 5.5%, 9/15/2044	960,000	1,033,157
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,005,000	1,996,880
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2053	1,050,000	1,093,854
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	860,000	897,246
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,580,000	2,718,644
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B-1”, GNMA, 3.25%, 7/01/2049	945,000	939,871
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1-A”, 4.5%, 6/01/2039	1,510,000	1,510,571
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,570,000	1,576,445
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6%, 3/01/2053	685,000	762,044
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, BAM, 5.25%, 3/01/2067	7,815,000	8,438,656
Indianapolis, IN, Local Public Improvement Bond Bank Subordinate Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	770,000	856,401
Indianapolis, IN, Water System First Lien Refunding Rev., “A”, 5%, 10/01/2037	4,130,000	4,406,667
Northern Indiana Commuter Transportation District, Limited Obligation Consolidated Rev., 5.25%, 1/01/2049	3,000,000	3,337,484
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	796,000	837,846
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	10,475,000	10,750,130
		$83,228,235
Iowa – 0.3%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$610,000	$ 615,964
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	485,000	487,123
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	885,000	843,651
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	300,000	301,491
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 3%, 1/01/2047	2,185,000	2,155,460
Iowa Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 3%, 7/01/2051	5,760,000	5,686,195
Iowa Higher Education Loan Authority Rev., Private College Facilities (Des Moines University Osteopathic Medical Center Project), 4%, 10/01/2050	485,000	446,747
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	620,000	638,636
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	660,000	682,788
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	730,000	764,727
Iowa Student Loan Liquidity Corp. Rev. (Organized Pursuant to the Nonprofit Laws of the State Of Iowa), “C”, 5%, 12/01/2054	1,210,000	1,210,349
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	160,000	154,436
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	4,615,000	3,924,784
Iowa Tobacco Settlement Authority Asset-Backed, “B-1”, 4%, 6/01/2049	280,000	282,216
		$18,194,567
Kansas – 0.5%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,000,000	$ 3,034,342
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,200,000	1,213,737
Ellis County, KS, Unified School District No. 489 General Obligation, “B”, AGM, 4%, 9/01/2052	1,270,000	1,256,019
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,020,000	977,812
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	535,000	479,730
18

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – continued
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	$100,000	$ 102,558
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	410,000	419,433
Lyon County, KS, School District No. 253 General Obligation, BAM, 4%, 9/01/2039	2,360,000	2,382,249
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	815,000	832,941
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	855,000	872,088
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	905,000	921,877
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	995,000	1,011,784
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,100,000	1,116,796
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,890,000	1,904,088
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	3,580,000	3,593,386
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2031	905,000	927,359
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2032	675,000	689,235
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,260,000	1,349,439
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,310,000	2,455,121
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	915,000	914,542
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	1,465,000	1,435,979
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	115,000	104,099
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	570,000	508,172
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	280,000	280,727
		$28,783,513
Kentucky – 0.9%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$1,915,000	$ 1,924,270
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	3,335,000	3,434,983
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,115,000	2,158,123
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	1,990,000	2,039,733
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,305,000	1,324,865
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,015,000	1,036,768
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	1,630,000	1,646,748
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	705,000	705,023
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	5,095,000	5,371,659
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	185,000	178,861
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	10,000,000	10,037,497
Trimble, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), “A”, 1.3%, 9/01/2044 (Put Date 9/01/2027)	10,000,000	9,211,766
Warren County, KY, Hospital Rev. (Bowling Green Community Hospital Corp.), 5.25%, 4/01/2049	2,000,000	2,205,266
Warren County, KY, Hospital Rev. (Bowling Green Community Hospital Corp.), 5.25%, 4/01/2054	7,000,000	7,663,967
		$48,939,529
Louisiana – 1.0%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 1.3%, 2/01/2041 (Put Date 2/01/2028)	$7,420,000	$ 6,699,074
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	3,570,000	3,220,939
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,010,000	2,048,282
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	460,000	462,459
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	2,755,000	2,764,145
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	340,000	341,106
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	945,000	907,655
19

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	$1,515,000	$ 1,345,795
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 4%, 10/01/2041	875,000	854,757
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), “A”, 5%, 4/01/2045	3,865,000	4,106,535
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	7,810,000	8,343,542
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	3,175,000	3,073,638
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,175,000	2,031,593
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	7,310,000	6,292,648
Louisiana Public Facilities Authority Senior Lien Rev. (I-10 Calcasieu River Bridge Public-Private Partnership Project), 5.75%, 9/01/2064	8,090,000	8,996,171
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	955,000	987,524
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2044	790,000	772,695
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2049	985,000	941,899
		$54,190,457
Maine – 0.5%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$900,000	$ 901,338
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	450,000	451,064
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2028	395,000	417,555
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2029	395,000	421,304
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2030	395,000	422,896
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5.25%, 12/01/2032	995,000	1,094,850
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5.25%, 12/01/2033	965,000	1,068,771
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4%, 12/01/2034	1,105,000	1,114,126
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.125%, 12/01/2035	980,000	990,834
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.25%, 12/01/2036	970,000	984,703
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.625%, 12/01/2040	860,000	873,632
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.75%, 12/01/2041	860,000	885,633
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.75%, 12/01/2042	810,000	831,409
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.875%, 12/01/2043	560,000	578,129
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 4.875%, 12/01/2044	535,000	551,318
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2036	1,160,000	1,192,466
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2037	945,000	968,677
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2038	985,000	1,004,109
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2039	1,220,000	1,235,854
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2040	1,735,000	1,750,322
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	6,175,000	5,840,704
Maine Housing Authority Mortgage, “C”, 4%, 11/15/2050	1,645,000	1,661,967
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	60,000	59,893
Maine Housing Authority Mortgage, “E”, 5%, 11/15/2052	1,440,000	1,503,471
		$26,805,025
Maryland – 1.0%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,125,000	$ 1,131,518
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	380,000	386,154
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	790,000	798,503
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	2,875,000	2,899,893
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,635,000	1,640,180
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,070,000	1,072,000
20

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maryland – continued
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$1,235,000	$ 1,251,969
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2041	3,935,000	4,060,842
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	300,000	300,707
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	335,000	343,395
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	760,000	760,610
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	150,000	148,754
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	155,000	153,495
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	870,000	844,618
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	4,440,000	4,528,418
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	3,595,000	3,635,507
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “C”, 4%, 9/01/2044	230,000	229,759
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.125%, 7/01/2059	2,895,000	3,098,961
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	3,985,000	4,287,613
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	550,000	563,623
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	705,000	691,418
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	655,000	623,070
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	145,000	133,845
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	435,000	368,708
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,270,000	1,029,309
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	4,005,000	4,130,912
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,340,000	1,380,303
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,815,000	3,904,267
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	5,055,000	5,086,125
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	4,985,000	1,495,809
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	7,475,000	2,131,049
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	3,665,000	992,555
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	5,485,000	1,414,685
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	3,390,000	832,705
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	150,000	151,855
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	250,000	250,541
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	260,000	254,345
		$57,008,020
Massachusetts – 2.3%
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2043	$7,310,000	$ 7,651,704
Commonwealth of Massachusetts, “A”, AAC, 5.5%, 8/01/2030	3,935,000	4,527,887
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “2018 I-2”, 5%, 7/01/2053	6,820,000	6,975,468
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2031	890,000	972,511
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2032	905,000	986,977
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	2,820,000	2,870,939
Massachusetts Development Finance Agency Rev. (CareGroup), “J-1”, 5%, 7/01/2048	2,360,000	2,429,391
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	200,000	204,457
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,765,000	2,786,806
21

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	$625,000	$ 557,088
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	790,000	801,772
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,145,000	2,145,447
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “D”, 5%, 7/01/2054	17,000,000	18,442,328
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2044	485,000	508,975
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	365,000	365,298
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	110,000	113,099
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	1,205,000	1,219,643
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	2,330,000	2,345,333
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 5%, 7/01/2032	1,005,000	1,069,139
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	65,000	65,082
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	400,000	402,934
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,045,000	1,023,159
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	4,140,000	3,643,398
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,025,000	1,047,243
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2032	670,000	740,227
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2033	415,000	455,418
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,470,000	1,485,011
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	1,765,000	1,604,077
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,755,000	1,766,118
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	905,000	910,716
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	70,000	69,764
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	320,000	279,512
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	30,000	29,884
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2046	8,040,000	7,562,708
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3.75%, 7/01/2047	9,100,000	8,095,256
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,580,000	1,895,548
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	8,155,000	7,414,507
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “D”, 5%, 7/01/2054	5,805,000	5,936,291
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	3,080,000	3,264,486
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	3,870,000	4,090,418
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	6,275,000	6,606,811
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2035	395,000	420,532
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2036	790,000	838,661
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2037	1,130,000	1,197,281
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	4,785,000	4,074,334
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,015,000	2,458,776
University of Massachusetts Building Authority Rev., “2017-3”, 5%, 11/01/2036	7,000,000	7,424,575
		$131,776,989
Michigan – 1.5%
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	$4,520,000	$ 4,621,947
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	2,485,000	2,567,189
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	990,000	1,052,076
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,370,000	1,335,756
Michigan Finance Authority ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 4.375%, 2/28/2054	1,330,000	1,316,531
Michigan Finance Authority ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 5.5%, 2/28/2057	1,200,000	1,349,066
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	2,005,000	1,833,047
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	2,515,000	2,299,308
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	790,000	832,036
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	1,575,000	1,654,427
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	2,285,000	2,363,524
Michigan Housing Development Authority, Rental Housing Rev., “A”, 5.15%, 10/01/2058	11,055,000	11,611,260
Michigan State Housing Development Authority, Rental Housing Rev., “A”, 4.7%, 10/01/2054	6,635,000	6,788,002
22

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – continued
Michigan State Housing Development Authority, Rental Housing Rev., “A”, 4.75%, 10/01/2059	$15,980,000	$ 16,347,692
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	3,935,000	4,034,989
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	7,315,000	7,392,732
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.25%, 12/31/2038	2,300,000	2,319,836
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	790,000	790,714
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	480,000	480,725
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	370,000	370,335
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	805,000	805,416
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	5,590,000	5,667,008
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	2,755,000	3,025,716
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	790,000	860,818
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	870,000	942,168
		$82,662,318
Minnesota – 0.7%
Dakota County, MN, Community Development Agency Multi-Family Housing Rev. (Heart of the City Apartments Project), FNMA, 4.2%, 5/01/2043	$3,425,000	$ 3,425,525
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	840,000	811,634
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	1,330,000	1,232,349
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	555,000	477,623
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,195,000	2,189,455
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	2,010,000	2,063,571
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,585,000	2,517,422
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	1,585,000	1,622,694
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	240,000	249,082
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2025	190,000	191,081
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “B”, 5.25%, 1/01/2049	5,255,000	5,731,148
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	1,180,000	1,220,114
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	2,360,000	2,428,130
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	35,000	34,931
Minnesota Housing Finance Agency, Residential Housing, “A”, 4.25%, 7/01/2049 (u)	9,375,000	9,543,873
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,170,000	1,171,472
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	1,815,000	1,630,706
St Cloud, MN, Health Care Rev. (Centracare Health System), 5%, 5/01/2054 (w)	5,000,000	5,414,380
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	240,000	242,836
		$42,198,026
Mississippi – 0.6%
Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2048	$10,990,000	$ 10,730,851
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,935,000	2,205,879
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2025	275,000	277,507
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	770,000	789,900
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	390,000	391,572
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	3,150,000	3,262,006
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	585,000	590,017
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	1,500,000	1,508,861
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	600,000	605,192
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	595,000	594,698
23

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Mississippi – continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	$335,000	$ 331,114
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2035	945,000	1,016,521
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2039	670,000	708,752
University of Mississippi Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	8,350,000	8,058,946
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2053	3,980,000	4,559,680
		$35,631,496
Missouri – 1.3%
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058 (u)	$15,250,000	$ 16,650,307
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	8,055,000	8,315,994
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	4,465,000	4,606,039
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	160,000	159,575
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	275,000	269,947
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	945,000	927,563
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	300,000	291,065
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	380,000	356,724
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,405,000	1,218,441
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), 5.5%, 12/01/2048	3,995,000	4,542,101
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2030	3,935,000	4,244,105
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2031	2,490,000	2,677,605
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2044	1,810,000	1,805,944
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2049	3,935,000	3,843,884
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	3,580,000	3,409,732
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FNMA, 4.25%, 5/01/2049	1,905,000	1,927,439
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/2038	90,000	89,840
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “G”, GNMA, 5.5%, 5/01/2055 (w)	5,485,000	5,996,005
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	290,000	275,732
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	215,000	191,190
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,115,000	1,117,597
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	115,000	115,201
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	95,014
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	205,000	194,490
St. Louis, MO, Airport Rev. (Lambert International Airport), “B”, AGM, 5.25%, 7/01/2054	1,895,000	2,065,724
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	125,000	118,799
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	580,000	536,074
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	1,805,000	1,560,563
St. Louis, MO, Industrial Development Authority Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 5.75%, 6/15/2054	1,205,000	1,244,098
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2049	2,385,000	2,488,244
		$71,335,036
Montana – 0.0%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	$80,000	$ 79,807
24

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Nebraska – 0.0%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$670,000	$ 733,411
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	55,000	54,942
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	1,675,000	1,683,183
		$2,471,536
Nevada – 0.3%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2037	$710,000	$ 729,120
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2039	1,555,000	1,585,859
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	140,000	140,930
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	500,000	504,302
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,005,000	1,010,951
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	600,000	601,996
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	2,835,000	2,836,432
Nevada Housing Division, Single Family Mortgage Rev., “A”, GNMA, 3%, 4/01/2051	1,715,000	1,691,869
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	365,000	356,296
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	450,000	439,978
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2049	2,195,000	2,386,090
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2054	1,785,000	1,924,983
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,420,000	1,441,163
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,945,000	1,973,987
		$17,623,956
New Hampshire – 2.5%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$27,905,000	$ 29,349,050
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	16,680,000	16,841,573
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	1,680,000	1,724,691
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street, LLC), “B”, 8.33%, 5/15/2034	1,200,000	1,250,191
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,520,000	2,761,968
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,130,000	1,142,310
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	13,890,000	14,090,420
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	9,345,292	9,609,082
National Finance Authority, NH, Municipal Certificates, “2-A”, 3.875%, 1/20/2038	7,567,766	7,454,846
National Finance Authority, NH, Municipal Certificates, “3-A”, 4.163%, 10/20/2041	6,028,768	6,008,135
National Finance Authority, NH, Municipal Certificates, “A”, 4.125%, 1/20/2034	6,507,063	6,605,498
National Finance Authority, NH, Municipal Certificates, “A-2”, 4%, 10/20/2036	6,482,173	6,486,513
National Finance Authority, NH, Municipal Certificates, “X-2”, 0.674%, 10/20/2036 (i)	29,180,000	1,361,953
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	4,570,845	4,596,099
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	2,290,000	1,978,263
National Finance Authority, NH, Resource Recovery Refunding Rev., “B”, 4.625%, 11/01/2042 (n)	1,855,000	1,791,956
National Finance Authority, NH, Rev. (Presbyterian Senior Living Project), “A”, 5.25%, 7/01/2048	1,175,000	1,258,493
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	915,000	938,018
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	840,000	788,951
National Finance Authority, NH, Special Rev. (Caldwell Ranch Project, Branch and Fort Bend Counties, TX), 4.875%, 12/01/2033	5,439,000	5,454,025
National Finance Authority, NH, Special Rev. (Tamarron Project, Fort Bend County, TX), 5.25%, 12/01/2035	7,415,000	7,425,292
25

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 4%, 7/01/2037	$12,920,000	$ 11,953,377
		$140,870,704
New Jersey – 3.2%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$3,875,000	$ 4,058,320
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	1,315,000	1,367,481
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	225,000	247,959
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	620,000	677,527
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	570,000	618,932
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	1,880,000	2,030,621
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	370,000	370,569
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	370,000	370,386
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,115,000	1,116,464
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	345,000	345,332
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	865,000	865,613
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,235,000	1,235,816
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	2,250,000	2,409,168
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 3.125%, 7/01/2031	16,900,000	16,774,496
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,465,000	2,467,845
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	3,185,000	3,206,265
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	2,665,000	2,757,775
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,550,000	1,483,507
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2031	590,000	669,865
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,655,000	1,762,619
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	1,670,000	1,754,632
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	1,920,000	1,834,561
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	10,965,000	11,017,142
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2028	315,000	335,376
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2029	435,000	467,152
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,145,000	1,219,065
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2029	1,115,000	1,197,413
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	3,830,000	3,740,192
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	1,565,000	1,425,159
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	700,000	536,623
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “B”, 4%, 12/01/2044	12,920,000	12,602,076
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “B”, 4.25%, 12/01/2045	12,265,000	12,520,816
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5%, 12/01/2053	1,475,000	1,503,715
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5.25%, 12/01/2054	1,005,000	1,038,895
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “E”, 3.5%, 4/01/2051	6,595,000	6,588,073
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “H”, 3%, 10/01/2052	6,690,000	6,581,298
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2032	2,360,000	2,494,287
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2033	2,360,000	2,490,195
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2034	2,360,000	2,487,338
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	840,000	931,070
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2038	1,200,000	1,312,999
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2040	840,000	912,353
26

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
New Jersey Transportation Trust Fund Authority, “AA”, 4.25%, 6/15/2044	$955,000	$ 976,595
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	2,225,000	2,233,423
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	2,775,000	2,926,000
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	2,405,000	2,706,998
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “A”, 0%, 12/15/2037	19,665,000	12,194,139
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	2,930,000	1,979,266
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	7,645,000	4,947,867
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	2,690,000	2,780,174
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 4.25%, 6/15/2040	3,975,000	4,116,639
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	9,535,000	8,400,141
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	2,635,000	2,014,054
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	5,430,000	4,939,403
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2031	3,935,000	3,102,177
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2024	590,000	590,000
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2031	1,015,000	1,107,072
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2033	575,000	624,709
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5.25%, 11/01/2052	2,760,000	3,021,199
		$178,486,846
New Mexico – 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	$490,000	$ 494,121
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	1,060,000	1,068,196
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	5,105,000	5,446,630
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), 5%, 5/15/2042	115,000	115,040
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	460,000	480,624
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	165,000	170,122
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	170,000	172,779
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	445,000	448,039
		$8,395,551
New York – 7.1%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	$790,000	$ 810,318
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,420,000	1,332,658
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,180,000	1,093,467
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	985,000	999,044
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,065,000	1,074,696
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	14,515,000	14,571,337
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	290,000	295,305
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,170,000	2,196,401
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,615,000	1,700,501
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,025,000	2,125,433
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	380,000	359,259
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	4,380,000	4,293,414
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	99,656
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	200,000	197,579
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2036	880,000	956,706
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2040	995,000	1,066,161
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 4%, 3/15/2048	840,000	828,778
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5.25%, 3/15/2052	4,785,000	5,357,826
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 4%, 3/15/2042	14,455,000	14,627,877
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	580,000	572,587
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	925,000	893,001
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	22,780,000	22,794,101
27

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	$2,510,000	$ 2,512,956
New York Power Authority, Green Transmission Project Rev., “A”, AGM, 4%, 11/15/2047	1,565,000	1,567,992
New York State Thruway Authority, Personal Income Tax Rev., “A”, 4%, 3/15/2043	10,645,000	10,775,489
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	7,000,000	6,368,949
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	1,740,000	1,535,645
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	2,620,000	2,809,504
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	6,400,000	6,632,185
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	1,835,000	1,898,915
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	4,395,000	4,639,642
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,035,000	1,035,069
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	4,360,000	4,737,800
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	5,050,000	5,238,661
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	20,015,000	21,870,919
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5%, 6/30/2054	5,780,000	6,043,896
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	29,265,000	30,567,310
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	12,820,000	13,684,290
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2046	10,000,000	10,000,082
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	40,000	42,365
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	170,000	169,469
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	400,000	396,422
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), “C”, 4%, 3/15/2049	8,025,000	7,944,610
New York Urban Development Corp., State Personal Income Tax Rev., “A”, 4%, 3/15/2039	4,720,000	4,825,468
New York, NY, General Obligation, “B-1”, 5%, 12/01/2041	2,755,000	2,846,505
New York, NY, Housing Development Corp., Housing Impact (Sustainable Development Bonds), “A”, 4.8%, 2/01/2053	6,270,000	6,393,110
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	4,585,308	4,571,429
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	22,686,278	22,617,591
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, 4.75%, 11/01/2048	1,645,000	1,674,994
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, 4.85%, 11/01/2053	835,000	855,662
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “A-1”, 4.85%, 11/01/2053	2,625,000	2,689,954
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “A-1”, 4.95%, 11/01/2058	2,500,000	2,570,244
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,375,000	1,375,590
New York, NY, Industrial Development Agency, PILOT Refunding Rev. (Yankee Stadium Project), “A”, AGM, 3%, 3/01/2040	3,155,000	2,838,577
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2046	5,505,000	5,644,193
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2048	4,055,000	4,212,863
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “A”, 4%, 11/01/2034	790,000	832,893
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C”, 4%, 2/01/2041	6,035,000	6,181,634
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C-1”, 4%, 5/01/2045	7,865,000	7,882,979
28

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “F”, 4%, 2/01/2051	$15,000,000	$ 14,865,306
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “F-1”, 5.25%, 2/01/2053	3,500,000	3,887,832
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2036	1,575,000	1,648,565
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2039	2,755,000	2,841,914
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	2,260,000	2,024,843
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	1,215,000	1,177,161
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,125,000	1,108,093
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	2,810,000	2,726,250
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	9,010,000	8,629,191
Port Authority of NY & NJ (223rd Series), 4%, 7/15/2038	2,210,000	2,256,217
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	2,360,000	2,559,225
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	1,750,000	1,889,576
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5.25%, 7/01/2052	555,000	616,911
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,315,000	1,038,629
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	1,915,000	1,496,720
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	1,475,000	1,145,882
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	1,825,000	1,413,971
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	3,370,000	2,603,727
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	2,970,000	2,292,402
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	2,660,000	2,052,414
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	3,550,000	2,739,355
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,160,000	895,450
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	2,135,000	2,180,016
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “C-3”, 4%, 5/15/2051	8,500,000	8,473,459
Triborough Bridge & Tunnel Authority Rev., NY, Sales Tax Rev. (MTA Bridges and Tunnels), “A-1”, 5.25%, 5/15/2064	20,000,000	22,153,094
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2047	1,205,000	1,301,331
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2048	1,465,000	1,674,347
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2049	1,675,000	1,910,854
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	590,000	632,952
		$396,967,648
North Carolina – 1.6%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	$735,000	$ 796,646
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 4%, 5/01/2032	790,000	813,968
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	1,720,000	1,760,050
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	770,000	778,364
North Carolina Housing Finance Agency, Home Ownership Rev., “46-A”, GNMA, 3%, 7/01/2051	8,115,000	8,005,633
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055 (w)	3,015,000	3,399,817
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2029	220,000	220,281
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	1,070,000	1,052,119
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	370,000	349,007
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	6,585,000	5,745,492
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	465,000	457,229
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	175,000	163,663
29

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	$70,000	$ 70,315
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	205,000	205,160
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	225,000	225,140
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	720,000	762,260
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	690,000	721,168
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	690,000	714,863
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,370,000	1,165,080
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2044	570,000	603,361
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2049	150,000	156,824
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	480,000	488,981
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	940,000	954,687
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	1,920,000	1,947,388
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,650,000	1,671,766
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,260,000	1,312,570
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	9,165,000	9,821,694
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	28,850,000	31,115,403
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2050	9,265,000	2,854,192
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2051	9,000,000	2,623,725
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2053	4,500,000	1,175,023
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2030	985,000	1,073,391
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2032	790,000	854,491
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2033	790,000	852,957
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	1,190,000	1,217,550
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2031	985,000	987,325
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2033	1,085,000	1,086,125
		$88,203,708
North Dakota – 0.3%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2048	$535,000	$ 566,057
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	1,315,000	1,380,276
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	3,280,000	3,312,969
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “F”, 5%, 1/01/2053	2,270,000	2,371,517
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), “A”, AGM, 4%, 4/01/2039	1,845,000	1,865,315
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	3,065,000	3,138,205
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	2,850,000	2,894,366
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	160,000	158,614
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	1,170,000	1,141,860
		$16,829,179
Ohio – 3.1%
Brunswick, OH, School District, Classroom Facilities and School Improvement, Unlimited Tax General Obligation, BAM, 5.25%, 12/01/2053	$4,585,000	$ 4,964,377
Brunswick, OH, School District, Classroom Facilities and School Improvement, Unlimited Tax General Obligation, BAM, 5.5%, 12/01/2060	8,490,000	9,300,292
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	11,550,000	10,778,379
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	29,140,000	27,406,759
30

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	$39,410,000	$ 3,750,007
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Cobblestone Manor Project), 4.625%, 8/01/2042	580,000	595,027
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2052	1,575,000	1,593,209
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	3,200,000	3,210,068
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.25%, 2/15/2047	2,730,000	2,786,140
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2057	8,850,000	9,036,493
Cuyahoga County, OH, Metropolitan Housing Authority, General Rev. (2045 Initiative Project), 2%, 12/01/2031	2,305,000	1,983,388
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	665,000	570,073
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	380,000	338,748
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	3,260,000	3,164,822
Greene County, OH, Port Authority Economic Development Faciliites Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2059	2,250,000	2,343,748
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.25%, 1/01/2038	250,000	265,900
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.5%, 1/01/2043	755,000	803,714
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	1,420,000	1,511,687
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	7,745,000	7,909,320
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	2,470,000	2,421,930
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	1,555,000	1,415,206
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2034	790,000	827,859
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	1,775,000	1,742,273
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	850,000	789,623
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2035	115,000	115,860
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2045	85,000	79,923
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “B”, 3.7%, 7/01/2028	3,500,000	3,514,645
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Co. Project), “C”, 3.7%, 4/01/2028	3,000,000	3,012,081
Ohio Air Quality Development Authority Refunding Rev. (American Electric Power Company Project), “C”, 3.7%, 12/01/2027	5,275,000	5,292,903
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,615,000	2,662,002
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,105,000	3,159,451
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “B”, 2.6%, 6/01/2041 (Put Date 10/01/2029)	3,630,000	3,439,511
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, VRDN, 2.1%, 12/01/2027 (Put Date 10/01/2024)	6,610,000	6,610,000
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, VRDN, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,090,000	3,090,000
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	4,030,000	4,028,919
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,135,000	1,198,971
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	1,850,000	1,942,394
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	2,360,000	2,410,354
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	2,295,000	2,328,802
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.8%, 9/01/2048	8,650,000	8,876,836
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	4,140,000	4,267,731
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	500,000	485,576
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	490,000	468,345
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	465,000	440,490
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	6,090,000	6,147,737
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2048	400,000	443,973
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2058	270,000	295,881
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2063	450,000	493,135
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	575,000	617,104
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2049	2,000,000	2,105,729
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2052	2,000,000	2,096,095
Yellow Springs, OH, Exempted Villages School District, Certificates of Participation, BAM, 5.25%, 12/01/2049	740,000	798,128
31

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Yellow Springs, OH, Exempted Villages School District, Certificates of Participation, BAM, 5.25%, 12/01/2053	$2,850,000	$ 3,060,421
		$172,992,039
Oklahoma – 0.7%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$3,120,000	$ 2,661,760
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	2,715,000	2,674,909
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,180,000	1,181,011
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,920,000	4,117,713
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,960,000	4,118,594
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	895,000	923,589
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	315,000	325,472
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	900,000	923,676
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	9,390,000	9,689,540
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	6,087,000	5,909,487
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	825,000	842,427
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “C”, GNMA, 6%, 3/01/2056	6,035,000	6,818,195
		$40,186,373
Oregon – 1.0%
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	$3,015,000	$ 2,882,531
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,370,000	2,080,956
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	1,750,000	1,385,661
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	380,000	347,104
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	14,015,000	14,937,153
Oregon Facilities Authority Rev. (Legacy Health Project), “A”, 5%, 6/01/2046	7,945,000	8,015,524
Oregon Health & Sciences University Rev., “B”, 5%, 7/01/2034	5,900,000	6,094,287
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Redmond Landing Apartments Project), “K-1”, FNMA, 4.33%, 11/01/2043	2,428,000	2,458,692
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,055,000	1,076,241
Port of Portland, OR, International Airport Rev., “A”, 5.25%, 7/01/2054 (u)	10,965,000	11,943,626
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	575,000	559,917
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	690,000	616,753
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	1,360,000	1,215,629
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	580,000	506,798
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	3,325,000	2,861,125
		$56,981,997
Pennsylvania – 6.4%
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2048	$3,185,000	$ 3,522,707
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2053	5,175,000	5,682,318
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	5,185,000	4,981,376
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2035	905,000	918,585
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2036	870,000	880,521
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/15/2038 (n)	160,000	170,183
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.75%, 6/15/2043 (n)	330,000	348,874
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	575,000	606,917
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	135,000	138,582
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	330,000	333,248
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	800,000	812,102
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	1,260,000	1,275,389
32

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027 (n)	$880,000	$ 909,836
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	395,000	404,715
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	850,000	868,534
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	395,000	403,095
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	395,000	403,750
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	1,970,000	1,995,558
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	1,795,000	1,833,277
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	675,000	687,916
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	2,300,000	2,499,167
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	17,223,000	17,050,789
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 6%, 6/30/2034	120,000	130,391
Berks County, PA, Municipal Authority Rev., Convertible Capital Appreciation (Tower Health Project), “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	8,606,000	5,486,834
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	3,120,000	3,189,745
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “B-1”, 8%, 6/30/2034	159,000	158,998
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	810,000	767,470
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	7,225,000	6,725,631
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., “A”, AGM, 5.25%, 12/01/2047	1,710,000	1,897,271
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	1,555,000	1,014,930
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	880,000	895,248
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	420,000	423,056
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	510,000	512,200
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	245,000	245,371
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	840,000	841,272
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	615,000	614,695
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	25,000	25,099
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	115,000	115,457
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	140,000	140,184
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	3,355,000	3,218,389
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	400,000	369,511
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2031	395,000	411,635
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2032	395,000	409,820
Delaware County, PA, Interboro School District General Obligation, AGM, 5.5%, 8/15/2063	800,000	896,307
Delaware County, PA, Upper Darby School District, General Obligation, “A”, BAM, 4%, 4/01/2046	475,000	475,466
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 4.314% ((67% of SOFR - 3mo. + 0.26161%) + 0.75%), 6/01/2037	5,755,000	5,390,772
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	1,050,000	1,150,617
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045 (Prerefunded 7/01/2029)	45,000	47,635
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	420,000	400,408
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	50,000	55,143
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	415,000	426,921
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2044	350,000	374,687
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “B”, 5%, 5/01/2054	400,000	417,559
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “B”, 5%, 5/01/2059	280,000	290,961
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5.25%, 2/01/2049	1,635,000	1,748,436
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5.25%, 2/01/2054	600,000	637,330
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	7,900,000	7,433,116
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	9,515,000	5,796,585
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	545,000	546,932
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	215,000	224,657
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	765,000	795,489
33

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	$565,000	$ 585,740
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	585,000	604,639
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,015,000	1,990,600
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,550,000	1,496,258
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,480,000	1,394,189
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,815,000	1,709,766
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2047	1,750,000	1,664,148
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,415,000	1,939,208
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	2,980,000	2,795,881
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “A”, 5.25%, 11/15/2053	1,500,000	1,569,176
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,090,000	1,137,072
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5%, 1/01/2030	790,000	790,557
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	7,060,000	6,834,900
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	2,615,000	2,627,198
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2050	5,000,000	4,829,803
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's University Health Network Project), “A-1”, AGM, 5.25%, 8/15/2053	13,560,000	15,289,814
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	355,000	366,120
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	475,000	488,752
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,035,000	1,028,890
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	630,000	615,125
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	1,180,000	1,261,805
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2042	1,755,000	1,877,858
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5.25%, 7/01/2046	940,000	1,010,187
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	10,825,000	11,004,202
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,190,000	805,231
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,255,000	812,283
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,215,000	750,804
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,245,000	735,223
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,365,000	760,813
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,315,000	695,358
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,265,000	634,671
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,215,000	578,677
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,160,000	524,112
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2046	2,750,000	1,107,789
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2047	2,865,000	1,097,467
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	5,775,000	1,150,990
34

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	$11,855,000	$ 12,534,945
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	13,590,000	14,294,860
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4.125%, 12/31/2038	1,330,000	1,326,973
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	875,000	876,060
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2027	600,000	603,583
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2028	630,000	634,550
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	3,925,000	3,960,254
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2048	3,250,000	3,170,188
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	4,265,000	4,021,642
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	5,559,000	5,460,503
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	3,477,000	3,545,739
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	200,000	212,964
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,080,000	935,155
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	695,000	711,650
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4%, 6/01/2044	8,600,000	8,437,918
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	200,000	211,784
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Cambridge Square), “A”, 5.55%, 11/01/2042	2,547,875	2,879,702
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	2,745,000	2,751,615
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2030	1,905,000	2,029,126
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2030	1,105,000	1,179,534
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	11,210,000	12,057,290
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2031	720,000	757,816
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2032	475,000	496,869
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2033	505,000	524,174
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2034	510,000	529,482
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2030	1,575,000	1,638,585
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	6,150,000	6,382,553
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	17,170,000	17,811,950
Philadelphia, PA, Airport Refunding Rev., “B”, AGM, 5%, 7/01/2042	8,790,000	8,972,155
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	4,200,000	4,356,824
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2042	3,920,000	4,012,491
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	335,000	340,489
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	380,000	386,121
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	180,000	183,111
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	250,000	256,409
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	815,000	831,654
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,205,000	1,215,661
35

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	$845,000	$ 864,446
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	8,505,000	8,667,869
Philadelphia, PA, Authority for Industrial Development University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	7,085,000	7,819,639
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	1,590,000	1,631,041
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	6,530,000	6,511,374
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	350,000	345,128
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	400,000	395,407
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	670,000	677,764
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	1,530,000	1,534,088
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	1,330,000	1,298,162
Philadelphia, PA, Gas Works Rev., “14”, AGM, 5%, 10/01/2033	2,290,000	2,375,215
Philadelphia, PA, School District General Obligation, “B”, 5%, 9/01/2043	915,000	947,681
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	205,000	209,921
Philadelphia, PA, School District General Obligation, Taxable, “A”, 5.5%, 9/01/2048	10,745,000	12,176,553
Pittsburgh, PA, Water & Sewer System Authority Rev., “A”, AGM, 4.25%, 9/01/2053	2,910,000	2,916,734
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,320,000	2,291,344
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	3,440,000	3,372,761
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	65,000	65,443
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,190,000	1,174,823
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	350,000	351,724
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	345,000	346,246
		$362,500,715
Puerto Rico – 2.0%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	$1,584,778	$ 1,711,221
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	2,704,937	3,007,718
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	1,459,691	1,460,938
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	2,865,019	2,858,760
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	1,126,601	1,117,925
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	1,531,429	1,479,551
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	1,592,259	1,501,992
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	1,878,095	1,274,732
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025	11,815,000	11,894,072
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	335,000	180,063
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	3,140,000	1,687,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	5,075,000	2,727,812
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2025	170,000	170,027
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	7,990,000	4,294,625
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	1,210,000	650,375
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	670,000	360,125
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	320,000	172,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	3,005,000	1,615,187
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	1,405,000	1,383,727
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	380,000	379,613
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	375,000	367,153
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	1,540,000	827,750
36

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	$1,345,000	$ 722,938
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	275,000	147,813
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	4,105,000	2,206,437
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	30,000	30,020
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,090,000	1,070,672
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	225,000	224,250
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	940,000	932,319
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	3,755,000	3,708,957
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	2,455,000	2,423,260
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	370,000	367,340
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	285,000	153,188
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	645,000	346,688
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	1,930,000	1,037,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	2,150,000	1,155,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	755,000	405,813
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	2,320,000	1,247,000
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	1,875,000	1,007,813
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	1,435,000	1,474,367
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	1,770,000	1,770,770
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	70,000	70,490
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	311,000	311,575
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	104,000	102,912
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	766,000	769,968
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	1,988,000	1,993,170
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	24,407,000	24,648,026
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	5,124,000	5,113,355
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	1,435,000	1,438,144
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	11,027,000	8,504,457
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	10,791,000	7,635,012
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	6,188,000	2,088,634
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	280,000	280,341
		$114,511,845
Rhode Island – 0.6%
Providence, RI, Public Buildings Authority Rev. (Capital Improvement Program Projects), “A”, AGM, 5.25%, 9/15/2043	$555,000	$ 619,913
Providence, RI, Public Buildings Authority Rev. (Capital Improvement Program Projects), “A”, AGM, 5.25%, 9/15/2044	1,000,000	1,113,891
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2037	525,000	545,265
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2038	555,000	575,573
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2039	675,000	695,159
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2040	710,000	727,456
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity, “ 84-A”, GNMA, 5%, 4/01/2044 (w)	700,000	751,341
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity, “ 84-A”, GNMA, 5%, 4/01/2049 (w)	235,000	249,751
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	690,000	738,239
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	555,000	599,844
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	515,000	555,493
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,630,000	1,411,429
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	7,175,000	7,106,578
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2043	7,740,000	7,649,076
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	4,315,000	4,260,460
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	910,000	883,050
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	3,540,000	3,410,541
		$31,893,059
37

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – 2.3%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2049 (w)	$1,910,000	$ 2,085,561
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2054 (w)	3,835,000	4,173,445
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	515,000	549,568
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	3,055,000	3,126,197
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “A-1”, 5.25%, 10/01/2054 (Put Date 8/01/2031)	3,995,000	4,337,783
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	13,450,000	14,789,184
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 5%, 1/01/2052	11,030,000	11,618,689
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 6%, 1/01/2055	14,305,000	16,158,068
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	380,000	337,566
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	420,000	329,523
South Carolina Jobs & Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2054	3,190,000	3,600,774
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	4,840,000	4,828,431
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	6,630,000	6,718,851
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	5,260,000	5,368,737
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	2,060,000	2,065,176
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	790,000	791,433
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	955,000	955,843
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	2,420,000	2,458,315
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2035	2,680,000	2,719,101
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2037	4,165,000	4,201,598
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2039	4,120,000	4,121,163
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	6,295,000	6,530,638
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.5%, 12/01/2054	5,000,000	5,627,626
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5.25%, 12/01/2054	1,425,000	1,565,580
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.641%, 12/01/2026	6,285,000	6,004,971
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.771%, 12/01/2027	2,910,000	2,741,460
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.923%, 12/01/2028	2,165,000	2,014,913
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.993%, 12/01/2029	1,420,000	1,301,705
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.043%, 12/01/2030	455,000	410,023
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.593%, 12/01/2039	1,195,000	1,187,667
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	3,635,000	3,745,516
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	1,070,000	1,044,421
		$127,509,526
South Dakota – 0.2%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 1.245%, 6/01/2025	$2,755,000	$ 2,700,946
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 1.495%, 6/01/2026	1,970,000	1,888,116
South Dakota Housing Development Authority, Homeownership Mortgage, “B”, 4.5%, 11/01/2048 (u)	3,985,000	4,038,197
		$8,627,259
Tennessee – 2.8%
Chattanooga, TN, Health Educational & Housing Facilities Board Health System Rev. (Erlanger Health), 5.25%, 12/01/2054	$16,455,000	$ 18,001,806
Cleveland, TN, Health & Educational Facilities Board of Multi-Family Housing Rev. (Horizon Square Apartments Project), FNMA, 4.2%, 5/01/2040	2,671,000	2,666,685
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	5,505,000	5,618,377
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	625,000	643,617
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,210,000	2,247,375
38

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	$4,525,000	$ 4,775,598
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	7,445,000	7,516,415
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.25%, 7/01/2049	580,000	628,512
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2054	680,000	749,594
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	630,000	689,144
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5%, 7/01/2064	1,625,000	1,694,407
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5%, 7/01/2044	1,470,000	1,591,353
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 4.5%, 7/01/2046	1,100,000	1,123,338
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5%, 7/01/2049	1,200,000	1,278,503
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5.125%, 7/01/2054	1,000,000	1,066,667
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5.125%, 7/01/2059	1,560,000	1,649,949
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5.25%, 7/01/2064	2,115,000	2,251,280
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “C”, BAM, 5.125%, 7/01/2064	275,000	289,219
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2034	2,910,000	3,141,101
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2035	3,055,000	3,288,342
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2036	3,205,000	3,436,419
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2037	3,370,000	3,603,833
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2038	3,535,000	3,766,039
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2039	3,710,000	3,947,602
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2040	1,540,000	1,631,409
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Senior Rev., “A”, AGM, 5.25%, 7/01/2053	1,200,000	1,317,971
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Senior Rev., “A”, AGM, 5.25%, 7/01/2056	2,995,000	3,277,115
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Subordinate Rev., “B”, AGM, 5.25%, 7/01/2053	4,795,000	5,258,607
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Subordinate Rev., “B”, AGM, 5.25%, 7/01/2056	5,565,000	6,089,196
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,340,000	1,428,731
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2052	5,055,000	5,549,955
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2054	7,865,000	8,187,890
Nashville and Davidson County, TN, Health & Education Facilities, Board of Metropolitan Government, Multi-Family Tax-Exempt Mortgage-Backed (Ben Allen Ridge Apartments Project), “A”, 4.75%, 2/01/2048	8,995,306	9,223,689
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	445,000	335,004
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	630,000	453,282
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	570,000	339,126
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	475,000	268,387
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	19,225,000	20,971,168
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	2,210,000	2,276,289
39

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – continued
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2028	$1,580,000	$ 1,696,590
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2029	850,000	922,501
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2029	1,480,000	1,619,529
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2030	1,720,000	1,872,492
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2030	1,745,000	1,907,952
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2031	825,000	910,841
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2031	1,855,000	2,057,759
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	685,000	681,416
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	745,000	748,858
Tennessee Housing Development Agency, Residential Finance Program Rev., “2-C”, 4%, 1/01/2045	75,000	74,937
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	850,000	859,025
		$155,624,894
Texas – 8.0%
Anna, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4.125%, 2/15/2053	$795,000	$ 792,464
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	725,000	725,266
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 4.875%, 6/15/2059	415,000	415,948
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Texas Charter Schools, Inc.), 4.75%, 6/15/2049	915,000	916,522
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Texas Charter Schools, Inc.), 4.875%, 6/15/2054	1,050,000	1,053,720
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, Texas PSF, 4%, 8/15/2048	1,400,000	1,360,714
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, Texas PSF, 4%, 8/15/2053	1,000,000	949,126
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, Texas PSF, 4.125%, 8/15/2058	1,500,000	1,434,901
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	4,400,000	4,697,037
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.125%, 8/15/2042	2,915,000	2,967,545
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.375%, 8/15/2052	3,130,000	3,185,032
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	4,015,000	4,183,486
Austin, TX, Affordable PFC, Inc., Multi-Family Housing Rev. (Village at Collinwood Apartments), “A”, FNMA, 4.45%, 3/01/2043	1,725,000	1,772,060
Austin, TX, Airport System Rev., 5%, 11/15/2052	1,315,000	1,389,836
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	845,000	861,560
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	565,000	576,834
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	830,000	844,551
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	160,000	160,217
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	390,000	390,922
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	250,000	252,126
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	365,000	367,566
Belton, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 2/15/2052	2,250,000	2,204,959
Bexar County, TX, Southwest Independent School District, Texas PSF, 4%, 2/01/2053	15,000,000	14,642,373
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	30,000	29,671
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	710,000	603,913
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	13,745,000	14,560,979
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	6,540,000	6,458,975
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	65,000	64,585
Brock, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 8/15/2048	7,975,000	7,869,809
Chambers County, TX, Public Facilities Corp. Lease Rev. (Justice Center Project), 5.5%, 6/01/2055	11,980,000	13,229,361
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 4.25%, 8/15/2052	2,500,000	2,510,142
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	1,765,000	1,771,309
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	450,000	391,167
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,165,000	975,375
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	355,000	297,379
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	535,000	442,941
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	265,000	254,819
Crowley, TX, Independent School District (Tarrant and Johnson Counties), Texas PSF, 4.25%, 2/01/2053	8,960,000	8,982,347
Cypress-Fairbanks, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2048	2,100,000	2,085,882
40

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Dallas, TX, Housing Finance Corp. Multi-Family Housing Rev. (West Virgina Apartments), FNMA, 4.35%, 10/01/2041	$3,065,000	$ 3,116,268
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	6,190,000	6,220,424
Denton County, TX, Lakes Fresh Water Supply District, BAM, 4%, 9/01/2048	5,385,000	5,200,014
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.5%, 8/15/2043	1,000,000	1,007,939
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2047	1,450,000	1,435,824
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2050	2,400,000	2,334,621
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2025	340,000	343,002
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	515,000	526,717
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	790,000	817,473
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	850,000	888,641
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	555,000	585,097
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	630,000	666,752
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	870,000	914,569
El Paso, TX, Residential Development Rev. (EL Paso Royal Apartments Project), 4.25%, 10/01/2039	1,350,000	1,345,759
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2032	180,000	188,735
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2033	205,000	214,147
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2034	320,000	332,329
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2035	410,000	423,793
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2036	270,000	277,426
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2038	465,000	474,302
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2048	7,905,000	7,750,770
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2053	5,535,000	5,354,229
Fredericksburg, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2052	4,005,000	3,924,827
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.375%, 9/01/2039	1,280,000	1,306,435
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2042	1,110,000	1,129,454
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2045	1,260,000	1,278,642
Galveston County, TX, Municipal Utility District No. 56, AGM, 4.5%, 6/01/2047	1,600,000	1,613,583
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2038	230,000	252,877
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2039	500,000	548,414
Galveston, TX, Wharves and Terminal, First Lien Rev., 6%, 8/01/2043	325,000	372,322
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.25%, 8/01/2036	715,000	788,102
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.25%, 8/01/2037	225,000	247,604
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.25%, 8/01/2038	1,250,000	1,374,715
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.5%, 8/01/2040	525,000	587,482
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.5%, 8/01/2042	525,000	586,047
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5.5%, 8/01/2044	400,000	444,042
Gray and Roberts Counties, TX, Pampa Independent School District, Unlimited Tax School Building, Texas PSF, 4.125%, 8/15/2058	2,420,000	2,422,172
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev., “A”, BAM, 4%, 2/15/2030	925,000	960,003
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	7,825,000	7,624,625
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2046	1,615,000	1,547,668
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2048	1,755,000	1,651,599
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2050	1,915,000	1,772,845
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	180,000	180,190
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	430,000	430,437
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	710,000	329,267
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	3,350,000	1,193,929
Houston, TX, Airport System Refunding Rev., Subordinate Lien, “A”, AGM, 5.25%, 7/01/2053	6,970,000	7,555,421
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,044
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	525,000	537,704
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	2,175,000	2,189,732
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	715,000	732,577
41

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	$190,000	$ 167,939
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	630,000	533,033
Hunt County, TX, City of Greenville Electric System Rev., 5.25%, 2/15/2049 (u)	9,050,000	9,886,311
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,235,000	1,243,626
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	190,000	194,629
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	345,000	348,918
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,960,000	2,002,714
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,370,000	1,399,856
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	2,580,000	2,617,891
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	1,810,000	1,836,583
Lower Colorado River Authority, TX, Transmission Contract Rev. (LCRA Transmission Services Corp. Project), AGM, 5.25%, 5/15/2054	9,970,000	10,985,661
Mesquite, TX, Housing Finance Corp., Multi-Family Tax-Exempt (Wooded Lake), “A”, FNMA, 4.53%, 2/01/2044	3,860,195	3,958,039
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2045	1,035,000	1,023,770
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2047	1,145,000	1,113,031
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,400,000	1,422,299
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	420,000	386,590
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	570,000	490,158
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	900,000	711,263
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,475,000	1,090,045
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,155,000	2,252,969
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,727,063
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, Texas PSF, 4%, 6/15/2052	1,375,000	1,341,961
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2051	2,645,000	2,093,417
Pflugerville, TX, Combination Tax & Limited Rev., 4%, 8/01/2049	3,185,000	3,090,284
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2039	240,000	243,131
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2040	280,000	282,599
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2041	280,000	281,648
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	14,750,000	13,249,218
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	2,515,000	2,354,795
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,540,000	1,128,109
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	1,980,000	1,736,976
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 10%, 7/01/2026	1,820,000	1,877,329
San Antonio, TX, Electric & Gas Systems Refunding Rev., “D”, 5.25%, 2/01/2054 (u)	7,020,000	7,844,850
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	2,035,000	2,090,412
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Bonds (Sageland Flats Apartments, “A”, FNMA, 4.55%, 3/01/2043	3,695,000	3,794,595
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Tax-Exempt (Residences at Pearsall Park), “A”, FNMA, 4.43%, 4/01/2043	2,312,000	2,369,259
San Antonio, TX, Water System Junior Lien Rev., “A”, 5.25%, 5/15/2052	15,000,000	16,611,272
Shallowater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 5.25%, 2/15/2048	1,500,000	1,656,829
Shallowater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 5.25%, 2/15/2053	2,800,000	3,059,202
Sweetwater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	5,000,000	4,872,188
Tarrant County, TX, Cultural Education Facilities Finance Corp. Refunding Rev. (Trinity Terrace Project), 5%, 10/01/2044	1,375,000	1,494,260
42

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	$9,115,000	$ 8,690,511
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “D”, 5%, 11/15/2051	6,025,000	6,440,841
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	915,000	920,240
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,075,000	1,078,016
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	7,357,772	4,635,396
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), 5%, 10/01/2049	160,000	171,147
Tarrant County, TX, Hospital District, 4.25%, 8/15/2053	4,340,000	4,343,221
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2033	160,000	167,285
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2034	200,000	208,058
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2037	160,000	164,496
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2038	135,000	138,000
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2041	160,000	161,272
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	4,980,000	5,025,904
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	2,010,000	2,018,426
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	6,490,000	6,601,892
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 3.5%, 7/01/2052	5,550,000	5,511,144
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	1,515,000	1,535,462
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 5.5%, 9/01/2052	4,495,000	4,846,525
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 5.125%, 9/01/2048	2,000,000	2,100,951
Texas Highway 380 Municipal Management District No. 1, Unlimited Tax Road, AGM, 4%, 5/01/2048	6,740,000	6,492,428
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	3,030,000	3,292,900
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	29,755,000	33,834,434
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	6,230,000	6,376,899
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2040	1,365,000	1,482,947
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2041	2,750,000	2,977,860
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2042	825,000	891,842
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2043	2,010,000	2,168,445
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	790,000	815,413
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2037	270,000	303,380
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2038	500,000	559,490
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2039	600,000	666,522
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2040	500,000	552,507
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2041	500,000	549,904
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2042	500,000	547,732
Texas Rockwall Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	2,280,000	2,225,434
Texas State Affordable Housing Corp. Single Family Mortgage Rev., “A”, GNMA, 5.5%, 9/01/2053	3,700,000	3,947,335
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,500,000	1,717,448
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,145,000	2,453,560
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,065,000	2,369,468
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	3,225,000	3,305,981
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	360,000	207,674
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	265,000	144,286
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	295,000	151,491
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	295,000	142,987
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	590,000	270,274
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	810,000	350,973
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	665,000	273,044
Texas Water Development Boards State Water Implementation Rev., “A”, 4%, 4/15/2048	3,995,000	3,920,389
43

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 8/15/2052	$2,015,000	$ 1,969,068
		$447,360,633
U.S. Virgin Islands – 0.0%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$285,000	$ 289,621
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	1,365,000	1,408,879
		$1,698,500
Utah – 0.6%
Salt Lake City, UT, Airport Rev. (International Airport), “A”, 5.5%, 7/01/2053	$9,000,000	$ 9,961,806
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2043	1,340,000	1,425,843
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	1,450,000	1,490,794
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	790,000	805,186
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	2,750,000	2,787,793
Utah Housing Corp., Single Family Mortgage Rev, “A”, GNMA, 6.5%, 1/01/2054	3,415,000	3,825,845
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	496,086	497,939
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	311,013	307,658
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	479,115	467,589
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 2.5%, 8/21/2051	2,491,154	2,115,750
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “J”, GNMA, 2.5%, 9/21/2051	9,490,501	8,025,772
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	718,590	671,229
		$32,383,204
Vermont – 0.4%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$815,000	$ 830,839
Vermont Housing Finance Agency, Multi-Purpose Rev., “A”, GNMA, 6%, 11/01/2053	2,634,000	2,909,847
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	135,000	134,540
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	395,000	418,325
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	135,000	134,788
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	445,000	474,023
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	130,000	130,207
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	140,000	140,223
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3%, 6/15/2035	3,430,000	3,294,054
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2035	365,000	361,904
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.375%, 6/15/2036	2,975,000	2,864,010
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.125%, 6/15/2036	800,000	800,316
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.25%, 6/15/2037	850,000	854,725
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2038	750,000	760,398
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	645,000	603,762
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.5%, 6/15/2039	800,000	815,167
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	1,010,000	985,629
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.5%, 6/15/2040	900,000	910,092
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2041	5,620,000	5,386,647
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	605,000	580,167
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	995,000	900,837
		$24,290,500
Virginia – 1.9%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$320,000	$ 295,895
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	10,345,000	10,426,164
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,075,000	3,320,821
44

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Virginia – continued
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	$1,715,000	$ 1,800,774
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, “B”, ETM, AGM, 7.235%, 8/23/2027	1,650,000	1,650,000
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, ETM, AGM, 4.068%, 8/23/2027 (p)	1,600,000	1,790,762
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	3,275,000	3,151,829
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2055	4,080,000	3,899,066
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	10,590,000	10,428,507
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	145,000	147,348
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	270,000	272,183
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	765,000	710,289
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,195,000	1,196,306
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	4,300,000	5,005,388
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 6.5%, 9/01/2043	1,535,000	1,768,068
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	6,400,000	7,394,985
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	630,000	629,581
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	565,000	562,147
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2029	95,000	101,048
Virginia Housing Development Authority, Rental Housing, “D”, 4.875%, 8/01/2065	22,080,000	22,624,451
Virginia Small Business Financing Authority Rev., 5%, 6/01/2052	2,710,000	2,718,318
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	495,000	495,497
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2039	6,020,000	5,956,322
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	185,000	185,029
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.25%, 7/01/2058	925,000	905,353
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.375%, 7/01/2063	4,050,000	4,015,647
Williamsburg, VA, Economic Development Authority Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 5.25%, 7/01/2053	810,000	891,318
Williamsburg, VA, Economic Development Authority Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 4.125%, 7/01/2058	4,195,000	4,200,739
Williamsburg, VA, Economic Development Authority Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 4.375%, 7/01/2063	11,360,000	11,524,042
		$108,067,877
Washington – 1.4%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$10,030,000	$ 10,109,419
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,485,000	1,530,132
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	1,900,000	1,937,151
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	3,645,000	3,653,174
King County, WA, Public Hospital District No. 2 General Obligation (EvergreenHealth), 5.25%, 12/01/2045	3,265,000	3,612,952
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	4,220,000	4,036,787
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,185,000	1,133,565
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2038	7,865,000	8,241,421
Seattle, WA, Port Rev., 4%, 4/01/2044	1,260,000	1,229,048
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2045	4,045,000	4,280,177
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	1,970,000	2,073,680
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	5,005,000	5,261,150
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	395,000	410,555
45

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	$395,000	$ 404,667
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,345,000	1,371,644
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	5,100,000	4,679,353
Washington Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	2,380,000	2,384,289
Washington Housing Finance Commission Municipal Certificates, “1-A”, 4.084%, 3/20/2040	3,550,794	3,527,136
Washington Housing Finance Commission, Multi-Family Tax-Exempt Mortgage-Backed Bonds (Camas Flats Apartments Project), “A”, FNMA, 4.55%, 8/01/2043	965,000	991,473
Washington State Housing Finance Commission Municipal Certificates, “A”, 3.5%, 12/20/2035	16,224,933	15,496,656
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2043	1,045,000	1,115,277
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	920,000	968,076
		$78,447,782
West Virginia – 1.0%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,030,000	$ 938,089
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	2,220,000	2,197,851
Ohio County, WV, Commission Tax Increment Refunding & Improvement Rev. (The Highlands Project), 5.25%, 6/01/2044	360,000	381,324
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	3,610,000	3,552,252
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	2,625,000	2,502,710
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	2,470,000	2,391,508
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	665,000	685,085
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	200,000	204,891
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “B”, 5.375%, 9/01/2053	19,920,000	21,976,778
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.5%, 9/01/2048	12,995,000	14,601,225
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	5,505,000	5,254,285
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	480,000	480,396
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	535,000	558,082
		$55,724,476
Wisconsin – 3.7%
University of Wisconsin Hospitals and Clinics Authority Rev. (Green Bonds), “B”, 4%, 4/01/2051	$10,905,000	$ 10,595,011
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	515,000	384,537
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	785,000	564,024
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	750,000	517,726
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,120,000	740,923
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,150,000	727,527
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	1,865,000	1,129,802
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,025,000	1,168,800
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	2,200,000	1,211,143
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	950,000	496,683
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	525,000	392,004
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	505,000	359,578
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	470,000	320,885
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	600,000	392,150
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	580,000	362,125
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	585,000	349,374
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	600,000	341,045
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	560,000	303,277
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	140,000	71,928
46

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	$17,300,000	$ 17,449,116
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5.5%, 12/01/2052	4,335,000	4,851,031
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2036	945,000	953,428
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2037	870,000	875,427
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, BAM, 5.25%, 2/15/2054	1,995,000	2,167,469
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2042	2,315,000	2,150,989
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	635,000	637,552
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2050	2,260,000	1,970,367
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.75%, 3/15/2043	505,000	506,985
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 5%, 3/15/2053	510,000	511,960
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	2,520,000	2,461,553
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	3,680,000	3,278,999
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	5,220,000	4,401,217
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	645,000	652,994
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,445,000	1,423,662
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	6,435,000	6,153,413
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047	1,975,000	1,989,211
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Taxable (Flats at Bishop Woods Project), “E”, 4.75%, 6/01/2043	10,000,000	10,594,778
Wisconsin Public Finance Authority Affordable Housing Multi-Family Certificates, “B-1”, 7.125%, 7/25/2034	7,745,000	8,178,066
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2036	1,000,000	1,115,501
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2037	1,205,000	1,339,882
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2039	250,000	274,935
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2043	1,000,000	1,072,813
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	570,000	570,569
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,430,000	1,430,358
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,630,408
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	160,000	163,844
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	965,000	973,360
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	335,000	336,739
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	95,000	95,399
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	95,000	95,457
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	495,000	509,361
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	695,000	715,600
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	665,000	687,632
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,045,000	1,084,672
Wisconsin Public Finance Authority Health Care System Rev. (Cone Health), “A”, 4%, 10/01/2052	7,495,000	7,182,498
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	650,000	623,025
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	25,000	25,179
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	130,000	130,086
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	175,000	175,060
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	520,000	522,121
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	585,000	583,391
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	6,320,000	5,980,224
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	1,475,000	1,347,551
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,345,000	1,135,991
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	4,715,000	3,610,949
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	2,245,000	1,666,364
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	10,340,000	10,003,950
47

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2025 (a)(d)(n)	$4,090,000	$ 3,957,075
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	190,000	194,805
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.5%, 7/01/2052	5,510,000	6,031,226
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.625%, 7/01/2055	4,225,000	4,661,925
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	795,000	838,552
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	190,000	186,276
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	260,000	245,016
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	730,000	666,676
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	295,000	275,823
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	395,000	358,615
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	1,180,000	1,201,475
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	885,000	894,609
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	2,215,000	2,225,512
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	2,305,000	2,308,654
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	390,000	390,550
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	360,000	360,669
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	295,000	295,637
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	585,000	586,416
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	5,460,000	4,561,372
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	295,000	303,838
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	635,000	633,277
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	550,000	535,294
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	620,000	587,844
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2053 (n)	4,715,000	5,164,196
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2063 (n)	1,815,000	1,974,079
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), 5%, 7/01/2036	395,000	414,885
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	4,720,000	4,849,289
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	2,810,000	2,880,167
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	3,935,000	4,029,707
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	335,000	312,763
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,310,000	1,145,647
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	2,315,000	1,948,645
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	335,000	304,819
48

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	$1,125,000	$ 945,334
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	8,780,000	9,003,278
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	3,840,000	4,010,281
		$206,003,904
Wyoming – 0.1%
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050	$4,960,000	$ 5,010,447
Wyoming Community Development Authority, Housing Rev., GNMA, 3.5%, 6/01/2052	3,410,000	3,409,559
		$8,420,006
Total Municipal Bonds (Identified Cost, $5,342,860,533)		$5,375,657,152
Other Municipal Bonds – 1.4%
Multi-Family Housing Revenue – 1.4%
Affordable Housing Opportunities Trust Certificates, AH-01 “CL A”, 3.527%, 5/01/2039 (n)	$9,250,000	$ 7,754,686
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	11,654,308	12,393,622
Freddie Mac, 2.625%, 6/15/2035	13,065,000	11,739,225
Freddie Mac, 4.142%, 1/25/2040	15,813,901	16,296,317
Freddie Mac, 4.683%, 10/25/2040	10,196,918	11,098,458
Freddie Mac, 4.617%, 8/25/2041	11,130,596	11,972,732
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.304%, 7/25/2041 (i)(n)	12,306,781	1,180,477
FRETE 2022-ML13 Trust, “X-CA”, 0.962%, 7/25/2036 (i)	35,404,878	1,922,733
FRETE 2023-ML16 Trust, “X-CA”, 4.632%, 7/25/2038	2,975,920	3,186,182
Total Other Municipal Bonds (Identified Cost, $74,728,855)		$77,544,432
Bonds – 0.4%
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$385,000	$ 381,139
Transportation - Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$6,276,000	$ 6,140,330
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	4,770,000	4,392,072
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	670,000	581,513
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,726,000	2,222,084
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	2,925,000	1,592,163
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	18,547,772	5,703,440
		$20,631,602
Total Bonds (Identified Cost, $23,053,716)		$21,012,741
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $3,687,637)	$6,469,539	$ 4,164,765
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $165,637,117)	165,633,469	$ 165,683,159
Other Assets, Less Liabilities – (0.4)%		(23,457,647)
Net Assets – 100.0%		$5,620,604,602
49

MFS Municipal Income Fund
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $165,683,159 and $5,478,379,090, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $326,667,015, representing 5.8% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/2015	$49,083	$2,033
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/2017	317,537	13,288
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	11/15/2017	469,195	20,033
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/2015	86,462	3,660
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/2021	9,124,092	7,493,542
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,720,998	3,056,025
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,713,082	3,049,524
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/01/2051	2/04/2021	3,387,762	2,782,685
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/2021	2,331,700	1,915,011
Total Restricted Securities			$18,335,801
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
50

MFS Municipal Income Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $5,444,330,741)	$5,478,379,090
Investments in affiliated issuers, at value (identified cost, $165,637,117)	165,683,159
Cash	5,096
Receivables for
When-issued investments sold	4,497,921
Investments sold	8,014,994
Fund shares sold	27,646,061
Interest	62,900,753
Receivable for floating rate certificates issued	3,350,000
Other assets	19,907
Total assets	$5,750,496,981
Liabilities
Payables for
Distributions	$2,680,756
Investments purchased	24,429,999
When-issued investments purchased	32,118,772
Fund shares reacquired	5,627,751
Interest expense and fees	627,990
Payable to the holders of the floating rate certificates	62,866,989
Payable to affiliates
Investment adviser	213,793
Administrative services fee	6,737
Shareholder servicing costs	899,990
Distribution and service fees	66,963
Accrued expenses and other liabilities	352,639
Total liabilities	$129,892,379
Net assets	$5,620,604,602
Net assets consist of
Paid-in capital	$5,793,431,165
Total distributable earnings (loss)	(172,826,563)
Net assets	$5,620,604,602
Shares of beneficial interest outstanding	670,718,816
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,265,113,253	270,199,268	$8.38
Class B	872,001	103,820	8.40
Class C	48,403,084	5,752,214	8.41
Class I	2,032,248,791	242,558,475	8.38
Class R6	1,024,812,199	122,409,961	8.37
Class A1	249,106,200	29,689,236	8.39
Class B1	49,074	5,842	8.40
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $8.75 [100 / 95.75 x $8.38] and $8.76 [100 / 95.75 x $8.39], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements
51

MFS Municipal Income Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 9/30/24 (unaudited) Net investment income (loss)
Income
Interest	$107,453,961
Dividends from affiliated issuers	3,215,635
Total investment income	$110,669,596
Expenses
Management fee	$9,646,874
Distribution and service fees	2,917,493
Shareholder servicing costs	1,599,302
Administrative services fee	308,221
Independent Trustees' compensation	45,698
Custodian fee	207,392
Shareholder communications	102,882
Audit and tax fees	38,317
Legal fees	51,810
Interest expense and fees	797,752
Miscellaneous	207,850
Total expenses	$15,923,591
Fees paid indirectly	(2,393)
Reduction of expenses by investment adviser and distributor	(345,481)
Net expenses	$15,575,717
Net investment income (loss)	$95,093,879
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(11,364,051)
Affiliated issuers	(1,707)
Net realized gain (loss)	$(11,365,758)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$144,118,131
Affiliated issuers	32,631
Net unrealized gain (loss)	$144,150,762
Net realized and unrealized gain (loss)	$132,785,004
Change in net assets from operations	$227,878,883
See Notes to Financial Statements
52

MFS Municipal Income Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	9/30/24 (unaudited)	3/31/24
Change in net assets
From operations
Net investment income (loss)	$95,093,879	$170,442,171
Net realized gain (loss)	(11,365,758)	(35,632,259)
Net unrealized gain (loss)	144,150,762	74,833,395
Change in net assets from operations	$227,878,883	$209,643,307
Total distributions to shareholders	$(94,869,958)	$(173,337,074)
Change in net assets from fund share transactions	$335,549,827	$418,637,630
Total change in net assets	$468,558,752	$454,943,863
Net assets
At beginning of period	5,152,045,850	4,697,101,987
At end of period	$5,620,604,602	$5,152,045,850
See Notes to Financial Statements
53

MFS Municipal Income Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.18	$8.12	$8.54	$9.09	$8.68	$8.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.22	$0.20	$0.23	$0.26
Net realized and unrealized gain (loss)	0.20	0.06	(0.41)	(0.55)	0.41	(0.09)
Total from investment operations	$0.34	$0.33	$(0.19)	$(0.35)	$0.64	$0.17
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.27)	$(0.23)	$(0.20)	$(0.23)	$(0.26)
Net asset value, end of period (x)	$8.38	$8.18	$8.12	$8.54	$9.09	$8.68
Total return (%) (r)(s)(t)(x)	4.22(n)	4.23	(2.18)	(4.01)	7.43	1.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75(a)	0.76	0.77	0.73	0.74	0.78
Expenses after expense reductions (f)	0.74(a)	0.75	0.76	0.71	0.73	0.77
Net investment income (loss)	3.44(a)	3.35	2.74	2.16	2.57	2.89
Portfolio turnover rate	5(n)	20	35	14	24	23
Net assets at end of period (000 omitted)	$2,265,113	$2,087,257	$1,888,158	$3,370,745	$3,166,883	$2,386,528
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.71(a)	0.72	0.72	0.70	0.72	0.73

See Notes to Financial Statements
54

MFS Municipal Income Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.20	$8.13	$8.56	$9.10	$8.69	$8.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.21	$0.16	$0.13	$0.17	$0.20
Net realized and unrealized gain (loss)	0.20	0.07	(0.42)	(0.54)	0.40	(0.10)
Total from investment operations	$0.31	$0.28	$(0.26)	$(0.41)	$0.57	$0.10
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.17)	$(0.13)	$(0.16)	$(0.19)
Net asset value, end of period (x)	$8.40	$8.20	$8.13	$8.56	$9.10	$8.69
Total return (%) (r)(s)(t)(x)	3.83(n)	3.58	(3.01)	(4.61)	6.63	1.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50(a)	1.52	1.52	1.48	1.49	1.53
Expenses after expense reductions (f)	1.49(a)	1.50	1.51	1.46	1.48	1.52
Net investment income (loss)	2.69(a)	2.59	2.01	1.42	1.87	2.19
Portfolio turnover rate	5(n)	20	35	14	24	23
Net assets at end of period (000 omitted)	$872	$1,190	$1,834	$2,790	$4,777	$7,843
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.46(a)	1.47	1.47	1.45	1.46	1.48

See Notes to Financial Statements
55

MFS Municipal Income Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.21	$8.15	$8.57	$9.12	$8.71	$8.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.21	$0.16	$0.13	$0.17	$0.19
Net realized and unrealized gain (loss)	0.20	0.06	(0.41)	(0.55)	0.40	(0.09)
Total from investment operations	$0.31	$0.27	$(0.25)	$(0.42)	$0.57	$0.10
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.17)	$(0.13)	$(0.16)	$(0.19)
Net asset value, end of period (x)	$8.41	$8.21	$8.15	$8.57	$9.12	$8.71
Total return (%) (r)(s)(t)(x)	3.83(n)	3.45	(2.89)	(4.71)	6.62	1.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50(a)	1.52	1.52	1.48	1.49	1.53
Expenses after expense reductions (f)	1.49(a)	1.50	1.51	1.46	1.48	1.52
Net investment income (loss)	2.70(a)	2.59	2.01	1.42	1.86	2.16
Portfolio turnover rate	5(n)	20	35	14	24	23
Net assets at end of period (000 omitted)	$48,403	$52,237	$66,358	$90,334	$113,569	$155,843
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.46(a)	1.47	1.47	1.45	1.46	1.48

See Notes to Financial Statements
56

MFS Municipal Income Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.17	$8.11	$8.54	$9.08	$8.67	$8.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.24	$0.22	$0.25	$0.28
Net realized and unrealized gain (loss)	0.21	0.06	(0.42)	(0.54)	0.41	(0.09)
Total from investment operations	$0.36	$0.35	$(0.18)	$(0.32)	$0.66	$0.19
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.25)	$(0.22)	$(0.25)	$(0.28)
Net asset value, end of period (x)	$8.38	$8.17	$8.11	$8.54	$9.08	$8.67
Total return (%) (r)(s)(t)(x)	4.48(n)	4.49	(2.06)	(3.66)	7.70	2.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50(a)	0.51	0.52	0.48	0.49	0.53
Expenses after expense reductions (f)	0.49(a)	0.50	0.51	0.46	0.48	0.52
Net investment income (loss)	3.69(a)	3.60	3.03	2.41	2.82	3.15
Portfolio turnover rate	5(n)	20	35	14	24	23
Net assets at end of period (000 omitted)	$2,032,249	$1,865,313	$1,709,032	$1,498,236	$1,389,505	$1,042,592
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.46(a)	0.47	0.47	0.45	0.47	0.48

See Notes to Financial Statements
57

MFS Municipal Income Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.17	$8.11	$8.53	$9.08	$8.67	$8.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.25	$0.23	$0.26	$0.29
Net realized and unrealized gain (loss)	0.20	0.07	(0.42)	(0.56)	0.41	(0.09)
Total from investment operations	$0.35	$0.36	$(0.17)	$(0.33)	$0.67	$0.20
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.25)	$(0.22)	$(0.26)	$(0.29)
Net asset value, end of period (x)	$8.37	$8.17	$8.11	$8.53	$9.08	$8.67
Total return (%) (r)(s)(t)(x)	4.39(n)	4.56	(1.87)	(3.71)	7.78	2.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43(a)	0.44	0.45	0.41	0.42	0.46
Expenses after expense reductions (f)	0.42(a)	0.43	0.44	0.39	0.41	0.45
Net investment income (loss)	3.76(a)	3.67	3.10	2.48	2.90	3.22
Portfolio turnover rate	5(n)	20	35	14	24	23
Net assets at end of period (000 omitted)	$1,024,812	$890,138	$747,221	$702,294	$605,320	$591,947
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.39(a)	0.40	0.40	0.38	0.39	0.41

See Notes to Financial Statements
58

MFS Municipal Income Fund
Financial Highlights - continued
Class A1	Six months ended	Year ended
	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.19	$8.12	$8.55	$9.10	$8.69	$8.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.24	$0.22	$0.25	$0.28
Net realized and unrealized gain (loss)	0.20	0.07	(0.42)	(0.55)	0.41	(0.09)
Total from investment operations	$0.35	$0.36	$(0.18)	$(0.33)	$0.66	$0.19
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.25)	$(0.22)	$(0.25)	$(0.28)
Net asset value, end of period (x)	$8.39	$8.19	$8.12	$8.55	$9.10	$8.69
Total return (%) (r)(s)(t)(x)	4.35(n)	4.62	(2.04)	(3.76)	7.70	2.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50(a)	0.51	0.52	0.48	0.49	0.53
Expenses after expense reductions (f)	0.49(a)	0.50	0.51	0.46	0.48	0.52
Net investment income (loss)	3.69(a)	3.60	3.02	2.42	2.85	3.18
Portfolio turnover rate	5(n)	20	35	14	24	23
Net assets at end of period (000 omitted)	$249,106	$255,862	$284,440	$336,545	$381,748	$421,338
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.46(a)	0.47	0.47	0.45	0.47	0.48

See Notes to Financial Statements
59

MFS Municipal Income Fund
Financial Highlights - continued
Class B1	Six months ended	Year ended
	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.20	$8.13	$8.56	$9.10	$8.69	$8.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.18	$0.15	$0.19	$0.22
Net realized and unrealized gain (loss)	0.20	0.07	(0.42)	(0.54)	0.40	(0.09)
Total from investment operations	$0.32	$0.30	$(0.24)	$(0.39)	$0.59	$0.13
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.19)	$(0.15)	$(0.18)	$(0.22)
Net asset value, end of period (x)	$8.40	$8.20	$8.13	$8.56	$9.10	$8.69
Total return (%) (r)(s)(t)(x)	3.96(n)	3.84	(2.77)	(4.38)	6.90	1.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50(a)	1.52	1.52	1.48	1.49	1.53
Expenses after expense reductions (f)	1.24(a)	1.25	1.26	1.21	1.23	1.27
Net investment income (loss)	2.94(a)	2.84	2.27	1.62	2.12	2.45
Portfolio turnover rate	5(n)	20	35	14	24	23
Net assets at end of period (000 omitted)	$49	$49	$60	$69	$34	$58
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.21(a)	1.22	1.22	1.20	1.21	1.23
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
60

MFS Municipal Income Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
61

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,457,366,349	$—	$5,457,366,349
U.S. Corporate Bonds	—	21,012,741	—	21,012,741
Mutual Funds	165,683,159	—	—	165,683,159
Total	$165,683,159	$5,478,379,090	$—	$5,644,062,249
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters and primary market inverse floaters, both of which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
At September 30, 2024, the fund’s payable to the holders of the floating rate certificates was $62,866,989 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 3.18%. For the six months ended September 30, 2024, the average payable to the holders of the settled floating rate certificates was $34,429,042 at a weighted average interest rate of 3.51%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the six months ended September 30, 2024, the related interest expense and fees amounted to $783,784 which is included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are presented as fund investments and are not accounted for as secured borrowings.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
62

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended September 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/24
Ordinary income (including any short-term capital gains)	$2,727,366
Tax-exempt income	170,609,708
Total distributions	$173,337,074
The federal tax cost and the tax basis components of distributable earnings were as follows:
63

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
As of 9/30/24
Cost of investments	$5,551,559,868
Gross appreciation	162,497,963
Gross depreciation	(132,862,571)
Net unrealized appreciation (depreciation)	$29,635,392
As of 3/31/24
Undistributed ordinary income	2,403,373
Undistributed tax-exempt income	20,598,138
Capital loss carryforwards	(200,675,625)
Other temporary differences	(15,605,219)
Net unrealized appreciation (depreciation)	(112,556,155)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(77,788,327)
Long-Term	(122,887,298)
Total	$(200,675,625)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and B1 shares will convert to Class A and A1 shares, respectively, approximately eight years after purchase. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 9/30/24	Year ended 3/31/24
Class A	$36,657,146	$66,174,946
Class B	14,184	39,526
Class C	675,142	1,535,061
Class I	35,231,546	66,186,478
Class R6	17,681,994	29,682,369
Class A1	4,609,240	9,717,108
Class B1	706	1,586
Total	$94,869,958	$173,337,074
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.3 billion	0.40%
In excess of $1.3 billion and up to $2 billion	0.37%
In excess of $2 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
64

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until July 31, 2025. For the six months ended September 30, 2024, this management fee reduction amounted to $345,398, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2024 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6	A1	B1
0.73%	1.48%	1.48%	0.48%	0.42%	0.48%	1.23%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2025. For the six months ended September 30, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $36,620 and $179 for the six months ended September 30, 2024, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,661,086
Class B	0.75%	0.25%	1.00%	1.00%	5,271
Class C	0.75%	0.25%	1.00%	1.00%	250,896
Class B1	0.75%	0.25%	1.00%	0.75%	240
Total Distribution and Service Fees					$2,917,493
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2024 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B1 service fee rate to 0.00% for all Class B1 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2025. For the six months ended September 30, 2024, this reduction amounted to $60 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended September 30, 2024, this rebate amounted to $23 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2024, were as follows:
65

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
Amount
Class A	$168,916
Class B	189
Class C	2,399
Class A1	—
Class B1	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2024, the fee was $76,501, which equated to 0.0029% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,522,801.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended September 30, 2024 was equivalent to an annual effective rate of 0.0116% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,277 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended September 30, 2024. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$26
8/19/2024	Redemption	Class A1	3	29
At September 30, 2024, MFS held 100% of the outstanding shares of Class B1.
During the six months ended September 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $5,366,456.
(4)  Portfolio Securities
For the six months ended September 30, 2024, purchases and sales of investments, other than and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$10,506,639	$124,658
Non-U.S. Government securities	551,321,157	254,809,421
66

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 9/30/24		Year ended 3/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	34,094,323	$280,952,443	78,371,287	$628,861,546
Class C	376,028	3,097,066	767,534	6,181,516
Class I	36,362,459	298,696,599	109,787,331	874,919,429
Class R6	22,555,066	185,048,868	46,579,791	372,326,992
Class A1	22,497	184,004	58,875	469,178
	93,410,373	$767,978,980	235,564,818	$1,882,758,661
Shares issued to shareholders in reinvestment of distributions
Class A	4,335,959	$35,590,370	8,000,466	$64,051,316
Class B	1,699	13,949	4,898	39,219
Class C	75,970	625,509	176,371	1,416,481
Class I	2,680,918	21,995,827	5,080,912	40,629,908
Class R6	2,059,942	16,889,230	3,519,894	28,147,946
Class A1	487,981	4,006,176	1,056,518	8,463,655
Class B1	85	704	197	1,578
	9,642,554	$79,121,765	17,839,256	$142,750,103
Shares reacquired
Class A	(23,409,373)	$(192,093,503)	(63,819,972)	$(508,821,896)
Class B	(43,115)	(356,393)	(85,256)	(684,804)
Class C	(1,062,080)	(8,761,096)	(2,726,155)	(21,876,339)
Class I	(24,658,914)	(201,838,149)	(97,368,533)	(772,167,813)
Class R6	(11,175,922)	(91,483,604)	(33,311,476)	(264,284,952)
Class A1	(2,074,186)	(17,016,815)	(4,875,492)	(39,022,445)
Class B1	(167)	(1,358)	(1,592)	(12,885)
	(62,423,757)	$(511,550,918)	(202,188,476)	$(1,606,871,134)
Net change
Class A	15,020,909	$124,449,310	22,551,781	$184,090,966
Class B	(41,416)	(342,444)	(80,358)	(645,585)
Class C	(610,082)	(5,038,521)	(1,782,250)	(14,278,342)
Class I	14,384,463	118,854,277	17,499,710	143,381,524
Class R6	13,439,086	110,454,494	16,788,209	136,189,986
Class A1	(1,563,708)	(12,826,635)	(3,760,099)	(30,089,612)
Class B1	(82)	(654)	(1,395)	(11,307)
	40,629,170	$335,549,827	51,215,598	$418,637,630
Effective June 1, 2019, purchases of the fund’s Class B and Class B1 shares were closed to new and existing investors subject to certain exceptions.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured
67

MFS Municipal Income Fund
Notes to Financial Statements (unaudited) - continued
uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2024, the fund’s commitment fee and interest expense were $13,644 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$65,685,343	$491,418,781	$391,451,889	$(1,707)	$32,631	$165,683,159
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,215,635	$—
68

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal Income Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
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MFS Municipal Income Fund
Board Review of Investment Advisory Agreement
MFS Municipal Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
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MFS Municipal Income Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.3 billion, $2 billion, $5 billion and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
71

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, and MFS Massachusetts Municipal Bond Fund
Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Alabama Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.8%
Airport Revenue – 0.6%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$55,000	$54,280
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	50,000	49,065
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	325,000	346,910
		$450,255
General Obligations - General Purpose – 11.4%
Arab, AL, General Obligation Warrants, “A”, AGM, 3%, 12/01/2046	$1,120,000	$910,535
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	245,000	255,482
Birmingham-Jefferson, AL, Civic Center Authority Rev., “A”, 5.25%, 6/01/2053	750,000	810,929
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	148,526
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	270,000	296,598
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	110,206
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	34,176	36,903
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	115,194	128,088
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	31,477	31,504
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	57,199	57,074
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	24,283	24,096
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	33,016	31,898
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	121,336	114,457
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	40,508	27,494
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	768,824
Mobile County, AL, General Obligation Warrants, 5%, 2/01/2043	675,000	746,676
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	655,855
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	251,303
Oxford, AL, General Obligation Warrants, “A”, 5%, 7/01/2052	1,000,000	1,070,907
Pike Road, AL, General Obligation, 5%, 3/01/2048	500,000	544,719
Pike Road, AL, General Obligation, 5%, 3/01/2052	500,000	540,315
Rainsville, AL, General Obligation Warrants, AGM, 4.125%, 1/01/2049	500,000	499,833
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	131,888
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	55,000	60,630
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	70,000	70,645
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	30,000	30,126
		$8,355,511
General Obligations - Schools – 3.7%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$226,191
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	625,000	498,694
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 4%, 3/01/2039	1,000,000	1,017,830
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, “B”, BAM, 4.125%, 3/01/2047	1,000,000	1,007,563
		$2,750,278
Healthcare Revenue - Hospitals – 7.6%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$955,165
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	504,030
Alabama Health Care Authority (Baptist Health), “A”, 5%, 11/15/2037	875,000	941,404
MSTAFS-SEM
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	$50,000	$50,062
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	758,745
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	14,285
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	476,387
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	430,000	418,989
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	963,619
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	520,000	508,669
		$5,591,355
Healthcare Revenue - Long Term Care – 1.7%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$242,572
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	1,009,879
		$1,252,451
Industrial Revenue - Environmental Services – 0.4%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (z)	$300,000	$319,480
Industrial Revenue - Other – 0.8%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$479,488
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	93,630
		$573,118
Miscellaneous Revenue - Other – 1.1%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$215,000	$202,327
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	36,125
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	260,000	260,161
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	275,000	289,263
		$787,876
Multi-Family Housing Revenue – 2.5%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	$1,000,000	$1,001,861
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	217,447	223,585
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	75,000	75,668
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	120,000	120,183
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	585,000	424,543
		$1,845,840
Port Revenue – 2.3%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2025	$630,000	$639,214
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	1,000,000	1,025,882
		$1,665,096
Sales & Excise Tax Revenue – 9.3%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,040,292
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	820,000	363,198
Enterprise, AL, Board of Education Special Tax School Warrants, BAM, 5%, 3/01/2040 (w)	500,000	555,801
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,438
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	60,000	59,195
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	810,000	860,893
Jefferson County, AL, Limited Obligation Refunding Warrants, 4%, 9/15/2042	1,000,000	1,003,869
Lawrence County, AL, Board of Education Special Tax School Warrants, AGM, 4%, 2/01/2042	1,000,000	1,001,103
2
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	$16,000	$16,083
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	57,000	57,148
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	796,000	803,861
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	142,000	141,705
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	58,000	57,880
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	401,000	401,879
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	4,000	3,349
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	247,000	190,496
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	237,000	167,686
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	110,000	37,128
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	100,000	96,750
		$6,863,754
Single Family Housing - State – 4.1%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 4.55%, 10/01/2044	$750,000	$764,914
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 6%, 4/01/2055	750,000	841,670
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “C”, GNMA, 5.75%, 4/01/2055	750,000	828,066
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	85,000	85,230
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	385,000	392,794
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	130,000	131,097
		$3,043,771
State & Local Agencies – 5.4%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$282,083
Baldwin County, AL, Public Building Authority Rev. (Jail Project), 4.375%, 3/01/2046	1,250,000	1,285,439
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,301
Cherokee County, AL, Public Building Authority Rev., 4.5%, 7/01/2053	750,000	758,283
Irondale, AL, Public Building Authority Lease Rev., 5%, 10/01/2044	1,000,000	1,090,632
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	363,086
		$3,989,824
Student Loan Revenue – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$90,000	$76,540
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	40,000	35,938
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	365,000	366,736
		$479,214
Tax - Other – 10.7%
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	$750,000	$735,045
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	45,000	47,880
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	125,000	139,364
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2024	200,000	200,332
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	30,666
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	85,000	85,624
Jefferson County, AL, Board of Education, 4%, 2/01/2042	610,000	611,244
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2044	500,000	552,055
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2046	500,000	547,980
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 5.25%, 7/01/2064	750,000	803,755
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2042	350,000	384,902
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2043	250,000	274,013
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2044	325,000	355,023
Marshall County, AL, Board of Education Special Tax School Warrants, BAM, 4%, 3/01/2044	500,000	501,440
Marshall County, AL, Board of Education Special Tax School Warrants, BAM, 4.125%, 3/01/2049	500,000	502,666
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	504,351
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	508,122
MSTAFS-SEM
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	$1,000,000	$1,046,584
		$7,831,046
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$185,000	$173,996
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	210,000	196,859
		$370,855
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$250,000	$204,476
Transportation - Special Tax – 1.6%
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2036	$1,000,000	$1,107,775
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	40,000	45,023
		$1,152,798
Universities - Colleges – 11.8%
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	$1,000,000	$960,958
Alabama Community College System Board of Trustees Rev. (Calhoun Community College), AGM, 4.125%, 5/01/2049	750,000	748,204
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2048	500,000	542,109
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2053	500,000	537,539
Auburn University, AL, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,566,355
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	515,107
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	591,379
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2048	750,000	819,744
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	303,616
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	55,000	55,024
University of South Alabama Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	778,784
University of South Alabama Facilities Rev., “A”, BAM, 5.25%, 4/01/2054	500,000	548,813
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	720,000	725,053
		$8,692,685
Utilities - Investor Owned – 0.7%
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	$500,000	$506,547
Utilities - Municipal Owned – 1.8%
Huntville, AL, Electric Rev. Warrants, 5%, 12/01/2043	$750,000	$838,277
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	5,000	2,688
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	100,000	53,750
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	180,000	96,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	15,000	8,063
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	5,000	2,688
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	34,937
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,686
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	21,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	2,688
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	51,062
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	68,759
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,892
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	5,000	2,688
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	8,062
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	26,875
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	8,062
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	29,562
4
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	$40,000	$21,500
		$1,307,489
Utilities - Other – 4.2%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$210,000	$216,184
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	425,000	455,834
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	410,000	442,957
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	1,000,000	1,026,530
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	360,000	387,913
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No.6), 5%, 1/01/2054 (Put Date 6/01/2030)	500,000	538,458
		$3,067,876
Water & Sewer Utility Revenue – 13.7%
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.25%, 12/01/2048	$500,000	$508,317
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.375%, 12/01/2053	500,000	508,902
Birmingham, AL, Water Rev., 5%, 1/01/2038	500,000	567,693
Birmingham, AL, Water Rev., 5%, 1/01/2039	250,000	280,821
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,001,211
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,015,610
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	121,988
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	98,891
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	1,000,000	1,100,945
Limestone County, AL, Water & Sewer Authority Rev., 5%, 12/01/2045	1,000,000	1,077,571
Madison, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	789,039
Montgomery, AL, Water Works and Sanitary Sewer Board, Water and Sewer Rev., 5%, 9/01/2048	500,000	549,643
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	990,439
Prattville, AL, Water Works Board Rev., 5.125%, 8/01/2053	750,000	810,600
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	406,000
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	200,000	216,625
		$10,044,295
Total Municipal Bonds (Identified Cost, $71,611,605)		$71,145,890
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$136,000	$133,060
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	181,841	55,916
Total Bonds (Identified Cost, $205,478)		$188,976
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $79,530)	$139,526	$89,820
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $1,890,762)	1,890,456	$1,891,023
Other Assets, Less Liabilities – 0.2%		153,846
Net Assets – 100.0%		$73,469,555
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-SEM
5

Portfolio of Investments (unaudited) – continued
MFS Arkansas Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
Airport Revenue – 0.9%
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	$840,000	$877,380
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	95,086
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	105,159
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,072
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	125,065
		$1,282,762
General Obligations - General Purpose – 3.8%
Arkansas Higher Education, General Obligation, 4%, 6/01/2029	$2,000,000	$2,001,032
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	375,000	348,108
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	550,000	604,181
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	225,422
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	65,135	70,332
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	63,265	70,347
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	59,992	60,043
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	111,025	110,782
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	46,282	45,926
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	62,925	60,793
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	216,442	204,172
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	77,204	52,401
Little Rock, AR, Library Construction Refunding, 4%, 3/01/2036	1,375,000	1,409,285
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	131,888
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	126,382
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	115,000	126,771
		$5,647,865
General Obligations - Schools – 11.0%
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	$1,000,000	$973,975
Benton County, AR, Bentonville School District No. 6 Construction, “G”, 2.25%, 6/01/2046	1,000,000	686,476
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	281,991
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	624,341
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	1,000,000	987,776
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	1,068,529
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2041	1,100,000	1,098,764
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2042	1,000,000	980,926
Jefferson County, AR, Pine Bluff School District No. 3 Construction, “B”, 4.125%, 2/01/2049	1,000,000	984,564
Jefferson County, AR, Pine Bluff School District No. 3 Construction, “B”, 4.25%, 2/01/2053	1,000,000	986,984
Johnson County, AR, Clarksville School District No. 17 Refunding, 0.5%, 12/01/2024	350,000	347,233
Little Rock, AR, School District & Construction of Pulaski County, 3%, 2/01/2030	1,030,000	1,010,117
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	755,000	602,422
North Little Rock, AR, School District No. 1, 2%, 2/01/2027	2,000,000	1,945,548
North Little Rock, AR, School District No. 1, 2%, 2/01/2038	865,000	642,627
Pulaski County, AR, Little Rock School District Construction Bonds (Arkansas School District Intercept Program), “B”, 4.125%, 2/01/2052	2,000,000	1,965,745
Union County, AR, El Dorado School District No. 15 Refunding & Construction, “A”, 5%, 2/01/2044	1,250,000	1,305,585
		$16,493,603
Healthcare Revenue - Hospitals – 11.6%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$1,000,000	$1,044,356
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,022,016
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	785,596
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	2,000,000	2,060,719
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	673,299
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	1,250,000	919,369
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	1,934,433
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	918,837
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,646,444
6
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	$500,000	$502,693
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	30,000	28,571
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	957,621
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	20,000	19,067
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	810,000	789,258
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	300,000	304,446
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 4.25%, 3/01/2048	1,000,000	994,316
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	2,882,835
		$17,483,876
Industrial Revenue - Other – 0.3%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$170,000	$138,414
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	390,000	342,132
		$480,546
Miscellaneous Revenue - Other – 4.4%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,608,332
Bryant, AR, Capital Improvement Rev., 4.2%, 2/01/2050	1,000,000	1,000,315
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,003,437
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	60,000	61,929
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	375,000	375,232
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	560,000	589,045
		$6,638,290
Multi-Family Housing Revenue – 0.3%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$428,091	$440,174
Sales & Excise Tax Revenue – 20.1%
Alma, AR, Sales & Use Tax, AGM, 4.125%, 3/01/2039	$1,000,000	$1,032,757
Batesville, AK, Sales & Use Tax Rev., “B”, BAM, 4%, 2/01/2047	2,250,000	2,224,015
Batesville, AK, Sales & Use Tax Rev., “B”, BAM, 4%, 2/01/2049	750,000	739,572
Bentonville, AR, Sales & Use Tax, 4.125%, 11/01/2038	1,000,000	1,032,382
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2034	800,000	765,152
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2035	1,000,000	951,595
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2036	5,000	4,756
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2029	250,000	263,260
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	1,585,000	702,036
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	850,895
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,150,899
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2032	350,000	337,348
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2033	370,000	355,375
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2034	380,000	365,045
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2036	400,000	378,382
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	10,876
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	110,000	108,524
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	415,000	421,421
Madison County, AR, Sales & Use Tax, 4.375%, 12/01/2043	1,000,000	1,022,743
Madison County, AR, Sales & Use Tax, 4.625%, 12/01/2048	500,000	532,425
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,130,822
Mississippi County, AR, Sales and Use Tax, 4%, 6/01/2036	650,000	650,165
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2031	335,000	325,738
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2034	415,000	399,662
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2035	425,000	407,417
Osceola, AR, Sales & Use Tax Rev. Improvement, BAM, 4%, 6/01/2044	1,300,000	1,301,529
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,170,205
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	1,979
MSTAFS-SEM
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	$36,000	$36,187
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	122,000	122,317
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	2,898,000	2,926,619
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	235,000	234,512
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	120,000	119,751
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	62,000	62,136
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	12,000	10,046
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	593,000	457,345
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	568,000	401,880
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	270,000	91,133
Rogers, AR, Sales & Use Tax Rev., 4%, 11/01/2032	1,060,000	1,076,900
Rogers, AR, Sales & Use Tax Rev., 4%, 11/01/2033	1,495,000	1,514,920
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,093,178
Springdale, AR, Sales & Use Tax Refunding & Improvement, Taxable, “B”, BAM, 4.125%, 8/01/2050	2,000,000	1,975,223
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	280,000	270,900
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2025 (a)(d)(n)	200,000	193,500
		$30,223,522
Secondary Schools – 0.7%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$744,046
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	250,000	253,130
		$997,176
Single Family Housing - State – 3.7%
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.6%, 7/01/2049	$815,000	$823,997
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.65%, 1/01/2054	1,000,000	1,017,203
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 5%, 7/01/2054	1,000,000	1,061,447
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “C”, GNMA, 5%, 1/01/2055	1,500,000	1,602,140
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	825,000	841,701
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	275,000	277,321
		$5,623,809
State & Local Agencies – 0.7%
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	$2,360,000	$1,089,553
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,652
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	185,000	157,332
		$166,984
Tax - Other – 4.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$95,000	$101,079
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	260,000	289,877
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	2,000,000	2,019,424
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,007,102
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	890,000	718,224
		$6,135,706
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$15,035
8
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	$12,000	$12,301
		$27,336
Tobacco – 2.6%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,268,970
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	444,531
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	172,641
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	750,000	705,390
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	405,000	379,656
		$3,971,188
Toll Roads – 0.9%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$1,000,000	$978,857
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	500,000	408,952
		$1,387,809
Transportation - Special Tax – 0.8%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$125,000	$134,347
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,000,000	1,004,185
		$1,138,532
Universities - Colleges – 12.9%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,502,910
Arkansas Technology University Student Fee Rev., “A”, BAM, 5%, 12/01/2042	500,000	528,475
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2047	500,000	505,162
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2052	1,000,000	1,003,335
Board of Trustees of the University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2047	2,000,000	2,197,083
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Campus), “A”, 5%, 12/01/2045	1,705,000	1,844,612
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2040	500,000	555,707
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2047	2,000,000	2,171,864
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2052	500,000	539,274
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 5%, 12/01/2047	1,000,000	1,093,842
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 4%, 12/01/2052	1,000,000	956,500
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), “M”, 3%, 7/01/2047	1,120,000	885,437
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	620,000	545,630
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	60,058
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	65,148
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,014,879
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	344,387
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,575,159
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	515,460
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	524,713
		$19,429,635
Utilities - Municipal Owned – 2.2%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,014,174
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,013,721
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	8,063
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	100,000	53,750
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	220,375
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	30,000	16,125
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	8,063
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	77,937
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	32,250
MSTAFS-SEM
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	$70,000	$37,625
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	112,875
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,892
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	13,438
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	59,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	18,812
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	51,062
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	43,000
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	625,000	528,857
		$3,334,894
Utilities - Other – 3.9%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$815,000	$880,512
Osceola, AR, Utility & Improvement Refunding Rev., “A”, BAM, 4.25%, 8/01/2053	1,500,000	1,510,097
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	755,000	813,541
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	1,005,000	1,114,613
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	725,000	763,289
West Memphis, AR, Public Utility System Rev., BAM, 4.25%, 12/01/2049 (w)	700,000	697,094
		$5,779,146
Water & Sewer Utility Revenue – 12.8%
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4.125%, 10/01/2049	$750,000	$747,465
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4%, 10/01/2052	500,000	482,114
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4.25%, 10/01/2054	750,000	751,655
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4%, 5/01/2044	645,000	629,472
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4.25%, 5/01/2049	1,620,000	1,578,800
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4.375%, 5/01/2054	1,885,000	1,841,736
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	527,992
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	2,000,000	2,140,701
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,043,411
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	508,284
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	208,192
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	758,545
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	737,384
Hot Springs, AR, Wastewater Rev., “C”, BAM, 4.5%, 12/01/2052	2,000,000	2,020,425
Hot Springs, AR, Waterworks & Construction Refunding Rev., BAM, 4.25%, 10/01/2047	1,500,000	1,510,537
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,750,013
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	710,960
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2040	550,000	566,578
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2043	685,000	695,146
		$19,209,410
Total Municipal Bonds (Identified Cost, $148,964,641)		$146,981,816
Bonds – 0.2%
Transportation - Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$245,000	$239,704
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	454,602	139,790
Total Bonds (Identified Cost, $419,864)		$379,494
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $151,575)	$265,920	$171,186
10
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $1,760,548)	1,760,426	$1,760,954
Other Assets, Less Liabilities – 0.7%		1,008,963
Net Assets – 100.0%		$150,302,413
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-SEM
11

Portfolio of Investments (unaudited) – continued
MFS California Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.5%
Airport Revenue – 9.2%
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 5.25%, 7/01/2049	$2,725,000	$2,989,726
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 5.25%, 7/01/2054	3,250,000	3,537,350
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, AGM, 4.375%, 7/01/2049	3,000,000	3,035,690
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2047	2,190,000	2,231,467
Fresno, CA, Airport Revenue, “A”, BAM, 4.25%, 7/01/2044	1,000,000	1,008,624
Fresno, CA, Airport Revenue, “A”, BAM, 5%, 7/01/2053	1,000,000	1,067,282
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5%, 6/01/2042	1,000,000	1,082,446
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5.25%, 6/01/2047	1,500,000	1,633,631
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2042	2,000,000	2,226,701
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 4.125%, 5/15/2043	500,000	499,259
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2048	4,115,000	4,499,762
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “H”, 4%, 5/15/2047	3,000,000	2,958,598
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 4%, 5/15/2049	5,000,000	4,889,241
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	2,003,871
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,379,924
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,376,460
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	2,840,000	3,031,465
Sacramento County, CA, Airport System Rev., 5.25%, 7/01/2054 (w)	3,500,000	3,943,198
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,085,963
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,039,733
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	674,429
San Francisco, CA, City & County Airports Commission Refunding Rev., “C”, 5.75%, 5/01/2048	5,000,000	5,657,872
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	2,605,000	2,704,087
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.25%, 5/01/2049	1,000,000	1,095,812
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 4%, 5/01/2052	2,500,000	2,380,923
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,028,546
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,025,146
		$62,087,206
General Obligations - General Purpose – 2.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,080,000	$1,002,550
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	810,000	813,318
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	238,428	257,451
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	497,583	553,281
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	219,601	219,789
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	383,721	382,883
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	169,415	168,110
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	230,339	222,536
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	765,550	722,150
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	282,606	191,815
Oakland, CA, General Obligation, “D”, 5.5%, 7/15/2053	5,000,000	5,792,473
State of California, Various Purpose General Obligation, 4%, 3/01/2036	2,200,000	2,308,974
State of California, Various Purpose General Obligation, 5.25%, 10/01/2050	3,000,000	3,406,366
State of California, Various Purpose General Obligation, 5.5%, 8/01/2054	1,500,000	1,749,465
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	483,590
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	450,581
		$18,725,332
General Obligations - Schools – 13.6%
Alameda, CA, Unified School District Rev. (Election of 2022), “B”, 4%, 8/01/2052	$2,000,000	$2,000,626
Alvord, CA, Unified School District (Election of 2007), General Obligation, “A”, BAM, 4%, 8/01/2048	1,000,000	1,004,447
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	3,828,457
Conejo Valley, CA, Unified School District (Election of 2014), General Obligation, Capital Appreciation, “E”, 0%, 8/01/2037	4,240,000	2,616,306
Fresno, CA, Clovis Unified School District General Obligation (Election of 2020), “C”, 4%, 8/01/2048	5,000,000	5,001,809
Garden Grove, CA, Unified School District (Election 2016), General Obligation, BAM, 4%, 8/01/2046	3,000,000	2,998,862
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,713,126
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	340,835
12
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	$1,260,000	$883,881
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,388,894
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	875,628
Los Angeles County, CA, Unified School District General Obligation, “QRR”, 5.25%, 7/01/2049 (w)	4,000,000	4,602,944
Los Angeles, CA, El Monte Union High School District General Obligation (Election of 2008), Capital Appreciation, “F”, 0%, 6/01/2047	1,000,000	373,334
Los Angeles, CA, El Monte Union High School District General Obligation (Election of 2008), Capital Appreciation, “F”, 0%, 6/01/2048	2,000,000	706,263
Los Angeles, CA, El Monte Union High School District General Obligation (Election of 2008), Capital Appreciation, “F”, 0%, 6/01/2049	1,500,000	501,118
Los Angeles, CA, Paramount Unified School District, General Obligation, “C”, BAM, 3%, 8/01/2045	1,750,000	1,519,248
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,599,543
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,238,071
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	170,000	147,355
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	105,000	88,314
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	380,655
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,300,153
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 5.5% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,071,376
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	5,047,556
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,972,401
Oakland, CA, Unified School District Rev., “A”, AGM, 5.25%, 8/01/2048	7,000,000	7,963,859
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	90,000	76,568
Riverside County, CA, Palm Springs Unified School District General Obligation (Election of 2016), “B”, 4%, 8/01/2049	3,000,000	3,004,498
San Diego, CA, La Mesa-Spring Valley School District, General Obligation, “B”, 4%, 8/01/2051	2,000,000	1,985,817
San Diego, CA, San Ysidro School District (Measure U Election of 2020), General Obligation, “B”, AGM, 4%, 8/01/2045	1,850,000	1,851,602
San Diego, CA, Unified School District (Election of 2012), General Obligation, “I”, BAM, 4%, 7/01/2047	2,145,000	2,133,400
San Francisco, CA, City & County Community College District, Election of 2020 General Obligation, “B”, BAM, 5.25%, 6/15/2049	5,000,000	5,667,848
San Luis Obispo, CA, Lucia Mar Unified School District, General Obligation, “D”, 4%, 8/01/2049	2,235,000	2,238,764
Santa Clara County, CA, Mountain View Whisman School District General Obligation (Election of 2020), “B”, 4.25%, 9/01/2045	5,750,000	5,957,017
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2042	1,000,000	1,008,672
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2044	1,250,000	1,257,512
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,476,819
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	1,114,511
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,161,305
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	2,011,537
West Contra Costa, CA, Unified School District (Election of 2020), General Obligation, “A-1”, AGM, 3%, 8/01/2046	3,365,000	2,917,900
Yolo County, CA, Davis Joint Unified School District, General Obligation, BAM, 3%, 8/01/2043	1,250,000	1,105,242
		$91,134,073
Healthcare Revenue - Hospitals – 10.2%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$5,000,000	$5,428,437
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,627,277
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,047,606
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,050,909
California Infrastructure & Economic Development Bank Rev. (Adventist Health Energy Projects), “A”, 5.25%, 7/01/2049	1,500,000	1,622,828
California Infrastructure & Economic Development Bank Rev. (Adventist Health Energy Projects), “A”, 5.25%, 7/01/2054	1,500,000	1,609,978
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	182,428
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	763,085
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,315,183
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	875,622
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	433,230
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	2,000,000	2,032,532
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,009,479
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,502,124
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	205,102
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	165,073
MSTAFS-SEM
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	$85,000	$85,030
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	403,503
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,502,957
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	4,000,000	4,337,577
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,561,760
California Public Finance Authority Rev. (Hoag Memorial Hospital Presbyterian), “A”, 4%, 7/15/2051	2,000,000	1,996,029
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2039	1,600,000	1,628,476
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2040	650,000	659,153
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	5,000,000	5,478,471
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,030,566
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5.25%, 12/01/2054	3,500,000	3,918,591
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,055,899
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	1,405,000	1,424,936
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	202,275
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,651,840
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,955,000	1,979,085
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	1,947,975
California Statewide Communities Development Authority, Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,590,682
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	5,000	5,514
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	65,000	66,867
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,058,803
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2025	290,000	290,876
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	303,796
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	707,962
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	683,424
University of California Regents, Medical Center Pooled Rev., “P”, 4%, 5/15/2053	5,000,000	5,006,553
Upland, CA (San Antonio Regional Hospital), COP, 4%, 1/01/2042	1,000,000	933,831
Upland, CA (San Antonio Regional Hospital), COP, 5%, 1/01/2047	1,000,000	1,022,305
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	346,070
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,011,613
		$68,763,312
Healthcare Revenue - Long Term Care – 2.8%
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “A”, 3.85%, 11/15/2027	$1,800,000	$1,812,512
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5%, 11/15/2043	750,000	798,850
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2048	1,000,000	1,076,616
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2053	1,250,000	1,335,188
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2058	2,000,000	2,128,431
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,013,416
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2040	650,000	687,433
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2050	1,000,000	1,039,273
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2055	1,000,000	1,033,242
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	793,355
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,228,255
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	1,405,000	1,405,054
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2040	500,000	497,937
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 5%, 4/01/2047	1,835,000	1,869,345
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	435,000	442,627
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	436,656
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	440,462
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	984,287
		$19,022,939
Industrial Revenue - Environmental Services – 3.0%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 4%, 7/01/2041 (Put Date 4/01/2025)	$3,000,000	$3,000,000
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	4,000,000	4,088,476
14
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	$3,000,000	$3,016,942
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,000,000	2,881,956
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 12/01/2044 (Put Date 12/02/2024)	3,000,000	3,002,776
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “B”, 4.8%, 11/01/2041 (Put Date 6/02/2025)	4,000,000	4,014,783
		$20,004,933
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$468,150
Miscellaneous Revenue - Other – 1.5%
California Infrastructure & Economic Development Bank Rev. (Academy of Sciences), “A”, 3.25%, 8/01/2029	$1,000,000	$1,015,283
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,344,400
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	205,000	211,590
San Francisco, CA, City & County Airports Commission, International Airport Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,575,752
San Luis Obispo, CA, Public Financing Authority, Lease Rev. (Cultural Arts District Parking Project), 5%, 12/01/2053	5,000,000	5,580,207
		$9,727,232
Multi-Family Housing Revenue – 14.1%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$2,200,000	$1,994,134
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	2,600,000	2,427,888
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	2,295,424
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	2,763,617	2,837,239
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	1,980,783	2,104,732
California Housing Finance Agency, Affordable Housing Rev., “A-1”, 4.125%, 8/01/2038	800,000	821,568
California Housing Finance Agency, Multi-Family Housing (Bayview Apartments), “W”, FNMA, 4%, 10/01/2039	3,550,000	3,562,381
California Housing Finance Agency, Multi-Family Housing (LaSalle Apartments), “V”, FNMA, 4.1%, 9/01/2040	5,000,000	5,174,364
California Housing Finance Agency, Multi-Family Housing (Sisal Apartments), “DD”, FNMA, 3.7%, 11/01/2037	5,000,000	5,028,574
California Housing Finance Agency, Multi-Family Housing (All Hallows Apartments), “U”, FNMA, 4.1%, 9/01/2040	5,000,000	5,174,364
California Housing Finance Agency, Multi-Family Housing Rev. (Ocean View Garden Apartments), “J”, FNMA, 4.33%, 2/01/2042	3,000,000	3,088,819
California Housing Finance Agency, Multi-Family Housing Rev. (Playa Del Alameda Apartments), “Q”, FNMA, 4.25%, 8/01/2041	1,000,000	1,025,899
California Housing Finance Agency, Multi-Family Housing Rev. (Shoreview Apartments), “T”, FHLMC, 4.1%, 7/01/2040	5,000,000	5,112,915
California Housing Finance Agency, Multi-Family Housing Rev. (Symphony at Del Sur), “V”, 5%, 5/01/2054 (Put Date 11/01/2026)	1,350,000	1,404,020
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	4,000,000	3,870,388
California Municipal Finance Authority, Multi-Family Housing Rev. (Gibson Drive Apartments Project), “A”, 4.45%, 12/01/2042	4,000,000	4,111,019
California Municipal Finance Authority, Multi-Family Housing Rev. (Terracine at Westpark Apartments), “A”, 3.2%, 9/01/2045	2,500,000	2,528,679
California Municipal Finance Authority, Multi-Family Tax-Exempt Mortgage-Backed (Greenfield Commons I), “A”, 5.28%, 9/01/2046	3,300,000	3,626,362
California Municipal Special Finance Agency VIII, Essential Housing Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	2,600,000	2,336,007
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	2,000,000	1,557,951
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,000,000	2,764,506
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,000,000	1,572,565
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Vintage at Folsom), “E-1”, FNMA, 4%, 10/01/2042	3,650,000	3,671,654
Carlsbad, CA, Multi-Family Housing Rev. (Mariposa Apartments), “A”, 4.6%, 2/01/2036	1,695,000	1,731,023
Los Angeles County, CA, Development Authority, Multi-Family Housing Rev. (West Los Angeles VA - Building 156 & 157 Apartments), “C”, 3.75%, 12/01/2046 (Put Date 12/01/2026)	2,750,000	2,781,104
Los Angeles County, CA, Development Authority, Multi-Family Housing Rev. (West Los Angeles VA Campus Building 402 Apartments), 3.375%, 1/01/2046 (Put Date 7/01/2026)	3,600,000	3,620,129
Los Angeles, CA, Multi-Family Housing Authority Refunding Rev., “A”, 3.75%, 4/01/2034	5,250,000	5,375,653
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,321,606	1,358,911
North Carolina Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	2,993,555	3,092,003
Sacramento County, CA, Multi-Family Housing Authority (Albert Einstein Residence Center), “A”, 4.125%, 4/01/2040	2,490,000	2,535,614
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), 4.6%, 2/01/2036	235,000	234,124
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), “C”, 4.6%, 2/01/2036	1,800,000	1,791,721
San Jose, CA, Multi-Family Housing Rev. (Parkmoor), “F-2”, 5%, 6/01/2027 (Put Date 6/01/2026)	2,000,000	2,067,002
MSTAFS-SEM
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Virginia Housing Development Authority, Rental Housing, “F”, 5.15%, 11/01/2048	$2,000,000	$2,125,085
		$94,803,821
Parking – 0.2%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$1,644,859
Port Revenue – 1.5%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	$12,000,000	$3,000,198
Los Angeles, CA, Harbor Department Refunding Rev., “A”, 5%, 8/01/2025	6,750,000	6,846,722
		$9,846,920
Sales & Excise Tax Revenue – 2.1%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$40,000	$43,505
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	390,000	384,767
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	8,906
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	114,000	114,591
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	382,000	382,993
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	5,346,000	5,398,793
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	944,000	942,039
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	385,000	384,200
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	2,826,000	2,832,192
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	31,000	25,951
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,566,000	1,207,761
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,524,000	1,078,284
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	960,000	928,800
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2025 (a)(d)(n)	555,000	536,962
		$14,269,744
Secondary Schools – 4.0%
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	$1,000,000	$968,790
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4%, 11/01/2050	500,000	489,766
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4.125%, 11/01/2052	3,075,000	3,050,874
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	987,029
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	755,245
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.5%, 5/01/2044	350,000	365,159
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.75%, 5/01/2054	435,000	455,174
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.875%, 5/01/2059	390,000	409,682
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	50,924
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	450,000	452,666
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.25%, 8/01/2038	500,000	532,526
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2043	550,000	590,025
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2047	525,000	558,116
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	415,000	417,857
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	416,897
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2040 (n)	525,000	539,812
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2050 (n)	1,000,000	1,014,244
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (n)	1,000,000	793,433
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2040 (n)	1,125,000	1,138,684
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2058 (n)	625,000	627,321
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030 (n)	900,000	926,055
16
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	$2,120,000	$2,132,927
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,245,000	1,258,034
California School Finance Authority, School Facility Rev. (Granada Hills Charter Obligated Group), “A”, 5%, 7/01/2054	525,000	549,926
California School Finance Authority, School Facility Rev. (Granada Hills Charter Obligated Group), “A”, 5%, 7/01/2064	1,000,000	1,039,725
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	900,836
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	870,000	887,408
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2034	530,000	530,522
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	519,322
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5.125%, 7/01/2044	470,000	470,263
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2047 (n)	745,000	755,057
California School Finance Authority, School Facility Rev. (KIPP SoCal Projects), “A”, 5%, 7/01/2049 (n)	1,050,000	1,078,915
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,271,937
		$26,935,151
Single Family Housing - Other – 0.2%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 5.5%, 12/01/2052	$930,000	$989,629
State & Local Agencies – 3.9%
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	$800,000	$836,457
Garden Grove, CA, Public Financing Authority Rev., “A”, BAM, 4%, 4/01/2054	4,000,000	3,953,181
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5.25%, 11/01/2047	3,735,000	4,174,769
Los Angeles County, CA, Public Works Financing Authority Rev., “H”, 5.5%, 12/01/2053	2,000,000	2,321,387
North Lake Tahoe, CA, Public Financing Authority Lease Rev. (Health and Human Services Center), 5.5%, 12/01/2047	4,425,000	4,955,434
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2037	300,000	346,019
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2038	500,000	572,974
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2039	700,000	798,835
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2040	900,000	1,020,384
Santa Clara County, CA, Financing Authority Lease Rev. (Capital Facilities), “A”, 3%, 5/01/2039	5,270,000	4,999,759
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2034	500,000	573,980
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2035	725,000	829,570
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2036	590,000	672,148
		$26,054,897
Student Loan Revenue – 0.0%
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	$275,000	$247,077
Tax - Other – 1.7%
California Municipal Finance Authority, Special Tax Rev., “B”, 5.5%, 9/01/2043	$625,000	$681,597
California Municipal Finance Authority, Special Tax Rev., “B”, 5.75%, 9/01/2053	1,850,000	2,030,140
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	2,195,000	2,307,596
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	340,000	361,757
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	735,000	819,459
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	515,000	517,531
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	170,000	173,775
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	500,000	503,674
Irvine, CA, Financial Authority Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	4,000,000	3,949,496
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	100,000	102,529
		$11,447,554
Tax Assessment – 5.6%
California Public Finance Authority, Lee Lake Senior Lien Special Tax Rev., “A”, 5.125%, 9/01/2035	$1,000,000	$1,001,028
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	940,000	977,367
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2039	1,000,000	1,058,354
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,047,080
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	505,000	464,164
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	1,975,000	1,932,258
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2044	500,000	518,719
MSTAFS-SEM
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2049	$500,000	$515,484
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,001,389
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	930,063
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 4.125%, 9/02/2038	570,000	585,030
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 5%, 9/02/2043	645,000	696,615
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	651,234
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,352,570
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,001,516
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	2,629,641
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 4.25%, 9/01/2047	5,000,000	5,089,474
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.25%, 9/01/2042	1,000,000	1,024,981
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.5%, 9/01/2047	2,550,000	2,636,799
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	911,095
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,119,104
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,387,473
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	70,000	70,716
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,467,806
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2041	1,500,000	1,737,947
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2042	1,250,000	1,443,229
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2043	1,000,000	1,150,039
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	750,539
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4%, 10/01/2048	835,000	838,324
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4.125%, 10/01/2053	1,000,000	1,004,408
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2034	300,000	317,225
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2038	275,000	285,997
		$37,597,668
Tobacco – 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$1,365,000	$1,283,810
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	5,000,000	1,146,665
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	3,515,000	3,322,982
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	330,000	339,091
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	345,000	355,236
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	2,293,331
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2051	4,000,000	4,217,947
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,325,000	1,242,085
		$14,201,147
Transportation - Special Tax – 1.0%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$500,000	$537,385
Orange County, CA, Transportation Authority, Anticipation Notes (I-405 Improvement Project), ETM, 5%, 10/15/2024	6,325,000	6,329,333
		$6,866,718
Universities - Colleges – 3.6%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$2,165,807
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	987,993
18
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	$425,000	$441,311
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,311,864
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	672,614
California Educational Facilities Authority Rev. (Saint Mary's College), “A”, 5.5%, 10/01/2053	1,250,000	1,348,281
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,017,743
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,017,053
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	507,832
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,067,641
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	653,676
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,247,023
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,035,523
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	4,413,661
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,543,846
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	467,134
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,212,079
California State University Systemwide Rev., “A”, 3%, 11/01/2052	2,000,000	1,651,310
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	200,000	166,927
		$23,929,318
Universities - Dormitories – 2.9%
California Community College Financing Authority, Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	$2,250,000	$2,340,856
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties LLC Project), “A”, 5%, 1/15/2039	650,000	709,560
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties LLC Project), “A”, 5%, 1/15/2045	1,000,000	1,061,083
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2045	600,000	621,799
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2050	650,000	671,888
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2055	825,000	848,691
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2057	450,000	462,456
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	225,000	226,818
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	2,765,359
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	392,666
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	487,663
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,452,358
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,500,000	1,502,059
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	1,740,000	1,794,302
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	2,912,653
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,545,741
		$19,795,952
Utilities - Cogeneration – 0.4%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$1,050,475
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	1,610,000	1,669,757
		$2,720,232
Utilities - Investor Owned – 0.8%
California Statewide Communities Development Authority, Pollution Control Rev. (Southern California Edison Co.), “D”, 4.5%, 11/01/2033	$5,000,000	$5,408,026
MSTAFS-SEM
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 0.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$280,000	$280,300
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	315,000	315,338
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	50,000	26,875
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	475,000	255,312
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	411,187
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,200,000	645,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	96,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	100,000	53,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	50,000	26,875
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	244,562
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	235,000	126,313
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	200,000	107,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	40,000	21,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	333,250
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	54,605
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	45,000	24,188
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	95,000	51,063
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	290,000	155,875
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	174,687
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	115,000	61,813
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	355,000	190,812
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	280,000	150,500
Truckee Donner Public Utility District, CA, Electric System Rev., “A”, 5%, 11/15/2037	1,250,000	1,382,933
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2041	420,000	456,405
		$5,647,393
Utilities - Other – 4.9%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,195,000	$1,204,245
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,735,000	2,933,428
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	4,000,000	4,095,823
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 5%, 12/01/2053 (Put Date 8/01/2029)	5,000,000	5,350,592
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	5,000,000	5,401,914
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	2,980,000	3,334,020
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,750,000	2,218,673
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,900,000	2,089,178
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,540,000	2,736,945
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,769,418
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,520,000	1,658,059
		$32,792,295
Water & Sewer Utility Revenue – 3.5%
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.625%, 9/01/2047	$1,000,000	$1,037,209
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.75%, 9/01/2052	1,100,000	1,144,346
East Bay, CA, Municipal Utility District Wastewater System Rev., “A”, 5%, 6/01/2049	1,000,000	1,121,106
East Bay, CA, Municipal Utility District Wastewater System Rev., “A”, 5%, 6/01/2054	1,000,000	1,114,443
East Bay, CA, Municipal Utility District Water System Refunding Rev., “A”, 5%, 6/01/2054	2,000,000	2,228,885
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	720,000	749,491
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	415,414
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2048	3,500,000	3,548,111
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2053	1,500,000	1,507,094
San Francisco, CA, City & County Public Utilities Commission, Power Rev. Bonds, “A”, 5%, 11/01/2053	3,500,000	3,826,005
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,114,798
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	1,560,000	1,689,674
Truckee Donner Public Utility District, CA, Water System Rev., “A”, 5%, 11/15/2042	2,070,000	2,331,271
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	849,271
		$23,677,118
Total Municipal Bonds (Identified Cost, $640,982,857)		$648,808,696
20
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.2%
Transportation - Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$902,000	$882,501
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,727,489	531,203
Total Bonds (Identified Cost, $1,566,715)		$1,413,704
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $554,839)	$973,401	$626,627
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $22,051,053)	22,049,562	$22,056,177
Other Assets, Less Liabilities – (0.1)%		(713,836)
Net Assets – 100.0%		$672,191,368
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-SEM
21

Portfolio of Investments (unaudited) – continued
MFS Georgia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.5%
Airport Revenue – 5.6%
Atlanta, GA, Airport General Refunding Rev., “C”, 4%, 7/01/2038	$1,000,000	$1,006,501
Atlanta, GA, Airport General Rev., “B”, 5.25%, 7/01/2049	1,000,000	1,098,840
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2052	1,000,000	1,056,035
Atlanta, GA, Airport General Rev., “C”, 5%, 7/01/2053	500,000	530,240
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	1,000,000	1,039,703
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	520,000	522,462
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	530,000	530,422
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	500,000	533,709
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	30,027
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	35,053
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	25,022
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	40,021
		$6,448,035
General Obligations - General Purpose – 4.5%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$204,223
Cartersville, GA, General Obligation, 2%, 10/01/2040	1,000,000	750,963
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	165,309
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	50,258	54,268
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	150,816	167,698
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	46,290	46,330
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	85,068	84,882
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	35,711	35,436
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	48,553	46,908
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	171,495	161,773
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	59,571	40,433
Dacula, GA, Urban Redevelopment Agency Rev. (Georgia Project), AGM, 4.125%, 2/01/2050	1,000,000	1,002,424
Roswell, GA, General Obligation, “A”, 4%, 2/01/2048	500,000	504,553
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	197,832
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	85,000	93,700
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	500,000	544,458
Washington County, GA, Hospital Authority Rev. Anticipation Certificates (Medical Center Project), 4%, 2/01/2044	1,000,000	990,936
		$5,092,126
General Obligations - Schools – 4.7%
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	$500,000	$506,633
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	370,000	328,198
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	532,476
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2029	1,000,000	1,007,333
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	930,000	742,056
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2043	1,000,000	1,120,265
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2044	1,000,000	1,116,797
		$5,353,758
Healthcare Revenue - Hospitals – 13.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$201,753
Cedartown, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	520,845
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2041	430,000	432,167
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	23,809
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	1,000,000	1,143,825
Columbia County, GA, Hospital Authority Rev., Taxable (Wellstar Health System, Inc. Project), “A”, AGM, 5%, 4/01/2048	1,000,000	1,079,139
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	244,889
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), “B”, 5%, 8/15/2041	850,000	954,294
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), “B”, FNMA, 5%, 8/15/2042	450,000	502,899
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	15,000	15,431
22
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	$500,000	$516,346
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	400,000	397,196
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	978,210
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,042,503
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	768,222
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System, Inc. Project), 5%, 8/01/2028	400,000	403,655
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,026,411
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	645,000	628,483
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	695,000	694,075
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	765,000	748,331
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,005,972
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	995,226
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	534,114
		$14,857,795
Healthcare Revenue - Long Term Care – 0.9%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A”, 5%, 7/01/2036	$500,000	$507,111
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	514,919
		$1,022,030
Industrial Revenue - Environmental Services – 0.2%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	$195,000	$196,751
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$130,000	$105,846
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$150,064
Miscellaneous Revenue - Other – 6.3%
Atlanta, GA, Development Authority Rev., (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	$500,000	$514,572
Atlanta, GA, Development Authority, Convertible Capital Appreciation Economic Development (Gulch Enterprise Zone Project), “A-1”, 0%, 12/15/2048	275,000	233,494
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 4%, 1/01/2054	1,250,000	1,137,944
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	1,000,000	964,566
Clarke County, GA, Classic Center Authority Rev. (Classic Center Arena Project), “A”, 4.625%, 5/01/2043	1,000,000	1,054,981
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2034	500,000	536,898
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2036	500,000	510,132
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2044	660,000	691,134
Hart County, GA, Association County Commissioners (Public Purpose Project), 4.75%, 11/01/2052	1,000,000	1,036,148
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	45,000	46,446
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	280,000	280,173
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	220,000	220,094
		$7,226,582
Multi-Family Housing Revenue – 5.7%
Atlanta, GA, Urban Residential Finance Authority Multi-Family Mortgage (Trinity Towers), “A”, 4.85%, 9/01/2043	$1,000,000	$1,072,160
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Mortgage (Flats at Stone Hogan), “A”, FNMA, 4.37%, 5/01/2044 (w)	1,000,000	1,000,918
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	1,000,000	1,011,482
DeKalb County, GA, Housing Authority, Multi-Family Rev. (Kensington Station Project), “A”, 4%, 12/01/2033	1,000,000	1,014,333
Douglas County, GA, Housing Authority, Multi-Family Rev. (Astoria at Crystal Lake Project), “A”, FNMA, 4.375%, 4/01/2043	1,000,000	1,018,009
Lawrenceville, GA, Housing Finance Authority, Multi-Family Rev. (Applewood Towers Project), “A”, 4.375%, 10/01/2042	1,000,000	1,016,156
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	320,499	329,546
		$6,462,604
Port Revenue – 2.6%
Georgia Ports Authority Rev., 4%, 7/01/2047	$1,000,000	$997,626
MSTAFS-SEM
23

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – continued
Georgia Ports Authority Rev., 4%, 7/01/2052	$1,000,000	$987,060
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,000,000	957,735
		$2,942,421
Sales & Excise Tax Revenue – 5.3%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$1,205,000	$533,725
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	10,876
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	90,000	88,792
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “A”, 5%, 7/01/2039	1,000,000	1,150,189
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), “A”, 5%, 7/01/2044 (Prerefunded 7/01/2025)	1,000,000	1,016,537
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev., “E-1”, 3%, 7/01/2040	1,000,000	909,647
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	24,000	24,124
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	82,000	82,213
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	627,000	633,192
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	196,000	195,593
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	83,000	82,828
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	578,000	579,267
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	6,000	5,023
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	326,000	251,424
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	316,000	223,581
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	145,000	48,942
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	245,000	237,038
		$6,072,991
Secondary Schools – 0.7%
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2055	$500,000	$504,224
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	250,000	250,223
		$754,447
Single Family Housing - State – 6.8%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$130,000	$130,352
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.15%, 12/01/2038	1,000,000	1,028,943
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.85%, 12/01/2041	1,465,000	1,359,231
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.6%, 12/01/2044	1,000,000	951,780
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2048	405,000	397,203
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.6%, 12/01/2049	1,000,000	1,014,000
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.7%, 12/01/2054	1,000,000	1,018,802
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B”, 4.875%, 12/01/2038	1,000,000	1,074,826
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	595,000	607,045
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	195,000	196,646
		$7,778,828
State & Local Agencies – 1.9%
Fayette County, GA, Development Authority Rev. (United States Soccer Federation, Inc. Project), 5.25%, 10/01/2054	$1,000,000	$1,087,108
Rockdale County, GA, Public Facilities Rev., 5%, 1/01/2054	1,000,000	1,096,164
		$2,183,272
Student Loan Revenue – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,826
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	130,000	110,557
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	55,000	49,416
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	520,000	522,473
		$687,272
24
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 1.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$435,000	$457,314
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	70,000	74,480
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	185,000	206,258
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2024	320,000	320,531
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	35,000	35,777
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	100,000	100,735
		$1,195,095
Tax Assessment – 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	$410,000	$422,156
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	10,024
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	9,225
		$441,405
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$560,000	$526,691
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	305,000	285,914
		$812,605
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$375,000	$306,714
Transportation - Special Tax – 0.1%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$70,000	$75,234
Universities - Colleges – 14.4%
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), “A”, 3.5%, 6/01/2035	$500,000	$502,599
Augusta, GA, Development Authority Rev. (AU Jaguar Facilities Development LLC Project), 5.5%, 7/01/2048	750,000	831,094
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	631,081
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	569,063
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	968,462
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	857,930
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038 (Prerefunded 7/01/2027)	200,000	212,295
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	800,000	827,880
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing LLC Project), 5%, 7/01/2038	750,000	800,907
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,000,000	823,443
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	531,111
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,050,599
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	319,854
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	484,206
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,047,272
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	506,481
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	762,407
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	353,857
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,000,000	1,086,802
Gwinnett County, GA, Development Authority Rev. (Student Housing), “A”, 5%, 7/01/2040	1,000,000	1,034,835
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	440,024
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	906,096
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	65,000	65,028
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	45,000	45,070
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	326,052
MSTAFS-SEM
25

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), “A”, 5%, 8/01/2035	$500,000	$516,054
		$16,500,502
Universities - Dormitories – 0.3%
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	$390,000	$392,520
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,163
		$402,683
Utilities - Investor Owned – 0.7%
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	$750,000	$778,807
Utilities - Municipal Owned – 9.5%
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	$1,195,000	$1,251,181
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2032	1,000,000	1,084,869
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	503,839
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	503,483
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, 4.5%, 7/01/2063	1,000,000	1,012,641
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2048	1,000,000	1,079,369
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2055	1,000,000	1,065,603
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2039	750,000	787,042
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2037	1,000,000	1,098,001
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2038	125,000	133,100
Georgia Municipal Electric Authority, “A”, BAM, 5.25%, 1/01/2054 (w)	1,000,000	1,105,035
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	50,000	50,054
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	60,000	60,064
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	155,000	83,312
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	245,000	131,687
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	95,000	51,063
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	490,000	489,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	45,000	24,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	45,000	24,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	125,000	67,187
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	70,000	69,095
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,928
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	37,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	25,000	13,438
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	75,000	40,313
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	60,000	32,250
		$10,851,055
Utilities - Other – 2.9%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$585,000	$632,024
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,067,723
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	750,000	810,146
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	715,000	792,983
		$3,302,876
Water & Sewer Utility Revenue – 9.2%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$806,235
Atlanta, GA, Water & Wastewater Refunding Rev., “A”, 5%, 11/01/2037	1,000,000	1,074,981
26
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Atlanta, GA, Water & Wastewater Refunding Rev., “A”, 5%, 11/01/2038	$1,000,000	$1,074,981
Atlanta, GA, Water & Wastewater Refunding Rev., “B”, 4%, 11/01/2038	500,000	510,101
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	506,218
Cherokee County, GA, Water & Sewerage Authority Rev., 4%, 8/01/2053	1,000,000	993,354
Coweta County, GA, Water & Sewerage Authority Rev., 5%, 6/01/2054	1,000,000	1,097,146
DeKalb County, GA, Water & Sewer Rev., 5%, 10/01/2052	1,000,000	1,090,245
Gainesville, GA, Water & Sewer Rev., 5%, 11/15/2046 (w)	400,000	449,789
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	127,071
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	155,000	161,349
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,064,923
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038 (Prerefunded 2/01/2026)	500,000	515,938
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	1,000,000	1,084,897
		$10,557,228
Total Municipal Bonds (Identified Cost, $112,327,141)		$112,559,026
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$204,000	$199,590
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	363,682	111,832
Total Bonds (Identified Cost, $343,711)		$311,422
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $116,956)	$205,186	$132,088
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $2,669,881)	2,669,322	$2,670,124
Other Assets, Less Liabilities – (1.2)%		(1,370,914)
Net Assets – 100.0%		$114,301,746
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-SEM
27

Portfolio of Investments (unaudited) – continued
MFS Maryland Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.5%
Airport Revenue – 1.8%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$70,000	$69,084
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	65,000	63,784
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2025	1,525,000	1,552,038
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	655,000	684,148
		$2,369,054
General Obligations - General Purpose – 11.4%
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 4/01/2033	$1,895,000	$1,914,076
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 10/01/2045	1,315,000	1,472,131
Baltimore County, MD, Metropolitan District (80th Issue), 4%, 3/01/2045	1,500,000	1,503,693
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	225,000	208,865
Cheverly, MD, Public Improvement, 4.5%, 11/01/2047	490,000	514,060
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	45,031	48,624
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	121,739	135,366
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	41,476	41,511
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	75,390	75,225
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	31,997	31,751
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	43,504	42,030
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	150,243	141,725
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	53,375	36,228
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	1,155,000	935,694
Howard County, MD, Metropolitan District Project, “C”, 4%, 2/15/2048	1,500,000	1,502,350
Hyattsville, MD, General Obligation , 5%, 1/01/2049	1,000,000	1,012,098
Maryland Community Development Administration, Local Government Infrastructure, “A-2”, 4%, 6/01/2036	1,210,000	1,249,062
Maryland State & Local Facilities Loan, General Obligation Refunding, “A”, 5%, 8/01/2025	2,055,000	2,094,258
Montgomery County, MD, General Obligation, Consolidated Public Improvement, “A”, 5%, 8/01/2035	1,000,000	1,158,784
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	175,851
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	205,000	204,470
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	95,000	94,283
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	130,000	131,198
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	50,000	50,210
		$14,773,543
General Obligations - Schools – 0.5%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$325,000	$288,282
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	405,000	405,688
		$693,970
Healthcare Revenue - Hospitals – 15.7%
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045 (Prerefunded 7/01/2029)	$5,000	$5,293
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	9,533
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	540,000	526,172
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	750,000	795,817
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	772,041
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	978,474
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2039	1,145,000	1,164,218
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2041	1,000,000	1,003,226
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028 (Prerefunded 7/01/2025)	750,000	761,617
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,000,000	982,633
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,155,000	1,337,730
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), 5%, 8/15/2033	1,030,000	1,036,055
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 8/15/2041	505,000	505,185
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	773,217
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	612,538
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	506,556
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2033	1,205,000	1,298,641
28
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2035	$500,000	$540,069
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,024,363
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,044,586
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D”, 4%, 7/01/2048	1,250,000	1,222,535
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, 4%, 4/15/2045	995,000	991,115
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	1,240,000	1,258,376
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	590,000	589,215
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	635,000	621,396
		$20,360,601
Healthcare Revenue - Long Term Care – 2.6%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$953,011
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	452,917
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	502,034
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	508,754
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	350,757
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), “B”, 5%, 1/01/2032	575,000	630,897
		$3,398,370
Healthcare Revenue - Other – 0.2%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$315,000	$315,225
Industrial Revenue - Environmental Services – 0.2%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	$230,000	$232,066
Miscellaneous Revenue - Other – 2.1%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$20,000	$20,116
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	85,000	85,736
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	70,000	70,222
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,087,467
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	41,286
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	415,000	421,193
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	240,000	240,149
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	315,000	315,135
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	490,000	515,414
		$2,796,718
Multi-Family Housing Revenue – 9.1%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$500,287
Howard County, MD, Housing Commission Rev. (Orchard Meadows Apartments), 5%, 12/01/2043	500,000	535,993
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	777,988
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, FHA, 4%, 7/01/2048	500,000	481,445
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 3.65%, 7/01/2049	505,000	472,873
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 3.35%, 7/01/2049	1,765,000	1,528,011
Montgomery County, MD, Housing Opportunities Commission Multiple Purpose Rev., “C”, 5.5%, 1/01/2048	1,000,000	1,151,532
Montgomery County, MD, Housing Opportunities Commission Multiple Purpose Rev., “C”, 5.125%, 1/01/2053	500,000	551,919
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A”, 4.85%, 7/01/2053	500,000	514,081
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A-1”, FHA, 3.05%, 7/01/2044	1,000,000	829,072
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 5.125%, 7/01/2037	1,000,000	1,019,807
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	983,243
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	279,536	287,427
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	765,000	555,171
MSTAFS-SEM
29

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Virginia Housing Development Authority, Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	$500,000	$531,271
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Taxable (Flats at Bishop Woods Project), “E”, 4.75%, 6/01/2043	1,000,000	1,059,478
		$11,779,598
Parking – 1.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,396,411
Port Revenue – 1.2%
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2044	$500,000	$518,118
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2049	250,000	257,197
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	650,000	686,233
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	190,000	147,768
		$1,609,316
Sales & Excise Tax Revenue – 2.5%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$10,000	$10,876
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	75,000	73,993
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	21,000	21,109
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	81,000	81,211
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,817,000	1,834,943
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	160,000	159,668
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	75,000	74,844
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	267,000	267,585
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	6,000	5,023
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	338,000	260,679
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	332,000	234,902
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	151,000	50,967
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	116,100
		$3,191,900
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	$250,000	$253,131
Single Family Housing - Local – 2.0%
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “A”, FHA, 5.75%, 7/01/2054	$995,000	$1,094,878
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, VRDN, 3.21%, 7/01/2039	1,500,000	1,500,000
		$2,594,878
Single Family Housing - State – 10.0%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 2.1%, 9/01/2041	$1,500,000	$1,081,410
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	500,000	510,122
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 5.5%, 9/01/2053	945,000	1,031,325
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 2.1%, 3/01/2033	250,000	213,530
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2051	830,000	818,231
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 5.05%, 3/01/2047	1,000,000	1,047,448
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 6%, 3/01/2053	915,000	991,585
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 5.1%, 3/01/2048	1,000,000	1,040,475
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 3/01/2054	975,000	1,077,719
30
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	$1,000,000	$879,407
Maryland Community Development Administration, Department of Housing & Community Development Rev., “D”, FHA, 3.1%, 4/01/2026	975,000	974,647
Maryland Department of Housing & Community Development, “G”, VRDN, 3.18%, 9/01/2040	2,300,000	2,300,000
Maryland Department of Housing & Community Development, “J”, VRDN, 3.18%, 9/01/2040	1,000,000	1,000,000
		$12,965,899
State & Local Agencies – 12.5%
Baltimore County, MD, Rev. Certificates of Participation, (Equipment Acquisition Program), 5%, 3/01/2026	$1,000,000	$1,034,897
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	500,000	519,686
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2035	1,725,000	1,832,127
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2038	500,000	528,002
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	2,000,000	515,838
Maryland Stadium Authority, Built to Learn Rev., 4%, 6/01/2046	1,405,000	1,402,704
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2036	1,000,000	1,048,899
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2041	1,500,000	1,527,040
Maryland Stadium Authority, Sport Entertainment Facilities Rev. (Hagerstown Project), “A”, 5.25%, 6/15/2052	1,000,000	1,098,164
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	949,343
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,070,481
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2048	1,500,000	1,566,849
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), “A”, 5%, 7/15/2040	1,500,000	1,699,316
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	1,315,000	1,465,055
		$16,258,401
Student Loan Revenue – 0.4%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$115,000	$97,801
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	435,000	437,068
		$534,869
Tax - Other – 1.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$90,000	$95,759
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	225,000	250,855
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	850,000	851,943
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	504,351
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	600,000	484,196
		$2,187,104
Tax Assessment – 3.7%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$500,000	$506,870
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), “B”, 3.875%, 6/01/2046 (n)	300,000	264,477
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	512,530
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	250,000	250,201
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	463,730
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), “B”, 4%, 7/01/2040	170,000	162,755
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), “A”, 5%, 7/01/2026	820,000	849,233
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), “A”, 5%, 7/01/2043 (n)	250,000	255,433
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 5%, 2/15/2044	750,000	809,694
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	300,000	291,248
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	500,000	441,664
		$4,807,835
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$410,000	$382,609
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	500,000	470,260
MSTAFS-SEM
31

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$300,000	$281,227
		$1,134,096
Toll Roads – 1.1%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$500,000	$489,429
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	915,000	983,718
		$1,473,147
Transportation - Special Tax – 4.8%
Maryland Department of Transportation, Consolidated Transportation, 4%, 12/15/2029	$1,500,000	$1,500,329
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 7/01/2043	1,000,000	1,129,295
Maryland Department of Transportation, Consolidated Transportation, “A”, 3%, 10/01/2033	500,000	489,018
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	1,000,000	989,858
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	75,000	84,418
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	459,812
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	459,008
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	1,140,000	1,180,322
		$6,292,060
Universities - Colleges – 3.9%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2044	$500,000	$501,522
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	500,362
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,052,197
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	457,678
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5.5%, 6/01/2047	1,000,000	1,071,127
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	708,052
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	232,132
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	420,000	369,620
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	65,000	65,101
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	110,000	109,445
		$5,067,236
Universities - Dormitories – 2.5%
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	$750,000	$806,954
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	768,577
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	1,035,815
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	315,000	315,240
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	300,166
		$3,226,752
Utilities - Municipal Owned – 0.9%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$10,000	$5,375
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	53,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	160,000	86,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	250,000	134,375
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	21,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	95,000	51,062
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	45,000	24,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	21,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	125,000	67,187
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,928
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	5,375
32
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	$20,000	$10,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	32,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	34,938
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	65,000	34,938
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	26,875
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	555,000	469,625
		$1,121,866
Utilities - Other – 1.8%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$720,000	$777,876
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	400,000	439,827
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	665,000	716,562
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	410,000	447,239
		$2,381,504
Water & Sewer Utility Revenue – 0.7%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2038	$550,000	$564,453
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	106,740
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	130,000	135,325
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	50,201
		$856,719
Total Municipal Bonds (Identified Cost, $124,071,997)		$124,072,269
Bonds – 0.2%
Transportation - Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$165,000	$161,434
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	363,682	111,832
Total Bonds (Identified Cost, $305,145)		$273,266
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $104,792)	$183,846	$118,351
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $3,815,182)	3,814,937	$3,816,081
Other Assets, Less Liabilities – 1.3%		1,643,808
Net Assets – 100.0%		$129,923,775
See Portfolio Footnotes and Notes to Financial Statements
MSTAFS-SEM
33

Portfolio of Investments (unaudited) – continued
MFS Massachusetts Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.3%
Airport Revenue – 5.8%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$265,000	$261,531
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	250,000	245,324
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	2,000,000	2,113,911
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	2,891,277
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,066,716
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,455,000	3,715,574
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,525,083
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,126,756
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	3,055,000	3,197,868
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,675,000	1,787,924
		$21,931,964
General Obligations - General Purpose – 13.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$705,000	$654,442
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	1,740,000	1,714,606
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,463,951
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5%, 5/01/2048	2,000,000	2,217,156
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,141,996
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 11/01/2024	4,000,000	4,004,822
Commonwealth of Massachusetts, General Obligation, “B”, 4%, 5/01/2045	2,000,000	1,994,477
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	156,003	168,450
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	343,525	381,978
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	143,685	143,808
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	282,284	281,667
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	110,848	109,994
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	150,711	145,606
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	516,737	487,443
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	184,909	125,505
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2041	1,095,000	1,210,909
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2042	1,130,000	1,242,580
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2034	1,125,000	1,209,429
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,671,443
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,471,950
Milton, MA, General Obligation Bond Anticipation Notes, 5%, 12/18/2024	989,692	992,683
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2039	1,090,000	1,151,427
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2040	1,125,000	1,175,843
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2041	1,000,000	1,034,736
New Bedford, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 9/01/2047	3,000,000	2,988,458
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2025	350,000	358,841
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2041	685,000	698,805
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2042	790,000	802,096
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2043	730,000	735,036
Provincetown, MA, General Obligation Municipal Purpose Loan, Taxable, 3%, 6/15/2028	755,000	755,092
Quincy, MA, General Obligation Bond Anticipation Notes, 5%, 7/25/2025	2,500,000	2,544,715
Quincy, MA, General Obligation, “B”, 5%, 7/01/2038	675,000	775,615
Quincy, MA, General Obligation, “B”, 5%, 7/01/2039	740,000	843,044
Quincy, MA, General Obligation, “B”, 5%, 7/01/2040	785,000	886,379
Quincy, MA, General Obligation, “B”, 5%, 7/01/2041	620,000	696,994
Quincy, MA, General Obligation, “B”, 5%, 7/01/2042	600,000	672,025
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	307,739
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	280,239
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	630,000	628,373
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	280,000	277,887
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	395,000	398,641
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	160,000	160,671
34
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	$5,000,000	$4,077,571
		$49,085,122
General Obligations - Schools – 0.6%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,270,000	$1,126,518
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	1,285,000	1,287,181
		$2,413,699
Healthcare Revenue - Hospitals – 15.7%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$2,405,000	$2,611,078
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,960,000	1,909,810
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,606,898
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,001,079
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “J-2”, 5%, 7/01/2043	2,855,000	2,948,944
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “J-2”, 5%, 7/01/2048	3,115,000	3,206,591
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2036	635,000	686,184
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2037	850,000	916,048
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2038	700,000	751,336
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 5.25%, 7/01/2048	2,000,000	2,207,977
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,026,326
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,051,223
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,049,309
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 4%, 3/01/2054	2,500,000	2,442,433
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 5.25%, 3/01/2054	3,000,000	3,344,594
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	1,690,000	1,734,463
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	437,211
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	2,000,000	2,029,803
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “D”, 5%, 7/01/2054	3,000,000	3,254,528
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,000,815
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046 (n)	1,000,000	1,010,944
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2041	1,810,000	1,850,240
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,525,074
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	1,500,000	1,502,727
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,321,033
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	1,876,571
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,043,401
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,017,848
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	1,890,357
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	2,012,670
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	4,075,000	3,994,072
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	2,120,000	2,117,178
		$59,378,765
Healthcare Revenue - Long Term Care – 1.3%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,250,000	$1,258,615
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	415,361	42
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	465,544
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	540,455
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)	500,000	513,410
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	838,660
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,285,215
		$4,901,941
Industrial Revenue - Environmental Services – 0.3%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 12/01/2044 (Put Date 12/02/2024)	$1,165,000	$1,166,078
MSTAFS-SEM
35

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$468,150
Miscellaneous Revenue - Other – 2.4%
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	$1,000,000	$1,061,243
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,059,261
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,047,468
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,180,000	1,246,787
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,105,045
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	140,000	144,501
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	950,000	950,588
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,495,000	1,572,540
		$9,187,433
Multi-Family Housing Revenue – 6.8%
Massachusetts Housing Finance Agency Housing, “B”, 4.125%, 12/01/2036	$3,000,000	$2,997,618
Massachusetts Housing Finance Agency Housing, “C”, 5.35%, 12/01/2049	75,000	75,032
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	3,000,000	2,996,422
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	997,545
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	2,025,000	1,970,267
Massachusetts Housing Finance Agency, “A-1”, 4.55%, 12/01/2044	1,000,000	1,022,201
Massachusetts Housing Finance Agency, “A-1”, 4.7%, 12/01/2049	800,000	811,633
Massachusetts Housing Finance Agency, “A-1”, 4.8%, 12/01/2054	1,000,000	1,031,628
Massachusetts Housing Finance Agency, “C-1”, 4.85%, 12/01/2043	1,000,000	1,043,524
Massachusetts Housing Finance Agency, “C-1”, 5.1%, 12/01/2048	1,000,000	1,041,514
Massachusetts Housing Finance Agency, “C-1”, 5.2%, 12/01/2053	1,000,000	1,051,889
Massachusetts Housing Finance Agency, “C-1”, 5.125%, 12/01/2057	3,000,000	3,142,622
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	848,039
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,672,831
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,426,132
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,190,851
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,091,601	1,122,414
North Carolina Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	997,852	1,030,668
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	140,000	143,812
		$25,616,642
Sales & Excise Tax Revenue – 5.6%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$25,000	$27,191
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	255,000	251,578
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,092,021
Massachusetts Bay Transportation Authority, Senior Sales Tax, “A”, 5.25%, 7/01/2052	4,000,000	4,518,053
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	4,264,074
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	4,948
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	73,000	73,378
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	239,000	239,622
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,806,000	3,843,585
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	597,000	595,760
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	256,000	255,468
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	2,179,000	2,183,775
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	22,000	18,417
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,059,000	816,743
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,011,000	715,318
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	475,000	160,327
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	585,000	565,987
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2025 (a)(d)(n)	360,000	348,300
		$20,974,545
36
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 2.2%
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2054	$1,000,000	$1,002,173
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	290,000	286,742
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,010,116
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	504,015
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,022,650
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,016,868
Massachusetts Development Finance Agency Rev. (Middlesex School Issue), 4.25%, 7/01/2054	1,350,000	1,323,188
Massachusetts Development Finance Agency Rev. (Roxbury Latin School), “A”, 3.5%, 7/01/2044	265,000	246,235
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,006,863
		$8,418,850
Single Family Housing - State – 4.6%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$385,000	$386,043
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	356,299
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	476,651
Massachusetts Housing Finance Agency, Single Family Housing Rev., “215”, GNMA, 4%, 12/01/2050	1,910,000	1,931,788
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	350,759
Massachusetts Housing Finance Agency, Single Family Housing Rev., “222”, GNMA, 3%, 6/01/2051	805,000	792,835
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	3,780,000	4,043,863
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.3%, 6/01/2025	475,000	477,221
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.35%, 12/01/2025	525,000	530,782
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.45%, 6/01/2026	315,000	320,707
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.5%, 12/01/2044	1,250,000	1,272,505
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.7%, 12/01/2049	2,750,000	2,804,160
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.5%, 12/01/2049	630,000	634,838
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.55%, 12/01/2054	500,000	504,054
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,520,098
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.7%, 12/01/2033	500,000	536,781
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.75%, 12/01/2034	560,000	600,841
		$17,540,225
Student Loan Revenue – 5.9%
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	$1,400,000	$1,487,109
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,390,300
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	2,275,000	1,987,153
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, “B”, 4.25%, 7/01/2044	3,000,000	2,960,795
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 5%, 7/01/2031	1,000,000	1,075,871
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2046	2,250,000	2,116,429
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3.75%, 7/01/2047	4,000,000	3,558,354
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,000,000	1,469,417
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	3,000,000	2,727,593
Massachusetts Educational Financing Authority, Educational Loan Rev., “N”, 4.25%, 7/01/2032	1,800,000	1,824,730
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	180,000	161,723
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,510,000	1,517,181
		$22,276,655
Tax - Other – 0.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$1,670,000	$1,755,665
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	270,000	287,278
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	710,000	791,586
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	120,000	122,665
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	370,000	372,718
		$3,329,912
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$25,059
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	31,000	31,777
		$56,836
MSTAFS-SEM
37

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,290,000	$1,203,819
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	800,000	752,416
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,100,000	1,031,165
		$2,987,400
Toll Roads – 0.3%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,082,672
Transportation - Special Tax – 4.2%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$2,934,221
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,123,292
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement Program), “B”, 5%, 6/01/2049	3,000,000	3,313,471
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, VRDN, 3.15%, 3/01/2030	6,435,000	6,435,000
		$15,805,984
Universities - Colleges – 19.0%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), “M”, 3%, 7/01/2047	$2,830,000	$2,237,309
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	3,015,000	3,271,621
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	2,865,231
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2040	850,000	952,562
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2042	950,000	1,055,749
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 4.125%, 11/01/2043	1,250,000	1,256,315
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,010,394
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	869,780
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	647,922
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	351,199
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,911,361
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,538,461
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	896,999
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	4,580,000	4,590,882
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	741,455
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	2,845,000	2,887,796
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,044,572
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,015,773
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,225,594
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	211,161
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	1,008,252
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2052	2,300,000	2,363,396
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2042	475,000	455,217
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2050	1,825,000	1,679,084
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,224,432
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2042	2,000,000	2,295,191
Massachusetts Development Finance Agency Rev. (Simmons University), “H”, SYNCORA, 5.25%, 10/01/2026	970,000	989,499
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,069,536
Massachusetts Development Finance Agency Rev. (Springfield College), “A”, 4%, 6/01/2056	3,000,000	2,523,669
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	901,999
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,218,866
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	2,000,000	2,012,633
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,122,391
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,690,579
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,021,702
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,437,638
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,881,061
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,090,858
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.45%, 11/01/2030 (Put Date 4/01/2026)	3,500,000	3,454,878
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), “I”, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,200,000	2,141,240
38
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	$240,000	$240,104
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,072
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	90,206
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	476,064
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,538,610
		$71,584,313
Universities - Dormitories – 0.6%
Massachusetts Development Finance Agency Rev., CHF Merrimack, Inc. Issue (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	$1,200,000	$1,239,099
Massachusetts Development Finance Agency Rev., CHF Merrimack, Inc. Issue (Merrimack College Student Housing Project), “A”, 5%, 7/01/2060	1,100,000	1,127,139
		$2,366,238
Utilities - Municipal Owned – 0.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$200,000	$200,214
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	235,252
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	35,000	18,813
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	315,000	169,312
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	274,125
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	800,000	430,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	65,000	34,938
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	16,125
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	300,000	161,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	150,000	80,625
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	135,000	72,562
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	13,438
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	223,062
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	385,000	380,279
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,748
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	30,000	16,125
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	65,000	34,938
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	118,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	75,000	40,313
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	230,000	123,625
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	190,000	102,125
		$2,780,119
Utilities - Other – 3.8%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$2,250,000	$2,430,861
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,200,000	1,319,481
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,065,000	2,225,115
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	2,720,000	3,016,664
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,270,000	1,385,351
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,610,000	1,658,292
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	2,020,000	2,126,681
		$14,162,445
Water & Sewer Utility Revenue – 1.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$455,000	$473,637
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,384,481
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,428,337
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2042	430,000	488,999
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2043	750,000	848,933
MSTAFS-SEM
39

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	$595,000	$675,549
		$6,299,936
Total Municipal Bonds (Identified Cost, $366,025,365)		$363,815,924
Bonds – 0.2%
Transportation - Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$568,440
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,091,045	335,497
Total Bonds (Identified Cost, $1,000,706)		$903,937
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $363,030)	$636,896	$410,002
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $7,728,764)	7,728,062	$7,730,380
Other Assets, Less Liabilities – 1.3%		4,872,862
Net Assets – 100.0%		$377,733,105
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Alabama Fund	$1,891,023	$71,424,686
Arkansas Fund	1,760,954	147,532,496
California Fund	22,056,177	650,849,027
Georgia Fund	2,670,124	113,002,536
Maryland Fund	3,816,081	124,463,886
Massachusetts Fund	7,730,380	365,129,863
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Alabama Fund	$1,119,005	1.5%
Arkansas Fund	1,952,802	1.3%
California Fund	60,329,895	9.0%
Georgia Fund	2,813,904	2.5%
Maryland Fund	2,495,114	1.9%
Massachusetts Fund	6,333,273	1.7%
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
40
MSTAFS-SEM

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The following fund(s) holds the following restricted securities:
Alabama Fund
Restricted Securities	Acquisition Date	Cost	Value
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040	6/10/2020	$312,924	$319,480
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
MSTAFS-SEM
41

Financial Statements
Statements of Assets and Liabilities
At 9/30/24 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $71,896,613, $149,536,080, and $643,104,411, respectively)	$71,424,686	$147,532,496	$650,849,027
Investments in affiliated issuers, at value (identified cost, $1,890,762, $1,760,548, and $22,051,053, respectively)	1,891,023	1,760,954	22,056,177
Cash	—	—	11,479
Receivables for
Investments sold	—	195,000	30,000
Fund shares sold	53,569	54,629	1,401,510
Interest	804,865	1,734,370	7,330,383
Receivable from investment adviser	6,618	4,147	—
Other assets	8,808	9,905	10,600
Total assets	$74,189,569	$151,291,501	$681,689,176
Liabilities
Payables for
Distributions	$21,975	$18,733	$143,489
Fund shares reacquired	82,824	196,161	608,353
When-issued investments purchased	554,920	689,332	8,517,945
Payable to affiliates
Investment adviser	—	—	31,995
Administrative services fee	228	348	1,158
Shareholder servicing costs	12,791	29,820	113,647
Distribution and service fees	1,414	1,330	5,687
Payable for independent Trustees' compensation	20	66	3,318
Payable for audit and tax fees	33,453	33,454	33,461
Accrued expenses and other liabilities	12,389	19,844	38,755
Total liabilities	$720,014	$989,088	$9,497,808
Net assets	$73,469,555	$150,302,413	$672,191,368
Net assets consist of
Paid-in capital	$79,405,357	$161,800,352	$693,670,661
Total distributable earnings (loss)	(5,935,802)	(11,497,939)	(21,479,293)
Net assets	$73,469,555	$150,302,413	$672,191,368
42

Statements of Assets and Liabilities (unaudited) – continued
	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$51,592,567	$121,546,631	$424,880,252
Class B	55,779	47,669	123,380
Class C	—	—	9,618,750
Class I	18,112,167	21,815,314	152,305,113
Class R6	3,709,042	6,892,799	85,263,873
Total net assets	$73,469,555	$150,302,413	$672,191,368
Shares of beneficial interest outstanding
Class A	5,362,471	13,143,915	74,796,126
Class B	5,795	5,149	21,710
Class C	—	—	1,687,901
Class I	1,975,436	2,376,324	16,472,706
Class R6	404,512	750,918	9,227,936
Total shares of beneficial interest outstanding	7,748,214	16,276,306	102,206,379
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.62	$9.25	$5.68
Offering price per share (100 / 95.75 x net asset value per share)	$10.05	$9.66	$5.93
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.63	$9.26	$5.68
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$—	$5.70
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.17	$9.18	$9.25
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.17	$9.18	$9.24
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
43

Statements of Assets and Liabilities (unaudited) – continued
At 9/30/24	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $112,787,808, $124,481,934, and $367,389,101, respectively)	$113,002,536	$124,463,886	$365,129,863
Investments in affiliated issuers, at value (identified cost, $2,669,881, $3,815,182, and $7,728,764, respectively)	2,670,124	3,816,081	7,730,380
Cash	—	—	3,826
Receivables for
Investments sold	5,000	10,000	1,535,546
Fund shares sold	60,408	1,046,379	603,812
Interest	1,273,812	1,461,003	4,522,524
Receivable from investment adviser	533	9,765	—
Other assets	10,782	11,886	10,541
Total assets	$117,023,195	$130,819,000	$379,536,492
Liabilities
Payables for
Distributions	$18,280	$32,192	$107,138
Investments purchased	2,671	—	—
Interest expense and fees	—	10,682	—
Fund shares reacquired	80,324	118,095	1,540,911
When-issued investments purchased	2,550,646	—	—
Payable to the holders of the floating rate certificates	—	660,449	—
Payable to affiliates
Investment adviser	—	—	5,053
Administrative services fee	291	315	703
Shareholder servicing costs	14,354	24,594	77,174
Distribution and service fees	2,157	2,032	4,940
Payable for independent Trustees' compensation	43	2,010	2,048
Payable for audit and tax fees	33,453	33,453	33,460
Accrued expenses and other liabilities	19,230	11,403	31,960
Total liabilities	$2,721,449	$895,225	$1,803,387
Net assets	$114,301,746	$129,923,775	$377,733,105
Net assets consist of
Paid-in capital	$121,484,552	$136,625,155	$402,398,564
Total distributable earnings (loss)	(7,182,806)	(6,701,380)	(24,665,459)
Net assets	$114,301,746	$129,923,775	$377,733,105
44

Statements of Assets and Liabilities (unaudited) – continued
	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$78,962,711	$75,497,567	$180,821,880
Class B	53,571	180,726	138,493
Class I	18,048,798	39,488,362	185,421,402
Class R6	17,236,666	14,757,120	11,351,330
Total net assets	$114,301,746	$129,923,775	$377,733,105
Shares of beneficial interest outstanding
Class A	7,697,477	7,397,993	17,405,071
Class B	5,203	17,718	13,308
Class I	1,940,417	4,289,645	20,391,249
Class R6	1,852,122	1,602,621	1,247,587
Total shares of beneficial interest outstanding	11,495,219	13,307,977	39,057,215
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$10.26	$10.21	$10.39
Offering price per share (100 / 95.75 x net asset value per share)	$10.72	$10.66	$10.85
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.30	$10.20	$10.41
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.30	$9.21	$9.09
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.31	$9.21	$9.10
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.
See Notes to Financial Statements
45

Financial Statements
Statements of Operations
Six months ended 9/30/24 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Alabama Fund	Arkansas Fund	California Fund
Net investment income (loss)
Interest	$1,318,911	$2,751,916	$12,059,904
Dividends from affiliated issuers	52,061	51,326	379,479
Total investment income	$1,370,972	$2,803,242	$12,439,383
Expenses
Management fee	$157,967	$330,931	$1,387,894
Distribution and service fees	62,008	150,059	536,467
Shareholder servicing costs	23,634	54,703	183,597
Administrative services fee	10,202	15,668	49,068
Independent Trustees' compensation	1,680	2,355	6,237
Custodian fee	8,165	12,797	35,631
Shareholder communications	3,561	4,717	9,428
Audit and tax fees	34,519	34,521	34,528
Legal fees	2,862	3,251	12,593
Registration fees	30,852	32,750	40,972
Miscellaneous	15,226	15,845	19,622
Total expenses	$350,676	$657,597	$2,316,037
Fees paid indirectly	(8)	(11)	(283)
Reduction of expenses by investment adviser and distributor	(61,437)	(158,238)	(330,726)
Net expenses	$289,231	$499,348	$1,985,028
Net investment income (loss)	$1,081,741	$2,303,894	$10,454,355
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(137,549)	$(571,244)	$(741,568)
Affiliated issuers	314	291	(544)
Net realized gain (loss)	$(137,235)	$(570,953)	$(742,112)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,445,915	$3,094,454	$11,895,014
Affiliated issuers	103	16	3,876
Net unrealized gain (loss)	$1,446,018	$3,094,470	$11,898,890
Net realized and unrealized gain (loss)	$1,308,783	$2,523,517	$11,156,778
Change in net assets from operations	$2,390,524	$4,827,411	$21,611,133
See Notes to Financial Statements
46

Statements of Operations (unaudited) – continued
Six months ended 9/30/24	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income (loss)
Interest	$1,980,334	$2,354,967	$6,636,781
Dividends from affiliated issuers	37,977	90,203	298,590
Total investment income	$2,018,311	$2,445,170	$6,935,371
Expenses
Management fee	$243,125	$278,350	$815,780
Distribution and service fees	95,894	91,912	225,687
Shareholder servicing costs	27,984	45,062	139,106
Administrative services fee	12,893	14,006	30,989
Independent Trustees' compensation	2,009	2,267	4,247
Custodian fee	11,943	13,000	22,984
Shareholder communications	4,369	4,456	7,347
Audit and tax fees	34,519	34,519	34,527
Legal fees	2,992	6,757	15,261
Registration fees	31,120	33,966	32,144
Interest expense and fees	—	2,993	—
Miscellaneous	15,631	15,532	18,379
Total expenses	$482,479	$542,820	$1,346,451
Fees paid indirectly	(5)	(53)	(299)
Reduction of expenses by investment adviser and distributor	(39,621)	(93,721)	(89,766)
Net expenses	$442,853	$449,046	$1,256,386
Net investment income (loss)	$1,575,458	$1,996,124	$5,678,985
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(184,155)	$(1,583)	$(117,564)
Affiliated issuers	198	492	1,203
Net realized gain (loss)	$(183,957)	$(1,091)	$(116,361)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,269,658	$2,248,296	$6,639,940
Affiliated issuers	(116)	284	(93)
Net unrealized gain (loss)	$2,269,542	$2,248,580	$6,639,847
Net realized and unrealized gain (loss)	$2,085,585	$2,247,489	$6,523,486
Change in net assets from operations	$3,661,043	$4,243,613	$12,202,471
See Notes to Financial Statements
47

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 9/30/24 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$1,081,741	$2,303,894	$10,454,355
Net realized gain (loss)	(137,235)	(570,953)	(742,112)
Net unrealized gain (loss)	1,446,018	3,094,470	11,898,890
Change in net assets from operations	$2,390,524	$4,827,411	$21,611,133
Total distributions to shareholders	$(1,086,769)	$(2,303,590)	$(10,441,532)
Change in net assets from fund share transactions	$4,891,351	$1,277,513	$73,382,775
Total change in net assets	$6,195,106	$3,801,334	$84,552,376
Net assets
At beginning of period	67,274,449	146,501,079	587,638,992
At end of period	$73,469,555	$150,302,413	$672,191,368
Six months ended 9/30/24 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$1,575,458	$1,996,124	$5,678,985
Net realized gain (loss)	(183,957)	(1,091)	(116,361)
Net unrealized gain (loss)	2,269,542	2,248,580	6,639,847
Change in net assets from operations	$3,661,043	$4,243,613	$12,202,471
Total distributions to shareholders	$(1,571,448)	$(1,976,566)	$(5,708,783)
Change in net assets from fund share transactions	$4,948,312	$7,820,862	$17,017,565
Total change in net assets	$7,037,907	$10,087,909	$23,511,253
Net assets
At beginning of period	107,263,839	119,835,866	354,221,852
At end of period	$114,301,746	$129,923,775	$377,733,105
See Notes to Financial Statements
48

Statements of Changes in Net Assets – continued
Year ended 3/31/24	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$2,020,550	$4,390,480	$17,655,048
Net realized gain (loss)	(768,204)	(707,945)	(3,001,725)
Net unrealized gain (loss)	869,857	216,212	10,568,022
Change in net assets from operations	$2,122,203	$3,898,747	$25,221,345
Total distributions to shareholders	$(2,062,899)	$(4,467,612)	$(18,372,917)
Change in net assets from fund share transactions	$(2,477,568)	$(1,217,342)	$85,698,568
Total change in net assets	$(2,418,264)	$(1,786,207)	$92,546,996
Net assets
At beginning of period	69,692,713	148,287,286	495,091,996
At end of period	$67,274,449	$146,501,079	$587,638,992
Year ended 3/31/24	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$2,956,054	$3,840,574	$11,329,501
Net realized gain (loss)	(534,795)	(1,146,398)	(4,388,982)
Net unrealized gain (loss)	999,901	313,716	2,439,001
Change in net assets from operations	$3,421,160	$3,007,892	$9,379,520
Total distributions to shareholders	$(3,038,662)	$(3,942,683)	$(11,611,381)
Change in net assets from fund share transactions	$1,754,087	$(8,134,735)	$(49,746,133)
Total change in net assets	$2,136,585	$(9,069,526)	$(51,977,994)
Net assets
At beginning of period	105,127,254	128,905,392	406,199,846
At end of period	$107,263,839	$119,835,866	$354,221,852
See Notes to Financial Statements
49

Financial Statements
Financial Highlights
MFS Alabama Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.45	$9.41	$9.89	$10.46	$10.18	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.22	$0.16	$0.22	$0.27
Net realized and unrealized gain (loss)	0.17	0.05	(0.47)	(0.57)	0.28	0.02
Total from investment operations	$0.31	$0.32	$(0.25)	$(0.41)	$0.50	$0.29
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.23)	$(0.16)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$9.62	$9.45	$9.41	$9.89	$10.46	$10.18
Total return (%) (r)(s)(t)(x)	3.35(n)	3.50	(2.52)	(4.00)	4.91	2.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.09	1.05	0.99	1.01	1.04
Expenses after expense reductions (f)	0.90(a)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	3.00(a)	2.95	2.33	1.52	2.07	2.56
Portfolio turnover rate	12(n)	24	30	10	25	30
Net assets at end of period (000 omitted)	$51,593	$46,630	$46,256	$62,260	$61,257	$53,321
	Six months ended	Year ended
Class B	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.46	$9.41	$9.90	$10.47	$10.18	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.15	$0.08	$0.15	$0.19
Net realized and unrealized gain (loss)	0.17	0.06	(0.48)	(0.57)	0.28	0.03
Total from investment operations	$0.28	$0.26	$(0.33)	$(0.49)	$0.43	$0.22
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.16)	$(0.08)	$(0.14)	$(0.19)
Net asset value, end of period (x)	$9.63	$9.46	$9.41	$9.90	$10.47	$10.18
Total return (%) (r)(s)(t)(x)	2.97(n)	2.84	(3.35)	(4.71)	4.24	2.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82(a)	1.85	1.80	1.74	1.77	1.80
Expenses after expense reductions (f)	1.65(a)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	2.26(a)	2.20	1.60	0.77	1.44	1.86
Portfolio turnover rate	12(n)	24	30	10	25	30
Net assets at end of period (000 omitted)	$56	$54	$59	$61	$64	$176
See Notes to Financial Statements
50

Financial Highlights − continued
MFS Alabama Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.01	$8.97	$9.43	$9.97	$9.70	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.23	$0.18	$0.23	$0.27
Net realized and unrealized gain (loss)	0.16	0.05	(0.45)	(0.54)	0.27	0.04
Total from investment operations	$0.31	$0.33	$(0.22)	$(0.36)	$0.50	$0.31
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.24)	$(0.18)	$(0.23)	$(0.28)
Net asset value, end of period (x)	$9.17	$9.01	$8.97	$9.43	$9.97	$9.70
Total return (%) (r)(s)(t)(x)	3.46(n)	3.78	(2.31)	(3.73)	5.21	3.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83(a)	0.84	0.80	0.74	0.76	0.79
Expenses after expense reductions (f)	0.65(a)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	3.26(a)	3.20	2.57	1.77	2.31	2.77
Portfolio turnover rate	12(n)	24	30	10	25	30
Net assets at end of period (000 omitted)	$18,112	$17,204	$20,064	$30,262	$29,971	$22,796
	Six months ended	Year ended
Class R6	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.01	$8.97	$9.43	$9.97	$9.70	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.24	$0.18	$0.23	$0.28
Net realized and unrealized gain (loss)	0.16	0.04	(0.46)	(0.54)	0.28	0.03
Total from investment operations	$0.31	$0.33	$(0.22)	$(0.36)	$0.51	$0.31
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.24)	$(0.18)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$9.17	$9.01	$8.97	$9.43	$9.97	$9.70
Total return (%) (r)(s)(t)(x)	3.49(n)	3.85	(2.24)	(3.66)	5.28	3.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.77	0.73	0.67	0.69	0.71
Expenses after expense reductions (f)	0.59(a)	0.58	0.58	0.58	0.58	0.57
Net investment income (loss)	3.32(a)	3.27	2.63	1.83	2.35	2.85
Portfolio turnover rate	12(n)	24	30	10	25	30
Net assets at end of period (000 omitted)	$3,709	$3,386	$3,314	$5,020	$3,867	$2,100

See Notes to Financial Statements
51

Financial Highlights − continued
MFS Alabama Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
52

Financial Highlights − continued
MFS Arkansas Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.09	$9.12	$9.54	$10.07	$9.75	$9.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.24	$0.22	$0.25	$0.27
Net realized and unrealized gain (loss)	0.16	(0.03)	(0.41)	(0.54)	0.32	(0.05)
Total from investment operations	$0.30	$0.24	$(0.17)	$(0.32)	$0.57	$0.22
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.27)	$(0.25)	$(0.21)	$(0.25)	$(0.27)
Net asset value, end of period (x)	$9.25	$9.09	$9.12	$9.54	$10.07	$9.75
Total return (%) (r)(s)(t)(x)	3.36(n)	2.77	(1.73)	(3.22)	5.85	2.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.95	0.93	0.91	0.91	0.92
Expenses after expense reductions (f)	0.70(a)	0.70	0.70	0.71	0.75	0.76
Net investment income (loss)	3.11(a)	3.01	2.63	2.15	2.47	2.77
Portfolio turnover rate	7(n)	16	26	17	22	20
Net assets at end of period (000 omitted)	$121,547	$120,174	$124,509	$128,341	$133,754	$123,979
	Six months ended	Year ended
Class B	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.10	$9.13	$9.55	$10.08	$9.76	$9.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.17	$0.14	$0.18	$0.20
Net realized and unrealized gain (loss)	0.16	(0.02)	(0.41)	(0.53)	0.31	(0.05)
Total from investment operations	$0.27	$0.18	$(0.24)	$(0.39)	$0.49	$0.15
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.18)	$(0.14)	$(0.17)	$(0.20)
Net asset value, end of period (x)	$9.26	$9.10	$9.13	$9.55	$10.08	$9.76
Total return (%) (r)(s)(t)(x)	2.98(n)	2.01	(2.46)	(3.94)	5.07	1.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69(a)	1.70	1.68	1.66	1.66	1.67
Expenses after expense reductions (f)	1.45(a)	1.45	1.45	1.46	1.50	1.51
Net investment income (loss)	2.35(a)	2.26	1.87	1.41	1.79	2.03
Portfolio turnover rate	7(n)	16	26	17	22	20
Net assets at end of period (000 omitted)	$48	$136	$295	$480	$610	$1,587
See Notes to Financial Statements
53

Financial Highlights − continued
MFS Arkansas Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.03	$9.05	$9.47	$9.99	$9.68	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.24	$0.22	$0.25	$0.28
Net realized and unrealized gain (loss)	0.15	(0.02)	(0.40)	(0.52)	0.31	(0.05)
Total from investment operations	$0.30	$0.26	$(0.16)	$(0.30)	$0.56	$0.23
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.28)	$(0.26)	$(0.22)	$(0.25)	$(0.28)
Net asset value, end of period (x)	$9.18	$9.03	$9.05	$9.47	$9.99	$9.68
Total return (%) (r)(s)(t)(x)	3.31(n)	2.98	(1.67)	(3.07)	5.88	2.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.70	0.68	0.66	0.66	0.67
Expenses after expense reductions (f)	0.60(a)	0.60	0.60	0.61	0.65	0.66
Net investment income (loss)	3.21(a)	3.10	2.68	2.25	2.56	2.86
Portfolio turnover rate	7(n)	16	26	17	22	20
Net assets at end of period (000 omitted)	$21,815	$20,175	$18,194	$36,162	$34,603	$29,078
	Six months ended	Year ended
Class R6	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.02	$9.05	$9.47	$9.99	$9.68	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.25	$0.23	$0.26	$0.29
Net realized and unrealized gain (loss)	0.16	(0.02)	(0.41)	(0.52)	0.31	(0.05)
Total from investment operations	$0.31	$0.26	$(0.16)	$(0.29)	$0.57	$0.24
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.26)	$(0.23)	$(0.26)	$(0.29)
Net asset value, end of period (x)	$9.18	$9.02	$9.05	$9.47	$9.99	$9.68
Total return (%) (r)(s)(t)(x)	3.46(n)	2.94	(1.60)	(3.00)	5.95	2.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.62	0.61	0.58	0.58	0.59
Expenses after expense reductions (f)	0.53(a)	0.53	0.53	0.54	0.57	0.58
Net investment income (loss)	3.29(a)	3.18	2.79	2.31	2.58	2.92
Portfolio turnover rate	7(n)	16	26	17	22	20
Net assets at end of period (000 omitted)	$6,893	$6,015	$5,290	$5,856	$3,971	$1,538

See Notes to Financial Statements
54

Financial Highlights − continued
MFS Arkansas Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
55

Financial Highlights − continued
MFS California Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$5.58	$5.53	$5.87	$6.24	$5.97	$6.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.18	$0.17	$0.14	$0.15	$0.18
Net realized and unrealized gain (loss)	0.10	0.06	(0.34)	(0.37)	0.28	(0.07)
Total from investment operations	$0.19	$0.24	$(0.17)	$(0.23)	$0.43	$0.11
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.19)	$(0.17)	$(0.14)	$(0.16)	$(0.18)
Net asset value, end of period (x)	$5.68	$5.58	$5.53	$5.87	$6.24	$5.97
Total return (%) (r)(s)(t)(x)	3.52(n)	4.49	(2.83)	(3.82)	7.24	1.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83(a)	0.85	0.86	0.84	0.84	0.86
Expenses after expense reductions (f)	0.67(a)	0.69	0.70	0.68	0.68	0.70
Net investment income (loss)	3.36(a)	3.36	3.00	2.22	2.50	2.94
Portfolio turnover rate	4(n)	23	36	25	31	22
Net assets at end of period (000 omitted)	$424,880	$370,354	$303,141	$362,465	$396,643	$374,941
	Six months ended	Year ended
Class B	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$5.58	$5.53	$5.87	$6.24	$5.97	$6.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.12	$0.09	$0.11	$0.14
Net realized and unrealized gain (loss)	0.10	0.06	(0.33)	(0.37)	0.27	(0.08)
Total from investment operations	$0.17	$0.20	$(0.21)	$(0.28)	$0.38	$0.06
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.15)	$(0.13)	$(0.09)	$(0.11)	$(0.13)
Net asset value, end of period (x)	$5.68	$5.58	$5.53	$5.87	$6.24	$5.97
Total return (%) (r)(s)(t)(x)	3.14(n)	3.72	(3.55)	(4.54)	6.45	1.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58(a)	1.61	1.61	1.59	1.59	1.61
Expenses after expense reductions (f)	1.42(a)	1.44	1.45	1.43	1.43	1.45
Net investment income (loss)	2.61(a)	2.61	2.23	1.48	1.78	2.22
Portfolio turnover rate	4(n)	23	36	25	31	22
Net assets at end of period (000 omitted)	$123	$226	$247	$451	$627	$1,033
See Notes to Financial Statements
56

Financial Highlights − continued
MFS California Municipal Bond Fund − continued
	Six months ended	Year ended
Class C	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$5.60	$5.55	$5.88	$6.26	$5.99	$6.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.12	$0.08	$0.10	$0.13
Net realized and unrealized gain (loss)	0.10	0.06	(0.33)	(0.38)	0.27	(0.08)
Total from investment operations	$0.17	$0.19	$(0.21)	$(0.30)	$0.37	$0.05
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.14)	$(0.12)	$(0.08)	$(0.10)	$(0.12)
Net asset value, end of period (x)	$5.70	$5.60	$5.55	$5.88	$6.26	$5.99
Total return (%) (r)(s)(t)(x)	3.05(n)	3.56	(3.51)	(4.83)	6.27	0.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58(a)	1.61	1.61	1.59	1.59	1.61
Expenses after expense reductions (f)	1.57(a)	1.59	1.60	1.58	1.58	1.60
Net investment income (loss)	2.47(a)	2.45	2.08	1.33	1.62	2.05
Portfolio turnover rate	4(n)	23	36	25	31	22
Net assets at end of period (000 omitted)	$9,619	$10,808	$11,377	$16,767	$21,410	$25,552
	Six months ended	Year ended
Class I	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.09	$9.00	$9.55	$10.16	$9.71	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.28	$0.24	$0.26	$0.31
Net realized and unrealized gain (loss)	0.16	0.10	(0.54)	(0.61)	0.46	(0.13)
Total from investment operations	$0.32	$0.41	$(0.26)	$(0.37)	$0.72	$0.18
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.29)	$(0.24)	$(0.27)	$(0.30)
Net asset value, end of period (x)	$9.25	$9.09	$9.00	$9.55	$10.16	$9.71
Total return (%) (r)(s)(t)(x)	3.54(n)	4.70	(2.70)	(3.80)	7.46	1.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59(a)	0.60	0.61	0.59	0.59	0.61
Expenses after expense reductions (f)	0.57(a)	0.59	0.59	0.58	0.58	0.60
Net investment income (loss)	3.46(a)	3.46	3.08	2.32	2.60	3.04
Portfolio turnover rate	4(n)	23	36	25	31	22
Net assets at end of period (000 omitted)	$152,305	$133,604	$124,323	$153,882	$157,366	$128,914
See Notes to Financial Statements
57

Financial Highlights − continued
MFS California Municipal Bond Fund − continued
	Six months ended	Year ended
Class R6	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.08	$9.00	$9.54	$10.16	$9.71	$9.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.29	$0.24	$0.27	$0.31
Net realized and unrealized gain (loss)	0.16	0.10	(0.54)	(0.62)	0.45	(0.11)
Total from investment operations	$0.32	$0.41	$(0.25)	$(0.38)	$0.72	$0.20
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.33)	$(0.29)	$(0.24)	$(0.27)	$(0.31)
Net asset value, end of period (x)	$9.24	$9.08	$9.00	$9.54	$10.16	$9.71
Total return (%) (r)(s)(t)(x)	3.58(n)	4.65	(2.52)	(3.83)	7.54	1.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.54	0.53	0.52	0.52	0.53
Expenses after expense reductions (f)	0.51(a)	0.52	0.52	0.50	0.51	0.52
Net investment income (loss)	3.52(a)	3.52	3.18	2.39	2.66	3.10
Portfolio turnover rate	4(n)	23	36	25	31	22
Net assets at end of period (000 omitted)	$85,264	$72,646	$56,005	$53,240	$40,556	$28,396
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
58

Financial Highlights − continued
MFS Georgia Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.06	$10.02	$10.45	$11.06	$10.70	$10.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.28	$0.23	$0.17	$0.21	$0.26
Net realized and unrealized gain (loss)	0.20	0.04	(0.43)	(0.61)	0.36	(0.02)
Total from investment operations	$0.34	$0.32	$(0.20)	$(0.44)	$0.57	$0.24
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.23)	$(0.17)	$(0.21)	$(0.27)
Net asset value, end of period (x)	$10.26	$10.06	$10.02	$10.45	$11.06	$10.70
Total return (%) (r)(s)(t)(x)	3.44(n)	3.32	(1.82)	(4.08)	5.38	2.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	0.98	0.96	0.91	0.92	0.95
Expenses after expense reductions (f)	0.90(a)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	2.84(a)	2.78	2.29	1.53	1.94	2.39
Portfolio turnover rate	6(n)	16	30	12	22	28
Net assets at end of period (000 omitted)	$78,963	$77,277	$80,018	$99,895	$108,346	$95,352
	Six months ended	Year ended
Class B	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.10	$10.06	$10.48	$11.10	$10.74	$10.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.15	$0.09	$0.14	$0.19
Net realized and unrealized gain (loss)	0.20	0.05	(0.41)	(0.63)	0.35	(0.03)
Total from investment operations	$0.31	$0.25	$(0.26)	$(0.54)	$0.49	$0.16
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.16)	$(0.08)	$(0.13)	$(0.19)
Net asset value, end of period (x)	$10.30	$10.10	$10.06	$10.48	$11.10	$10.74
Total return (%) (r)(s)(t)(x)	3.05(n)	2.55	(2.45)	(4.87)	4.61	1.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72(a)	1.73	1.71	1.66	1.68	1.71
Expenses after expense reductions (f)	1.65(a)	1.65	1.65	1.65	1.63	1.63
Net investment income (loss)	2.08(a)	2.04	1.52	0.77	1.29	1.72
Portfolio turnover rate	6(n)	16	30	12	22	28
Net assets at end of period (000 omitted)	$54	$52	$30	$40	$66	$261
See Notes to Financial Statements
59

Financial Highlights − continued
MFS Georgia Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.13	$9.08	$9.47	$10.03	$9.70	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.23	$0.18	$0.21	$0.26
Net realized and unrealized gain (loss)	0.17	0.06	(0.39)	(0.56)	0.34	(0.02)
Total from investment operations	$0.31	$0.33	$(0.16)	$(0.38)	$0.55	$0.24
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.23)	$(0.18)	$(0.22)	$(0.27)
Net asset value, end of period (x)	$9.30	$9.13	$9.08	$9.47	$10.03	$9.70
Total return (%) (r)(s)(t)(x)	3.44(n)	3.73	(1.58)	(3.91)	5.68	2.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.73	0.71	0.66	0.67	0.70
Expenses after expense reductions (f)	0.65(a)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	3.08(a)	3.03	2.54	1.78	2.16	2.64
Portfolio turnover rate	6(n)	16	30	12	22	28
Net assets at end of period (000 omitted)	$18,049	$14,744	$12,077	$14,154	$15,012	$9,345
	Six months ended	Year ended
Class R6	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.13	$9.09	$9.48	$10.03	$9.70	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.28	$0.23	$0.18	$0.22	$0.27
Net realized and unrealized gain (loss)	0.18	0.04	(0.38)	(0.55)	0.33	(0.03)
Total from investment operations	$0.32	$0.32	$(0.15)	$(0.37)	$0.55	$0.24
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.24)	$(0.18)	$(0.22)	$(0.27)
Net asset value, end of period (x)	$9.31	$9.13	$9.09	$9.48	$10.03	$9.70
Total return (%) (r)(s)(t)(x)	3.59(n)	3.66	(1.52)	(3.76)	5.72	2.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.68	0.66	0.62	0.62	0.65
Expenses after expense reductions (f)	0.60(a)	0.60	0.60	0.60	0.60	0.60
Net investment income (loss)	3.14(a)	3.08	2.55	1.82	2.20	2.68
Portfolio turnover rate	6(n)	16	30	12	22	28
Net assets at end of period (000 omitted)	$17,237	$15,191	$13,001	$20,920	$17,956	$11,022

See Notes to Financial Statements
60

Financial Highlights − continued
MFS Georgia Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
61

Financial Highlights − continued
MFS Maryland Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.03	$10.00	$10.47	$11.04	$10.62	$10.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.25	$0.20	$0.26	$0.31
Net realized and unrealized gain (loss)	0.18	0.04(g)	(0.46)	(0.57)	0.42	(0.14)
Total from investment operations	$0.34	$0.34	$(0.21)	$(0.37)	$0.68	$0.17
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.31)	$(0.26)	$(0.20)	$(0.26)	$(0.31)
Net asset value, end of period (x)	$10.21	$10.03	$10.00	$10.47	$11.04	$10.62
Total return (%) (r)(s)(t)(x)	3.38(n)	3.54	(1.96)	(3.45)	6.51	1.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99(a)	0.98	0.98	0.97	0.98	0.99
Expenses after expense reductions (f)	0.83(a)	0.83	0.83	0.83	0.83	0.82
Net investment income (loss)	3.12(a)	3.09	2.52	1.79	2.42	2.85
Portfolio turnover rate	3(n)	25	41	16	27	27
Net assets at end of period (000 omitted)	$75,498	$72,144	$92,970	$80,515	$82,725	$83,852
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.83(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
62

Financial Highlights − continued
MFS Maryland Municipal Bond Fund − continued
	Six months ended	Year ended
Class B	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.02	$9.99	$10.47	$11.04	$10.62	$10.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.17	$0.12	$0.18	$0.23
Net realized and unrealized gain (loss)	0.18	0.04(g)	(0.46)	(0.57)	0.42	(0.13)
Total from investment operations	$0.30	$0.27	$(0.29)	$(0.45)	$0.60	$0.10
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.24)	$(0.19)	$(0.12)	$(0.18)	$(0.23)
Net asset value, end of period (x)	$10.20	$10.02	$9.99	$10.47	$11.04	$10.62
Total return (%) (r)(s)(t)(x)	3.00(n)	2.78	(2.78)	(4.17)	5.71	0.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73(a)	1.74	1.74	1.72	1.73	1.74
Expenses after expense reductions (f)	1.58(a)	1.58	1.58	1.58	1.58	1.58
Net investment income (loss)	2.37(a)	2.34	1.70	1.04	1.69	2.12
Portfolio turnover rate	3(n)	25	41	16	27	27
Net assets at end of period (000 omitted)	$181	$186	$257	$576	$656	$1,040
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
63

Financial Highlights − continued
MFS Maryland Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.04	$9.02	$9.45	$9.96	$9.58	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.25	$0.20	$0.26	$0.30
Net realized and unrealized gain (loss)	0.17	0.02(g)	(0.42)	(0.51)	0.38	(0.11)
Total from investment operations	$0.32	$0.32	$(0.17)	$(0.31)	$0.64	$0.19
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.26)	$(0.20)	$(0.26)	$(0.31)
Net asset value, end of period (x)	$9.21	$9.04	$9.02	$9.45	$9.96	$9.58
Total return (%) (r)(s)(t)(x)	3.60(n)	3.71	(1.77)	(3.17)	6.78	1.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.74	0.73	0.72	0.73	0.74
Expenses after expense reductions (f)	0.58(a)	0.58	0.58	0.58	0.58	0.58
Net investment income (loss)	3.37(a)	3.34	2.74	2.03	2.64	3.07
Portfolio turnover rate	3(n)	25	41	16	27	27
Net assets at end of period (000 omitted)	$39,488	$36,000	$27,697	$27,736	$26,243	$18,140
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements
64

Financial Highlights − continued
MFS Maryland Municipal Bond Fund − continued
	Six months ended	Year ended
Class R6	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.05	$9.02	$9.45	$9.96	$9.58	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.25	$0.21	$0.26	$0.30
Net realized and unrealized gain (loss)	0.15	0.04(g)	(0.42)	(0.51)	0.39	(0.11)
Total from investment operations	$0.31	$0.34	$(0.17)	$(0.30)	$0.65	$0.19
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.31)	$(0.26)	$(0.21)	$(0.27)	$(0.31)
Net asset value, end of period (x)	$9.21	$9.05	$9.02	$9.45	$9.96	$9.58
Total return (%) (r)(s)(t)(x)	3.52(n)	3.90	(1.70)	(3.10)	6.84	1.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.67	0.66	0.65	0.66	0.68
Expenses after expense reductions (f)	0.52(a)	0.51	0.51	0.51	0.52	0.52
Net investment income (loss)	3.43(a)	3.41	2.80	2.09	2.67	3.10
Portfolio turnover rate	3(n)	25	41	16	27	27
Net assets at end of period (000 omitted)	$14,757	$11,506	$7,982	$8,893	$6,155	$2,837
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.51(a)	N/A	N/A	N/A	N/A	N/A
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
65

Financial Highlights − continued
MFS Massachusetts Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.21	$10.17	$10.67	$11.30	$10.90	$11.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.24	$0.21	$0.27	$0.33
Net realized and unrealized gain (loss)	0.19	0.05(g)	(0.47)	(0.63)	0.39	(0.15)
Total from investment operations	$0.34	$0.34	$(0.23)	$(0.42)	$0.66	$0.18
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.27)	$(0.21)	$(0.26)	$(0.32)
Net asset value, end of period (x)	$10.39	$10.21	$10.17	$10.67	$11.30	$10.90
Total return (%) (r)(s)(t)(x)	3.32(n)	3.48	(2.11)	(3.83)	6.16	1.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87(a)	0.87	0.87	0.86	0.86	0.87
Expenses after expense reductions (f)	0.82(a)	0.82	0.83	0.85	0.84	0.83
Net investment income (loss)	3.01(a)	2.94	2.42	1.87	2.39	2.91
Portfolio turnover rate	5(n)	17	36	17	26	29
Net assets at end of period (000 omitted)	$180,822	$184,765	$246,509	$216,458	$216,177	$226,471
	Six months ended	Year ended
Class B	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.23	$10.18	$10.69	$11.32	$10.92	$11.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.17	$0.13	$0.19	$0.25
Net realized and unrealized gain (loss)	0.18	0.06(g)	(0.49)	(0.64)	0.39	(0.15)
Total from investment operations	$0.30	$0.28	$(0.32)	$(0.51)	$0.58	$0.10
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.19)	$(0.12)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$10.41	$10.23	$10.18	$10.69	$11.32	$10.92
Total return (%) (r)(s)(t)(x)	2.93(n)	2.81	(2.91)	(4.54)	5.36	0.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62(a)	1.62	1.62	1.61	1.61	1.62
Expenses after expense reductions (f)	1.57(a)	1.57	1.58	1.60	1.60	1.60
Net investment income (loss)	2.26(a)	2.18	1.68	1.12	1.67	2.19
Portfolio turnover rate	5(n)	17	36	17	26	29
Net assets at end of period (000 omitted)	$138	$152	$267	$347	$470	$1,081
See Notes to Financial Statements
66

Financial Highlights − continued
MFS Massachusetts Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.94	$8.90	$9.34	$9.89	$9.54	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.24	$0.21	$0.25	$0.30
Net realized and unrealized gain (loss)	0.15	0.05(g)	(0.42)	(0.55)	0.36	(0.12)
Total from investment operations	$0.30	$0.33	$(0.18)	$(0.34)	$0.61	$0.18
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.26)	$(0.21)	$(0.26)	$(0.30)
Net asset value, end of period (x)	$9.09	$8.94	$8.90	$9.34	$9.89	$9.54
Total return (%) (r)(s)(t)(x)	3.36(n)	3.79	(1.89)	(3.58)	6.41	1.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.62	0.62	0.61	0.61	0.62
Expenses after expense reductions (f)	0.57(a)	0.57	0.58	0.60	0.60	0.60
Net investment income (loss)	3.25(a)	3.20	2.67	2.11	2.60	3.10
Portfolio turnover rate	5(n)	17	36	17	26	29
Net assets at end of period (000 omitted)	$185,421	$158,704	$150,099	$179,551	$168,647	$124,875
	Six months ended	Year ended
Class R6	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.94	$8.90	$9.34	$9.90	$9.55	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.24	$0.22	$0.26	$0.31
Net realized and unrealized gain (loss)	0.16	0.04(g)	(0.41)	(0.57)	0.35	(0.12)
Total from investment operations	$0.31	$0.33	$(0.17)	$(0.35)	$0.61	$0.19
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.27)	$(0.21)	$(0.26)	$(0.31)
Net asset value, end of period (x)	$9.10	$8.94	$8.90	$9.34	$9.90	$9.55
Total return (%) (r)(s)(t)(x)	3.51(n)	3.87	(1.81)	(3.60)	6.48	1.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55(a)	0.55	0.54	0.54	0.54	0.55
Expenses after expense reductions (f)	0.50(a)	0.50	0.51	0.52	0.53	0.53
Net investment income (loss)	3.32(a)	3.27	2.76	2.18	2.67	3.15
Portfolio turnover rate	5(n)	17	36	17	26	29
Net assets at end of period (000 omitted)	$11,351	$10,600	$9,326	$10,769	$9,628	$6,636

See Notes to Financial Statements
67

Financial Highlights − continued
MFS Massachusetts Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
68

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the funds could be taxable to shareholders.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the fund's adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
69

Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Alabama Fund
Financial Instruments
Municipal Bonds	$—	$71,235,710	$—	$71,235,710
U.S. Corporate Bonds	—	188,976	—	188,976
Mutual Funds	1,891,023	—	—	1,891,023
Total	$1,891,023	$71,424,686	$—	$73,315,709
Arkansas Fund
Financial Instruments
Municipal Bonds	$—	$147,153,002	$—	$147,153,002
U.S. Corporate Bonds	—	379,494	—	379,494
Mutual Funds	1,760,954	—	—	1,760,954
Total	$1,760,954	$147,532,496	$—	$149,293,450
California Fund
Financial Instruments
Municipal Bonds	$—	$649,435,323	$—	$649,435,323
U.S. Corporate Bonds	—	1,413,704	—	1,413,704
Mutual Funds	22,056,177	—	—	22,056,177
Total	$22,056,177	$650,849,027	$—	$672,905,204
Georgia Fund
Financial Instruments
Municipal Bonds	$—	$112,691,114	$—	$112,691,114
U.S. Corporate Bonds	—	311,422	—	311,422
Mutual Funds	2,670,124	—	—	2,670,124
Total	$2,670,124	$113,002,536	$—	$115,672,660
Maryland Fund
Financial Instruments
Municipal Bonds	$—	$124,190,620	$—	$124,190,620
U.S. Corporate Bonds	—	273,266	—	273,266
Mutual Funds	3,816,081	—	—	3,816,081
Total	$3,816,081	$124,463,886	$—	$128,279,967
70

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
Massachusetts Fund
Financial Instruments
Municipal Bonds	$—	$364,225,926	$—	$364,225,926
U.S. Corporate Bonds	—	903,937	—	903,937
Mutual Funds	7,730,380	—	—	7,730,380
Total	$7,730,380	$365,129,863	$—	$372,860,243
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The Maryland Fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the Maryland Fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the Maryland Fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the Maryland Fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy
At September 30, 2024, the Maryland Fund’s payable to the holders of the floating rate certificates was $660,449 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 3.18%. For the six months ended September 30, 2024, the average payable to the holders of the settled floating rate certificates was $93,883 at a weighted average interest rate of 3.18%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the six months ended September 30, 2024, the related interest expense and fees amounted to $2,627 which is included in “Interest expense and fees” in the Statement of Operations.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
71

Notes to Financial Statements (unaudited) - continued
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2024, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/24	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$6,318	$40,149	$—	$—	$—	$353,464
Tax-exempt income	2,056,581	4,427,463	18,372,917	3,038,662	3,942,683	11,257,917
Total distributions	$2,062,899	$4,467,612	$18,372,917	$3,038,662	$3,942,683	$11,611,381
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/24	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$73,921,995	$151,507,418	$666,299,779	$115,664,514	$127,730,002	$376,019,300
Gross appreciation	1,427,985	2,342,650	18,638,500	2,312,159	2,964,596	6,465,381
Gross depreciation	(2,034,271)	(4,556,618)	(12,033,075)	(2,304,013)	(3,075,080)	(9,624,438)
Net unrealized appreciation (depreciation)	$(606,286)	$(2,213,968)	$6,605,425	$8,146	$(110,484)	$(3,159,057)
As of 3/31/24
Undistributed ordinary income	42,533	55,838	425,462	75,068	6,227	197,040
Undistributed tax-exempt income	265,802	630,987	1,831,008	353,351	436,587	913,624
Capital loss carryforwards	(5,324,471)	(8,926,201)	(28,017,829)	(7,186,977)	(6,701,335)	(21,533,879)
Other temporary differences	(176,157)	(381,167)	(1,685,434)	(263,967)	(331,341)	(938,661)
Net unrealized appreciation (depreciation)	(2,047,264)	(5,401,217)	(5,202,101)	(2,249,876)	(2,378,565)	(9,797,271)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2024, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Short-Term	$(1,208,670)	$(3,024,615)	$(8,777,054)	$(2,280,933)	$(2,837,984)	$(10,730,435)
Long-Term	(4,115,801)	(5,901,586)	(19,240,775)	(4,906,044)	(3,863,351)	(10,803,444)
Total	$(5,324,471)	$(8,926,201)	$(28,017,829)	$(7,186,977)	$(6,701,335)	$(21,533,879)
72

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Alabama Fund		Arkansas Fund		California Fund
	Six Months Ended 9/30/24	Year Ended 3/31/24	Six Months Ended 9/30/24	Year Ended 3/31/24	Six Months Ended 9/30/24	Year Ended 3/31/24
Class A	$747,539	$1,358,672	$1,868,620	$3,698,614	$6,512,566	$11,263,989
Class B	621	1,217	870	5,309	2,476	6,407
Class C	—	—	—	—	127,461	281,913
Class I	282,448	592,871	330,683	584,798	2,420,931	4,570,255
Class R6	56,161	110,139	103,417	178,891	1,378,098	2,250,353
Total	$1,086,769	$2,062,899	$2,303,590	$4,467,612	$10,441,532	$18,372,917
	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six Months Ended 9/30/24	Year Ended 3/31/24	Six Months Ended 9/30/24	Year Ended 3/31/24	Six Months Ended 9/30/24	Year Ended 3/31/24
Class A	$1,085,318	$2,226,713	$1,127,651	$2,562,005	$2,728,971	$6,468,980
Class B	546	1,016	2,115	5,096	1,709	4,230
Class I	232,312	388,624	628,647	1,040,940	2,795,918	4,817,523
Class R6	253,272	422,309	218,153	334,642	182,185	320,648
Total	$1,571,448	$3,038,662	$1,976,566	$3,942,683	$5,708,783	$11,611,381
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2025. For the six months ended September 30, 2024, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$4,580	$9,596	$40,245	$7,050	$8,071	$23,655
The management fee incurred for the six months ended September 30, 2024 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	Alabama Fund	Arkansas Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	0.90%	0.70%	0.90%	0.83%	0.82%
Class B	1.65%	1.45%	1.65%	1.58%	1.57%
Class I	0.65%	0.60%	0.65%	0.58%	0.57%
Class R6	0.59%	0.53%	0.60%	0.53%	0.50%
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Notes to Financial Statements (unaudited) - continued
These written agreements will continue until modified by the funds' Board of Trustees, but such agreements will continue at least until July 31, 2025. For the six months ended September 30, 2024, these reductions amounted to $56,857 for the Alabama Fund, $58,771 for Arkansas Fund, $32,568 for the Georgia Fund, $85,555 for the Maryland Fund, and $66,111 for the Massachusetts Fund.  Each reduction is included in the reduction of total expenses in the Statements of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2024, as its portion of the initial sales charge on sales of Class A shares of each fund:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$1,542	$3,938	$4,779	$926	$1,826	$2,522
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$61,735
Arkansas Fund	—	0.25%	0.25%	0.10%	149,692
California Fund	—	0.25%	0.25%	0.10%	483,826
Georgia Fund	—	0.25%	0.25%	0.25%	95,631
Maryland Fund	—	0.25%	0.25%	0.25%	91,010
Massachusetts Fund	—	0.25%	0.25%	0.25%	224,937
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$273
Arkansas Fund	0.75%	0.25%	1.00%	0.85%	367
California Fund	0.75%	0.25%	1.00%	0.85%	947
Georgia Fund	0.75%	0.25%	1.00%	1.00%	263
Maryland Fund	0.75%	0.25%	1.00%	1.00%	902
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	750
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$51,694
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$62,008	$150,059	$536,467	$95,894	$91,912	$225,687
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which
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Notes to Financial Statements (unaudited) - continued
there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2024, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$—	$41	$3	$95	$—
Arkansas Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2025. For the six months ended September 30, 2024, these reductions amounted to $89,816 and $55 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
California Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2025. For the six months ended September 30, 2024, these reductions amounted to $290,298 and $142 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2024, were as follows:
CDSC Imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$69	$4,857	$15,260	$84	$957	$953
Class B	—	—	—	—	6	—
Class C	N/A	N/A	156	N/A	N/A	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2024, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$1,079	$1,109	$7,726	$1,467	$4,870	$9,853
Annual percentage of average daily net assets	0.0031%	0.0015%	0.0025%	0.0027%	0.0079%	0.0054%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$22,555	$53,594	$175,871	$26,517	$40,192	$129,253
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended September 30, 2024 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0291%	0.0213%	0.0159%	0.0239%	0.0226%	0.0171%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31,
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Notes to Financial Statements (unaudited) - continued
2001. The Alabama Fund, the Arkansas Fund, and the Georgia Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2024:
California Fund	Maryland Fund	Massachusetts Fund
$240	$150	$152
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly:
California Fund	Maryland Fund	Massachusetts Fund
$3,318	$1,994	$1,990
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Fund	Date	Transaction	Class	Shares	Amount
Alabama Fund	6/23/2023	Purchase	Class B	1,480	$13,850
Alabama Fund	6/23/2023	Redemption	Class R6	6,014	53,645
Alabama Fund	2/29/2024	Purchase	Class B	4,215	40,000
Alabama Fund	7/10/2024	Redemption	Class I	3	26
Arkansas Fund	7/10/2024	Redemption	Class I	2	21
Arkansas Fund	7/10/2024	Redemption	Class R6	6,252	56,460
California Fund	8/19/2024	Redemption	Class I	2	21
Georgia Fund	6/23/2023	Purchase	Class B	3,011	30,229
Georgia Fund	8/19/2024	Redemption	Class I	2	22
Maryland Fund	8/19/2024	Redemption	Class A	9	94
Maryland Fund	8/19/2024	Redemption	Class I	2	20
Massachusetts Fund	8/19/2024	Redemption	Class A	9	90
Massachusetts Fund	8/19/2024	Redemption	Class I	3	26
At September 30, 2024, MFS held 100% of the outstanding shares of Class B of the Alabama Fund.
At September 30, 2024, MFS held approximately 83% of the outstanding shares of Class B of the Georgia Fund.
(4)  Portfolio Securities
For the six months ended September 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$11,806,382	$10,535,964	$102,535,153	$13,637,225	$10,851,837	$35,220,500
Sales	$8,274,535	$11,058,091	$24,165,458	$6,007,985	$3,164,441	$16,787,818
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Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Alabama Fund				Arkansas Fund
	Six Months Ended 9/30/24		Year ended 3/31/24		Six Months Ended 9/30/24		Year ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	854,173	$ 8,048,171	988,232	$ 9,240,440	765,338	$ 6,961,508	1,575,777	$ 14,152,344
Class B	—	—	5,782	54,657	—	—	—	—
Class I	221,200	1,993,644	342,476	3,031,395	423,655	3,831,478	676,851	6,028,212
Class R6	74,624	676,617	143,774	1,276,374	136,086	1,231,223	237,127	2,107,654
	1,149,997	$10,718,432	1,480,264	$13,602,866	1,325,079	$12,024,209	2,489,755	$22,288,210
Shares issued to shareholders in reinvestment of distributions
Class A	73,338	$ 692,963	132,933	$ 1,231,630	196,626	$ 1,784,131	392,617	$ 3,508,570
Class B	66	621	38	353	96	867	594	5,309
Class I	22,620	203,619	47,871	422,447	33,400	300,915	59,699	529,968
Class R6	6,238	56,161	12,448	109,867	11,127	100,246	20,078	178,150
	102,262	$953,364	193,290	$1,764,297	241,249	$2,186,159	472,988	$4,221,997
Shares reacquired
Class A	(497,698)	$ (4,714,416)	(1,104,043)	$ (10,227,567)	(1,036,961)	$ (9,427,526)	(2,404,232)	$ (21,466,477)
Class B	—	—	(6,372)	(60,316)	(9,942)	(89,876)	(17,877)	(160,941)
Class I	(178,013)	(1,596,844)	(717,970)	(6,231,868)	(316,226)	(2,847,674)	(510,896)	(4,542,167)
Class R6	(52,193)	(469,185)	(149,871)	(1,324,980)	(62,882)	(567,779)	(175,067)	(1,557,964)
	(727,904)	$(6,780,445)	(1,978,256)	$(17,844,731)	(1,426,011)	$(12,932,855)	(3,108,072)	$(27,727,549)
Net change
Class A	429,813	$ 4,026,718	17,122	$ 244,503	(74,997)	$ (681,887)	(435,838)	$ (3,805,563)
Class B	66	621	(552)	(5,306)	(9,846)	(89,009)	(17,283)	(155,632)
Class I	65,807	600,419	(327,623)	(2,778,026)	140,829	1,284,719	225,654	2,016,013
Class R6	28,669	263,593	6,351	61,261	84,331	763,690	82,138	727,840
	524,355	$4,891,351	(304,702)	$(2,477,568)	140,317	$1,277,513	(145,329)	$(1,217,342)
	California Fund				Georgia Fund
	Six Months Ended 9/30/24		Year ended 3/31/24		Six Months Ended 9/30/24		Year ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	12,234,235	$ 68,511,661	22,308,291	$ 120,605,983	733,761	$ 7,408,969	1,047,490	$ 10,439,500
Class B	—	—	—	—	—	—	3,012	30,229
Class C	44,818	248,911	352,127	1,947,773	—	—	—	—
Class I	3,075,829	28,012,728	7,574,511	66,397,658	480,007	4,415,973	598,567	5,334,277
Class R6	1,904,450	17,332,466	3,716,252	32,998,198	371,886	3,393,160	669,521	6,022,192
	17,259,332	$114,105,766	33,951,181	$221,949,612	1,585,654	$15,218,102	2,318,590	$21,826,198
Shares issued to shareholders in reinvestment of distributions
Class A	1,081,936	$ 6,041,163	1,908,235	$ 10,431,586	101,920	$ 1,025,771	214,010	$ 2,112,532
Class B	445	2,476	1,173	6,407	54	546	94	933
Class C	21,758	121,839	48,134	263,726	—	—	—	—
Class I	229,816	2,089,279	427,680	3,802,165	20,116	183,745	32,137	288,096
Class R6	151,245	1,374,020	252,656	2,245,543	27,730	253,264	47,124	422,210
	1,485,200	$9,628,777	2,637,878	$16,749,427	149,820	$1,463,326	293,365	$2,823,771
77

Notes to Financial Statements (unaudited) - continued
	California Fund − continued				Georgia Fund − continued
	Six Months Ended 9/30/24		Year ended 3/31/24		Six Months Ended 9/30/24		Year ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,860,011)	$(27,047,769)	(12,691,471)	$ (69,104,206)	(816,557)	$ (8,208,111)	(1,570,576)	$ (15,482,841)
Class B	(19,227)	(107,935)	(5,310)	(29,167)	(9)	(94)	(978)	(9,522)
Class C	(308,471)	(1,733,154)	(520,893)	(2,847,248)	—	—	—	—
Class I	(1,535,970)	(13,941,628)	(7,109,527)	(61,708,349)	(175,414)	(1,596,686)	(344,606)	(3,084,624)
Class R6	(827,384)	(7,521,282)	(2,194,778)	(19,311,501)	(211,200)	(1,928,225)	(483,520)	(4,318,895)
	(7,551,063)	$(50,351,768)	(22,521,979)	$(153,000,471)	(1,203,180)	$(11,733,116)	(2,399,680)	$(22,895,882)
Net change
Class A	8,456,160	$ 47,505,055	11,525,055	$ 61,933,363	19,124	$ 226,629	(309,076)	$ (2,930,809)
Class B	(18,782)	(105,459)	(4,137)	(22,760)	45	452	2,128	21,640
Class C	(241,895)	(1,362,404)	(120,632)	(635,749)	—	—	—	—
Class I	1,769,675	16,160,379	892,664	8,491,474	324,709	3,003,032	286,098	2,537,749
Class R6	1,228,311	11,185,204	1,774,130	15,932,240	188,416	1,718,199	233,125	2,125,507
	11,193,469	$73,382,775	14,067,080	$85,698,568	532,294	$4,948,312	212,275	$1,754,087
	Maryland Fund				Massachusetts Fund
	Six Months Ended 9/30/24		Year ended 3/31/24		Six Months Ended 9/30/24		Year ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	726,510	$ 7,297,489	1,184,678	$ 11,682,124	819,414	$ 8,399,513	2,192,665	$ 21,964,400
Class I	670,649	6,069,363	2,542,332	22,333,249	4,274,162	38,204,392	6,714,329	58,957,282
Class R6	394,118	3,570,566	519,351	4,629,071	190,085	1,699,741	389,749	3,425,536
	1,791,277	$16,937,418	4,246,361	$38,644,444	5,283,661	$48,303,646	9,296,743	$84,347,218
Shares issued to shareholders in reinvestment of distributions
Class A	103,827	$ 1,041,223	237,513	$ 2,336,299	240,168	$ 2,452,813	592,142	$ 5,923,855
Class B	211	2,115	513	5,043	167	1,709	418	4,193
Class I	57,195	517,421	98,728	877,759	272,630	2,438,643	470,840	4,127,613
Class R6	24,082	218,062	37,650	334,609	20,364	182,163	36,509	320,321
	185,315	$1,778,821	374,404	$3,553,710	533,329	$5,075,328	1,099,909	$10,375,982
Shares reacquired
Class A	(628,099)	$ (6,303,101)	(3,528,035)	$ (33,839,275)	(1,750,565)	$(17,881,790)	(8,935,772)	$ (87,068,846)
Class B	(1,038)	(10,354)	(7,666)	(74,215)	(1,741)	(18,009)	(11,732)	(117,296)
Class I	(418,904)	(3,792,175)	(1,732,205)	(14,914,654)	(1,914,387)	(17,137,229)	(6,294,350)	(54,756,928)
Class R6	(87,478)	(789,747)	(170,224)	(1,504,745)	(148,253)	(1,324,381)	(288,221)	(2,526,263)
	(1,135,519)	$(10,895,377)	(5,438,130)	$(50,332,889)	(3,814,946)	$(36,361,409)	(15,530,075)	$(144,469,333)
Net change
Class A	202,238	$ 2,035,611	(2,105,844)	$ (19,820,852)	(690,983)	$ (7,029,464)	(6,150,965)	$ (59,180,591)
Class B	(827)	(8,239)	(7,153)	(69,172)	(1,574)	(16,300)	(11,314)	(113,103)
Class I	308,940	2,794,609	908,855	8,296,354	2,632,405	23,505,806	890,819	8,327,967
Class R6	330,722	2,998,881	386,777	3,458,935	62,196	557,523	138,037	1,219,594
	841,073	$7,820,862	(817,365)	$(8,134,735)	2,002,044	$17,017,565	(5,133,423)	$(49,746,133)
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its
78

Notes to Financial Statements (unaudited) - continued
borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2024, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations, with the exception of the Maryland Fund, whose commitment fee and interest expense are included in “Interest expense and fees” in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$178	$385	$1,537	$279	$305	$900
Interest Expense	—	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2024, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Alabama Fund	$873,869	$15,914,181	$14,897,444	$314	$103	$1,891,023
Arkansas Fund	1,958,395	21,669,623	21,867,371	291	16	1,760,954
California Fund	6,019,447	101,924,268	85,890,870	(544)	3,876	22,056,177
Georgia Fund	1,809,049	18,595,991	17,734,998	198	(116)	2,670,124
Maryland Fund	3,006,145	14,589,278	13,780,118	492	284	3,816,081
Massachusetts Fund	9,318,999	43,964,200	45,553,929	1,203	(93)	7,730,380
	Dividend Income	Capital Gain Distributions
Alabama Fund	$52,061	$—
Arkansas Fund	51,326	—
California Fund	379,479	—
Georgia Fund	37,977	—
Maryland Fund	90,203	—
Massachusetts Fund	298,590	—
79

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, and MFS Massachusetts Municipal Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, and MFS Massachusetts Municipal Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, and MFS Massachusetts Municipal Bond Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
80

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS' institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of each Fund’s Class I shares in comparison to the performance of funds in its respective Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  See below for a description of the performance information considered by the Trustees.
In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge.  The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations.  See below for a description of the fee information considered by the Trustees.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.
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Board Review of Investment Advisory Agreement - continued
The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
MFS Alabama Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2023 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
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Board Review of Investment Advisory Agreement - continued
MFS Arkansas Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2023 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS California Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2023 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2023 relative to the other funds in the universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
MFS Georgia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2023 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2023 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Maryland Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for each of the one-, three-, and five-year periods ended December 31, 2023 (the 1st quintile being the best performers and the 5th quintile being the worst performers).  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
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Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Massachusetts Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for each of the one-, three- and five-year periods ended December 31, 2023 (the 1st quintile being the best performers and the 5th quintile being the worst performers). Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
84

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund
Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Mississippi Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Airport Revenue – 1.6%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$60,000	$59,215
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	55,000	53,971
New York Transportation Development Corp., Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	230,000	230,326
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	475,000	496,138
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	45,041
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	230,347
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	35,032
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	60,031
		$1,210,101
General Obligations - General Purpose – 18.1%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$204,223
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	135,000	135,253
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	41,212	44,500
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	40,029	44,510
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	37,958	37,990
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	66,803	66,657
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	29,283	29,057
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	39,814	38,465
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	128,406	121,126
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	48,848	33,155
Mississippi Development Bank Special Obligation (Biloxi General Obligation), 4%, 3/01/2037	500,000	509,898
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,139,989
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2045	500,000	500,637
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 5.25%, 2/01/2049	750,000	787,374
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	494,836
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	439,093
Mississippi Development Bank Special Obligation (Olive Branch Public Improvement), 4%, 6/01/2044	750,000	753,937
Mississippi Development Bank Special Obligation (Rankin County General Obligation Bond Project), 5%, 8/01/2034	350,000	381,992
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,045,877
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,044,439
Mississippi Development Bank Special Obligation (Tupelo Public Improvement), 5%, 9/01/2040	640,000	718,172
Mississippi Development Bank Special Obligation (Tupelo Public Improvement), 4%, 9/01/2044	275,000	276,972
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,037,748
Mississippi Development Bank Special Obligation Refunding, Taxable (Clay County Industrial Development Project), BAM, 2.955%, 3/01/2025	335,000	333,150
Mississippi General Obligation Coliseum & Convention Center Refunding (Harrison County), “A”, BAM, 5%, 3/01/2043	750,000	827,596
Pearl, MS, General Obligation Public Improvement, BAM, 4.75%, 9/01/2038	275,000	301,717
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	164,860
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	65,000	71,653
State of Mississippi, “A”, 5%, 11/01/2036 (Prerefunded 11/01/2026)	1,000,000	1,054,535
State of Mississippi, “B”, 3%, 10/01/2035	875,000	841,411
		$13,480,822
General Obligations - Schools – 11.6%
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	$700,000	$558,537
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031 (Prerefunded 12/01/2025)	$500,000	$513,965
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2036	500,000	511,163
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	500,000	510,018
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,073,119
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2038	460,000	492,295
Mississippi Development Bank Special Obligation (Meridian Public School District General Obligation Project), BAM, 4.125%, 4/01/2043	1,000,000	1,014,837
Mississippi Development Bank Special Obligation (Oxford School District), 4%, 4/01/2044	350,000	352,655
Mississippi Development Bank Special Obligation (Petal School District), AGM, 5%, 5/01/2049	1,000,000	1,075,060
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	752,093
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	738,761
Sunflower County, MI, Consolidated School District, General Obligation, BAM, 4%, 6/01/2038	1,000,000	1,024,225
		$8,616,728
Healthcare Revenue - Hospitals – 6.3%
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	$20,000	$19,047
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	506,076
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	470,000	457,965
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	500,000	505,366
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	988,401
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2037	1,500,000	1,603,568
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	655,000	640,968
		$4,721,391
Industrial Revenue - Environmental Services – 0.7%
Mississippi Business Finance Corp., Solid Waste Disposal Rev. (Waste Management Inc. Project), 4.25%, 3/01/2027	$500,000	$502,862
Industrial Revenue - Other – 0.8%
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	$500,000	$483,890
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	100,000	81,420
		$565,310
Industrial Revenue - Paper – 1.3%
Warren County, MS, Environmental Improvement Rev. (International Paper Co. Project), “B”, 1.6%, 8/01/2027 (Put Date 6/16/2025)	$1,000,000	$983,397
Miscellaneous Revenue - Other – 0.8%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$35,000	$36,125
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	210,000	210,130
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	310,000	326,079
		$572,334
Multi-Family Housing Revenue – 1.5%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$239,566	$246,328
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	650,000	471,714
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	30,000	30,817
Virginia Housing Development Authority, Rental Housing, “F”, 5.15%, 11/01/2048	385,000	409,079
		$1,157,938
Sales & Excise Tax Revenue – 5.6%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$905,000	$400,847
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,438
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	70,000	69,061
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	274,177
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	848,117
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	990

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	$20,000	$20,104
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	71,000	71,185
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,310,000	1,322,937
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	162,000	161,663
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	71,000	70,852
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	234,000	234,513
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	7,000	5,860
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	346,000	266,849
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	330,000	233,487
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	150,000	50,629
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	115,000	111,262
		$4,147,971
Single Family Housing - State – 11.0%
Mississippi Home Corp., Homeownership Mortgage Rev., GNMA, 4.65%, 12/01/2054	$1,750,000	$1,778,982
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 5.25%, 12/01/2053	980,000	1,047,125
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	837,545
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 3.95%, 12/01/2042	1,000,000	999,489
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2044	750,000	770,306
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.05%, 12/01/2047	1,000,000	973,668
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2048	1,000,000	1,018,630
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.8%, 12/01/2049	750,000	767,484
		$8,193,229
State & Local Agencies – 5.9%
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	$500,000	$500,497
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,500,000	1,567,183
Mississippi Development Bank Special Obligation Refunding, Taxable (Desoto County Highway Project), 2.358%, 1/01/2026	590,000	577,321
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2048	750,000	868,880
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2053	750,000	859,236
		$4,373,117
Student Loan Revenue – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,652
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	110,000	93,549
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	375,000	376,783
		$479,984
Tax - Other – 4.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$350,000	$367,954
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	65,000	69,159
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	150,000	167,236
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	1,004,339
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,000,000	1,017,310
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	545,000	439,812
		$3,065,810
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$265,000	$247,296
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	185,000	173,996
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	245,000	229,669
		$650,961
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$280,000	$229,013
Universities - Colleges – 13.1%
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$370,000	$325,618
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Project), BAM, 4%, 5/01/2044	$500,000	$498,182
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Project), BAM, 5%, 5/01/2049	750,000	800,026
Mississippi Development Bank Special Obligation (Northwest Mississippi Community College Improvement Project), 4%, 3/01/2050	435,000	417,244
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	601,775
Mississippi State University, Educational Building Corp. Rev. (New Residence Hall and Facilities Refinancing), 4%, 8/01/2049	750,000	743,341
Mississippi State University, Educational Building Corp. Rev. (New Residence Hall and Facilities Refinancing), 5%, 8/01/2053	750,000	824,917
University of Mississippi Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	1,000,000	965,143
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2042	1,250,000	1,286,685
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	983,481
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,279,903
University of Mississippi, Educational Building Corp. Rev. (New Facilities Project), 4.5%, 10/01/2052	1,000,000	1,015,919
		$9,742,234
Utilities - Investor Owned – 0.4%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$330,644
Utilities - Municipal Owned – 2.5%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$315,338
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	75,080
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	85,091
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	509,194
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	240,000	129,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	48,375
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,686
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	21,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	2,688
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	64,500
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	58,936
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	103,642
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,928
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	8,063
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	34,937
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	32,250
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	26,875
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	355,000	300,391
		$1,878,099
Utilities - Other – 1.9%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$460,000	$496,976
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	560,000	621,078
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	265,000	289,069
		$1,407,123
Water & Sewer Utility Revenue – 8.9%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	$145,000	$147,403
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	124,915
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,017,234
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	753,022
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,105,000	1,093,680
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,447,437

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	$1,000,000	$1,080,478
		$6,664,169
Total Municipal Bonds (Identified Cost, $73,461,001)		$72,973,237
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$161,000	$157,520
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	272,761	83,874
Total Bonds (Identified Cost, $265,808)		$241,394
Contingent Value Instruments – 0.2%
General Obligations - General Purpose – 0.2%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $95,904)	$168,252	$108,312
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $405,536)	405,490	$405,612
Other Assets, Less Liabilities – 1.1%		843,404
Net Assets – 100.0%		$74,571,959
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
MFS New York Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.4%
Airport Revenue – 6.7%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$1,577,240
New York Transportation Development Corp., Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	900,000	901,277
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	1,000,000	1,092,726
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	2,000,000	2,089,001
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,810,000	1,932,025
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport, Terminal B Redevelopment), “A”, AGM, 4%, 7/01/2031	2,000,000	2,000,185
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2040	1,500,000	1,472,786
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	750,000	777,484
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	90,081
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	15,023
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,072
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	130,067
		$12,157,967
General Obligations - General Purpose – 4.9%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$615,000	$570,897
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	118,007	127,422
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	114,620	127,450
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	108,689	108,782
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	184,514	184,111
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	83,850	83,204
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	114,004	110,142
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	354,563	334,462
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	139,873	94,937
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	2,000,000	2,056,899
New York, NY, “B-1”, 3%, 10/01/2044	1,825,000	1,520,996
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,011
New York, NY, General Obligation, “A”, 5%, 8/01/2051	1,500,000	1,634,586
Poughkeepsie, NY, Dutchess County Public Improvement, 5%, 6/01/2031	635,000	644,763
State of Illinois, General Obligation, 5.5%, 5/01/2039	215,000	236,300
State of Illinois, General Obligation, 5.75%, 5/01/2045	200,000	219,795
Yonkers, NY, General Obligation, “F”, BAM, 5%, 11/15/2042	750,000	838,150
		$8,897,907
Healthcare Revenue - Hospitals – 10.4%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$449,084
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	299,386
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	590,056
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	2,000,000	2,171,375
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,605,000	1,597,287
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	1,972,373
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,019,398
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	1,500,000	1,382,341
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	3,000,000	2,996,007
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	800,000	790,316
Westchester County, NY, Health Care Corp. Rev., “B”, 6%, 11/01/2030	120,000	120,218
Westchester County, NY, Local Development Corp. Rev. (New York Blood Center Project), 5%, 7/01/2038	1,000,000	1,107,095
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	1,500,000	1,609,200
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2053	1,500,000	1,701,018
		$18,805,154

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 2.6%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,033,100
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), “A”, 4%, 11/01/2045	2,000,000	1,946,537
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	757,261
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	915,633
		$4,652,531
Industrial Revenue - Airlines – 5.4%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	$1,500,000	$1,415,612
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	1,000,000	1,001,388
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,035,000	1,109,861
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,000,000	1,032,423
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	3,500,000	3,803,280
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,500,000	1,467,835
		$9,830,399
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$200,000	$187,260
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	255,000	207,621
		$394,881
Industrial Revenue - Paper – 0.1%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025 (n)	$150,000	$150,196
Miscellaneous Revenue - Other – 5.3%
Battery Park, NY, Authority Senior Rev., “A”, 5%, 11/01/2053	$2,000,000	$2,214,216
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	90,000	92,893
New York City, NY, Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	298,571
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,940,000	1,941,201
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	1,500,000	1,501,767
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	2,095,000	2,095,898
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	578,688
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	771,939
		$9,495,173
Multi-Family Housing Revenue – 15.9%
Erie County, NY, Industrial Development Agency Multi-Family (Westchester Park Preservation LP Project), FNMA, 4.25%, 2/01/2041	$1,990,000	$1,973,307
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage, 4.84%, 11/01/2040	621,356	670,199
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage (Andrews Terrace Community Partners LP Project), “A”, FNMA, 4.72%, 1/01/2044	2,000,000	2,099,272
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	644,498	662,690
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	340,000	333,531
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	2,000,000	1,973,677
New York Housing Finance Agency Affordable Housing Rev., “F-1”, 5.1%, 11/01/2052	1,000,000	1,049,165
New York Housing Finance Agency Affordable Housing Rev., “F-1”, 5.15%, 11/01/2057	1,200,000	1,261,141
New York Housing Finance Agency Affordable Housing Rev., “G-1”, HUD Section 8, 4.625%, 11/01/2042	350,000	358,842
New York Housing Finance Agency Affordable Housing Rev., “G-1”, HUD Section 8, 4.8%, 11/01/2047	1,000,000	1,028,561
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	276,686	275,849
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	747,729
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.6%, 11/01/2042	1,000,000	1,020,797
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.75%, 11/01/2047	500,000	510,654
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.85%, 11/01/2052	$500,000	$512,756
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “D”, 4.3%, 11/01/2063 (Put Date 11/01/2028)	500,000	518,312
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	2,500,000	1,814,285
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	1,870,000	1,828,321
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,610,000	2,496,681
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “C-1”, 4.25%, 11/01/2052	2,500,000	2,452,764
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “F-1”, 2.25%, 11/01/2041	1,535,000	1,138,575
Riverhead, NY, IDA Economic Job Development Corp. Multi-Family (River Pointe Apartments Project), FNMA, 4.5%, 2/01/2041	1,990,199	2,051,273
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing LP Project), 4.3%, 6/01/2046 (Put Date 5/01/2041)	2,000,000	2,008,930
		$28,787,311
Port Revenue – 2.2%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$2,000,000	$1,555,451
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	2,485,000	2,379,971
		$3,935,422
Sales & Excise Tax Revenue – 3.7%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$20,000	$21,753
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	185,000	182,518
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	750,000	761,604
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,958
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	63,000	63,326
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	200,000	200,520
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,830,000	1,848,072
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	451,000	450,063
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	210,000	209,564
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	635,000	636,391
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	17,000	14,231
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	942,000	726,508
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	904,000	639,612
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	416,000	140,412
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	545,000	527,287
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2025 (a)(d)(n)	255,000	246,713
		$6,672,532
Secondary Schools – 5.7%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,030,939
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2025	220,000	219,547
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2029	320,000	318,509
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2036	400,000	387,916
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2042	550,000	568,022
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2056	550,000	558,350
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	750,378
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2052	2,000,000	2,111,483
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2031 (n)	350,000	342,224
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2041 (n)	610,000	547,063
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2051 (n)	1,265,000	1,051,699
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	679,701
Nassau County, NY, Local Economic Assistance Corp., Education Rev. (Friends of Roosevelt Children's Academy Charter School, Inc. Project), “A”, 5%, 7/01/2055	1,000,000	1,028,171
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	325,000	326,638

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	$290,000	$291,432
		$10,212,072
Single Family Housing - State – 2.1%
New York Mortgage Agency Homeowner Mortgage Rev., “211”, 3.8%, 10/01/2048	$370,000	$353,346
New York Mortgage Agency Homeowner Mortgage Rev., “212”, 3.7%, 10/01/2033	335,000	329,166
New York Mortgage Agency Homeowner Mortgage Rev., “217”, 3.625%, 4/01/2039	355,000	348,396
New York Mortgage Agency Homeowner Mortgage Rev., “239”, 3.25%, 10/01/2051	825,000	819,189
New York Mortgage Agency Homeowner Mortgage Rev., “258”, 4.45%, 10/01/2044	1,000,000	1,015,676
New York Mortgage Agency Homeowner Mortgage Rev., “258”, 4.6%, 10/01/2049	1,000,000	1,011,101
		$3,876,874
State & Local Agencies – 1.8%
New York Dormitory Authority Rev., State Personal Income Tax Rev., 3%, 3/15/2050	$1,225,000	$996,283
Yonkers, NY, Industrial Development Agency, School Facility Rev. (New Community School Project), 5%, 5/01/2042	2,000,000	2,175,570
		$3,171,853
Tax - Other – 5.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$690,000	$725,394
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	140,000	148,959
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	325,000	362,346
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	1,870,000	531,887
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	100,000	102,221
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	300,000	302,204
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,800,000	1,804,115
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-1”, 4%, 5/15/2046	3,350,000	3,358,245
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “B-1”, 5.25%, 5/15/2054	2,000,000	2,239,164
		$9,574,535
Tobacco – 2.0%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$695,000	$648,569
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	275,000	258,643
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	615,000	576,515
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,035,451
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,032,691
		$3,551,869
Toll Roads – 1.2%
New York Thruway Authority General Rev., “P”, 5.25%, 1/01/2054	$2,000,000	$2,238,782
Transportation - Special Tax – 8.3%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 5%, 11/15/2033	$2,000,000	$2,216,132
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	1,340,000	1,326,410
Metropolitan Transportation Authority, NY, Transportation Refunding Green Rev. (Climate Bond Certified), BAM, 4%, 11/15/2048	2,000,000	1,981,302
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	3,170,000	3,068,346
Metropolitan Transportation Authority, NY, Transportation Rev., “A-2”, FLR, 4.036% (67% of SOFR + 0.8%), 11/01/2032 (Put Date 4/01/2026)	1,500,000	1,500,878
Metropolitan Transportation Authority, NY, Transportation Rev., “B”, BAM, 5%, 11/15/2052	3,100,000	3,237,171
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	185,000	198,833
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	125,000	140,696
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	1,000,000	909,850
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	435,000	383,911
		$14,963,529
Universities - Colleges – 5.0%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$125,169
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	880,000	883,416
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), “A”, 3%, 7/01/2051	3,000,000	2,289,020
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Monroe County, NY, Industrial Development Corp. Rev. (St. John Fisher University Project), 5.25%, 6/01/2049	$635,000	$705,213
Monroe County, NY, Industrial Development Corp. Rev. (St. John Fisher University Project), 5.25%, 6/01/2054	850,000	930,911
New York Dormitory Authority Rev. (Pace University), “A”, 5.5%, 5/01/2056	1,000,000	1,102,138
New York Dormitory Authority, Institute of Technology Rev., 5.25%, 7/01/2049	1,500,000	1,636,077
Oneida County, NY, Local Development Corp. Rev. (Hamilton College Project), 5%, 7/01/2051	750,000	902,961
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp Rev. (Clarkson University), “B”, 5%, 9/01/2039	200,000	210,649
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp Rev. (Clarkson University), “B”, 5%, 9/01/2040	150,000	157,465
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp Rev. (Clarkson University), “B”, 5%, 9/01/2041	100,000	104,623
		$9,047,642
Utilities - Municipal Owned – 0.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$155,000	$155,166
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	180,193
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	25,000	13,438
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	675,000	362,812
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	50,000	26,875
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	25,000	13,438
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	250,000	134,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	115,000	61,812
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	30,000	29,784
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	50,000	26,875
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	180,000	96,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	55,000	29,563
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	170,000	91,375
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	140,000	75,250
		$1,319,206
Utilities - Other – 2.9%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$525,000	$529,062
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	1,265,000	1,356,777
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,210,000	1,307,263
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	1,085,000	1,360,324
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	705,000	769,034
		$5,322,460
Water & Sewer Utility Revenue – 3.0%
Buffalo, NY, Municipal Water Finance Authority, Water System Rev., “A”, AGM, 4%, 7/01/2046	$1,500,000	$1,501,417
Great Neck North, NY, Water Authority System Rev., 3%, 11/01/2044	1,340,000	1,170,615
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	345,000	359,131
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	100,403
New York, NY, Municipal Finance Authority, Water & Sewer System Second General Resolution Rev., “AA1”, 5.25%, 6/15/2053 (w)	2,000,000	2,245,736
		$5,377,302
Total Municipal Bonds (Identified Cost, $171,460,224)		$172,435,597
Bonds – 0.4%
Transportation - Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$415,000	$406,029
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	909,205	279,581
Total Bonds (Identified Cost, $765,562)		$685,610
Contingent Value Instruments – 0.2%
General Obligations - General Purpose – 0.2%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $274,612)	$481,776	$310,143

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $7,039,733)	7,039,340	$7,041,452
Other Assets, Less Liabilities – 0.1%		202,050
Net Assets – 100.0%		$180,674,852
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
MFS North Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.1%
Airport Revenue – 6.7%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	$1,000,000	$1,079,133
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4%, 7/01/2052	5,000,000	4,936,773
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2037	1,000,000	1,001,969
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2041	2,155,000	2,328,352
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,024,380
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	2,300,000	2,474,983
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,587,970
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	1,000,000	1,083,872
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2053	4,000,000	4,323,742
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.5%, 7/01/2052	1,500,000	1,641,644
New York Transportation Development Corp., Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	1,275,000	1,276,809
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	2,580,000	2,694,811
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,065,178
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,062,598
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	175,158
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	195,295
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	150,136
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	240,124
		$31,342,927
General Obligations - General Purpose – 3.9%
Asheville, NC, General Obligation Refunding, 4%, 6/01/2039	$295,000	$311,989
Asheville, NC, General Obligation Refunding, 4%, 6/01/2041	500,000	519,408
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,030,000	956,136
Cartersville, GA, General Obligation, 2%, 10/01/2040	2,190,000	1,644,609
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,655,000	1,818,036
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	666,246
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	201,638	217,726
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	554,850	616,958
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	185,717	185,876
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	344,225	343,473
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	143,274	142,171
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	194,798	188,199
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	680,587	642,004
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	239,000	162,218
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	519,989
Durham County, NC, General Obligation Refunding, 4%, 6/01/2037	450,000	466,030
Durham County, NC, General Obligation Refunding, 4%, 6/01/2039	650,000	667,459
Granville County, NC, General Obligation, 5%, 10/01/2034	675,000	726,293
Granville County, NC, General Obligation, 5%, 10/01/2035	690,000	741,015
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	4,000,000	3,240,498
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	868,746
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	412,151
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	384,642
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	685,000	683,230
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	310,000	307,660
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	460,000	464,240
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	185,000	185,775
		$18,082,777
General Obligations - Schools – 0.3%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,510,000	$1,339,403
Healthcare Revenue - Hospitals – 11.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$533,204

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 3.625%, 1/15/2048 (Put Date 6/15/2027)	$2,500,000	$2,526,474
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 5%, 1/15/2049 (Put Date 12/01/2031)	3,910,000	4,406,821
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,217,201
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,055,606
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	2,480,000	2,416,495
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,609,603
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,602,191
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	4,685,000	4,678,764
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	5,000,000	4,894,724
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	653,699
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	277,517
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	5,000,000	4,891,050
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031 (Prerefunded 6/01/2025)	2,800,000	2,840,977
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033 (Prerefunded 6/01/2025)	3,000,000	3,043,904
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,511,308
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,071,603
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	153,473
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,518,208
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,043,524
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	6,640,691
		$54,587,037
Healthcare Revenue - Long Term Care – 7.9%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$2,803,866
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	983,289
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,870,438
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,500,932
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,021,001
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	2,072,066
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	2,551,269
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	816,399
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	799,663
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	2,001,766
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2044 (w)	1,260,000	1,324,111
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2049 (w)	1,100,000	1,138,047
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2054 (w)	1,340,000	1,377,729
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	785,717
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	647,686
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	961,451
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	1,833,312
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,206,268
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,506,788
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,502,829
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	1,976,891
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	810,831
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,219,803
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5.125%, 10/01/2054	2,000,000	2,093,661
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	$1,000,000	$1,030,386
		$36,836,199
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,013,707
Industrial Revenue - Environmental Services – 0.2%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	$835,000	$842,500
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$561,780
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	510,000	415,242
		$977,022
Miscellaneous Revenue - Other – 1.4%
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2041	$1,000,000	$1,130,657
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2042	1,000,000	1,126,088
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2043	875,000	981,517
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	190,000	196,108
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,130,000	1,130,699
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,690,000	1,777,654
		$6,342,723
Multi-Family Housing Revenue – 4.1%
Inlivian, NC, Multi-Family Tax-Exempt (Poplar Grove Apartments), 4.45%, 6/01/2041	$4,000,000	$4,105,805
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,295,448	1,332,015
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	675,000	681,012
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	1,070,000	1,071,632
North Carolina Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	4,989,259	5,153,338
North Carolina Housing Finance Agency, Multi-Family Housing Rev. (Fitch Irick Portfolio), 5%, 4/01/2029 (Put Date 4/01/2028)	3,825,000	4,081,612
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	240,000	246,584
Shelby, NC, Multi-Family Tax-Exempt, Taxable (Laurel Hill Apartments) Venture LP, FNMA, 4.25%, 8/01/2040	2,650,000	2,703,353
		$19,375,351
Sales & Excise Tax Revenue – 2.9%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$35,000	$38,067
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	350,000	345,303
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,315,036
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	8,906
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	105,000	105,544
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	336,000	336,874
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	6,329,000	6,391,501
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	635,000	633,681
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	348,000	347,277
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	154,000	154,337
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	31,000	25,951
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,584,000	1,221,643
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,515,000	1,071,916
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	718,000	242,346
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	880,000	851,400

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2025 (a)(d)(n)	$485,000	$469,238
		$13,559,020
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$430,000	$425,169
Single Family Housing - State – 11.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$510,000	$511,382
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	1,870,000	1,846,685
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,285,000	1,202,818
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	2,740,000	2,275,691
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	2,890,000	2,921,392
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052	3,070,000	3,091,737
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, 4.875%, 7/01/2042	1,195,000	1,251,005
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 5%, 7/01/2047	4,980,000	5,184,864
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 6%, 7/01/2053	1,420,000	1,535,056
North Carolina Housing Finance Agency, Home Ownership Rev., “50”, GNMA, 5.5%, 1/01/2054	4,895,000	5,328,610
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 4.5%, 1/01/2048	2,990,000	3,017,043
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 5.75%, 1/01/2054	3,935,000	4,257,739
North Carolina Housing Finance Agency, Home Ownership Rev., “52-A”, GNMA, 6.25%, 1/01/2055	3,990,000	4,415,373
North Carolina Housing Finance Agency, Home Ownership Rev., “54-A”, 4.55%, 7/01/2044	2,000,000	2,035,919
North Carolina Housing Finance Agency, Home Ownership Rev., “54-A”, 6.25%, 1/01/2055	2,000,000	2,279,929
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055 (w)	4,000,000	4,510,536
North Carolina Housing Finance Agency, Home Ownership Rev., “56”, GNMA, 3.375%, 7/01/2048 (Put Date 7/15/2025) (w)	3,000,000	2,998,922
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 4.375%, 7/01/2044	3,000,000	3,032,292
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 6.25%, 1/01/2055	3,500,000	3,894,722
		$55,591,715
State & Local Agencies – 10.5%
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	$1,700,000	$1,752,031
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,504,829
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,016,175
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,489,805
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,082,605
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,157,383
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	2,780,148
Charlotte, NC, Refunding COP (Transit Projects), “A”, 3%, 6/01/2048	4,425,000	3,673,128
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,780,271
Durham County, NC, Limited Obligation Capital Financing Corp., “A”, 5%, 6/01/2043	1,315,000	1,490,749
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,065,544
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,275,808
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,405,757
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,303,458
Durham County, NC, Limited Obligation, 4.5%, 10/01/2042	2,400,000	2,577,461
Durham County, NC, Limited Obligation, 4.5%, 10/01/2043	2,000,000	2,139,223
Durham County, NC, Limited Obligation Capital Financing Corp., “A”, 5%, 6/01/2044	750,000	847,289
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	334,595
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	2,614,070
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,689,484
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2046	2,035,000	859,958
Onslow County, NC, Limited Obligation, 4%, 12/01/2040	500,000	513,730
Onslow County, NC, Limited Obligation, 4%, 12/01/2041	1,035,000	1,056,968
Onslow County, NC, Limited Obligation, 4%, 12/01/2042	500,000	508,606
Onslow County, NC, Limited Obligation, 4%, 12/01/2043	425,000	430,391
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,624,591
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	224,286
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,067,604
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2040	1,825,000	2,078,098
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2041	$1,625,000	$1,841,581
Wake County, NC, Limited Obligation, “B”, 5%, 4/01/2041	1,765,000	2,000,240
		$49,185,866
Student Loan Revenue – 1.3%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$2,040,000	$2,049,701
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	3,785,000	3,873,134
		$5,922,835
Tax - Other – 0.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$1,920,000	$2,018,489
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	300,000	319,198
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	670,000	746,990
		$3,084,677
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$1,000,000	$965,818
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,455,000	$1,357,796
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,030,000	968,736
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,290,000	1,209,275
		$3,535,807
Toll Roads – 4.2%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,031,249
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,104,031
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,200,156
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,194,109
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,678,861
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	5,000,000	5,392,618
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2052	7,000,000	1,930,006
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	1,505,000	1,230,945
		$19,761,975
Transportation - Special Tax – 0.7%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	$2,605,000	$2,578,581
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	260,000	279,440
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	250,000	281,393
		$3,139,414
Universities - Colleges – 11.8%
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	$3,000,000	$3,139,070
Elizabeth City, NC, State University General Rev., AGM, 5%, 4/01/2040	3,155,000	3,309,983
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2048	2,000,000	2,177,435
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2052	2,000,000	2,165,164
North Carolina Agricultural & Technical State University General Rev., “A”, 5%, 10/01/2035	3,075,000	3,124,351
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,142,423
North Carolina Capital Facilities Finance Agency Rev. (Duke University), “B”, ETM, 5%, 10/01/2055 (Prerefunded 10/01/2025)	1,120,000	1,144,875
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,303,855
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,372,955
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	115,110
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	140,320
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	744,484
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	4,774,280
University of North Carolina, Asheville, Rev., 4%, 6/01/2039	1,450,000	1,475,016
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,201,882

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2045	$4,415,000	$4,427,238
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,779,311
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,020,979
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,017,652
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	1,014,971
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	2,817,476
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,086,660
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	194,015
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	3,837,720
Winston-Salem, NC, State University General Rev., AGM, 5%, 10/01/2042	2,470,000	2,570,457
		$55,097,682
Utilities - Municipal Owned – 0.8%
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$320,625
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	40,000	21,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	387,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	604,687
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	45,688
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	21,500
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	223,062
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	195,000	104,813
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	102,125
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	18,813
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	314,437
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	525,000	518,562
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	425,000	419,505
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	49,641
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	18,813
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	43,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	163,937
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	51,063
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	300,000	161,250
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	129,000
		$3,719,021
Utilities - Other – 3.7%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,090,000	$1,098,433
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,580,000	2,767,183
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,535,000	2,738,770
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2042	1,000,000	1,134,465
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2043	1,465,000	1,652,658
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2044	650,000	730,791
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,600,000	1,759,308
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,320,000	2,499,887
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,445,000	1,576,246
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,328,693
		$17,286,434
Water & Sewer Utility Revenue – 12.0%
Brunswick, NC, Enterprise Systems Rev., 4.5%, 2/01/2049	$2,400,000	$2,495,425
Cabarrus County, NC, Water and Sewer Authority, Enterprise Systems Rev., 4%, 6/01/2049	4,000,000	3,996,678
Clayton, NC, Water & Sewer System Rev., 5%, 8/01/2045	2,500,000	2,741,880
Clayton, NC, Water & Sewer System Rev., 4%, 8/01/2047	2,500,000	2,490,695
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2049	2,500,000	2,520,975
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2053	2,500,000	2,512,233
Fayetteville, NC, Public Works Commission Rev., 4%, 3/01/2051	2,500,000	2,481,683
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2047	1,000,000	1,120,613
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2048	3,990,000	4,461,310
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4%, 12/01/2039	$380,000	$395,512
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4%, 12/01/2041	300,000	309,124
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4.125%, 12/01/2043	510,000	525,932
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 5%, 12/01/2046	525,000	580,453
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,369,066
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,016,568
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	629,781
Holly Springs, NC, Enterprise System Rev., 4%, 11/01/2049	2,500,000	2,497,946
Holly Springs, NC, Enterprise System Rev., 4%, 11/01/2053	2,500,000	2,471,067
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2048	4,000,000	4,005,570
Johnston County, NC, Water & Sewer System Rev., 5%, 4/01/2049	3,000,000	3,328,789
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2053	5,000,000	5,007,522
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,418,540
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,618,421
Sanford, NC, Enterprise Systems Rev., 4%, 6/01/2049	2,750,000	2,722,180
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	1,360,000	1,473,049
Union County, NC, Enterprise System Rev., 3%, 6/01/2046	2,500,000	2,111,132
		$56,302,144
Total Municipal Bonds (Identified Cost, $456,942,179)		$458,317,223
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$786,000	$769,009
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,545,648	475,287
Total Bonds (Identified Cost, $1,381,015)		$1,244,296
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $469,226)	$823,204	$529,938
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $12,570,519)	12,568,889	$12,572,659
Other Assets, Less Liabilities – (1.2)%		(5,632,908)
Net Assets – 100.0%		$467,031,208
See Portfolio Footnotes and Notes to Financial Statements

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Pennsylvania Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.8%
Airport Revenue – 3.5%
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2048	$1,000,000	$1,106,031
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2053	1,000,000	1,098,033
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	755,000	805,900
Philadelphia, PA, Airport Refunding Rev., 5%, 7/01/2029	1,590,000	1,715,687
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	778,004
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	55,050
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	65,098
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	45,041
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	80,041
		$5,748,885
General Obligations - General Purpose – 7.7%
Allegheny County, PA, Bethel Park School District General Obligation, 5.5%, 8/01/2048	$1,000,000	$1,133,604
Allegheny County, PA, General Obligation, “C-80”, 5%, 12/01/2049	1,000,000	1,092,565
Berks County, PA, Reading General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,069,856
Berks County, PA, Reading General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,067,786
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	350,000	324,901
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	1,002,156
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	220,000	220,901
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	600,000	659,107
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	66,341	71,634
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	245,437	272,910
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	61,103	61,155
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	116,918	116,663
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	47,139	46,776
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	64,091	61,920
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	234,653	221,350
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	78,634	53,372
Lackawanna County, PA, General Obligation, BAM, 4%, 9/15/2035	1,000,000	1,007,432
Lancaster, PA, General Obligation, BAM, 5%, 11/01/2034	1,890,000	2,139,438
Penn Hills, PA, General Obligation, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	431,582
Philadelphia, PA, Energy Authority City Service Agreement Rev. (Philadelphia Street Lighting Project), “A”, 5%, 11/01/2042	1,000,000	1,110,130
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	137,384
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	126,382
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	130,000	143,306
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	165,000	166,521
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	65,000	65,272
		$12,804,103
General Obligations - Schools – 10.1%
Allegheny County, PA, Moon Area School District General Obligation, “B”, AGM, 4%, 11/15/2049 (w)	$1,500,000	$1,475,014
Beaver County, PA, Aliquippa School District General Obligation, BAM, 4%, 12/01/2041	1,000,000	1,011,614
Berks County, PA, Muhlenberg School District General Obligation, 5%, 5/15/2054	1,000,000	1,066,428
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,029,368
Bucks County, PA, Pennsbury School District General Obligation, 5%, 8/01/2043	560,000	616,346
Bucks County, PA, Pennsbury School District General Obligation, 5%, 8/01/2044	1,000,000	1,097,300
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	886,877
Delaware County, PA, Interboro School District General Obligation, AGM, 5.5%, 8/15/2063	1,500,000	1,680,576
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	737,259
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,548,431
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,510,937
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,237
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	1,495,000	1,530,888
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,576,547
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	983,111
		$16,755,933
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 15.1%
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	$1,000,000	$1,043,745
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	80,000	86,928
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	1,470,000	1,455,302
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 6%, 6/30/2034	3,000	3,260
Berks County, PA, Municipal Authority Rev., Convertible Capital Appreciation (Tower Health Project), “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	735,000	468,606
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	100,000	102,235
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “B-1”, 8%, 6/30/2034	5,000	5,000
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	947,494
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	665,000	728,486
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	346,512
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041 (Prerefunded 11/15/2025)	850,000	870,845
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	1,793,725
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	100,000	110,286
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	900,000	925,852
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	512,563
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	1,022,355
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	1,010,918
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	431,501
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	900,000	876,954
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,033,208
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2039	1,000,000	1,010,488
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2042	2,000,000	1,976,271
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	1,000,000	1,004,665
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,023,043
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	513,297
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,000,000	942,941
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,031,857
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,019,150
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	509,590
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	990,175
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,307,966
		$25,105,218
Healthcare Revenue - Long Term Care – 4.7%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$352,427
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	140,000	143,914
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	95,000	103,435
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	765,000	832,928
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	759,210
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	502,112
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	503,960
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	269,912
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	259,389
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	504,433
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	469,662
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	451,254
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2049	900,000	948,879
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	387,246
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	750,000	801,995

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	$500,000	$488,031
		$7,778,787
Industrial Revenue - Environmental Services – 0.9%
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	$225,000	$251,775
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 12/01/2044 (Put Date 12/02/2024)	290,000	290,268
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	1,000,000	1,010,878
		$1,552,921
Industrial Revenue - Other – 0.7%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,126,642
Miscellaneous Revenue - Other – 1.7%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$65,000	$67,089
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	395,000	395,245
Pennsylvania Economic Development Authority Rev. (Capitol Region Parking System), AGM, 4%, 1/01/2041	1,300,000	1,316,707
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	970,000	990,037
		$2,769,078
Multi-Family Housing Revenue – 1.9%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$455,601	$468,461
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	225,000	227,004
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	355,000	355,541
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	924,112	909,537
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,250,000	1,246,435
		$3,206,978
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$300,000	$233,318
Sales & Excise Tax Revenue – 2.0%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$10,000	$10,876
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	120,000	118,390
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	990
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	35,000	35,181
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	124,000	124,322
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	979,000	988,668
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	243,000	242,495
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	116,000	115,759
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	364,000	364,798
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	9,000	7,534
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	524,000	404,129
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	509,000	360,135
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	227,000	76,619
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	195,000	188,663
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2025 (a)(d)(n)	205,000	198,338
		$3,236,897
Secondary Schools – 2.4%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$502,727
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	$500,000	$503,638
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	560,224
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	500,000	517,720
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	917,545
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	450,000	460,356
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	511,159
		$3,973,369
Single Family Housing - State – 8.6%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.6%, 10/01/2049 (n)	$1,000,000	$1,013,248
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 6%, 10/01/2054 (n)	1,500,000	1,658,704
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	1,000,000	968,779
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.6%, 10/01/2043	1,000,000	1,028,039
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.7%, 10/01/2046	1,000,000	1,016,204
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “145A”, 4.75%, 10/01/2049	1,000,000	1,028,045
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 4.75%, 4/01/2053	1,000,000	1,024,677
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 6.25%, 10/01/2054	1,000,000	1,125,709
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2025	500,000	502,676
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2025	300,000	303,567
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2026	1,545,000	1,590,032
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	1,385,000	1,489,683
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	1,440,000	1,543,458
		$14,292,821
State & Local Agencies – 3.2%
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2042	$1,375,000	$1,478,963
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2043	500,000	537,040
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2044	650,000	695,846
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,255,000	1,301,922
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	265,239
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,059,583
		$5,338,593
Student Loan Revenue – 4.1%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$725,000	$728,448
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	750,000	736,711
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	750,000	764,827
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	325,000	344,774
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	425,929
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	815,000	705,696
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	1,615,000	1,653,690
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4%, 6/01/2044	875,000	858,509
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	500,000	507,838
		$6,726,422
Tax - Other – 3.6%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	$1,000,000	$1,056,561
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	300,000	303,664
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	503,020
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	675,000	709,625
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	110,000	117,039
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	285,000	317,749
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2024	480,000	480,797
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	61,333
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	185,000	186,359
Lancaster County, PA, Convention Center Authority Hotel Room Rental Tax Rev., “B”, 4%, 5/01/2049	500,000	478,360
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,320,000	1,323,017

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	$500,000	$508,122
		$6,045,646
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$503,411
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$540,000	$503,924
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	300,000	282,156
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	450,000	421,840
		$1,207,920
Toll Roads – 0.9%
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	$1,500,000	$1,472,301
Transportation - Special Tax – 1.5%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$85,000	$91,355
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	90,000	101,301
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	2,000,000	2,216,191
		$2,408,847
Universities - Colleges – 13.5%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032 (Prerefunded 3/01/2025)	$500,000	$503,781
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 4%, 3/01/2041	1,000,000	1,002,825
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,500,000	1,235,164
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (Montgomery County Community College), 5%, 5/01/2033 (Prerefunded 5/01/2025)	145,000	146,368
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (Montgomery County Community College), 5%, 5/01/2033	855,000	863,676
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	287,557
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	920,000	830,431
Indiana County, PA, Industrial Development Authority Refunding Rev. (Foundation for Indiana University of Pennsylvania Project), BAM, 4%, 5/01/2054	2,750,000	2,709,761
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5.25%, 2/01/2054	1,000,000	1,062,217
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	95,000	76,284
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,010,052
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	976,388
Pennsylvania Economic Development Authority Rev. (Villanova University Project), 5%, 8/01/2049	1,000,000	1,114,068
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	1,853,230
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	794,191
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	1,077,983
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5%, 10/01/2038	1,200,000	1,309,688
Pennsylvania State University, Tax-Exempt, “A”, 5.25%, 9/01/2052	3,000,000	3,331,265
Philadelphia, PA, Authority for Industrial Development University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	1,000,000	1,103,689
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	25,000	25,030
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,021,948
		$22,335,596
Utilities - Municipal Owned – 0.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$95,000	$95,102
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	105,113
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	8,063
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	150,000	80,625
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	131,687
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	390,000	209,625
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	13,438
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	8,063
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	75,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	65,000	34,937
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	$10,000	$5,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	200,000	107,500
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,892
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	30,000	16,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	56,437
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	16,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	51,062
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	43,000
		$1,077,794
Utilities - Other – 3.2%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$935,000	$1,002,836
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	925,000	999,354
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	550,000	604,762
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	351,051
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	845,000	910,519
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	520,000	567,231
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	825,000	868,570
		$5,304,323
Water & Sewer Utility Revenue – 7.7%
Allegheny County, PA, Sanitation Authority Sewer Rev., 5%, 6/01/2053	$1,000,000	$1,076,154
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	511,828
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., “A”, AGM, 4.25%, 12/01/2047	2,000,000	2,009,163
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,020,511
Erie, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,055,393
Erie, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	973,004
Erie, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2041	1,500,000	1,513,849
Florida Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,032,463
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	213,397
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,068,995
Philadelphia, PA, Water & Wastewater Rev., “B”, AGM, 5.5%, 9/01/2053	1,000,000	1,143,116
Pittsburgh, PA, Water & Sewer System Authority Rev., “A”, AGM, 5%, 9/01/2048	1,000,000	1,085,955
		$12,703,828
Total Municipal Bonds (Identified Cost, $164,239,924)		$163,709,631
Bonds – 0.2%
Transportation - Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$270,000	$264,164
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	454,602	139,790
Total Bonds (Identified Cost, $444,586)		$403,954
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $154,382)	$270,845	$174,356
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $1,084,848)	1,084,702	$1,085,027
Other Assets, Less Liabilities – 0.2%		384,785
Net Assets – 100.0%		$165,757,753
See Portfolio Footnotes and Notes to Financial Statements

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
MFS South Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.9%
Airport Revenue – 5.1%
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	$450,000	$482,737
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,326,487
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,578,887
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2054 (w)	2,000,000	2,176,503
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	160,000	157,906
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	150,000	147,194
Greenville-Spartanburg, SC, Airport Rev., “A”, 5.25%, 7/01/2054	2,000,000	2,207,232
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2040	2,070,000	2,095,915
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,000,000	1,067,417
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	90,081
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	10,015
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	75,068
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	120,062
		$11,535,504
General Obligations - General Purpose – 4.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$475,000	$440,937
Charleston, SC, Public Finance Corp., Installment Purchase Rev. (City of Charleston Project), 5%, 9/01/2039	750,000	863,896
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	325,000	326,332
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	785,000	862,331
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	97,904	105,715
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	330,093	367,043
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	90,173	90,250
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	170,651	170,278
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	69,565	69,029
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	94,583	91,379
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	349,365	329,559
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	116,044	78,763
Horry County, SC, Limited Obligation (Hospitality Fee & Local Accommodations Fee Pledge), 4.5%, 9/01/2052	2,000,000	2,053,949
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	670,445
Lancaster County, SC, Public Facilities Corp. Installment Purchase Rev. (Lancaster County Project), 5%, 6/01/2042	1,500,000	1,621,664
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	208,823
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	192,321
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	165,000	181,888
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	340,000	339,122
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	150,000	148,868
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	210,000	211,936
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	85,000	85,356
		$9,509,884
General Obligations - Schools – 6.5%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$283,179
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,257,369
Beaufort County, SC, School District, General Obligation, “C”, SCSDE, 4%, 3/01/2035	3,000,000	3,136,057
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	770,000	683,007
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	1,925,000	1,535,976
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5%, 3/01/2047	2,000,000	2,181,364
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5.25%, 3/01/2052	3,000,000	3,297,469
Spartanburg County, SC, School District No. 7, General Obligation, “B”, SCSDE, 5%, 3/01/2048	2,000,000	2,109,112
		$14,483,533
Healthcare Revenue - Hospitals – 12.3%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$244,986
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	47,618
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	30,000	28,600
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,975,000	2,007,607
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	$1,290,000	$1,256,967
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,031,190
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,028,936
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	1,405,000	1,403,130
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	1,580,000	1,545,572
South Carolina Jobs & Economic Development Authority, Health Care Facilities Rev. (Mcleod Health Project), 5.25%, 11/01/2054	1,500,000	1,666,395
South Carolina Jobs & Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2054	1,000,000	1,128,769
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038 (Prerefunded 2/01/2026)	295,000	303,814
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	1,205,000	1,224,375
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	285,000	284,319
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,114,498
South Carolina Jobs & Economic Development Authority, Hospital Rev. (AnMed Health), 4.25%, 2/01/2048	2,000,000	2,022,343
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,026,803
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	503,966
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,945,602
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,093,033
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	3,268,446
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	459,987
		$27,636,956
Healthcare Revenue - Long Term Care – 2.2%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,273,065
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	668,788
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	220,509
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	676,558
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	997,741
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	1,002,513
		$4,839,174
Industrial Revenue - Environmental Services – 0.2%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	$405,000	$408,638
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$93,630
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	260,000	211,692
		$305,322
Miscellaneous Revenue - Other – 1.8%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$100,000	$103,215
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	575,000	575,356
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	795,000	836,233
Saxe Gotha-Lexington, SC, Public Facilities Corp. Rev. (Icehouse Development Project), 6.75%, 5/02/2025	2,400,000	2,448,090
		$3,962,894
Multi-Family Housing Revenue – 2.2%
Greenville, SC, Housing Authority, Multi-Family Housing Rev. (Cherokee Landing Apartments Project), FNMA, 5%, 7/01/2027 (Put Date 7/01/2026)	$1,000,000	$1,035,144

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$658,353	$676,937
North Carolina Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	997,852	1,030,668
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	85,000	87,314
South Carolina Housing & Finance Development Authority Multi-Family Mortgage (Edgewood Place Apartments), “A”, FNMA, 4.8%, 7/01/2045	2,000,000	2,118,714
		$4,948,777
Port Revenue – 6.4%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$1,792,648
South Carolina Ports Authority Rev., 5%, 7/01/2028	300,000	303,957
South Carolina Ports Authority Rev., 5%, 7/01/2029	450,000	455,886
South Carolina Ports Authority Rev., 5%, 7/01/2033 (Prerefunded 7/01/2025)	500,000	506,998
South Carolina Ports Authority Rev., 5%, 7/01/2036	3,000,000	3,143,884
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	1,904,727
South Carolina Ports Authority Rev., 5.25%, 7/01/2055 (Prerefunded 7/01/2025)	3,000,000	3,047,498
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	3,112,298
		$14,267,896
Sales & Excise Tax Revenue – 3.4%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$2,485,000	$1,100,669
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	21,753
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	190,000	187,450
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,958
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	49,000	49,254
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	158,000	158,411
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,599,000	3,634,541
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	299,000	298,379
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	163,000	162,661
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	71,000	71,156
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	14,000	11,720
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	725,000	559,148
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	695,000	491,737
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	327,000	110,372
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	510,000	493,425
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2025 (a)(d)(n)	270,000	261,225
		$7,615,859
Secondary Schools – 0.6%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$250,222
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,400,000	1,028,295
		$1,278,517
Single Family Housing - State – 10.6%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$245,000	$245,664
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	1,195,000	1,219,191
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	400,000	403,377
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.75%, 7/01/2043	260,000	250,348
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.8%, 1/01/2049	250,000	230,607
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3%, 1/01/2052	2,400,000	2,367,935
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4.95%, 7/01/2053	970,000	1,002,745
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4.75%, 1/01/2054	915,000	934,641
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5.75%, 1/01/2054	2,880,000	3,177,499
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 6.25%, 7/01/2054	1,985,000	2,251,127
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 4.2%, 7/01/2042	$1,985,000	$1,997,031
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 4.6%, 7/01/2049	2,000,000	2,028,412
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052	1,820,000	1,810,817
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 4.9%, 7/01/2053	1,305,000	1,344,813
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 6%, 1/01/2054	1,940,000	2,166,380
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 6%, 1/01/2055	2,000,000	2,259,080
		$23,689,667
State & Local Agencies – 7.5%
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.5%, 10/01/2051	$1,000,000	$1,010,756
Fort Mill, SC, Public Facilities Corp. Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2042	1,090,000	1,104,774
Fort Mill, SC, Public Facilities Corp. Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2043	350,000	353,188
Fort Mill, SC, Public Facilities Corp. Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2044	325,000	326,780
Greenville, SC, Building Equity Sooner for Tomorrow Installment Purchase Rev. (School District of South Carolina Project), 5%, 12/01/2025	2,000,000	2,052,206
Greer, SC, Installment Purchase Rev. (City Improvement Project), “A”, 4.125%, 9/01/2049	1,000,000	1,005,637
Laurens County, SC, Public Facilities Corp. Installment Purchase Rev. (Laurens County Public Facilities Project), 5%, 9/01/2049	1,000,000	1,102,255
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	1,975,000	1,936,461
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2029	740,000	790,602
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2030	870,000	937,452
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,156,688
Scago, SC, Educational Facilities Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2041	1,000,000	1,014,753
Scago, SC, Educational Facilities Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2042	1,000,000	1,007,669
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,023,283
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,022,995
		$16,845,499
Student Loan Revenue – 0.5%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$1,045,000	$1,049,969
Tax - Other – 2.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$145,000	$154,279
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	375,000	418,091
Greenville County, SC, Road Fee Rev., 4%, 4/01/2043	1,000,000	1,013,168
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	95,000	97,110
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	285,000	287,094
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,035,445
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,046,610
		$5,051,797
Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$918,503
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	20,047
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	17,000	17,426
		$955,976
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$280,000	$261,294
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	740,000	695,985
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	625,000	585,889
		$1,543,168
Toll Roads – 0.7%
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	$800,000	$860,082
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	765,000	625,696
		$1,485,778
Transportation - Special Tax – 1.6%
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	$120,000	$135,068

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	$1,205,000	$1,272,013
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,095,880
		$3,502,961
Universities - Colleges – 5.0%
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	$3,000,000	$2,470,328
Clemson University, SC, Higher Education Rev. (Manning Hall Project), “A”, 5%, 5/01/2054	1,500,000	1,646,601
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	55,053
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	70,160
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	395,032
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	713,519
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,602,768
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,076,623
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,036
University of South Carolina, Higher Education Rev. (Campus Village Project), “A”, 5%, 5/01/2046	1,900,000	2,057,371
		$11,117,491
Utilities - Municipal Owned – 5.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$145,000	$145,155
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	170,182
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	330,000	177,375
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	525,000	282,187
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	40,000	21,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	190,000	102,125
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	100,000	53,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	90,000	48,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	15,000	8,063
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	270,000	145,125
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	25,000	24,820
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	15,000	8,063
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	40,000	21,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	75,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	45,000	24,188
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	145,000	77,937
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	115,000	61,813
Rock Hill, SC, Combined Utility System Rev., 4%, 1/01/2049	1,000,000	989,841
Rock Hill, SC, Combined Utility System Rev., 5%, 1/01/2054	1,000,000	1,083,889
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,013,394
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	650,000	643,397
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2035	500,000	516,020
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2036	500,000	514,039
South Carolina Public Service Authority Improvement Rev., “B”, 5%, 12/01/2051	2,055,000	2,169,787
South Carolina Public Service Authority Improvement Rev., “E”, AGM, 5.25%, 12/01/2038	2,000,000	2,278,841
South Carolina Public Service Authority Obligation Refunding Rev., “B”, AGM, 5%, 12/01/2049	2,000,000	2,174,027
		$12,852,143
Utilities - Other – 3.8%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$1,230,000	$1,319,238
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,195,000	1,291,058
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	2,000,000	2,199,135
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	137,598
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,090,000	1,174,516
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	747,217
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	570,000	587,097
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	$1,065,000	$1,121,245
		$8,577,104
Water & Sewer Utility Revenue – 13.2%
Aiken County, SC, County Administration Building Project, 4%, 8/01/2049	$1,000,000	$989,844
Aiken County, SC, County Administration Building Project, 5%, 8/01/2053	1,000,000	1,086,303
Charleston, SC, Waterworks & Sewer System Capital Improvement Rev., “A”, 5%, 1/01/2054 (w)	2,000,000	2,226,776
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2047	1,000,000	1,110,184
Columbia, SC, Waterworks & Sewer System Rev., 5.25%, 2/01/2052	500,000	559,374
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2048	1,100,000	1,218,276
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5.25%, 2/01/2053	2,335,000	2,608,541
Dorchester County, SC, Waterworks & Sewer Systems Rev., 4.25%, 10/01/2048	2,250,000	2,307,636
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	416,793
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	300,000	312,288
Inman-Campobello Water District, SC, Waterworks System Improvement Rev., BAM, 5%, 6/01/2048	1,000,000	1,077,856
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	514,645
Metropolitan, SC, Sewer System Rev., 4%, 6/01/2049	500,000	498,031
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,050,243
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2042	605,000	673,786
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2043	325,000	360,587
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2045	1,350,000	1,488,998
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 4%, 3/01/2048	1,645,000	1,635,143
South Island Public Service District, SC, Waterworks & Sewer System Improvement Rev., 4.5%, 4/01/2052	5,000,000	5,119,216
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,016,035
York County, SC, Water and Sewer System Rev., 4%, 6/01/2040	1,100,000	1,132,243
York County, SC, Water and Sewer System Rev., 4%, 6/01/2042	1,100,000	1,115,661
		$29,518,459
Total Municipal Bonds (Identified Cost, $215,972,606)		$216,982,966
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$420,000	$410,921
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	727,364	223,664
Total Bonds (Identified Cost, $699,517)		$634,585
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $227,830)	$399,702	$257,308
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $7,343,819)	7,342,040	$7,344,243
Other Assets, Less Liabilities – (0.6)%		(1,352,879)
Net Assets – 100.0%		$223,866,223
See Portfolio Footnotes and Notes to Financial Statements

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport Revenue – 4.4%
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	$3,000,000	$3,000,799
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,046,700
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,043,858
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2039	1,000,000	1,001,195
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2041	1,000,000	990,866
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.25%, 10/01/2048	3,600,000	3,895,579
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2027	980,000	997,207
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2028	1,000,000	1,017,486
New York Transportation Development Corp., Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	995,000	996,412
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,650,000	1,761,239
		$15,751,341
General Obligations - General Purpose – 7.6%
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2043	$1,375,000	$1,418,972
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2044	1,430,000	1,466,097
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2045	1,485,000	1,514,277
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2046	1,550,000	1,573,422
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	775,000	719,422
Bristol County, VA, General Obligation Anticipation Notes, 5%, 9/01/2027	1,650,000	1,681,518
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,617,895
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,300,000	1,428,065
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	475,000	475,890
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	144,946	156,511
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	318,785	354,469
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	133,501	133,615
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	251,000	250,452
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	102,991	102,198
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	140,029	135,285
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	476,628	449,607
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	171,803	116,609
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	2,000,000	2,172,880
Fairfax County, VA, Public Improvement, “B”, 4%, 10/01/2025	3,900,000	3,953,549
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2039	800,000	913,355
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2040	925,000	1,050,028
Petersburg, VA, General Obligation, 4.25%, 9/01/2048	1,160,000	1,188,661
Petersburg, VA, General Obligation, 4.25%, 9/01/2053	1,500,000	1,524,675
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	296,749
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	269,249
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	280,000	308,659
Suffolk, VA, General Obligation Capital Improvement, “A”, 2%, 2/01/2039	1,675,000	1,301,844
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	365,000	368,364
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	145,000	145,608
		$27,087,925
Healthcare Revenue - Hospitals – 13.3%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	$2,800,000	$3,062,419
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,589,781
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2043	625,000	607,579
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045 (Prerefunded 7/01/2029)	5,000	5,293
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	40,000	38,134
Fairfax County, VA, Industrial Development Authority Health Care Refunding Rev. (Inova Health System Project), 5%, 5/15/2029	1,475,000	1,634,305
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), 5%, 5/15/2051	3,000,000	3,279,058
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2044	2,000,000	1,970,275
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	3,948,216
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	750,393
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	$1,000,000	$1,000,444
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,835,000	1,788,011
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2043	1,000,000	1,126,630
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2048	4,000,000	4,439,848
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2038	2,200,000	2,238,785
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2039	1,320,000	1,330,788
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2040	550,000	553,187
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,036,280
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	2,954,251
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	1,625,000	1,894,535
Rockingham County, VA, Economic Development Authority, Health Care Facilities Rev. (Sentara RMH Medical Center), “A”, 3%, 11/01/2046	2,255,000	1,902,291
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	3,019,830
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	3,345,496
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	615,430
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	409,465
Winchester, VA, Economic Development Authority Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2043	1,065,000	1,182,560
		$47,723,284
Healthcare Revenue - Long Term Care – 3.2%
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030 (Prerefunded 10/01/2025)	$1,000,000	$1,022,708
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia), “C”, 5%, 12/01/2037	765,000	790,625
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	385,195
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	500,538
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	720,000	695,057
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	1,005,210
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,003,420
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,005,827
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	2,000,000	2,328,087
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2033	1,750,000	1,847,219
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	1,008,009
		$11,591,895
Industrial Revenue - Environmental Services – 1.7%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.2%, 8/01/2027 (Put Date 8/01/2027)	$1,000,000	$1,006,645
Southampton County, VA, Industrial Development Authority, Environmental Improvement Rev. (PRTI-Virginia One, LLC Project), 4.875%, 11/01/2053 (Put Date 12/12/2024)	4,000,000	3,999,302
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	1,000,000	1,000,160
		$6,006,107
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$300,000	$280,890
Miscellaneous Revenue - Other – 1.0%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$2,597,957
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	130,000	134,179
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	845,000	845,523
		$3,577,659

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 14.5%
Arlington County, VA, Industrial Development Authority Multi-Family Housing Rev. (Park Shirlington Apartments), “A”, 5%, 1/01/2026	$4,000,000	$4,108,826
Chesapeake, VA Redevelopment & Housing Authority, Multi-Family Housing Rev. (Forest Cove II Project), 4.5%, 10/01/2040 (Put Date 7/01/2040)	3,000,000	3,002,086
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	974,768	1,002,282
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	525,000	529,676
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	830,000	831,266
Northampton County, VA Economic Development Authority, Multi-Family Housing Rev. (Myrtle Landing Apartments), HUD Section 8, 4.5%, 4/01/2026 (Put Date 4/01/2025)	3,720,000	3,731,295
Richmond, VA, Redevelopment & Housing Authority, Multi-Family Tax-Exempt Mortgage Backed, MTEMS (Chippenham Place Apartments), FNMA, 4.5%, 5/01/2040	3,994,031	4,134,037
Virginia Housing Development Authority, Rental Housing, “A”, 3.8%, 9/01/2044	2,000,000	1,935,859
Virginia Housing Development Authority, Rental Housing, “A”, 4.6%, 9/01/2049	1,000,000	1,021,895
Virginia Housing Development Authority, Rental Housing, “A”, 4.8%, 9/01/2059	1,000,000	1,025,707
Virginia Housing Development Authority, Rental Housing, “B”, 4.4%, 3/01/2043	710,000	719,108
Virginia Housing Development Authority, Rental Housing, “B”, 4.45%, 3/01/2045	1,535,000	1,550,899
Virginia Housing Development Authority, Rental Housing, “B”, 4.55%, 3/01/2048	2,580,000	2,624,162
Virginia Housing Development Authority, Rental Housing, “C”, 4.8%, 12/01/2049	1,000,000	1,041,855
Virginia Housing Development Authority, Rental Housing, “D”, 1.8%, 5/01/2033	500,000	407,052
Virginia Housing Development Authority, Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	2,948,901
Virginia Housing Development Authority, Rental Housing, “D”, 4.75%, 8/01/2053	4,000,000	4,109,592
Virginia Housing Development Authority, Rental Housing, “D”, 4%, 10/01/2053	2,875,000	2,716,249
Virginia Housing Development Authority, Rental Housing, “E”, 3.15%, 12/01/2049	1,635,000	1,324,064
Virginia Housing Development Authority, Rental Housing, “E”, 4.25%, 6/01/2052	3,000,000	2,994,284
Virginia Housing Development Authority, Rental Housing, “F”, 1.6%, 7/01/2033	770,000	609,162
Virginia Housing Development Authority, Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	4,000,000	4,250,169
Virginia Housing Development Authority, Rental Housing, “G”, 5.05%, 11/01/2047	1,000,000	1,058,049
Virginia Housing Development Authority, Rental Housing, “G”, 5.15%, 11/01/2052	2,680,000	2,823,219
Virginia Housing Development Authority, Rental Housing, “G”, 5.375%, 11/01/2064	1,250,000	1,317,436
		$51,817,130
Parking – 0.5%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	$1,000,000	$1,038,962
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	778,131
		$1,817,093
Port Revenue – 1.2%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$590,000	$458,858
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2041	750,000	758,380
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,037,517
		$4,254,755
Sales & Excise Tax Revenue – 4.5%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$25,000	$27,191
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	245,000	241,712
Hampton Roads, VA, Transportation Accountability Commission, “A”, 4%, 7/01/2057	4,000,000	3,913,500
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	5,937
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	77,000	77,399
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	249,000	249,648
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	7,532,000	7,606,381
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	476,000	475,011
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	251,000	250,479
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	122,000	122,267
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	26,000	21,765
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,212,000	934,742
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,160,000	820,741
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	556,000	187,667
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	$795,000	$769,162
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2025 (a)(d)(n)	345,000	333,788
		$16,037,390
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$325,000	$321,349
Single Family Housing - State – 2.3%
Virginia Housing Development Authority, Commonwealth Mortgage, “E”, 3.9%, 7/01/2055 (Put Date 7/01/2025)	$2,970,000	$2,970,521
Virginia Housing Development Authority, Commonwealth Mortgage, “E-1”, 4.55%, 10/01/2049	1,500,000	1,516,686
Virginia Housing Development Authority, Commonwealth Mortgage, “E-2”, 4.4%, 10/01/2044	1,000,000	1,009,303
Virginia Housing Development Authority, Commonwealth Mortgage, “E-2”, 4.55%, 10/01/2049	1,100,000	1,112,238
Virginia Housing Development Authority, Commonwealth Mortgage, “E-3”, 4.6%, 10/01/2049	1,500,000	1,523,015
		$8,131,763
State & Local Agencies – 8.8%
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	$1,000,000	$1,008,488
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2038	1,500,000	1,598,240
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	1,765,000	1,869,568
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	969,277
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	553,520
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	2,955,832
Loudoun County, VA, Economic Development Authority Rev. (Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	1,888,896
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,338,269
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 5%, 2/01/2038	4,000,000	4,538,333
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “D”, 5%, 2/01/2025	1,435,000	1,444,203
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039 (Prerefunded 8/01/2029)	30,000	32,065
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	2,000,000	2,037,676
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5%, 7/15/2045	5,000,000	5,355,924
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	3,685,000	4,105,495
		$31,695,786
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,652
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	385,000	327,420
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,410,000	1,416,705
		$1,753,777
Tax - Other – 1.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$1,525,000	$1,603,227
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	245,000	260,678
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	635,000	707,968
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	1,965,000	1,585,743
		$4,157,616
Tax Assessment – 0.4%
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	$1,000,000	$1,001,093
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	500,000	502,306
		$1,503,399
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$970,000	$912,305
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	950,000	890,551
		$1,802,856

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 6.0%
Chesapeake Bay, VA, Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,023,623
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	4,180,000	4,091,625
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	2,968,047
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	2,717,718
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	3,000,000	3,225,305
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (Elizabeth River Crossings Opco LLC Project), 4%, 1/01/2040	2,000,000	1,936,407
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	3,000,000	2,453,711
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2052	1,000,000	1,016,024
		$21,432,460
Transportation - Special Tax – 4.2%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	$3,000,000	$3,015,971
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	2,802,718
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	190,000	204,207
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	200,000	225,114
Virginia Port Authority Rev., 5%, 7/01/2030 (Prerefunded 7/01/2025)	1,000,000	1,012,878
Virginia Port Authority Rev., 5%, 7/01/2031 (Prerefunded 7/01/2025)	500,000	506,439
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,630,244
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,627,392
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	3,860,000	3,996,530
		$15,021,493
Universities - Colleges – 7.3%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$510,000	$505,215
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	757,665
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,426,328
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,047,894
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	355,000	355,154
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	602,677
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	625,000	645,966
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2038	95,000	93,471
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2040	250,000	240,375
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 5%, 4/01/2049	900,000	916,862
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	2,601,964
Virginia College Building Authority, Educational Facilities Refunding Rev. (University of Richmond), 5%, 3/01/2054	2,000,000	2,209,322
Virginia College Building Authority, Educational Facilities Refunding Rev. (University of Richmond), 5%, 3/01/2049	1,000,000	1,112,554
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035 (n)	1,000,000	974,677
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	1,000,000	994,950
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,602,934
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,273,080
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	390,298
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	1,145,257
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,110,065
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040 (Prerefunded 1/01/2025)	1,000,000	1,004,099
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,502,509
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.125%, 7/01/2048	1,000,000	988,326
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.25%, 7/01/2058	755,000	738,964
		$26,240,606
Universities - Dormitories – 0.6%
Williamsburg, VA, Economic Development Authority Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4%, 7/01/2048	$2,245,000	$2,218,971
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – 1.1%
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	$4,000,000	$4,094,020
Utilities - Municipal Owned – 2.0%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$30,000	$16,125
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	320,000	172,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	535,000	287,562
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	835,000	448,812
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	60,000	32,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	16,125
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	305,000	163,937
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	45,000	44,058
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	145,000	77,938
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	13,438
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	231,125
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	181,720
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	340,000	335,604
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,748
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	25,000	13,438
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	60,000	32,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	120,937
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	70,000	37,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	215,000	115,563
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	175,000	94,063
Richmond, VA, Public Utility Refunding Rev., “C”, 4%, 1/15/2045	1,000,000	1,011,519
Richmond, VA, Public Utility Refunding Rev., “C”, 4.25%, 1/15/2053	2,500,000	2,545,039
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	1,455,000	1,231,179
		$7,257,055
Utilities - Other – 2.2%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$2,020,000	$2,166,554
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,300,000	1,429,438
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,850,000	1,993,444
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,115,000	1,216,273
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,174,194
		$7,979,903
Water & Sewer Utility Revenue – 8.4%
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	$3,000,000	$3,120,751
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,079,754
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	430,000	447,613
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 8/01/2034 (Prerefunded 8/01/2026)	3,000,000	3,139,753
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,287,901
Hampton Roads, VA, Sanitation District Wastewater Rev., “B”, 5%, 7/01/2054	2,000,000	2,209,249
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,440,567
Spotsylvania County, VA, Water and Sewer System Rev., 4.5%, 12/01/2046	3,865,000	4,014,027
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	1,783,023
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025	5,000	5,020
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027	45,000	45,052
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028	40,000	40,043
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2036	3,450,000	3,572,889
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	45,000	45,084
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2039	1,610,000	1,819,937
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2041	1,030,000	1,153,040
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2042	1,330,000	1,486,218
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 5.25%, 11/01/2047	2,350,000	2,655,023

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 4.75%, 11/01/2052	$750,000	$791,113
		$30,136,057
Total Municipal Bonds (Identified Cost, $351,025,238)		$349,692,580
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$557,000	$544,959
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,091,045	335,497
Total Bonds (Identified Cost, $976,973)		$880,456
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $337,301)	$591,755	$380,942
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $3,018,024)	3,017,325	$3,018,230
Other Assets, Less Liabilities – 1.2%		4,342,698
Net Assets – 100.0%		$358,314,906
See Portfolio Footnotes and Notes to Financial Statements
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
MFS West Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.5%
Airport Revenue – 0.8%
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	$445,000	$475,000
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	60,054
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	70,106
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	55,050
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	85,044
		$745,254
General Obligations - General Purpose – 6.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$260,000	$241,355
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	360,000	395,464
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	44,227	47,756
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	42,958	47,766
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	40,735	40,770
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	74,630	74,467
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	31,426	31,184
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	42,727	41,280
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	143,435	135,303
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	52,422	35,581
State of Illinois, General Obligation, 5.5%, 5/01/2039	165,000	181,346
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	155,000	154,600
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	70,000	69,472
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2043	400,000	436,930
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2043	1,000,000	1,061,073
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2044	2,000,000	2,118,412
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2044	705,000	768,571
		$5,881,330
General Obligations - Schools – 4.9%
Berkeley County, WV, Public School Board of Education, 3%, 6/01/2026	$750,000	$753,209
Berkeley County, WV, Public School Board of Education, 4%, 6/01/2037	1,000,000	1,047,255
Cabell County, WV, Public School Board of Education, AGM, 3%, 6/01/2029	1,000,000	1,010,251
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	820,000	654,286
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	310,000	310,526
Wood County, WV, Public School Board of Education, 4%, 6/01/2039	1,000,000	1,033,846
		$4,809,373
Healthcare Revenue - Hospitals – 13.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$155,000	$148,913
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045 (Prerefunded 7/01/2029)	5,000	5,293
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	9,534
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	490,000	475,847
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	211,500
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,245,000	1,062,657
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,001,239
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	1,500,000	1,536,681
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,008,352
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.5%, 9/01/2048	1,000,000	1,123,603
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5%, 6/01/2027	200,000	207,389
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 4%, 6/01/2035	1,500,000	1,511,106
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,024,476
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	860,000	800,140
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4.375%, 6/01/2053	1,000,000	990,884
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	2,220,000	2,118,894
		$13,236,508

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.2%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	$180,000	$181,617
Industrial Revenue - Other – 0.3%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$115,000	$93,633
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	200,000	175,452
		$269,085
Miscellaneous Revenue - Other – 6.3%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$40,000	$41,286
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.25%, 12/01/2043	790,000	785,958
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.5%, 12/01/2048	540,000	540,794
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	580,000	580,359
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,052,258
West Virginia School Building Authority, “A”, 3%, 7/01/2033	2,000,000	1,976,784
West Virginia School Building Authority, Excess Lottery Refunding Rev., “B”, 5%, 7/01/2038	265,000	296,837
West Virginia School Building Authority, Excess Lottery Refunding Rev., “B”, 5%, 7/01/2039	735,000	818,986
		$6,093,262
Multi-Family Housing Revenue – 0.3%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$280,226	$288,136
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	35,000	35,953
		$324,089
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$170,000	$132,213
Sales & Excise Tax Revenue – 4.3%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$10,000	$10,876
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	75,000	73,994
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	930,000	847,012
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	990
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	25,000	25,129
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	83,000	83,216
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	2,079,000	2,099,531
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	158,000	157,672
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	83,000	82,828
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	39,000	39,085
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	7,000	5,860
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	412,000	317,751
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	396,000	280,184
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	186,000	62,780
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	116,100
		$4,203,008
Single Family Housing - State – 14.0%
West Virginia Housing Development Fund, “A”, 4.55%, 11/01/2049	$1,000,000	$1,011,130
West Virginia Housing Development Fund, “C”, 2.8%, 11/01/2024	250,000	249,758
West Virginia Housing Development Finance, “D”, 4.45%, 11/01/2049 (w)	1,000,000	1,004,237
West Virginia Housing Development Fund, “A”, 3.875%, 11/01/2044	1,120,000	1,081,487
West Virginia Housing Development Fund, “A”, 4.75%, 11/01/2048	1,000,000	1,021,774
West Virginia Housing Development Fund, “B”, 1.8%, 5/01/2026	485,000	469,902
West Virginia Housing Development Fund, “B”, 4.7%, 11/01/2044	1,000,000	1,030,932
West Virginia Housing Development Fund, “B”, 4.2%, 11/01/2047	1,000,000	981,782
West Virginia Housing Development Fund, “B”, 4.25%, 11/01/2052	615,000	589,209
West Virginia Housing Development Fund, “B”, 4.7%, 11/01/2053	980,000	997,756
West Virginia Housing Development Fund, “C”, 4.45%, 11/01/2037	1,000,000	1,047,635
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
West Virginia Housing Development Fund, “C”, 4.625%, 11/01/2042	$1,000,000	$1,033,307
West Virginia Housing Development Fund, “C”, 4.8%, 11/01/2047	1,000,000	1,023,196
West Virginia Housing Development Fund, “D”, 4.6%, 11/01/2043	1,000,000	1,024,130
West Virginia Housing Development Fund, “D”, 4.8%, 11/01/2048	1,000,000	1,025,125
		$13,591,360
State & Local Agencies – 9.6%
Berkeley County, WV, Building Commission Lease Rev. (Berkeley County Day Report Center and Public Safety Building Projects), 4%, 12/01/2042	$1,740,000	$1,743,233
Fayette County, WV, Board of Education, 4%, 7/01/2034	500,000	514,337
Fayette County, WV, Board of Education, 4%, 7/01/2035	500,000	512,666
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	1,640,000	757,147
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2042	500,000	505,361
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2047	500,000	500,445
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.375%, 5/01/2052	560,000	562,027
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,002,809
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2025	115,000	115,165
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2030	1,355,000	1,357,204
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,248
		$9,366,642
Student Loan Revenue – 0.4%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$430,000	$432,045
Tax - Other – 3.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$65,000	$69,160
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	175,000	195,109
Monongalia County, WV, Senior Tax Increment Improvement Refunding Rev. (Development District No. 4 - University Town Centre), “A”, 6%, 6/01/2053 (n)	1,000,000	1,086,416
Ohio County, WV, Tax Increment Rev., 5.25%, 6/01/2053	1,000,000	1,043,504
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,010,475
		$3,404,664
Tax Assessment – 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$444,101
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$125,000	$116,649
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	500,000	470,260
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	275,000	257,791
		$844,700
Toll Roads – 2.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$325,000	$265,819
West Virginia Parkways Authority, Senior Lien Turnpike Toll Rev., 4%, 6/01/2042	1,000,000	1,012,466
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	988,907
		$2,267,192
Transportation - Special Tax – 2.3%
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	$1,000,000	$992,005
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,225,000	1,230,127
		$2,222,132
Universities - Colleges – 8.7%
Fairmont, WV, State University Board of Governors Refunding Rev., “A”, 5%, 6/01/2032	$1,050,000	$1,168,721
Marshall University, WV, Board of Governors Rev., “A”, AGM, 3%, 5/01/2046	1,000,000	831,096
Marshall University, WV, Board of Governors Rev., “A”, AGM, 4%, 5/01/2050	1,500,000	1,404,916
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	90,000	90,139

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2044	$1,000,000	$1,089,374
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2049	2,000,000	2,111,060
West Virginia University, University Systems Rev., “A”, NPFG, 5.25%, 4/01/2028	1,665,000	1,730,095
		$8,425,401
Universities - Dormitories – 1.1%
West Virginia Economic Development Authority, University Facilities Refunding Rev. (Provident Group - Marshall Properties LLC - Marshall University Project), “A-1”, AGM, 5%, 7/01/2042	$1,000,000	$1,074,736
Utilities - Investor Owned – 2.7%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	$1,000,000	$984,003
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	750,000	715,060
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	1,000,000	968,222
		$2,667,285
Utilities - Municipal Owned – 1.1%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$435,000	$435,466
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	285,000	153,187
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	100,000	53,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	21,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	50,000	26,875
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	145,000	77,937
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	135,000	133,255
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,928
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	5,375
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	75,000	40,313
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	10,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	65,000	34,938
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	26,875
		$1,067,774
Utilities - Other – 2.5%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$280,000	$288,245
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	565,000	605,992
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	560,000	605,014
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	510,000	549,544
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	310,000	338,157
		$2,386,952
Water & Sewer Utility Revenue – 10.1%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$1,750,359
Greenbrier County, WV, Public Service District No. 1, Sewerage System Improvement Rev., “A”, BAM, 4.625%, 10/01/2052	1,000,000	1,026,026
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	182,982
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	135,000	140,530
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	75,302
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,037,837
Morgantown, WV, Combined Utility System Rev., “B”, 5%, 12/01/2043	2,000,000	2,088,524
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,538,638
West Virginia Water Development Authority Rev. (Loan Program IV), “A-IV”, 5%, 11/01/2038	500,000	526,236
MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	$1,500,000	$1,456,044
		$9,822,478
Total Municipal Bonds (Identified Cost, $94,934,968)		$93,893,201
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$167,000	$163,390
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	363,682	111,832
Total Bonds (Identified Cost, $307,123)		$275,222
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $102,921)	$180,563	$116,238
Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $3,081,017)	3,080,957	$3,081,882
Other Assets, Less Liabilities – (0.1)%		(66,936)
Net Assets – 100.0%		$97,299,607
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Mississippi Fund	$405,612	$73,322,943
New York Fund	7,041,452	173,431,350
North Carolina Fund	12,572,659	460,091,457
Pennsylvania Fund	1,085,027	164,287,941
South Carolina Fund	7,344,243	217,874,859
Virginia Fund	3,018,230	350,953,978
West Virginia Fund	3,081,882	94,284,661
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Mississippi Fund	$1,128,096	1.5%
New York Fund	9,062,373	5.0%
North Carolina Fund	6,257,657	1.3%
Pennsylvania Fund	6,100,101	3.7%
South Carolina Fund	5,464,674	2.4%
Virginia Fund	7,904,354	2.2%
West Virginia Fund	3,174,194	3.3%
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation

MSTBFS-SEM

Portfolio of Investments (unaudited) – continued
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements
MSTBFS-SEM

Financial Statements
Statements of Assets and Liabilities
At 9/30/24 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $73,822,713, $172,500,398, $458,792,420, and $164,838,892, respectively)	$73,322,943	$173,431,350	$460,091,457	$164,287,941
Investments in affiliated issuers, at value (identified cost, $405,536, $7,039,733, $12,570,519, and $1,084,848, respectively)	405,612	7,041,452	12,572,659	1,085,027
Cash	—	293	19,132	—
Receivables for
Investments sold	—	80,000	—	110,000
Fund shares sold	63,323	263,487	245,522	1,267,279
Interest	908,033	2,418,894	6,360,689	2,250,885
Receivable from investment adviser	5,546	8,329	—	5,820
Other assets	12,106	8,689	10,367	8,252
Total assets	$74,717,563	$183,252,494	$479,299,826	$169,015,204
Liabilities
Payable to custodian	$—	$—	$—	$1,140
Payables for
Distributions	9,839	63,776	56,408	45,796
Fund shares reacquired	74,379	181,197	689,717	1,653,162
When-issued investments purchased	—	2,234,280	11,319,049	1,476,585
Payable to affiliates
Investment adviser	—	—	18,976	—
Administrative services fee	230	395	841	372
Shareholder servicing costs	13,863	42,865	94,610	31,831
Distribution and service fees	697	4,015	9,677	1,231
Payable for independent Trustees' compensation	98	52	2,147	59
Payable for audit and tax fees	33,453	33,455	33,460	33,454
Accrued expenses and other liabilities	13,045	17,607	43,733	13,821
Total liabilities	$145,604	$2,577,642	$12,268,618	$3,257,451
Net assets	$74,571,959	$180,674,852	$467,031,208	$165,757,753
Net assets consist of
Paid-in capital	$80,986,230	$194,466,395	$496,473,053	$174,876,847
Total distributable earnings (loss)	(6,414,271)	(13,791,543)	(29,441,845)	(9,119,094)
Net assets	$74,571,959	$180,674,852	$467,031,208	$165,757,753

Statements of Assets and Liabilities (unaudited) – continued
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$63,508,495	$129,227,092	$295,649,401	$110,732,795
Class B	52,639	239,011	84,612	209,715
Class C	—	4,292,222	14,919,506	—
Class I	7,716,786	40,132,735	115,759,308	33,735,343
Class R6	3,294,039	6,783,792	40,618,381	21,079,900
Total net assets	$74,571,959	$180,674,852	$467,031,208	$165,757,753
Shares of beneficial interest outstanding
Class A	7,024,441	12,504,759	26,743,440	11,360,479
Class B	5,815	23,190	7,662	21,462
Class C	—	415,841	1,350,342	—
Class I	854,967	4,392,279	12,562,075	3,632,287
Class R6	364,926	741,346	4,407,529	2,269,508
Total shares of beneficial interest outstanding	8,250,149	18,077,415	45,071,048	17,283,736
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.04	$10.33	$11.06	$9.75
Offering price per share (100 / 95.75 x net asset value per share)	$9.44	$10.79	$11.55	$10.18
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.05	$10.31	$11.04	$9.77
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$10.32	$11.05	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.03	$9.14	$9.21	$9.29
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.03	$9.15	$9.22	$9.29
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued
At 9/30/24	South Carolina Fund	Virginia Fund	West Virginia Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $216,899,953, $352,339,512, and $95,345,012, respectively)	$217,874,859	$350,953,978	$94,284,661
Investments in affiliated issuers, at value (identified cost, $7,343,819, $3,018,024, and $3,081,017, respectively)	7,344,243	3,018,230	3,081,882
Cash	5,336	—	—
Receivables for
Investments sold	287,866	1,557,292	10,000
Fund shares sold	399,333	700,130	11,048
Interest	2,714,666	4,683,320	1,329,932
Receivable from investment adviser	—	2,546	7,547
Other assets	10,494	9,233	6,836
Total assets	$228,636,797	$360,924,729	$98,731,906
Liabilities
Payable to custodian	$—	$1,802	$—
Payables for
Distributions	22,737	53,276	11,900
Interest expense and fees	—	29,725	—
Fund shares reacquired	247,310	512,690	346,777
When-issued investments purchased	4,397,580	—	1,000,000
Payable to the holders of the floating rate certificates	—	1,846,255	—
Payable to affiliates
Investment adviser	2,112	—	—
Administrative services fee	461	671	265
Shareholder servicing costs	40,601	87,088	20,791
Distribution and service fees	4,062	6,595	1,959
Payable for independent Trustees' compensation	2,056	2,161	2,053
Payable for audit and tax fees	33,454	33,458	33,452
Accrued expenses and other liabilities	20,201	36,102	15,102
Total liabilities	$4,770,574	$2,609,823	$1,432,299
Net assets	$223,866,223	$358,314,906	$97,299,607
Net assets consist of
Paid-in capital	$242,962,867	$382,725,149	$105,193,613
Total distributable earnings (loss)	(19,096,644)	(24,410,243)	(7,894,006)
Net assets	$223,866,223	$358,314,906	$97,299,607

Statements of Assets and Liabilities (unaudited) – continued
	South Carolina Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$149,129,005	$220,638,985	$71,642,423
Class B	51,024	217,401	34,970
Class C	—	5,085,064	—
Class I	56,020,416	105,422,995	21,343,958
Class R6	18,665,778	26,950,461	4,278,256
Total net assets	$223,866,223	$358,314,906	$97,299,607
Shares of beneficial interest outstanding
Class A	13,164,300	21,065,695	6,939,917
Class B	4,507	20,773	3,389
Class C	—	485,632	—
Class I	6,103,925	11,581,022	2,349,086
Class R6	2,033,454	2,958,325	470,947
Total shares of beneficial interest outstanding	21,306,186	36,111,447	9,763,339
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$11.33	$10.47	$10.32
Offering price per share (100 / 95.75 x net asset value per share)	$11.83	$10.93	$10.78
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.32	$10.47	$10.32
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$10.47	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.18	$9.10	$9.09
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.18	$9.11	$9.08
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Six months ended 9/30/24 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income (loss)
Interest	$1,410,295	$3,599,611	$8,659,860	$3,113,686
Dividends from affiliated issuers	25,649	111,175	142,285	56,198
Total investment income	$1,435,944	$3,710,786	$8,802,145	$3,169,884
Expenses
Management fee	$169,663	$393,884	$1,012,778	$365,347
Distribution and service fees	80,978	180,828	439,014	137,433
Shareholder servicing costs	24,399	76,722	161,818	58,662
Administrative services fee	10,576	17,656	37,214	16,755
Independent Trustees' compensation	1,795	2,566	5,080	2,472
Custodian fee	9,302	13,813	26,982	14,629
Shareholder communications	3,452	5,261	10,285	5,869
Audit and tax fees	34,519	34,521	34,527	34,521
Legal fees	3,156	8,967	7,981	7,481
Registration fees	31,733	37,824	39,385	31,358
Miscellaneous	15,385	16,443	18,640	16,089
Total expenses	$384,958	$788,485	$1,793,704	$690,616
Fees paid indirectly	(5)	(11)	(71)	(272)
Reduction of expenses by investment adviser and distributor	(70,208)	(102,123)	(38,584)	(164,656)
Net expenses	$314,745	$686,351	$1,755,049	$525,688
Net investment income (loss)	$1,121,199	$3,024,435	$7,047,096	$2,644,196
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(434,050)	$(483,220)	$(1,188,629)	$(568,282)
Affiliated issuers	570	(208)	505	320
Net realized gain (loss)	$(433,480)	$(483,428)	$(1,188,124)	$(567,962)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,706,617	$4,722,493	$10,487,697	$4,511,968
Affiliated issuers	(41)	1,562	1,521	(81)
Net unrealized gain (loss)	$1,706,576	$4,724,055	$10,489,218	$4,511,887
Net realized and unrealized gain (loss)	$1,273,096	$4,240,627	$9,301,094	$3,943,925
Change in net assets from operations	$2,394,295	$7,265,062	$16,348,190	$6,588,121
See Notes to Financial Statements

Statements of Operations (unaudited) – continued
Six months ended 9/30/24	South Carolina Fund	Virginia Fund	West Virginia Fund
Net investment income (loss)
Interest	$4,104,144	$6,165,697	$1,783,245
Dividends from affiliated issuers	115,609	91,891	59,877
Total investment income	$4,219,753	$6,257,588	$1,843,122
Expenses
Management fee	$486,688	$796,760	$214,208
Distribution and service fees	184,776	304,967	87,483
Shareholder servicing costs	68,716	144,249	37,316
Administrative services fee	20,590	30,388	11,979
Independent Trustees' compensation	3,060	4,286	2,055
Custodian fee	14,525	22,729	8,943
Shareholder communications	5,724	7,986	3,694
Audit and tax fees	34,521	34,525	34,519
Legal fees	6,808	6,092	2,590
Registration fees	31,753	38,464	36,375
Interest expense and fees	—	8,089	—
Miscellaneous	16,407	16,919	15,501
Total expenses	$873,568	$1,415,454	$454,663
Fees paid indirectly	(12)	(39)	(8)
Reduction of expenses by investment adviser and distributor	(55,878)	(121,637)	(73,414)
Net expenses	$817,678	$1,293,778	$381,241
Net investment income (loss)	$3,402,075	$4,963,810	$1,461,881
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(589,828)	$(1,055,928)	$(106,984)
Affiliated issuers	269	786	121
Net realized gain (loss)	$(589,559)	$(1,055,142)	$(106,863)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,814,347	$7,855,294	$1,734,125
Affiliated issuers	63	(88)	720
Net unrealized gain (loss)	$4,814,410	$7,855,206	$1,734,845
Net realized and unrealized gain (loss)	$4,224,851	$6,800,064	$1,627,982
Change in net assets from operations	$7,626,926	$11,763,874	$3,089,863
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 9/30/24 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$1,121,199	$3,024,435	$7,047,096	$2,644,196
Net realized gain (loss)	(433,480)	(483,428)	(1,188,124)	(567,962)
Net unrealized gain (loss)	1,706,576	4,724,055	10,489,218	4,511,887
Change in net assets from operations	$2,394,295	$7,265,062	$16,348,190	$6,588,121
Total distributions to shareholders	$(1,110,605)	$(2,987,345)	$(6,990,737)	$(2,652,673)
Change in net assets from fund share transactions	$(6,132,420)	$4,055,476	$6,260,005	$(359,304)
Total change in net assets	$(4,848,730)	$8,333,193	$15,617,458	$3,576,144
Net assets
At beginning of period	79,420,689	172,341,659	451,413,750	162,181,609
At end of period	$74,571,959	$180,674,852	$467,031,208	$165,757,753
Six months ended 9/30/24 (unaudited)	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$3,402,075	$4,963,810	$1,461,881
Net realized gain (loss)	(589,559)	(1,055,142)	(106,863)
Net unrealized gain (loss)	4,814,410	7,855,206	1,734,845
Change in net assets from operations	$7,626,926	$11,763,874	$3,089,863
Total distributions to shareholders	$(3,389,424)	$(5,409,543)	$(1,455,009)
Change in net assets from fund share transactions	$6,074,220	$(5,981,880)	$1,629,694
Total change in net assets	$10,311,722	$372,451	$3,264,548
Net assets
At beginning of period	213,554,501	357,942,455	94,035,059
At end of period	$223,866,223	$358,314,906	$97,299,607
See Notes to Financial Statements

Statements of Changes in Net Assets – continued
Year ended 3/31/24	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,257,590	$6,139,414	$13,213,278	$5,138,752
Net realized gain (loss)	(524,390)	(1,924,574)	(5,887,866)	(1,208,576)
Net unrealized gain (loss)	198,398	3,730,989	6,074,629	550,492
Change in net assets from operations	$1,931,598	$7,945,829	$13,400,041	$4,480,668
Total distributions to shareholders	$(2,322,925)	$(6,373,795)	$(13,622,789)	$(5,296,145)
Change in net assets from fund share transactions	$(4,102,593)	$(47,014,255)	$(673,314)	$(3,117,643)
Total change in net assets	$(4,493,920)	$(45,442,221)	$(896,062)	$(3,933,120)
Net assets
At beginning of period	83,914,609	217,783,880	452,309,812	166,114,729
At end of period	$79,420,689	$172,341,659	$451,413,750	$162,181,609
Year ended 3/31/24	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$6,184,141	$10,423,187	$2,858,235
Net realized gain (loss)	(4,125,048)	(6,110,107)	(615,664)
Net unrealized gain (loss)	4,455,848	6,442,724	548,170
Change in net assets from operations	$6,514,941	$10,755,804	$2,790,741
Total distributions to shareholders	$(6,273,286)	$(10,727,525)	$(2,919,310)
Change in net assets from fund share transactions	$(12,962)	$(4,095,245)	$(5,329,332)
Total change in net assets	$228,693	$(4,066,966)	$(5,457,901)
Net assets
At beginning of period	213,325,808	362,009,421	99,492,960
At end of period	$213,554,501	$357,942,455	$94,035,059
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS Mississippi Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.88	$8.92	$9.33	$9.90	$9.63	$9.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.21	$0.19	$0.23	$0.28
Net realized and unrealized gain (loss)	0.16	(0.03)	(0.39)	(0.57)	0.27	(0.01)
Total from investment operations	$0.29	$0.21	$(0.18)	$(0.38)	$0.50	$0.27
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.25)	$(0.23)	$(0.19)	$(0.23)	$(0.28)
Net asset value, end of period (x)	$9.04	$8.88	$8.92	$9.33	$9.90	$9.63
Total return (%) (r)(s)(t)(x)	3.31(n)	2.42	(1.93)	(3.95)	5.20	2.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06(a)	1.03	1.01	0.97	0.97	0.98
Expenses after expense reductions (f)	0.85(a)	0.87	0.85	0.80	0.81	0.82
Net investment income (loss)	2.95(a)	2.76	2.41	1.90	2.33	2.88
Portfolio turnover rate	7(n)	22	19	13	20	30
Net assets at end of period (000 omitted)	$63,508	$69,552	$73,256	$81,093	$92,395	$86,335
	Six months ended	Year ended
Class B	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.89	$8.92	$9.35	$9.92	$9.64	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.19	$0.15	$0.12	$0.18	$0.22
Net realized and unrealized gain (loss)	0.16	(0.03)	(0.41)	(0.57)	0.26	(0.01)
Total from investment operations	$0.26	$0.16	$(0.26)	$(0.45)	$0.44	$0.21
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.19)	$(0.17)	$(0.12)	$(0.16)	$(0.22)
Net asset value, end of period (x)	$9.05	$8.89	$8.92	$9.35	$9.92	$9.64
Total return (%) (r)(s)(t)(x)	2.97(n)	1.88	(2.78)	(4.56)	4.63	2.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81(a)	1.79	1.76	1.72	1.72	1.73
Expenses after expense reductions (f)	1.50(a)	1.52	1.50	1.45	1.46	1.47
Net investment income (loss)	2.30(a)	2.12	1.71	1.26	1.79	2.24
Portfolio turnover rate	7(n)	22	19	13	20	30
Net assets at end of period (000 omitted)	$53	$54	$8	$90	$115	$626
See Notes to Financial Statements

Financial Highlights − continued
MFS Mississippi Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.87	$8.90	$9.31	$9.89	$9.61	$9.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.22	$0.20	$0.24	$0.29
Net realized and unrealized gain (loss)	0.15	(0.02)	(0.40)	(0.58)	0.28	(0.02)
Total from investment operations	$0.29	$0.23	$(0.18)	$(0.38)	$0.52	$0.27
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.26)	$(0.23)	$(0.20)	$(0.24)	$(0.29)
Net asset value, end of period (x)	$9.03	$8.87	$8.90	$9.31	$9.89	$9.61
Total return (%) (r)(s)(t)(x)	3.36(n)	2.64	(1.85)	(3.96)	5.41	2.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81(a)	0.78	0.76	0.72	0.72	0.72
Expenses after expense reductions (f)	0.75(a)	0.77	0.75	0.70	0.70	0.71
Net investment income (loss)	3.06(a)	2.86	2.50	2.00	2.42	2.96
Portfolio turnover rate	7(n)	22	19	13	20	30
Net assets at end of period (000 omitted)	$7,717	$6,779	$7,777	$13,661	$13,878	$11,374
	Six months ended	Year ended
Class R6	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.87	$8.90	$9.31	$9.89	$9.61	$9.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.23	$0.20	$0.24	$0.29
Net realized and unrealized gain (loss)	0.16	(0.03)	(0.40)	(0.58)	0.28	(0.01)
Total from investment operations	$0.30	$0.23	$(0.17)	$(0.38)	$0.52	$0.28
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.26)	$(0.24)	$(0.20)	$(0.24)	$(0.30)
Net asset value, end of period (x)	$9.03	$8.87	$8.90	$9.31	$9.89	$9.61
Total return (%) (r)(s)(t)(x)	3.39(n)	2.70	(1.78)	(3.90)	5.48	2.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.72	0.70	0.65	0.65	0.66
Expenses after expense reductions (f)	0.69(a)	0.71	0.68	0.64	0.64	0.65
Net investment income (loss)	3.11(a)	2.92	2.57	2.06	2.47	2.95
Portfolio turnover rate	7(n)	22	19	13	20	30
Net assets at end of period (000 omitted)	$3,294	$3,035	$2,874	$3,327	$2,668	$2,384

See Notes to Financial Statements

Financial Highlights − continued
MFS Mississippi Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS New York Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.09	$10.01	$10.62	$11.33	$10.93	$11.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.33	$0.29	$0.24	$0.29	$0.31
Net realized and unrealized gain (loss)	0.24	0.10	(0.60)	(0.71)	0.39	(0.08)
Total from investment operations	$0.41	$0.43	$(0.31)	$(0.47)	$0.68	$0.23
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.35)	$(0.30)	$(0.24)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$10.33	$10.09	$10.01	$10.62	$11.33	$10.93
Total return (%) (r)(s)(t)(x)	4.12(n)	4.41	(2.91)	(4.30)	6.32	2.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95(a)	0.95	0.91	0.88	0.87	0.88
Expenses after expense reductions (f)	0.83(a)	0.83	0.83	0.83	0.84	0.86
Net investment income (loss)	3.41(a)	3.39	2.86	2.09	2.57	2.73
Portfolio turnover rate	5(n)	29	35	19	45	25
Net assets at end of period (000 omitted)	$129,227	$123,265	$126,231	$153,525	$170,723	$174,514
	Six months ended	Year ended
Class B	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.06	$9.98	$10.60	$11.31	$10.90	$10.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.26	$0.21	$0.15	$0.20	$0.22
Net realized and unrealized gain (loss)	0.25	0.09	(0.61)	(0.71)	0.41	(0.07)
Total from investment operations	$0.38	$0.35	$(0.40)	$(0.56)	$0.61	$0.15
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.22)	$(0.15)	$(0.20)	$(0.22)
Net asset value, end of period (x)	$10.31	$10.06	$9.98	$10.60	$11.31	$10.90
Total return (%) (r)(s)(t)(x)	3.84(n)	3.64	(3.74)	(5.02)	5.63	1.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.70	1.66	1.63	1.62	1.63
Expenses after expense reductions (f)	1.58(a)	1.58	1.58	1.58	1.60	1.62
Net investment income (loss)	2.66(a)	2.64	2.10	1.35	1.85	2.00
Portfolio turnover rate	5(n)	29	35	19	45	25
Net assets at end of period (000 omitted)	$239	$438	$516	$725	$1,063	$2,193
See Notes to Financial Statements

Financial Highlights − continued
MFS New York Municipal Bond Fund − continued
	Six months ended	Year ended
Class C	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.07	$9.99	$10.61	$11.32	$10.91	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.26	$0.21	$0.15	$0.20	$0.22
Net realized and unrealized gain (loss)	0.25	0.09	(0.61)	(0.71)	0.41	(0.07)
Total from investment operations	$0.38	$0.35	$(0.40)	$(0.56)	$0.61	$0.15
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.22)	$(0.15)	$(0.20)	$(0.22)
Net asset value, end of period (x)	$10.32	$10.07	$9.99	$10.61	$11.32	$10.91
Total return (%) (r)(s)(t)(x)	3.84(n)	3.64	(3.73)	(5.02)	5.63	1.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69(a)	1.70	1.66	1.63	1.62	1.63
Expenses after expense reductions (f)	1.58(a)	1.58	1.58	1.58	1.59	1.62
Net investment income (loss)	2.66(a)	2.64	2.09	1.34	1.83	1.98
Portfolio turnover rate	5(n)	29	35	19	45	25
Net assets at end of period (000 omitted)	$4,292	$4,590	$6,462	$9,646	$12,260	$15,471
	Six months ended	Year ended
Class I	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.92	$8.85	$9.39	$10.02	$9.66	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.27	$0.24	$0.28	$0.30
Net realized and unrealized gain (loss)	0.22	0.08	(0.53)	(0.64)	0.35	(0.08)
Total from investment operations	$0.38	$0.40	$(0.26)	$(0.40)	$0.63	$0.22
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.33)	$(0.28)	$(0.23)	$(0.27)	$(0.29)
Net asset value, end of period (x)	$9.14	$8.92	$8.85	$9.39	$10.02	$9.66
Total return (%) (r)(s)(t)(x)	4.34(n)	4.66	(2.67)	(4.08)	6.65	2.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70(a)	0.70	0.66	0.62	0.62	0.63
Expenses after expense reductions (f)	0.58(a)	0.58	0.58	0.58	0.59	0.62
Net investment income (loss)	3.66(a)	3.64	3.10	2.32	2.81	2.97
Portfolio turnover rate	5(n)	29	35	19	45	25
Net assets at end of period (000 omitted)	$40,133	$37,821	$36,516	$44,708	$95,882	$83,586
See Notes to Financial Statements

Financial Highlights − continued
MFS New York Municipal Bond Fund − continued
	Six months ended	Year ended
Class R6	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.93	$8.84	$9.39	$10.02	$9.66	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.31	$0.28	$0.25	$0.28	$0.30
Net realized and unrealized gain (loss)	0.22	0.12	(0.54)	(0.64)	0.36	(0.07)
Total from investment operations	$0.39	$0.43	$(0.26)	$(0.39)	$0.64	$0.23
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.34)	$(0.29)	$(0.24)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$9.15	$8.93	$8.84	$9.39	$10.02	$9.66
Total return (%) (r)(s)(t)(x)	4.38(n)	4.97	(2.70)	(4.02)	6.72	2.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.60	0.58	0.57	0.56	0.56
Expenses after expense reductions (f)	0.50(a)	0.50	0.50	0.51	0.53	0.55
Net investment income (loss)	3.73(a)	3.56	3.21	2.51	2.86	3.01
Portfolio turnover rate	5(n)	29	35	19	45	25
Net assets at end of period (000 omitted)	$6,784	$6,227	$48,058	$50,925	$4,866	$3,092
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS North Carolina Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.83	$10.81	$11.25	$11.91	$11.45	$11.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.31	$0.25	$0.21	$0.27	$0.32
Net realized and unrealized gain (loss)	0.23	0.03	(0.43)	(0.67)	0.46	(0.13)
Total from investment operations	$0.40	$0.34	$(0.18)	$(0.46)	$0.73	$0.19
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.32)	$(0.26)	$(0.20)	$(0.27)	$(0.33)
Net asset value, end of period (x)	$11.06	$10.83	$10.81	$11.25	$11.91	$11.45
Total return (%) (r)(s)(t)(x)	3.69(n)	3.23	(1.56)	(3.91)	6.42	1.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.86	0.85	0.84	0.84	0.85
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.83	0.83	0.83
Net investment income (loss)	3.07(a)	2.90	2.30	1.74	2.29	2.72
Portfolio turnover rate	8(n)	25	30	16	25	28
Net assets at end of period (000 omitted)	$295,649	$295,849	$302,524	$354,752	$359,286	$326,916
	Six months ended	Year ended
Class B	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.81	$10.80	$11.24	$11.90	$11.44	$11.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.16	$0.12	$0.19	$0.24
Net realized and unrealized gain (loss)	0.22	0.02	(0.42)	(0.67)	0.45	(0.13)
Total from investment operations	$0.35	$0.25	$(0.26)	$(0.55)	$0.64	$0.11
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.24)	$(0.18)	$(0.11)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$11.04	$10.81	$10.80	$11.24	$11.90	$11.44
Total return (%) (r)(s)(t)(x)	3.31(n)	2.37	(2.29)	(4.63)	5.64	0.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.61	1.61	1.59	1.59	1.61
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.58	1.58	1.59
Net investment income (loss)	2.32(a)	2.15	1.51	0.99	1.60	2.01
Portfolio turnover rate	8(n)	25	30	16	25	28
Net assets at end of period (000 omitted)	$85	$140	$165	$323	$416	$788
See Notes to Financial Statements

Financial Highlights − continued
MFS North Carolina Municipal Bond Fund − continued
	Six months ended	Year ended
Class C	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.82	$10.81	$11.25	$11.91	$11.45	$11.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.17	$0.12	$0.18	$0.23
Net realized and unrealized gain (loss)	0.22	0.02	(0.43)	(0.67)	0.46	(0.12)
Total from investment operations	$0.35	$0.25	$(0.26)	$(0.55)	$0.64	$0.11
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.24)	$(0.18)	$(0.11)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$11.05	$10.82	$10.81	$11.25	$11.91	$11.45
Total return (%) (r)(s)(t)(x)	3.31(n)	2.37	(2.29)	(4.63)	5.63	0.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.61	1.60	1.59	1.59	1.61
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.58	1.58	1.59
Net investment income (loss)	2.32(a)	2.15	1.54	0.99	1.56	1.96
Portfolio turnover rate	8(n)	25	30	16	25	28
Net assets at end of period (000 omitted)	$14,920	$16,267	$21,315	$28,828	$35,315	$45,135
	Six months ended	Year ended
Class I	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.03	$9.01	$9.38	$9.93	$9.55	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.23	$0.20	$0.25	$0.29
Net realized and unrealized gain (loss)	0.18	0.03	(0.36)	(0.56)	0.38	(0.10)
Total from investment operations	$0.33	$0.31	$(0.13)	$(0.36)	$0.63	$0.19
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.24)	$(0.19)	$(0.25)	$(0.30)
Net asset value, end of period (x)	$9.21	$9.03	$9.01	$9.38	$9.93	$9.55
Total return (%) (r)(s)(t)(x)	3.69(n)	3.52	(1.35)	(3.67)	6.64	1.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.61	0.60	0.59	0.59	0.60
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.58	0.58	0.59
Net investment income (loss)	3.32(a)	3.15	2.54	1.99	2.52	2.95
Portfolio turnover rate	8(n)	25	30	16	25	28
Net assets at end of period (000 omitted)	$115,759	$102,556	$97,036	$116,857	$113,800	$83,861
See Notes to Financial Statements

Financial Highlights − continued
MFS North Carolina Municipal Bond Fund − continued
	Six months ended	Year ended
Class R6	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.03	$9.01	$9.38	$9.93	$9.55	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.23	$0.20	$0.25	$0.30
Net realized and unrealized gain (loss)	0.19	0.02	(0.36)	(0.55)	0.38	(0.11)
Total from investment operations	$0.34	$0.31	$(0.13)	$(0.35)	$0.63	$0.19
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.24)	$(0.20)	$(0.25)	$(0.30)
Net asset value, end of period (x)	$9.22	$9.03	$9.01	$9.38	$9.93	$9.55
Total return (%) (r)(s)(t)(x)	3.84(n)	3.59	(1.28)	(3.60)	6.71	1.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.54	0.53	0.52	0.52	0.53
Expenses after expense reductions (f)	0.52(a)	0.52	0.52	0.51	0.51	0.52
Net investment income (loss)	3.39(a)	3.22	2.61	2.05	2.59	3.01
Portfolio turnover rate	8(n)	25	30	16	25	28
Net assets at end of period (000 omitted)	$40,618	$36,601	$31,269	$40,985	$34,703	$24,040
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Pennsylvania Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.52	$9.55	$10.05	$10.60	$10.24	$10.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.25	$0.21	$0.27	$0.33
Net realized and unrealized gain (loss)	0.23	(0.02)	(0.49)	(0.55)	0.36	(0.02)
Total from investment operations	$0.38	$0.28	$(0.24)	$(0.34)	$0.63	$0.31
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.31)	$(0.26)	$(0.21)	$(0.27)	$(0.33)
Net asset value, end of period (x)	$9.75	$9.52	$9.55	$10.05	$10.60	$10.24
Total return (%) (r)(s)(t)(x)	4.09(n)	3.01	(2.31)	(3.29)	6.21	2.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.95	0.93	0.91	0.92	0.94
Expenses after expense reductions (f)	0.69(a)	0.69	0.69	0.71	0.76	0.78
Net investment income (loss)	3.22(a)	3.18	2.65	2.02	2.55	3.13
Portfolio turnover rate	9(n)	19	29	19	28	17
Net assets at end of period (000 omitted)	$110,733	$110,625	$113,427	$132,466	$137,727	$117,575
	Six months ended	Year ended
Class B	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.54	$9.57	$10.07	$10.62	$10.27	$10.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.18	$0.14	$0.19	$0.25
Net realized and unrealized gain (loss)	0.23	(0.02)	(0.49)	(0.56)	0.35	(0.02)
Total from investment operations	$0.35	$0.21	$(0.31)	$(0.42)	$0.54	$0.23
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.24)	$(0.19)	$(0.13)	$(0.19)	$(0.25)
Net asset value, end of period (x)	$9.77	$9.54	$9.57	$10.07	$10.62	$10.27
Total return (%) (r)(s)(t)(x)	3.70(n)	2.24	(3.03)	(4.00)	5.32	2.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69(a)	1.70	1.68	1.66	1.67	1.69
Expenses after expense reductions (f)	1.44(a)	1.44	1.44	1.46	1.51	1.53
Net investment income (loss)	2.47(a)	2.43	1.89	1.27	1.86	2.40
Portfolio turnover rate	9(n)	19	29	19	28	17
Net assets at end of period (000 omitted)	$210	$288	$414	$577	$851	$1,507
See Notes to Financial Statements

Financial Highlights − continued
MFS Pennsylvania Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.07	$9.10	$9.57	$10.09	$9.76	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.25	$0.21	$0.26	$0.32
Net realized and unrealized gain (loss)	0.22	(0.02)	(0.46)	(0.52)	0.34	(0.02)
Total from investment operations	$0.37	$0.27	$(0.21)	$(0.31)	$0.60	$0.30
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.26)	$(0.21)	$(0.27)	$(0.32)
Net asset value, end of period (x)	$9.29	$9.07	$9.10	$9.57	$10.09	$9.76
Total return (%) (r)(s)(t)(x)	4.15(n)	3.09	(2.15)	(3.16)	6.18	3.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.70	0.68	0.66	0.67	0.69
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.61	0.66	0.68
Net investment income (loss)	3.32(a)	3.27	2.74	2.11	2.64	3.21
Portfolio turnover rate	9(n)	19	29	19	28	17
Net assets at end of period (000 omitted)	$33,735	$31,002	$31,571	$37,530	$32,103	$26,064
	Six months ended	Year ended
Class R6	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.07	$9.10	$9.58	$10.10	$9.76	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.26	$0.22	$0.27	$0.33
Net realized and unrealized gain (loss)	0.22	(0.02)	(0.48)	(0.52)	0.34	(0.02)
Total from investment operations	$0.37	$0.28	$(0.22)	$(0.30)	$0.61	$0.31
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.31)	$(0.26)	$(0.22)	$(0.27)	$(0.33)
Net asset value, end of period (x)	$9.29	$9.07	$9.10	$9.58	$10.10	$9.76
Total return (%) (r)(s)(t)(x)	4.18(n)	3.16	(2.19)	(3.09)	6.35	3.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.63	0.61	0.59	0.60	0.61
Expenses after expense reductions (f)	0.52(a)	0.52	0.52	0.54	0.59	0.60
Net investment income (loss)	3.38(a)	3.34	2.83	2.18	2.71	3.28
Portfolio turnover rate	9(n)	19	29	19	28	17
Net assets at end of period (000 omitted)	$21,080	$20,268	$20,702	$20,559	$15,830	$13,031

See Notes to Financial Statements

Financial Highlights − continued
MFS Pennsylvania Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS South Carolina Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$11.11	$11.08	$11.61	$12.30	$11.94	$11.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.25	$0.19	$0.25	$0.33
Net realized and unrealized gain (loss)	0.22	0.03	(0.52)	(0.69)	0.36	(0.04)
Total from investment operations	$0.39	$0.35	$(0.27)	$(0.50)	$0.61	$0.29
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.32)	$(0.26)	$(0.19)	$(0.25)	$(0.32)
Net asset value, end of period (x)	$11.33	$11.11	$11.08	$11.61	$12.30	$11.94
Total return (%) (r)(s)(t)(x)	3.55(n)	3.27	(2.26)	(4.15)	5.18	2.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.90	0.88	0.86	0.87	0.88
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	3.06(a)	2.90	2.27	1.55	2.08	2.68
Portfolio turnover rate	10(n)	25	28	22	23	22
Net assets at end of period (000 omitted)	$149,129	$149,893	$154,644	$204,883	$222,730	$192,059
	Six months ended	Year ended
Class B	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$11.11	$11.08	$11.60	$12.30	$11.93	$11.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.17	$0.10	$0.18	$0.24
Net realized and unrealized gain (loss)	0.21	0.04	(0.51)	(0.70)	0.35	(0.05)
Total from investment operations	$0.34	$0.27	$(0.34)	$(0.60)	$0.53	$0.19
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.18)	$(0.10)	$(0.16)	$(0.23)
Net asset value, end of period (x)	$11.32	$11.11	$11.08	$11.60	$12.30	$11.93
Total return (%) (r)(s)(t)(x)	3.08(n)	2.50	(2.91)	(4.95)	4.50	1.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.65	1.63	1.61	1.62	1.64
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	2.33(a)	2.12	1.55	0.81	1.48	1.96
Portfolio turnover rate	10(n)	25	28	22	23	22
Net assets at end of period (000 omitted)	$51	$48	$137	$146	$280	$1,200
See Notes to Financial Statements

Financial Highlights − continued
MFS South Carolina Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.00	$8.98	$9.40	$9.97	$9.67	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.23	$0.18	$0.23	$0.29
Net realized and unrealized gain (loss)	0.18	0.02	(0.42)	(0.57)	0.30	(0.03)
Total from investment operations	$0.33	$0.30	$(0.19)	$(0.39)	$0.53	$0.26
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.28)	$(0.23)	$(0.18)	$(0.23)	$(0.29)
Net asset value, end of period (x)	$9.18	$9.00	$8.98	$9.40	$9.97	$9.67
Total return (%) (r)(s)(t)(x)	3.70(n)	3.48	(1.93)	(4.02)	5.53	2.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.65	0.63	0.61	0.62	0.63
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	3.31(a)	3.15	2.52	1.80	2.31	2.92
Portfolio turnover rate	10(n)	25	28	22	23	22
Net assets at end of period (000 omitted)	$56,020	$46,523	$44,457	$56,292	$53,171	$35,189
	Six months ended	Year ended
Class R6	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.00	$8.98	$9.41	$9.97	$9.67	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.23	$0.19	$0.23	$0.29
Net realized and unrealized gain (loss)	0.18	0.03	(0.42)	(0.57)	0.31	(0.03)
Total from investment operations	$0.33	$0.31	$(0.19)	$(0.38)	$0.54	$0.26
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.24)	$(0.18)	$(0.24)	$(0.29)
Net asset value, end of period (x)	$9.18	$9.00	$8.98	$9.41	$9.97	$9.67
Total return (%) (r)(s)(t)(x)	3.73(n)	3.54	(1.96)	(3.86)	5.59	2.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58(a)	0.58	0.57	0.55	0.55	0.57
Expenses after expense reductions (f)	0.53(a)	0.53	0.53	0.53	0.53	0.53
Net investment income (loss)	3.38(a)	3.21	2.59	1.86	2.36	2.95
Portfolio turnover rate	10(n)	25	28	22	23	22
Net assets at end of period (000 omitted)	$18,666	$17,091	$14,088	$18,450	$14,608	$8,892

See Notes to Financial Statements

Financial Highlights − continued
MFS South Carolina Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.29	$10.29	$10.77	$11.42	$11.07	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.29	$0.26	$0.24	$0.29	$0.33
Net realized and unrealized gain (loss)	0.19	0.01	(0.48)	(0.65)	0.36	(0.08)
Total from investment operations	$0.33	$0.30	$(0.22)	$(0.41)	$0.65	$0.25
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.26)	$(0.24)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$10.47	$10.29	$10.29	$10.77	$11.42	$11.07
Total return (%) (r)(s)(t)(x)	3.28(n)	2.99	(1.96)	(3.72)	5.94	2.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88(a)	0.88	0.87	0.87	0.88	0.91
Expenses after expense reductions (f)	0.81(a)	0.81	0.81	0.81	0.82	0.84
Net investment income (loss)	2.72(a)	2.86	2.52	2.14	2.57	2.88
Portfolio turnover rate	7(n)	21	34	23	21	24
Net assets at end of period (000 omitted)	$220,639	$226,140	$247,207	$246,986	$251,971	$235,639
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.81(a)	N/A	N/A	0.81	0.81	0.81
See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund − continued
	Six months ended	Year ended
Class B	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.28	$10.28	$10.76	$11.41	$11.06	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.18	$0.16	$0.21	$0.24
Net realized and unrealized gain (loss)	0.20	0.01	(0.47)	(0.66)	0.36	(0.07)
Total from investment operations	$0.30	$0.22	$(0.29)	$(0.50)	$0.57	$0.17
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.22)	$(0.19)	$(0.15)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$10.47	$10.28	$10.28	$10.76	$11.41	$11.06
Total return (%) (r)(s)(t)(x)	2.99(n)	2.23	(2.68)	(4.45)	5.16	1.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63(a)	1.63	1.63	1.62	1.63	1.66
Expenses after expense reductions (f)	1.56(a)	1.56	1.56	1.56	1.57	1.59
Net investment income (loss)	1.97(a)	2.11	1.76	1.39	1.82	2.14
Portfolio turnover rate	7(n)	21	34	23	21	24
Net assets at end of period (000 omitted)	$217	$211	$237	$387	$436	$581
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56(a)	N/A	N/A	1.56	1.56	1.56
See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund − continued
	Six months ended	Year ended
Class C	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.29	$10.29	$10.77	$11.42	$11.06	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.18	$0.16	$0.21	$0.24
Net realized and unrealized gain (loss)	0.19	0.01	(0.47)	(0.66)	0.37	(0.08)
Total from investment operations	$0.29	$0.22	$(0.29)	$(0.50)	$0.58	$0.16
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.22)	$(0.19)	$(0.15)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$10.47	$10.29	$10.29	$10.77	$11.42	$11.06
Total return (%) (r)(s)(t)(x)	2.89(n)	2.23	(2.69)	(4.44)	5.25	1.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63(a)	1.63	1.63	1.62	1.63	1.66
Expenses after expense reductions (f)	1.56(a)	1.56	1.56	1.56	1.57	1.59
Net investment income (loss)	1.97(a)	2.10	1.76	1.39	1.82	2.13
Portfolio turnover rate	7(n)	21	34	23	21	24
Net assets at end of period (000 omitted)	$5,085	$5,880	$8,671	$11,754	$14,348	$16,736
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56(a)	N/A	N/A	1.56	1.56	1.56
See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.94	$8.94	$9.36	$9.93	$9.62	$9.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.27	$0.25	$0.24	$0.28	$0.31
Net realized and unrealized gain (loss)	0.17	0.01	(0.42)	(0.58)	0.32	(0.07)
Total from investment operations	$0.30	$0.28	$(0.17)	$(0.34)	$0.60	$0.24
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.25)	$(0.23)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$9.10	$8.94	$8.94	$9.36	$9.93	$9.62
Total return (%) (r)(s)(t)(x)	3.45(n)	3.24	(1.75)	(3.53)	6.26	2.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63(a)	0.63	0.62	0.62	0.63	0.66
Expenses after expense reductions (f)	0.56(a)	0.56	0.56	0.56	0.57	0.59
Net investment income (loss)	2.97(a)	3.11	2.76	2.39	2.80	3.12
Portfolio turnover rate	7(n)	21	34	23	21	24
Net assets at end of period (000 omitted)	$105,423	$100,954	$85,821	$88,808	$94,495	$71,807
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56(a)	N/A	N/A	0.56	0.56	0.56
See Notes to Financial Statements

Financial Highlights − continued
MFS Virginia Municipal Bond Fund − continued
	Six months ended	Year ended
Class R6	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.95	$8.95	$9.37	$9.93	$9.63	$9.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.28	$0.25	$0.24	$0.28	$0.31
Net realized and unrealized gain (loss)	0.17	0.01	(0.41)	(0.56)	0.31	(0.06)
Total from investment operations	$0.31	$0.29	$(0.16)	$(0.32)	$0.59	$0.25
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.26)	$(0.24)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$9.11	$8.95	$8.95	$9.37	$9.93	$9.63
Total return (%) (r)(s)(t)(x)	3.49(n)	3.33	(1.66)	(3.35)	6.23	2.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55(a)	0.55	0.55	0.54	0.55	0.58
Expenses after expense reductions (f)	0.48(a)	0.48	0.48	0.48	0.50	0.51
Net investment income (loss)	3.05(a)	3.19	2.84	2.46	2.87	3.20
Portfolio turnover rate	7(n)	21	34	23	21	24
Net assets at end of period (000 omitted)	$26,950	$24,756	$20,073	$25,876	$22,118	$14,286
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48(a)	N/A	N/A	0.48	0.48	0.48
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS West Virginia Municipal Bond Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.15	$10.15	$10.64	$11.19	$10.95	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.25	$0.23	$0.28	$0.33
Net realized and unrealized gain (loss)	0.17	(0.00)(w)	(0.48)	(0.55)	0.24	(0.03)
Total from investment operations	$0.32	$0.30	$(0.23)	$(0.32)	$0.52	$0.30
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.26)	$(0.23)	$(0.28)	$(0.33)
Net asset value, end of period (x)	$10.32	$10.15	$10.15	$10.64	$11.19	$10.95
Total return (%) (r)(s)(t)(x)	3.21(n)	3.08	(2.08)	(2.90)	4.81	2.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.03	1.00	0.97	0.97	0.98
Expenses after expense reductions (f)	0.87(a)	0.87	0.87	0.87	0.87	0.86
Net investment income (loss)	3.00(a)	2.97	2.49	2.09	2.51	3.00
Portfolio turnover rate	4(n)	21	24	21	23	19
Net assets at end of period (000 omitted)	$71,642	$68,855	$79,776	$94,024	$99,380	$98,950
	Six months ended	Year ended
Class B	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.15	$10.15	$10.63	$11.18	$10.95	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.18	$0.15	$0.20	$0.25
Net realized and unrealized gain (loss)	0.16	0.01	(0.47)	(0.55)	0.23	(0.03)
Total from investment operations	$0.28	$0.23	$(0.29)	$(0.40)	$0.43	$0.22
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.23)	$(0.19)	$(0.15)	$(0.20)	$(0.25)
Net asset value, end of period (x)	$10.32	$10.15	$10.15	$10.63	$11.18	$10.95
Total return (%) (r)(s)(t)(x)	2.82(n)	2.31	(2.72)	(3.63)	3.93	1.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.78	1.75	1.72	1.72	1.73
Expenses after expense reductions (f)	1.62(a)	1.62	1.62	1.62	1.62	1.62
Net investment income (loss)	2.26(a)	2.22	1.74	1.35	1.78	2.28
Portfolio turnover rate	4(n)	21	24	21	23	19
Net assets at end of period (000 omitted)	$35	$39	$49	$54	$109	$155
See Notes to Financial Statements

Financial Highlights − continued
MFS West Virginia Municipal Bond Fund − continued
	Six months ended	Year ended
Class I	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.93	$8.94	$9.36	$9.84	$9.64	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.24	$0.23	$0.27	$0.32
Net realized and unrealized gain (loss)	0.16	(0.00)(w)	(0.41)	(0.48)	0.20	(0.03)
Total from investment operations	$0.31	$0.28	$(0.17)	$(0.25)	$0.47	$0.29
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.25)	$(0.23)	$(0.27)	$(0.32)
Net asset value, end of period (x)	$9.09	$8.93	$8.94	$9.36	$9.84	$9.64
Total return (%) (r)(s)(t)(x)	3.46(n)	3.22	(1.72)	(2.63)	4.94	2.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.78	0.75	0.72	0.72	0.73
Expenses after expense reductions (f)	0.62(a)	0.62	0.62	0.62	0.62	0.62
Net investment income (loss)	3.25(a)	3.23	2.74	2.32	2.73	3.23
Portfolio turnover rate	4(n)	21	24	21	23	19
Net assets at end of period (000 omitted)	$21,344	$21,196	$16,442	$16,290	$14,052	$7,545
	Six months ended	Year ended
Class R6	9/30/24 (unaudited)	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.93	$8.94	$9.36	$9.84	$9.63	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.25	$0.23	$0.28	$0.32
Net realized and unrealized gain (loss)	0.15	(0.00)(w)	(0.41)	(0.47)	0.21	(0.03)
Total from investment operations	$0.30	$0.29	$(0.16)	$(0.24)	$0.49	$0.29
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.26)	$(0.24)	$(0.28)	$(0.32)
Net asset value, end of period (x)	$9.08	$8.93	$8.94	$9.36	$9.84	$9.63
Total return (%) (r)(s)(t)(x)	3.38(n)	3.30	(1.65)	(2.56)	5.13	3.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70(a)	0.70	0.67	0.64	0.64	0.64
Expenses after expense reductions (f)	0.54(a)	0.54	0.54	0.54	0.54	0.54
Net investment income (loss)	3.33(a)	3.30	2.85	2.38	2.83	3.27
Portfolio turnover rate	4(n)	21	24	21	23	19
Net assets at end of period (000 omitted)	$4,278	$3,945	$3,226	$1,754	$824	$715

See Notes to Financial Statements

Financial Highlights − continued
MFS West Virginia Municipal Bond Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each fund is a diversified series with the exception of Mississippi Fund and West Virginia Fund which are non-diversified.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the funds could be taxable to shareholders.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the fund's adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by

Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Mississippi Fund
Financial Instruments
Municipal Bonds	$—	$73,081,549	$—	$73,081,549
U.S. Corporate Bonds	—	241,394	—	241,394
Mutual Funds	405,612	—	—	405,612
Total	$405,612	$73,322,943	$—	$73,728,555
New York Fund
Financial Instruments
Municipal Bonds	$—	$172,745,740	$—	$172,745,740
U.S. Corporate Bonds	—	685,610	—	685,610
Mutual Funds	7,041,452	—	—	7,041,452
Total	$7,041,452	$173,431,350	$—	$180,472,802
North Carolina Fund
Financial Instruments
Municipal Bonds	$—	$458,847,161	$—	$458,847,161
U.S. Corporate Bonds	—	1,244,296	—	1,244,296
Mutual Funds	12,572,659	—	—	12,572,659
Total	$12,572,659	$460,091,457	$—	$472,664,116
Pennsylvania Fund
Financial Instruments
Municipal Bonds	$—	$163,883,987	$—	$163,883,987
U.S. Corporate Bonds	—	403,954	—	403,954
Mutual Funds	1,085,027	—	—	1,085,027
Total	$1,085,027	$164,287,941	$—	$165,372,968
South Carolina Fund
Financial Instruments
Municipal Bonds	$—	$217,240,274	$—	$217,240,274
U.S. Corporate Bonds	—	634,585	—	634,585
Mutual Funds	7,344,243	—	—	7,344,243
Total	$7,344,243	$217,874,859	$—	$225,219,102

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
Virginia Fund
Financial Instruments
Municipal Bonds	$—	$350,073,522	$—	$350,073,522
U.S. Corporate Bonds	—	880,456	—	880,456
Mutual Funds	3,018,230	—	—	3,018,230
Total	$3,018,230	$350,953,978	$—	$353,972,208
West Virginia Fund
Financial Instruments
Municipal Bonds	$—	$94,009,439	$—	$94,009,439
U.S. Corporate Bonds	—	275,222	—	275,222
Mutual Funds	3,081,882	—	—	3,081,882
Total	$3,081,882	$94,284,661	$—	$97,366,543
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The Virginia Fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the Virginia Fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the Virginia Fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statements of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the Virginia Fund's Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
At September 30, 2024, the Virginia Fund's payable to the holders of the floating rate certificates was $1,846,255 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 3.18%. For the six months ended September 30, 2024, the average payable to the holders of the settled floating rate certificates was $262,445 at a weighted average interest rate of 3.18%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the six months ended September 30, 2024, the related interest expense and fees amounted to $7,155 which is included in “Interest expense and fees” in the Statements of Operations.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or

Notes to Financial Statements (unaudited) - continued
delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2024, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/24	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$3,315	$146,186	$81,957	$55,101	$13,778	$—	$15,920
Tax-exempt income	2,319,610	6,227,609	13,540,832	5,241,044	6,259,508	10,727,525	2,903,390
Total distributions	$2,322,925	$6,373,795	$13,622,789	$5,296,145	$6,273,286	$10,727,525	$2,919,310
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/24	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$74,484,679	$180,036,644	$472,072,326	$166,299,416
Gross appreciation	1,424,013	5,304,884	9,562,682	3,331,540
Gross depreciation	(2,180,137)	(4,868,726)	(8,970,892)	(4,257,988)
Net unrealized appreciation (depreciation)	$(756,124)	$436,158	$591,790	$(926,448)
As of 3/31/24
Undistributed ordinary income	73,936	—	192,681	51,233
Undistributed tax-exempt income	301,770	966,769	1,465,749	677,828
Capital loss carryforwards	(5,408,067)	(14,265,295)	(29,422,101)	(7,928,045)
Other temporary differences	(196,430)	(504,054)	(1,184,759)	(449,238)
Net unrealized appreciation (depreciation)	(2,469,170)	(4,266,680)	(9,850,868)	(5,406,320)

Notes to Financial Statements (unaudited) - continued
As of 9/30/24	South Carolina Fund	Virginia Fund	West Virginia Fund
Cost of investments	$224,034,640	$353,511,175	$98,635,553
Gross appreciation	4,755,544	6,586,889	1,667,423
Gross depreciation	(3,571,082)	(7,972,111)	(2,936,433)
Net unrealized appreciation (depreciation)	$1,184,462	$(1,385,222)	$(1,269,010)
As of 3/31/24
Undistributed ordinary income	70,541	160,657	36,933
Undistributed tax-exempt income	974,547	1,077,811	423,192
Capital loss carryforwards	(19,642,708)	(21,458,640)	(6,730,801)
Other temporary differences	(562,436)	(915,013)	(247,453)
Net unrealized appreciation (depreciation)	(4,174,090)	(9,629,389)	(3,010,731)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2024, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Short-Term	$(1,655,862)	$(6,104,219)	$(11,745,013)	$(3,528,793)	$(4,692,343)	$(5,878,824)	$(2,100,654)
Long-Term	(3,752,205)	(8,161,076)	(17,677,088)	(4,399,252)	(14,950,365)	(15,579,816)	(4,630,147)
Total	$(5,408,067)	$(14,265,295)	$(29,422,101)	$(7,928,045)	$(19,642,708)	$(21,458,640)	$(6,730,801)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six Months Ended 9/30/24	Year Ended 3/31/24	Six Months Ended 9/30/24	Year Ended 3/31/24	Six Months Ended 9/30/24	Year Ended 3/31/24	Six Months Ended 9/30/24	Year Ended 3/31/24
Class A	$947,334	$2,018,265	$2,122,704	$4,265,448	$4,405,290	$8,897,750	$1,762,465	$3,565,135
Class B	591	1,143	4,654	12,891	1,306	3,348	3,250	8,606
Class C	—	—	57,476	152,474	178,948	416,720	—	—
Class I	113,656	211,776	682,998	1,361,871	1,768,723	3,203,064	533,633	1,021,816
Class R6	49,024	91,741	119,513	581,111	636,470	1,101,907	353,325	700,588
Total	$1,110,605	$2,322,925	$2,987,345	$6,373,795	$6,990,737	$13,622,789	$2,652,673	$5,296,145
	South Carolina Fund		Virginia Fund		West Virginia Fund
	Six Months Ended 9/30/24	Year Ended 3/31/24	Six Months Ended 9/30/24	Year Ended 3/31/24	Six Months Ended 9/30/24	Year Ended 3/31/24
Class A	$2,258,362	$4,334,557	$3,299,421	$6,898,883	$1,045,917	$2,201,974
Class B	542	1,747	2,368	4,836	441	1,090
Class C	—	—	60,575	157,399	—	—
Class I	839,733	1,416,393	1,626,516	2,932,424	340,776	596,893
Class R6	290,787	520,589	420,663	733,983	67,875	119,353
Total	$3,389,424	$6,273,286	$5,409,543	$10,727,525	$1,455,009	$2,919,310

Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2025. For the six months ended September 30, 2024, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$4,924	$11,421	$29,367	$10,593	$14,113	$23,104	$6,211
The management fee incurred for the six months ended September 30, 2024 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	0.83%	0.84%	0.69%	0.84%	0.81%	0.87%
Class B	1.58%	1.59%	1.44%	1.59%	1.56%	1.62%
Class C	1.58%	1.59%	N/A	N/A	1.56%	N/A
Class I	0.58%	0.59%	0.59%	0.59%	0.56%	0.62%
Class R6	0.53%	0.52%	0.52%	0.53%	0.49%	0.55%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2025. For the six months ended September 30, 2024, these reductions amounted to the following and are included in the reduction of total expenses in the Statements of Operations.
New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$90,702	$9,190	$72,188	$41,765	$98,502	$67,203
Effective August 1, 2024, the investment adviser has agreed in writing to pay a portion of the Mississippi Fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of this fund's average daily net assets:
Mississippi Fund
Class A	0.76%
Class B	1.41%
Class I	0.66%
Class R6	0.60%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2025. For the period from August 1, 2024 through September 30, 2024, this reduction amounted to $16,761 for the Mississippi Fund, which is included in the reduction of total expenses in the Statements of Operations.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2024, as its portion of the initial sales charge on sales of Class A shares of each fund:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$477	$2,126	$4,864	$2,048	$1,912	$1,871	$874
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$80,719
New York Fund	—	0.25%	0.25%	0.25%	157,119
North Carolina Fund	—	0.25%	0.25%	0.25%	360,586
Pennsylvania Fund	—	0.25%	0.25%	0.10%	136,128
South Carolina Fund	—	0.25%	0.25%	0.25%	184,541
Virginia Fund	—	0.25%	0.25%	0.25%	276,678
West Virginia Fund	—	0.25%	0.25%	0.25%	87,287
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.75%	$259
New York Fund	0.75%	0.25%	1.00%	1.00%	1,770
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	566
Pennsylvania Fund	0.75%	0.25%	1.00%	0.85%	1,305
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	235
Virginia Fund	0.75%	0.25%	1.00%	1.00%	1,065
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	196
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$21,939
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	77,862
Virginia Fund	0.75%	0.25%	1.00%	1.00%	27,224
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$80,978	$180,828	$439,014	$137,433	$184,776	$304,967	$87,483
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which

Notes to Financial Statements (unaudited) - continued
there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2024, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$26	$—	$27	$2	$—	$31	$—
Mississippi Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10% and 0.00%, respectively. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2025. For the six months ended September 30, 2024, these reductions amounted to $48,432 and $65 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Pennsylvania Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2025. For the six months ended September 30, 2024, these reductions amounted to $81,678 and $195 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2024, were as follows:
CDSC Imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$29,601	$20	$8,471	$100	$6,216	$2,206	$93
Class B	—	274	76	—	—	66	—
Class C	N/A	62	75	N/A	N/A	28	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2024, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Expenses paid	$961	$7,686	$6,771	$8,090	$2,957	$6,376	$1,765
Annual percentage of average daily net assets	0.0025%	0.0088%	0.0030%	0.0100%	0.0027%	0.0036%	0.0037%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$23,438	$69,036	$155,047	$50,572	$65,759	$137,873	$35,551
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended September 30, 2024 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0280%	0.0202%	0.0165%	0.0206%	0.0190%	0.0172%	0.0252%

Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The Mississippi Fund, the New York Fund, and the Pennsylvania Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2024:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$152	$150	$152	$150
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$1,985	$2,007	$2,001	$2,006
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Fund	Date	Transaction	Class	Shares	Amount
Mississippi Fund	4/21/2023	Purchase	Class B	5,631	$50,000
Mississippi Fund	8/19/2024	Redemption	Class I	3	25
New York Fund	8/19/2024	Redemption	Class I	2	21
North Carolina Fund	8/19/2024	Redemption	Class I	3	27
Pennsylvania Fund	8/19/2024	Redemption	Class I	2	22
South Carolina Fund	6/23/2023	Redemption	Class R6	5,978	53,562
South Carolina Fund	6/03/2024	Purchase	Class B	2,285	25,000
South Carolina Fund	8/19/2024	Redemption	Class I	2	19
Virginia Fund	8/19/2024	Redemption	Class I	2	22
West Virginia Fund	6/23/2023	Purchase	Class B	1,095	11,094
West Virginia Fund	8/19/2024	Redemption	Class I	3	28
At September 30, 2024, MFS held 100% of the outstanding shares of Class B of the Mississippi Fund and approximately 51% of the outstanding shares of Class B of the South Carolina Fund.
(4)  Portfolio Securities
For the six months ended September 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Purchases	$4,878,337	$9,682,355	$46,101,935	$15,398,874	$27,497,439	$24,974,788	$4,746,428
Sales	$11,555,975	$9,085,808	$36,616,074	$14,588,266	$21,103,328	$30,741,265	$3,704,854

Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Mississippi Fund				New York Fund
	Six Months Ended 9/30/24		Year ended 3/31/24		Six Months Ended 9/30/24		Year ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	151,739	$ 1,358,722	701,221	$ 6,089,542	701,363	$ 7,079,169	1,578,783	$ 15,590,039
Class B	—	—	5,631	50,000	—	—	—	—
Class C	—	—	—	—	48,283	491,521	50,876	499,628
Class I	192,176	1,694,068	68,263	592,418	772,308	6,940,215	1,493,506	12,643,757
Class R6	78,195	696,458	99,990	880,858	142,433	1,277,069	373,402	3,233,811
	422,110	$3,749,248	875,105	$7,612,818	1,664,387	$15,787,974	3,496,567	$31,967,235
Shares issued to shareholders in reinvestment of distributions
Class A	102,506	$ 909,718	222,132	$ 1,940,898	182,621	$ 1,848,888	371,821	$ 3,665,903
Class B	66	591	123	1,070	442	4,457	1,269	12,468
Class C	—	—	—	—	5,474	55,332	14,645	143,995
Class I	10,968	97,312	21,127	184,314	62,922	563,341	124,635	1,086,805
Class R6	5,519	48,930	10,520	91,741	13,329	119,513	53,093	466,023
	119,059	$1,056,551	253,902	$2,218,023	264,788	$2,591,531	565,463	$5,375,194
Shares reacquired
Class A	(1,061,748)	$ (9,386,882)	(1,305,377)	$ (11,424,452)	(600,143)	$ (6,067,912)	(2,345,208)	$ (23,051,187)
Class B	(365)	(3,209)	(527)	(4,551)	(20,830)	(211,111)	(9,428)	(91,215)
Class C	—	—	—	—	(93,575)	(948,155)	(256,407)	(2,514,477)
Class I	(112,848)	(1,002,852)	(198,110)	(1,716,399)	(683,755)	(6,099,570)	(1,504,904)	(12,987,233)
Class R6	(61,072)	(545,276)	(90,961)	(788,032)	(111,675)	(997,281)	(5,162,784)	(45,712,572)
	(1,236,033)	$(10,938,219)	(1,594,975)	$(13,933,434)	(1,509,978)	$(14,324,029)	(9,278,731)	$(84,356,684)
Net change
Class A	(807,503)	$ (7,118,442)	(382,024)	$ (3,394,012)	283,841	$ 2,860,145	(394,604)	$ (3,795,245)
Class B	(299)	(2,618)	5,227	46,519	(20,388)	(206,654)	(8,159)	(78,747)
Class C	—	—	—	—	(39,818)	(401,302)	(190,886)	(1,870,854)
Class I	90,296	788,528	(108,720)	(939,667)	151,475	1,403,986	113,237	743,329
Class R6	22,642	200,112	19,549	184,567	44,087	399,301	(4,736,289)	(42,012,738)
	(694,864)	$(6,132,420)	(465,968)	$(4,102,593)	419,197	$4,055,476	(5,216,701)	$(47,014,255)
	North Carolina Fund				Pennsylvania Fund
	Six Months Ended 9/30/24		Year ended 3/31/24		Six Months Ended 9/30/24		Year ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,687,975	$ 29,251,874	7,625,359	$ 79,572,080	583,765	$ 5,609,866	1,301,590	$ 12,268,242
Class B	—	—	—	—	—	—	20	186
Class C	34,682	377,270	95,501	1,026,076	—	—	—	—
Class I	2,278,198	20,647,339	3,972,285	35,414,152	540,024	4,915,869	1,064,815	9,522,897
Class R6	740,010	6,705,350	1,694,910	15,085,698	303,985	2,757,285	532,902	4,775,088
	5,740,865	$56,981,833	13,388,055	$131,098,006	1,427,774	$13,283,020	2,899,327	$26,566,413

Notes to Financial Statements (unaudited) - continued
	North Carolina Fund − continued				Pennsylvania Fund − continued
	Six Months Ended 9/30/24		Year ended 3/31/24		Six Months Ended 9/30/24		Year ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	389,998	$ 4,228,301	800,883	$ 8,514,878	179,106	$ 1,707,722	365,352	$ 3,422,416
Class B	117	1,273	315	3,348	339	3,237	915	8,583
Class C	16,265	176,212	38,547	409,335	—	—	—	—
Class I	181,866	1,643,913	329,485	2,920,204	55,063	500,559	108,867	971,792
Class R6	67,423	609,561	120,271	1,066,162	19,659	178,712	37,806	337,438
	655,669	$6,659,260	1,289,501	$12,913,927	254,167	$2,390,230	512,940	$4,740,229
Shares reacquired
Class A	(3,659,276)	$(39,612,433)	(9,076,309)	$ (94,884,945)	(1,028,656)	$ (9,839,953)	(1,918,881)	$ (17,925,431)
Class B	(5,433)	(59,257)	(2,656)	(27,565)	(9,027)	(87,041)	(13,978)	(132,943)
Class C	(203,889)	(2,215,964)	(602,863)	(6,373,427)	—	—	—	—
Class I	(1,261,219)	(11,387,687)	(3,702,974)	(32,585,411)	(382,144)	(3,471,516)	(1,224,042)	(10,916,620)
Class R6	(454,942)	(4,105,747)	(1,228,830)	(10,813,899)	(289,349)	(2,634,044)	(610,541)	(5,449,291)
	(5,584,759)	$(57,381,088)	(14,613,632)	$(144,685,247)	(1,709,176)	$(16,032,554)	(3,767,442)	$(34,424,285)
Net change
Class A	(581,303)	$ (6,132,258)	(650,067)	$ (6,797,987)	(265,785)	$ (2,522,365)	(251,939)	$ (2,234,773)
Class B	(5,316)	(57,984)	(2,341)	(24,217)	(8,688)	(83,804)	(13,043)	(124,174)
Class C	(152,942)	(1,662,482)	(468,815)	(4,938,016)	—	—	—	—
Class I	1,198,845	10,903,565	598,796	5,748,945	212,943	1,944,912	(50,360)	(421,931)
Class R6	352,491	3,209,164	586,351	5,337,961	34,295	301,953	(39,833)	(336,765)
	811,775	$6,260,005	63,924	$(673,314)	(27,235)	$(359,304)	(355,175)	$(3,117,643)
	South Carolina Fund				Virginia Fund
	Six Months Ended 9/30/24		Year ended 3/31/24		Six Months Ended 9/30/24		Year ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,214,527	$ 13,499,896	1,461,432	$ 16,072,633	1,005,228	$ 10,361,350	6,102,288	$ 59,817,357
Class B	2,285	25,006	—	—	—	—	—	—
Class C	—	—	—	—	18,151	186,561	54,441	545,987
Class I	1,256,842	11,295,364	1,659,326	14,674,189	1,260,574	11,296,055	5,273,432	45,380,963
Class R6	330,272	2,992,340	846,387	7,513,670	416,676	3,735,688	1,357,429	11,978,952
	2,803,926	$27,812,606	3,967,145	$38,260,492	2,700,629	$25,579,654	12,787,590	$117,723,259
Shares issued to shareholders in reinvestment of distributions
Class A	196,196	$ 2,182,010	387,190	$ 4,220,729	297,074	$ 3,056,991	630,640	$ 6,371,793
Class B	49	542	161	1,747	230	2,368	479	4,836
Class C	—	—	—	—	5,233	53,799	13,810	139,469
Class I	87,704	791,052	148,134	1,308,496	172,547	1,543,307	310,389	2,728,219
Class R6	32,209	290,369	58,859	519,813	46,919	420,012	83,225	731,531
	316,158	$3,263,973	594,344	$6,050,785	522,003	$5,076,477	1,038,543	$9,975,848
Shares reacquired
Class A	(1,734,569)	$(19,267,191)	(2,311,235)	$ (25,176,298)	(2,218,058)	$(22,875,075)	(8,775,572)	$ (86,693,857)
Class B	(2,127)	(23,497)	(8,254)	(90,985)	—	(1)	(2,985)	(30,398)
Class C	—	—	—	—	(109,474)	(1,128,381)	(339,408)	(3,413,841)
Class I	(407,727)	(3,665,642)	(1,590,664)	(13,998,346)	(1,142,851)	(10,198,031)	(3,889,109)	(33,637,138)
Class R6	(227,018)	(2,046,029)	(575,680)	(5,058,610)	(271,890)	(2,436,523)	(916,854)	(8,019,118)
	(2,371,441)	$(25,002,359)	(4,485,833)	$(44,324,239)	(3,742,273)	$(36,638,011)	(13,923,928)	$(131,794,352)

Notes to Financial Statements (unaudited) - continued
	South Carolina Fund − continued				Virginia Fund − continued
	Six Months Ended 9/30/24		Year ended 3/31/24		Six Months Ended 9/30/24		Year ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	(323,846)	$ (3,585,285)	(462,613)	$ (4,882,936)	(915,756)	$ (9,456,734)	(2,042,644)	$ (20,504,707)
Class B	207	2,051	(8,093)	(89,238)	230	2,367	(2,506)	(25,562)
Class C	—	—	—	—	(86,090)	(888,021)	(271,157)	(2,728,385)
Class I	936,819	8,420,774	216,796	1,984,339	290,270	2,641,331	1,694,712	14,472,044
Class R6	135,463	1,236,680	329,566	2,974,873	191,705	1,719,177	523,800	4,691,365
	748,643	$6,074,220	75,656	$(12,962)	(519,641)	$(5,981,880)	(97,795)	$(4,095,245)
	West Virginia Fund
	Six Months Ended 9/30/24		Year ended 3/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	449,083	$ 4,551,810	697,408	$ 7,020,407
Class B	—	—	1,095	11,095
Class I	107,035	954,914	986,483	8,381,552
Class R6	47,126	420,436	131,281	1,159,539
	603,244	$5,927,160	1,816,267	$16,572,593
Shares issued to shareholders in reinvestment of distributions
Class A	100,552	$ 1,020,169	214,447	$ 2,140,533
Class B	43	432	110	1,090
Class I	33,538	299,497	59,181	520,759
Class R6	7,602	67,875	13,583	119,350
	141,735	$1,387,973	287,321	$2,781,732
Shares reacquired
Class A	(393,154)	$ (3,989,310)	(1,985,395)	$ (19,610,803)
Class B	(510)	(5,254)	(2,215)	(20,730)
Class I	(163,969)	(1,463,317)	(513,011)	(4,491,566)
Class R6	(25,407)	(227,558)	(64,259)	(560,558)
	(583,040)	$(5,685,439)	(2,564,880)	$(24,683,657)
Net change
Class A	156,481	$ 1,582,669	(1,073,540)	$ (10,449,863)
Class B	(467)	(4,822)	(1,010)	(8,545)
Class I	(23,396)	(208,906)	532,653	4,410,745
Class R6	29,321	260,753	80,605	718,331
	161,939	$1,629,694	(461,292)	$(5,329,332)
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended

Notes to Financial Statements (unaudited) - continued
September 30, 2024, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations, with the exception of the Virginia Fund, whose commitment fee and interest expense are included in “Interest expense and fees” in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$211	$469	$1,185	$428	$547	$934	$251
Interest Expense	—	—	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2024, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Mississippi Fund	$589,587	$9,180,285	$9,364,789	$570	$(41)	$405,612
New York Fund	1,290,035	20,639,762	14,889,699	(208)	1,562	7,041,452
North Carolina Fund	3,111,246	59,348,169	49,888,782	505	1,521	12,572,659
Pennsylvania Fund	1,147,173	19,792,104	19,854,489	320	(81)	1,085,027
South Carolina Fund	2,190,396	35,290,283	30,136,768	269	63	7,344,243
Virginia Fund	1,322,025	39,598,836	37,903,329	786	(88)	3,018,230
West Virginia Fund	734,986	8,594,332	6,248,277	121	720	3,081,882
	Dividend Income	Capital Gain Distributions
Mississippi Fund	$25,649	$—
New York Fund	111,175	—
North Carolina Fund	142,285	—
Pennsylvania Fund	56,198	—
South Carolina Fund	115,609	—
Virginia Fund	91,891	—
West Virginia Fund	59,877	—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of each Fund’s Class I shares in comparison to the performance of funds in its respective Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  See below for a description of the performance information considered by the Trustees.
In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge.  The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations.  See below for a description of the fee information considered by the Trustees.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
MFS Mississippi Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2023 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2023 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to implement an expense limitation for the Fund effective August 1, 2024, which may not be changed without the Trustees’ approval.

Board Review of Investment Advisory Agreement - continued
MFS New York Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the funds in its Broadridge performance universe for each of the one-, three-, and five-year periods ended December 31, 2023 (the 1st quintile being the best performers and the 5th quintile being the worst performers).  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS North Carolina Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2023 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the other funds in the universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Pennsylvania Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2023 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for each of the one- and three-year periods ended December 31, 2023.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS South Carolina Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2023 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2023 relative to the other funds in the universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Virginia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2023 (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS West Virginia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2023 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   November 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  November 14, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  November 14, 2024

*  Print name and title of each signing officer under his or her signature.